UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22235

AQR Funds

(Exact name of registrant as specified in charter)

Two Greenwich Plaza
                            Greenwich, CT 06830

(Address of principal executive offices) (Zip code)
H.J. Willcox, Esq.
Principal and Chief Legal Officer
AQR Capital Management, LLC
Two Greenwich Plaza
                        Greenwich, CT 06830
(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 203-742-3600

Date of fiscal year end:  September 30

Date of reporting period:  October 1, 2020 to March 31, 2021

Item 1. Reports to Shareholders.

a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report.
Not applicable.
Semi-Annual Report
March 31, 2021 (Unaudited)
AQR Large Cap Multi-Style Fund
AQR Small Cap Multi-Style Fund
AQR International Multi-Style Fund
AQR Emerging Multi-Style II Fund
AQR Large Cap Momentum Style Fund
AQR Small Cap Momentum Style Fund
AQR International Momentum Style Fund
AQR Large Cap Defensive Style Fund
AQR International Defensive Style Fund
AQR Global Equity Fund
AQR International Equity Fund
AQR Core Plus Bond Fund
Effective January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, the Funds no longer mail paper copies of the Funds’ annual and semi-annual shareholder reports, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website (https://funds.aqr.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary or, if you purchased your Fund shares through the Funds’ transfer agent ALPS Fund Services, Inc., by calling (866) 290-2688.
You may elect to receive all future reports in paper free of charge. You can inform your financial intermediary or the Funds that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary or, if you purchased your Fund shares through the Funds’ transfer agent ALPS Fund Services, Inc., by calling (866) 290-2688. Your election to receive reports in paper will apply to all
AQR Funds held with the fund complex if you purchased your Fund shares through the Funds’ transfer agent ALPS Fund Services, Inc., or all
AQR Funds held in your account if you invest through a financial intermediary.

Table of Contents
Schedule of Investments
AQR Large Cap Multi-Style Fund
....................................................................
2
AQR Small Cap Multi-Style Fund
....................................................................
7
AQR International Multi-Style Fund
..................................................................
16
AQR Emerging Multi-Style II Fund
...................................................................
20
AQR Large Cap Momentum Style Fund
...............................................................
26
AQR Small Cap Momentum Style Fund
...............................................................
33
AQR International Momentum Style Fund
..............................................................
42
AQR Large Cap Defensive Style Fund
................................................................
48
AQR International Defensive Style Fund
...............................................................
54
AQR Global Equity Fund
..........................................................................
59
AQR International Equity Fund
......................................................................
67
AQR Core Plus Bond Fund
........................................................................
74
Financial Statements and Notes
........................................................................
86
Fund Expense Examples (Unaudited)
....................................................................
147

AQR Funds | Semi-Annual Report | March 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LARGE CAP MULTI-STYLE FUND
Schedule of Investments
March 31, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 88.0%
Aerospace & Defense - 1.2%
Curtiss-Wright Corp.
7,365 873,489
Howmet Aerospace, Inc. *
40,076 1,287,642
Huntington Ingalls Industries, Inc.
37,392 7,697,143
Lockheed Martin Corp.
14,127 5,219,927
Teledyne Technologies, Inc. *
1,723 712,719
Textron, Inc.
54,692 3,067,127
18,858,047
Air Freight & Logistics - 1.2%
Expeditors International of
Washington, Inc. 13,929 1,500,014
FedEx Corp.
60,833 17,279,005
18,779,019
Auto Components - 0.1%
Aptiv plc * 9,628 1,327,701
Automobiles - 1.7%
General Motors Co. *
82,799 4,757,630
Tesla, Inc. *
27,261 18,208,440
Thor Industries, Inc.
24,609 3,315,817
26,281,887
Banks - 2.7%
Associated Banc-Corp.
243,494 5,196,162
Citigroup, Inc.
81,581 5,935,018
Citizens Financial Group, Inc.
34,638 1,529,268
First Citizens BancShares , Inc.,
Class A 1,751 1,463,433
FNB Corp.
52,242 663,473
JPMorgan Chase & Co.
102,662 15,628,236
People's United Financial, Inc.
56,108 1,004,333
Popular, Inc.
142,499 10,020,530
41,440,453
Beverages - 0.3%
Monster Beverage Corp. *
8,223 749,033
PepsiCo, Inc.
29,142 4,122,136
4,871,169
Biotechnology - 2.0%
AbbVie, Inc.
23,950 2,591,869
Alexion Pharmaceuticals, Inc. *
8,138 1,244,382
Amgen, Inc.
13,098 3,258,913
Biogen, Inc. *
32,145 8,992,564
Exelixis , Inc. *
18,303 413,465
Moderna , Inc. *
12,333 1,615,006
United Therapeutics Corp. *
76,551 12,804,686
30,920,885
Building Products - 1.0%
A O Smith Corp.
14,233 962,293
Fortune Brands Home & Security,
Inc. 46,746 4,479,201
INVESTMENTS SHARES VALUE ($)
Building Products - 1.0% (continued)
Johnson Controls International plc
53,348 3,183,275
Masco Corp.
12,392 742,281
Owens Corning
34,710 3,196,444
Trane Technologies plc
17,146 2,838,692
15,402,186
Capital Markets - 1.5%
Ameriprise Financial, Inc.
22,509 5,232,217
Bank of New York Mellon Corp.
(The) 35,963 1,700,690
BlackRock, Inc.
11,051 8,332,012
Goldman Sachs Group, Inc. (The)
2,017 659,559
Morgan Stanley
12,253 951,568
MSCI, Inc.
948 397,477
State Street Corp.
29,509 2,479,051
T. Rowe Price Group, Inc.
4,156 713,170
Virtu Financial, Inc., Class A
99,498 3,089,413
23,555,157
Chemicals - 1.2%
Cabot Corp.
21,102 1,106,589
Chemours Co. (The)
40,168 1,121,089
Corteva , Inc.
92,429 4,309,040
Eastman Chemical Co.
34,809 3,833,167
Huntsman Corp.
65,880 1,899,320
LyondellBasell Industries NV, Class
A 19,558 2,035,010
Mosaic Co. (The)
12,912 408,148
NewMarket Corp.
1,038 394,606
Scotts Miracle- Gro Co. (The)
11,971 2,932,536
18,039,505
Commercial Services & Supplies - 0.4%
Cintas Corp.
1,315 448,823
Copart , Inc. *
5,071 550,761
Waste Management, Inc.
43,926 5,667,332
6,666,916
Communications Equipment - 0.6%
Cisco Systems, Inc. 191,202 9,887,055
Construction & Engineering - 0.0% (a)
Quanta Services, Inc.
4,911 432,070
Valmont Industries, Inc.
931 221,271
653,341
Consumer Finance - 0.1%
Ally Financial, Inc.
15,061 680,908
SLM Corp.
80,562 1,447,699
2,128,607
Containers & Packaging - 0.2%
Berry Global Group, Inc. *
18,175 1,115,945
Silgan Holdings, Inc.
57,426 2,413,615
3,529,560

AQR Funds | Semi-Annual Report | March 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LARGE CAP MULTI-STYLE FUND
Schedule of Investments
March 31, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Distributors - 0.1%
LKQ Corp. * 32,592 1,379,619
Diversified Consumer Services - 0.2%
Graham Holdings Co., Class B
2,350 1,321,734
Grand Canyon Education, Inc. *
14,528 1,555,949
2,877,683
Diversified Financial Services - 1.2%
Berkshire Hathaway, Inc., Class B * 71,167 18,181,033
Diversified Telecommunication Services - 1.1%
AT&T, Inc.
297,386 9,001,874
Verizon Communications, Inc.
147,018 8,549,097
17,550,971
Electric Utilities - 1.3%
Exelon Corp.
144,910 6,338,364
NRG Energy, Inc.
327,795 12,367,705
Pinnacle West Capital Corp.
15,917 1,294,848
20,000,917
Electrical Equipment - 1.1%
Acuity Brands, Inc.
51,038 8,421,270
Eaton Corp. plc
6,236 862,314
Hubbell, Inc.
14,172 2,648,605
Regal Beloit Corp.
31,619 4,511,399
16,443,588
Electronic Equipment, Instruments & Components - 2.1%
Arrow Electronics, Inc. *
132,946 14,733,076
CDW Corp.
27,147 4,499,615
Jabil, Inc.
110,761 5,777,294
SYNNEX Corp.
66,932 7,686,471
32,696,456
Entertainment - 0.4%
Electronic Arts, Inc. 44,695 6,050,362
Equity Real Estate Investment Trusts (REITs) - 0.3%
American Tower Corp.
2,784 665,543
Brandywine Realty Trust
48,763 629,530
Brixmor Property Group, Inc.
20,046 405,531
EPR Properties
564 26,277
Public Storage
4,562 1,125,719
Ventas, Inc.
11,140 594,208
Weingarten Realty Investors
16,674 448,697
3,895,505
Food & Staples Retailing - 2.1%
Costco Wholesale Corp.
5,737 2,022,178
Kroger Co. (The)
356,897 12,844,723
Sprouts Farmers Market, Inc. *
343,999 9,157,253
Walgreens Boots Alliance, Inc.
17,732 973,487
Walmart, Inc.
56,207 7,634,597
32,632,238
INVESTMENTS SHARES VALUE ($)
Food Products - 1.2%
Flowers Foods, Inc.
17,814 423,973
General Mills, Inc.
63,320 3,882,782
Ingredion, Inc.
6,350 570,992
J M Smucker Co. (The)
48,892 6,186,305
Pilgrim's Pride Corp. *
44,695 1,063,294
Tyson Foods, Inc., Class A
78,986 5,868,660
17,996,006
Health Care Equipment & Supplies - 1.7%
Abbott Laboratories
34,166 4,094,454
Baxter International, Inc.
15,913 1,342,102
Danaher Corp.
30,060 6,765,905
Medtronic plc
43,297 5,114,675
Quidel Corp. *
66,981 8,568,879
25,886,015
Health Care Providers & Services - 2.7%
AmerisourceBergen Corp.
4,674 551,859
Anthem, Inc.
30,301 10,876,544
Cardinal Health, Inc.
7,541 458,116
CVS Health Corp.
66,540 5,005,804
Humana, Inc.
9,377 3,931,307
McKesson Corp.
31,404 6,125,036
Molina Healthcare, Inc. *
30,437 7,114,953
UnitedHealth Group, Inc.
19,334 7,193,602
41,257,221
Health Care Technology - 0.1%
Teladoc Health, Inc. *
3,483 633,035
Veeva Systems, Inc., Class A *
5,355 1,398,940
2,031,975
Hotels, Restaurants & Leisure - 0.9%
Darden Restaurants, Inc.
36,026 5,115,692
Extended Stay America, Inc.
156,749 3,095,793
McDonald's Corp.
5,175 1,159,924
MGM Resorts International
128,915 4,897,481
14,268,890
Household Durables - 1.2%
Lennar Corp., Class A
50,051 5,066,663
Mohawk Industries, Inc. *
13,673 2,629,454
PulteGroup, Inc.
77,305 4,053,874
Whirlpool Corp.
29,385 6,474,985
18,224,976
Household Products - 1.8%
Clorox Co. (The)
52,989 10,220,518
Procter & Gamble Co. (The)
121,655 16,475,737
Spectrum Brands Holdings, Inc.
8,843 751,655
27,447,910
Independent Power and Renewable Electricity Producers - 0.1%
Vistra Corp. 53,274 941,884

AQR Funds | Semi-Annual Report | March 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LARGE CAP MULTI-STYLE FUND
Schedule of Investments
March 31, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Industrial Conglomerates - 0.6%
3M Co.
37,463 7,218,371
Carlisle Cos., Inc.
13,091 2,154,517
9,372,888
Insurance - 3.0%
Allstate Corp. (The)
153,463 17,632,899
Assurant, Inc.
24,894 3,529,222
Assured Guaranty Ltd.
14,997 634,073
Everest Re Group Ltd.
38,494 9,539,198
Fidelity National Financial, Inc.
44,674 1,816,445
First American Financial Corp.
88,484 5,012,619
MetLife, Inc.
10,090 613,371
Old Republic International Corp.
207,622 4,534,465
Progressive Corp. (The)
31,402 3,002,345
Travelers Cos., Inc. (The)
2,976 447,590
46,762,227
Interactive Media & Services - 6.0%
Alphabet, Inc., Class A *
14,880 30,690,298
Alphabet, Inc., Class C *
10,966 22,684,597
Facebook, Inc., Class A *
124,113 36,555,002
IAC/InterActiveCorp *
2,827 611,508
Match Group, Inc. *
5,384 739,654
Zillow Group, Inc., Class C *
3,379 438,053
91,719,112
Internet & Direct Marketing Retail - 3.3%
Amazon.com, Inc. *
13,161 40,721,187
Booking Holdings, Inc. *
294 684,973
eBay, Inc.
87,891 5,382,445
Qurate Retail, Inc., Series A
274,041 3,222,722
50,011,327
IT Services - 1.9%
Accenture plc, Class A
14,799 4,088,224
Akamai Technologies, Inc. *
42,555 4,336,354
Alliance Data Systems Corp.
22,222 2,490,864
Amdocs Ltd.
26,270 1,842,840
Cognizant Technology Solutions
Corp., Class A 44,075 3,443,139
Concentrix Corp. *
48,387 7,244,502
PayPal Holdings, Inc. *
1,715 416,471
VeriSign, Inc. *
9,225 1,833,561
Visa, Inc., Class A
9,875 2,090,834
Western Union Co. (The)
34,200 843,372
28,630,161
Leisure Products - 0.8%
Brunswick Corp.
9,451 901,342
Peloton Interactive, Inc., Class A *
89,762 10,092,839
Polaris, Inc.
6,935 925,823
11,920,004
INVESTMENTS SHARES VALUE ($)
Life Sciences Tools & Services - 1.3%
Bio-Rad Laboratories, Inc., Class
A * 2,200 1,256,574
Charles River Laboratories
International, Inc. * 22,100 6,405,243
PerkinElmer, Inc.
5,877 753,960
PRA Health Sciences, Inc. *
9,380 1,438,236
Thermo Fisher Scientific, Inc.
23,195 10,585,734
20,439,747
Machinery - 4.0%
AGCO Corp.
102,205 14,681,748
Cummins, Inc.
48,011 12,440,130
Deere & Co.
2,606 975,009
ITT, Inc.
6,926 629,643
Oshkosh Corp.
113,333 13,448,094
PACCAR, Inc.
69,370 6,445,860
Snap-on, Inc.
20,502 4,730,632
Timken Co. (The)
101,282 8,221,060
61,572,176
Media - 0.4%
Comcast Corp., Class A
18,515 1,001,846
DISH Network Corp., Class A *
45,464 1,645,797
Interpublic Group of Cos., Inc.
(The) 98,645 2,880,434
5,528,077
Metals & Mining - 0.1%
Newmont Corp. 12,643 761,994
Multiline Retail - 1.0%
Dollar General Corp.
18,932 3,836,002
Target Corp.
55,651 11,022,793
14,858,795
Multi-Utilities - 0.1%
Ameren Corp.
8,706 708,320
MDU Resources Group, Inc.
48,742 1,540,735
2,249,055
Oil, Gas & Consumable Fuels - 1.6%
Cabot Oil & Gas Corp.
168,121 3,157,312
Chevron Corp.
69,660 7,299,672
ConocoPhillips
31,854 1,687,306
EOG Resources, Inc.
5,640 409,069
Equitrans Midstream Corp.
713,208 5,819,777
Exxon Mobil Corp.
86,595 4,834,599
Kinder Morgan, Inc.
64,424 1,072,660
24,280,395
Personal Products - 0.3%
Estee Lauder Cos., Inc. (The),
Class A 12,057 3,506,779
Nu Skin Enterprises, Inc., Class A
12,461 659,062
4,165,841

AQR Funds | Semi-Annual Report | March 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LARGE CAP MULTI-STYLE FUND
Schedule of Investments
March 31, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Pharmaceuticals - 3.2%
Bristol-Myers Squibb Co.
96,123 6,068,245
Eli Lilly and Co.
5,145 961,189
Horizon Therapeutics plc *
26,140 2,405,925
Jazz Pharmaceuticals plc *
44,871 7,375,446
Johnson & Johnson
109,199 17,946,856
Merck & Co., Inc.
96,980 7,476,188
Pfizer, Inc.
188,999 6,847,434
49,081,283
Professional Services - 1.3%
Booz Allen Hamilton Holding Corp.
44,367 3,572,874
CACI International, Inc., Class A *
33,016 8,143,727
IHS Markit Ltd.
15,153 1,466,507
Jacobs Engineering Group, Inc.
3,173 410,174
ManpowerGroup , Inc.
44,494 4,400,457
Robert Half International, Inc.
34,886 2,723,550
20,717,289
Road & Rail - 0.5%
AMERCO
2,855 1,748,973
Knight-Swift Transportation
Holdings, Inc. 10,168 488,979
Ryder System, Inc.
24,277 1,836,555
Schneider National, Inc., Class B
133,217 3,326,429
7,400,936
Semiconductors & Semiconductor Equipment - 5.9%
Applied Materials, Inc.
84,665 11,311,244
Broadcom, Inc.
14,622 6,779,637
Cirrus Logic, Inc. *
17,849 1,513,417
Intel Corp.
329,748 21,103,872
KLA Corp.
6,885 2,274,804
Lam Research Corp.
14,577 8,676,813
Micron Technology, Inc. *
79,324 6,997,170
MKS Instruments, Inc.
19,064 3,534,847
NVIDIA Corp.
5,125 2,736,391
Qorvo , Inc. *
15,215 2,779,781
QUALCOMM, Inc.
23,371 3,098,761
Skyworks Solutions, Inc.
34,161 6,267,860
Teradyne, Inc.
46,013 5,598,862
Texas Instruments, Inc.
34,461 6,512,784
Xilinx, Inc.
9,412 1,166,147
90,352,390
Software - 6.7%
Adobe, Inc. *
18,502 8,795,296
Cadence Design Systems, Inc. *
32,463 4,447,106
Fortinet, Inc. *
3,148 580,554
Intuit, Inc.
9,562 3,662,820
Manhattan Associates, Inc. *
4,944 580,327
Microsoft Corp.
304,565 71,807,290
Oracle Corp.
164,608 11,550,543
Teradata Corp. *
28,548 1,100,240
INVESTMENTS SHARES VALUE ($)
Software - 6.7% (continued)
VMware, Inc., Class A *(b)
6,694 1,007,112
103,531,288
Specialty Retail - 4.0%
AutoNation, Inc. *
134,971 12,581,997
Best Buy Co., Inc.
86,273 9,905,003
Dick's Sporting Goods, Inc.
118,391 9,015,475
Foot Locker, Inc.
101,200 5,692,500
Home Depot, Inc. (The)
24,460 7,466,415
Lowe's Cos., Inc.
16,883 3,210,809
Penske Automotive Group, Inc.
51,358 4,120,966
Williams-Sonoma, Inc.
54,708 9,803,673
61,796,838
Technology Hardware, Storage & Peripherals - 5.5%
Apple, Inc.
590,658 72,148,875
Dell Technologies, Inc., Class C *
13,871 1,222,729
HP, Inc.
303,279 9,629,108
Xerox Holdings Corp.
56,613 1,373,997
84,374,709
Textiles, Apparel & Luxury Goods - 0.6%
Carter's, Inc. *
49,177 4,373,311
Lululemon Athletica , Inc. *
3,796 1,164,271
NIKE, Inc., Class B
11,109 1,476,275
Ralph Lauren Corp. *
4,926 606,686
Skechers USA, Inc., Class A *
27,084 1,129,674
8,750,217
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. 55,406 767,373
Tobacco - 0.7%
Altria Group, Inc.
84,033 4,299,128
Philip Morris International, Inc.
65,585 5,820,013
10,119,141
Trading Companies & Distributors - 1.2%
Air Lease Corp.
8,179 400,771
MSC Industrial Direct Co., Inc.,
Class A 79,293 7,151,436
United Rentals, Inc. *
14,863 4,894,534
Watsco , Inc.
21,264 5,544,588
17,991,329
Transportation Infrastructure - 0.0% (a)
Macquarie Infrastructure Corp. 14,016 445,849
Wireless Telecommunication Services - 0.1%
T-Mobile US, Inc. * 16,099 2,017,044
TOTAL COMMON STOCKS
(Cost $828,394,595) 1,351,722,222

AQR Funds | Semi-Annual Report | March 2021
The accompanying notes are an integral part of these financial statements.
AQR LARGE CAP MULTI-STYLE FUND
Schedule of Investments
March 31, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
PREFERRED STOCKS - 0.0% (a)
Internet & Direct Marketing Retail - 0.0% (a)
Qurate Retail, Inc., 8.00%,
3/15/2031
(Cost $476,826) 4,865 494,527
SHORT-TERM INVESTMENTS - 4.1%
INVESTMENT COMPANIES - 4.1%
Limited Purpose Cash Investment
Fund, 0.01% (c)
(Cost $62,246,508) 62,271,417 62,252,735
SECURITIES LENDING COLLATERAL - 0.1%
Investment Companies - 0.1%
Investments in a Pooled Account
through Securities Lending
Program with Citibank NA
BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares
0.03% (c)(d) 390,732 390,732
Limited Purpose Cash Investment
Fund 0.01% (c)(d) 624,303 624,116
TOTAL SECURITIES LENDING COLLATERAL
(Cost $1,015,035) 1,014,848
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 92.2%
(Cost $892,132,964) 1,415,484,332
OTHER ASSETS IN EXCESS OF
LIABILITIES - 7.8% (e) 119,809,034
NET ASSETS - 100.0% 1,535,293,366
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 122,865,566 8.0%
Consumer Discretionary 212,192,464 13.8
Consumer Staples 97,232,305 6.3
Energy 24,280,395 1.6
Financials 132,834,851 8.6
Health Care 169,617,126 11.0
Industrials 194,303,563 12.6
Information Technology 349,472,059 22.8
Materials 22,331,059 1.5
Real Estate 3,895,505 0.3
Utilities 23,191,856 1.5
Short-Term Investments 62,252,735 4.1
Securities Lending Collateral 1,014,848 0.1
Total Investments In Securities
At Value 1,415,484,332 92.2
Other Assets in Excess of
Liabilities (e ) 119,809,034 7.8
Net Assets
$ 1,535,293,366 100.0%
All securities are United States companies, unless noted
otherwise in parentheses.
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) The security or a portion of this security is on loan at March 31,
2021. The total value of securities on loan at March 31, 2021 was
$995,309.
(c) Represents 7-day effective yield as of March 31, 2021.
(d) Represents security purchased with the cash collateral received for securities on loan.
(e) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 1 with respect to ASC 820 (See Note 4).
Futures contracts outstanding as of March 31, 2021:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index 867 6/2021 USD $ 171,986,790 $ 1,142,531
$ 1,142,531
Collateral pledged to, or (received from), each counterparty at March 31, 2021 was as follows:
COUNTERPARTY OVER THE COUNTER EXCHANGE TRADED TOTAL
GSCO
Cash $ – $ 10,201,687 $ 10,201,687

AQR Funds | Semi-Annual Report | March 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
March 31, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 98.4%
Aerospace & Defense - 0.7%
AAR Corp. *
1,965 81,842
Aerojet Rocketdyne Holdings, Inc.
3,808 178,824
Ducommun, Inc. *
777 46,620
Maxar Technologies, Inc.
4,792 181,234
Moog, Inc., Class A
535 44,485
Vectrus , Inc. *
9,876 527,773
1,060,778
Air Freight & Logistics - 0.6%
Atlas Air Worldwide Holdings, Inc. *
6,217 375,756
Hub Group, Inc., Class A *
6,511 438,060
813,816
Airlines - 0.3%
Allegiant Travel Co. *
806 196,712
SkyWest, Inc. *
2,603 141,812
Spirit Airlines, Inc. *
4,469 164,906
503,430
Auto Components - 2.2%
Adient plc *
4,662 206,060
Cooper Tire & Rubber Co.
2,452 137,263
Cooper-Standard Holdings, Inc. *
2,333 84,735
Dana, Inc.
22,664 551,415
Dorman Products, Inc. *
421 43,211
Fox Factory Holding Corp. *
2,389 303,546
Goodyear Tire & Rubber Co. (The)
* 3,187 55,996
LCI Industries
4,159 550,152
Modine Manufacturing Co. *
23,195 342,590
Patrick Industries, Inc.
5,106 434,010
Standard Motor Products, Inc.
994 41,331
Tenneco, Inc., Class A *
14,761 158,238
XPEL, Inc. *(a)
6,291 326,692
3,235,239
Automobiles - 0.1%
Winnebago Industries, Inc. 1,911 146,593
Banks - 6.0%
1st Source Corp.
4,426 210,589
Ameris Bancorp
1,096 57,551
BancFirst Corp.
987 69,771
Bancorp, Inc. (The) *
12,926 267,827
BancorpSouth Bank
1,667 54,144
Bank of NT Butterfield & Son Ltd.
(The) 5,223 199,623
Camden National Corp.
951 45,515
Cathay General Bancorp
9,546 389,286
CIT Group, Inc.
5,501 283,357
City Holding Co.
574 46,942
Columbia Banking System, Inc.
4,804 207,004
ConnectOne Bancorp, Inc.
1,849 46,872
Customers Bancorp, Inc. *
19,317 614,667
INVESTMENTS SHARES VALUE ($)
Banks - 6.0% (continued)
Dime Community Bancshares, Inc.
3,240 97,654
Eagle Bancorp, Inc.
1,008 53,636
Eastern Bankshares , Inc.
7,990 154,127
Enterprise Financial Services Corp.
940 46,474
First Bancorp/PR
23,233 261,604
First Interstate BancSystem , Inc.,
Class A 4,570 210,403
First Merchants Corp.
5,381 250,217
First Midwest Bancorp, Inc.
1,946 42,637
Fulton Financial Corp.
12,507 212,994
Glacier Bancorp, Inc.
3,253 185,681
Great Southern Bancorp, Inc.
8,266 468,434
Hancock Whitney Corp.
4,008 168,376
Hanmi Financial Corp.
2,726 53,784
Heartland Financial USA, Inc.
10,270 516,170
Hilltop Holdings, Inc.
18,531 632,463
Home BancShares , Inc.
16,787 454,088
Hope Bancorp, Inc.
2,820 42,469
Independent Bank Group, Inc.
626 45,222
International Bancshares Corp.
11,103 515,401
Investors Bancorp, Inc.
20,212 296,914
Midland States Bancorp, Inc.
3,969 110,100
NBT Bancorp, Inc.
4,174 166,543
OFG Bancorp
3,523 79,690
Old National Bancorp
18,984 367,151
Preferred Bank
837 53,300
QCR Holdings, Inc.
961 45,378
Renasant Corp.
1,008 41,711
ServisFirst Bancshares, Inc.
4,239 259,978
Simmons First National Corp.,
Class A 2,154 63,909
South State Corp.
1,300 102,063
Trustmark Corp.
1,383 46,552
UMB Financial Corp.
532 49,120
United Community Banks, Inc.
1,812 61,825
Valley National Bancorp
3,207 44,064
8,693,280
Beverages - 0.5%
Celsius Holdings, Inc. *
1,185 56,939
Coca-Cola Consolidated, Inc.
756 218,318
MGP Ingredients, Inc.
746 44,126
National Beverage Corp. (b)
5,917 289,400
Primo Water Corp.
5,269 85,674
694,457
Biotechnology - 6.7%
Affimed NV (Germany) *
5,571 44,067
Akebia Therapeutics, Inc. *
13,872 46,957
Allakos , Inc. *
366 42,009
Amicus Therapeutics, Inc. *
15,837 156,470
Apellis Pharmaceuticals, Inc. *
952 40,850
Arcus Biosciences, Inc. *
2,972 83,454
Arena Pharmaceuticals, Inc. *
3,941 273,466
Arrowhead Pharmaceuticals, Inc. *
5,157 341,961

AQR Funds | Semi-Annual Report | March 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
March 31, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Biotechnology - 6.7% (continued)
Beam Therapeutics, Inc. *(b)
2,063 165,123
BioCryst Pharmaceuticals, Inc. *
3,342 33,988
Blueprint Medicines Corp. *
3,376 328,248
Bridgebio Pharma, Inc. *(b)
2,667 164,287
CareDx , Inc. *
3,109 211,692
Catalyst Pharmaceuticals, Inc. *
69,672 321,188
ChemoCentryx , Inc. *
3,123 160,023
Chimerix , Inc. *
4,365 42,079
Denali Therapeutics, Inc. *
4,399 251,183
Dicerna Pharmaceuticals, Inc. *
1,595 40,784
Eagle Pharmaceuticals, Inc. *
2,629 109,734
Editas Medicine, Inc. *(b)
960 40,320
Emergent BioSolutions , Inc. *
5,522 513,049
Enanta Pharmaceuticals, Inc. *
1,676 82,660
Fate Therapeutics, Inc. *
4,788 394,771
Halozyme Therapeutics, Inc. *
8,467 352,989
iBio , Inc. *(b)
24,599 37,882
Ideaya Biosciences, Inc. *
4,296 100,956
ImmunoGen , Inc. *
6,047 48,981
Insmed , Inc. *
6,637 226,056
Intellia Therapeutics, Inc. *
918 73,674
Invitae Corp. *(b)
3,826 146,191
Ironwood Pharmaceuticals, Inc. *
4,094 45,771
Jounce Therapeutics, Inc. *
5,628 57,800
Kodiak Sciences, Inc. *
1,894 214,761
Lexicon Pharmaceuticals, Inc. *
6,626 38,895
Ligand Pharmaceuticals, Inc. *
1,858 283,252
Mirati Therapeutics, Inc. *
1,270 217,551
Myriad Genetics, Inc. *
3,504 106,697
Natera , Inc. *
5,643 572,990
Novavax , Inc. *
2,885 523,079
OPKO Health, Inc. *(b)
37,071 159,035
PDL BioPharma , Inc. (3)*(c)
32,677 73,367
PTC Therapeutics, Inc. *
2,087 98,819
Selecta Biosciences, Inc. *
14,409 65,201
Sorrento Therapeutics, Inc. *(b)
15,022 124,232
Sutro Biopharma, Inc. *
1,884 42,880
TG Therapeutics, Inc. *
7,265 350,173
Translate Bio, Inc. *
7,480 123,345
Turning Point Therapeutics, Inc. *
1,699 160,708
Twist Bioscience Corp. *
364 45,085
Ultragenyx Pharmaceutical, Inc. *
4,456 507,360
Veracyte , Inc. *
4,543 244,186
Vericel Corp. *
7,091 393,905
Vir Biotechnology, Inc. *
3,094 158,629
XBiotech , Inc. *(b)
7,973 136,896
Xencor , Inc. *
3,176 136,759
9,756,468
Building Products - 2.9%
Advanced Drainage Systems, Inc.
496 51,282
Alpha Pro Tech Ltd. *(b)
19,450 189,832
American Woodmark Corp. *
548 54,022
Apogee Enterprises, Inc.
16,622 679,507
Builders FirstSource , Inc. *
20,347 943,490
INVESTMENTS SHARES VALUE ($)
Building Products - 2.9% (continued)
Griffon Corp.
5,089 138,268
Insteel Industries, Inc.
12,798 394,690
Masonite International Corp. *
1,472 169,633
Quanex Building Products Corp.
4,580 120,134
Resideo Technologies, Inc. *
5,839 164,952
Simpson Manufacturing Co., Inc.
826 85,681
UFP Industries, Inc.
14,996 1,137,297
4,128,788
Capital Markets - 2.3%
Artisan Partners Asset
Management, Inc., Class A 9,798 511,162
Brightsphere Investment Group,
Inc. 9,927 202,312
Cohen & Steers, Inc.
1,237 80,813
Cowen, Inc., Class A
15,482 544,192
Diamond Hill Investment Group,
Inc. 261 40,719
Donnelley Financial Solutions,
Inc. * 9,790 272,456
Federated Hermes, Inc., Class B
7,470 233,811
Houlihan Lokey , Inc.
656 43,631
Oppenheimer Holdings, Inc., Class
A 4,322 173,096
Stifel Financial Corp.
11,774 754,242
StoneX Group, Inc. *
1,990 130,106
Virtus Investment Partners, Inc.
1,179 277,655
Waddell & Reed Financial, Inc.,
Class A 3,230 80,911
3,345,106
Chemicals - 0.8%
FutureFuel Corp.
2,926 42,515
Koppers Holdings, Inc. *
8,258 287,048
Kraton Corp. *
1,127 41,237
Rayonier Advanced Materials,
Inc. * 38,025 344,887
Stepan Co.
2,781 353,493
Tredegar Corp.
4,988 74,870
Trinseo SA
622 39,602
1,183,652
Commercial Services & Supplies - 1.9%
ABM Industries, Inc.
6,703 341,920
ACCO Brands Corp.
43,267 365,173
Cimpress plc (Ireland) *
1,098 109,943
Deluxe Corp.
1,182 49,597
Ennis, Inc.
21,219 453,026
Healthcare Services Group, Inc.
5,704 159,883
Herman Miller, Inc.
1,072 44,113
HNI Corp.
11,550 456,918
Interface, Inc.
16,972 211,810
Pitney Bowes, Inc.
10,716 88,300
Steelcase, Inc., Class A
20,507 295,096
Team, Inc. *
7,211 83,143
Tetra Tech, Inc.
437 59,309

AQR Funds | Semi-Annual Report | March 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
March 31, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Commercial Services & Supplies - 1.9% (continued)
UniFirst Corp.
238 53,243
2,771,474
Communications Equipment - 1.5%
Calix, Inc. *
8,409 291,456
Cambium Networks Corp. *
8,711 406,978
Casa Systems, Inc. *
32,997 314,461
Clearfield, Inc. *
1,542 46,460
Digi International, Inc. *
3,152 59,856
Extreme Networks, Inc. *
21,633 189,289
NETGEAR, Inc. *
13,727 564,180
NetScout Systems, Inc. *
5,817 163,807
Plantronics, Inc. *
2,194 85,369
Ribbon Communications, Inc. *
14,489 118,955
2,240,811
Construction & Engineering - 2.4%
API Group Corp. *(d)
9,020 186,534
Arcosa , Inc.
3,429 223,194
Comfort Systems USA, Inc.
2,375 177,579
Dycom Industries, Inc. *
2,927 271,772
EMCOR Group, Inc.
5,140 576,502
Great Lakes Dredge & Dock Corp.
* 6,296 91,796
IES Holdings, Inc. *
964 48,595
MasTec , Inc. *
1,308 122,559
MYR Group, Inc. *
16,304 1,168,508
Primoris Services Corp.
8,850 293,200
Sterling Construction Co., Inc. *
5,469 126,881
Tutor Perini Corp. *
12,217 231,512
3,518,632
Construction Materials - 0.2%
Summit Materials, Inc., Class A *
7,598 212,896
US Concrete, Inc. *
973 71,340
284,236
Consumer Finance - 0.3%
Curo Group Holdings Corp.
5,143 75,036
Encore Capital Group, Inc. *
6,737 271,030
PROG Holdings, Inc.
915 39,610
385,676
Containers & Packaging - 0.1%
Greif, Inc., Class A
359 20,463
O-I Glass, Inc. *
10,899 160,651
181,114
Distributors - 0.1%
Core-Mark Holding Co., Inc. 2,387 92,353
Diversified Consumer Services - 0.4%
American Public Education, Inc. *
7,704 274,494
Houghton Mifflin Harcourt Co. *
19,241 146,616
Laureate Education, Inc., Class A *
5,783 78,591
INVESTMENTS SHARES VALUE ($)
Diversified Consumer Services - 0.4% (continued)
Perdoceo Education Corp. *
5,000 59,800
WW International, Inc. *
1,521 47,577
607,078
Diversified Financial Services - 0.2%
Cannae Holdings, Inc. * 5,494 217,672
Diversified Telecommunication Services - 0.2%
Consolidated Communications
Holdings, Inc. * 33,063 238,054
Electric Utilities - 0.1%
PNM Resources, Inc. 4,384 215,035
Electrical Equipment - 1.6%
Atkore , Inc. *
11,522 828,432
Bloom Energy Corp., Class A *
2,564 69,356
Encore Wire Corp.
5,463 366,731
EnerSys
631 57,295
FuelCell Energy, Inc. *
9,691 139,647
Orion Energy Systems, Inc. *
8,972 62,445
Plug Power, Inc. *
14,719 527,529
Powell Industries, Inc.
5,196 175,989
Vicor Corp. *
701 59,606
2,287,030
Electronic Equipment, Instruments & Components - 2.7%
Arlo Technologies, Inc. *
8,536 53,606
ePlus , Inc. *
4,166 415,100
Fabrinet (Thailand) *
5,468 494,253
II-VI, Inc. *
1,826 124,844
Insight Enterprises, Inc. *
8,746 834,543
Kimball Electronics, Inc. *
5,414 139,681
Methode Electronics, Inc.
9,348 392,429
PC Connection, Inc.
8,477 393,248
Plexus Corp. *
629 57,767
Sanmina Corp. *
21,447 887,477
ScanSource , Inc. *
1,399 41,900
Vishay Intertechnology , Inc.
2,321 55,890
3,890,738
Energy Equipment & Services - 1.0%
Archrock , Inc.
17,961 170,450
Helix Energy Solutions Group,
Inc. * 7,605 38,405
Nabors Industries Ltd. *
1,064 99,431
National Energy Services Reunited
Corp. * 38,354 474,439
Newpark Resources, Inc. *
13,057 40,999
ProPetro Holding Corp. *
53,512 570,438
1,394,162
Equity Real Estate Investment Trusts (REITs) - 2.4%
American Finance Trust, Inc.
18,905 185,647
Bluerock Residential Growth REIT,
Inc. 4,225 42,715
CatchMark Timber Trust, Inc.,
Class A 4,115 41,891

AQR Funds | Semi-Annual Report | March 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
March 31, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Equity Real Estate Investment Trusts (REITs) - 2.4% (continued)
Chatham Lodging Trust *
3,112 40,954
City Office REIT, Inc.
4,033 42,830
EastGroup Properties, Inc.
1,890 270,799
Four Corners Property Trust, Inc.
1,678 45,977
Global Net Lease, Inc.
2,396 43,272
Healthcare Realty Trust, Inc.
8,582 260,206
Independence Realty Trust, Inc.
6,241 94,863
Industrial Logistics Properties Trust
4,209 97,354
Innovative Industrial Properties,
Inc. 228 41,077
iStar , Inc.
2,549 45,321
Kite Realty Group Trust
3,416 65,895
Lexington Realty Trust
14,233 158,129
Monmouth Real Estate Investment
Corp. 1,998 35,345
National Health Investors, Inc.
1,294 93,530
New Senior Investment Group, Inc.
13,025 81,146
NexPoint Residential Trust, Inc.
1,268 58,442
Office Properties Income Trust
7,270 200,070
One Liberty Properties, Inc.
1,902 42,358
Physicians Realty Trust
8,095 143,039
Piedmont Office Realty Trust, Inc.,
Class A 13,279 230,656
PotlatchDeltic Corp.
1,410 74,617
QTS Realty Trust, Inc., Class A
1,532 95,045
Sabra Health Care REIT, Inc.
10,777 187,089
Service Properties Trust
7,105 84,265
UMH Properties, Inc.
2,324 44,551
Uniti Group, Inc.
18,061 199,213
Urban Edge Properties
12,023 198,620
Urstadt Biddle Properties, Inc.,
Class A 2,517 41,908
Whitestone REIT
26,713 259,116
3,545,940
Food & Staples Retailing - 1.0%
BJ's Wholesale Club Holdings,
Inc. * 2,854 128,030
Ingles Markets, Inc., Class A
7,717 475,753
Performance Food Group Co. *
7,347 423,261
SpartanNash Co.
6,118 120,096
United Natural Foods, Inc. *
7,626 251,201
Weis Markets, Inc.
2,014 113,831
1,512,172
Food Products - 1.5%
B&G Foods, Inc.
12,720 395,083
Darling Ingredients, Inc. *
7,943 584,446
John B Sanfilippo & Son, Inc.
6,645 600,509
Seneca Foods Corp., Class A *
12,490 588,154
2,168,192
Gas Utilities - 0.0% (e)
ONE Gas, Inc. 785 60,374
INVESTMENTS SHARES VALUE ($)
Health Care Equipment & Supplies - 1.9%
Accuray , Inc. *
8,538 42,263
Cantel Medical Corp. *
2,330 186,027
Co-Diagnostics, Inc. *(b)
11,726 111,866
CONMED Corp.
1,602 209,205
Electromed , Inc. *
8,550 90,117
Integer Holdings Corp. *
4,048 372,821
Invacare Corp.
29,836 239,285
LeMaitre Vascular, Inc.
1,143 55,755
Meridian Bioscience, Inc. *
9,263 243,154
Merit Medical Systems, Inc. *
5,491 328,801
Neogen Corp. *
3,001 266,759
Nevro Corp. *
1,000 139,500
NuVasive , Inc. *
2,078 136,234
Retractable Technologies, Inc. *(b)
10,316 132,251
SeaSpine Holdings Corp. *
2,565 44,631
STAAR Surgical Co. *
480 50,597
Surmodics , Inc. *
819 45,921
Zynex , Inc. *(b)
5,537 84,550
2,779,737
Health Care Providers & Services - 3.4%
Addus HomeCare Corp. *
430 44,974
AMN Healthcare Services, Inc. *
3,616 266,499
Community Health Systems, Inc. *
18,014 243,549
CorVel Corp. *
2,593 266,016
Covetrus , Inc. *
1,384 41,478
Ensign Group, Inc. (The)
4,930 462,631
Joint Corp. (The) *
4,882 236,142
LHC Group, Inc. *
1,746 333,853
Magellan Health, Inc. *
1,311 122,238
ModivCare , Inc. *
1,311 194,185
National Research Corp. *
3,848 180,202
Owens & Minor, Inc.
17,886 672,335
Patterson Cos., Inc.
10,730 342,824
Select Medical Holdings Corp. *
10,100 344,410
Tenet Healthcare Corp. *
4,187 217,724
Triple-S Management Corp., Class
B *(b) 29,367 764,423
Viemed Healthcare, Inc. *
16,392 165,887
4,899,370
Health Care Technology - 1.3%
Computer Programs and Systems,
Inc. 8,963 274,268
Evolent Health, Inc., Class A *
8,955 180,891
HMS Holdings Corp. *
3,963 146,532
Inovalon Holdings, Inc., Class A *
7,954 228,916
Inspire Medical Systems, Inc. *
206 42,640
NextGen Healthcare, Inc. *
17,922 324,388
Omnicell , Inc. *
4,004 519,999
Schrodinger, Inc. *
1,557 118,784
Simulations Plus, Inc.
1,686 106,623
1,943,041

AQR Funds | Semi-Annual Report | March 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
March 31, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Hotels, Restaurants & Leisure - 2.8%
BJ's Restaurants, Inc. *
1,110 64,469
Bloomin ' Brands, Inc. *
4,268 115,449
Boyd Gaming Corp. *
5,273 310,896
Brinker International, Inc. *
4,655 330,784
Caesars Entertainment, Inc. *
4,574 399,996
Carrols Restaurant Group, Inc. *
27,234 162,996
Churchill Downs, Inc.
1,131 257,212
Cracker Barrel Old Country Store,
Inc. 372 64,311
Dine Brands Global, Inc. *
518 46,636
El Pollo Loco Holdings, Inc. *
2,818 45,426
Fiesta Restaurant Group, Inc. *
17,754 223,523
International Game Technology
plc * 12,687 203,626
Jack in the Box, Inc.
402 44,132
Marriott Vacations Worldwide Corp.
* 1,738 302,725
Papa John's International, Inc.
1,229 108,939
Penn National Gaming, Inc. *
5,835 611,741
RCI Hospitality Holdings, Inc.
2,387 151,789
Red Rock Resorts, Inc., Class A *
2,270 73,979
Texas Roadhouse, Inc. *
4,893 469,435
3,988,064
Household Durables - 3.3%
Beazer Homes USA, Inc. *
13,549 283,445
Century Communities, Inc. *
8,549 515,676
Green Brick Partners, Inc. *
3,785 85,844
Helen of Troy Ltd. *
1,166 245,630
Hooker Furniture Corp.
8,259 301,123
iRobot Corp. *
503 61,456
KB Home
8,779 408,487
La-Z-Boy, Inc.
4,817 204,626
LGI Homes, Inc. *
1,219 182,009
Lovesac Co. (The) *
2,132 120,671
M/I Homes, Inc. *
4,825 285,013
MDC Holdings, Inc.
5,552 329,789
Meritage Homes Corp. *
4,821 443,146
Purple Innovation, Inc. *
3,435 108,718
Sonos , Inc. *
1,534 57,479
Taylor Morrison Home Corp. *
5,825 179,468
TopBuild Corp. *
1,876 392,891
Tri Pointe Homes, Inc. *
19,589 398,832
Turtle Beach Corp. *
5,239 139,724
Universal Electronics, Inc. *
1,590 87,402
4,831,429
Household Products - 0.2%
WD-40 Co. 879 269,132
Independent Power and Renewable Electricity Producers - 0.5%
Brookfield Renewable Corp.
6,529 305,557
Clearway Energy, Inc., Class C
5,241 147,482
Ormat Technologies, Inc.
2,731 214,465
667,504
INVESTMENTS SHARES VALUE ($)
Insurance - 1.9%
American Equity Investment Life
Holding Co. 4,554 143,588
CNO Financial Group, Inc.
6,688 162,452
Employers Holdings, Inc.
13,872 597,328
Genworth Financial, Inc., Class A *
36,223 120,260
Heritage Insurance Holdings, Inc.
3,830 42,436
Horace Mann Educators Corp.
11,281 487,452
Kinsale Capital Group, Inc.
393 64,766
National Western Life Group, Inc.,
Class A 981 244,269
Selective Insurance Group, Inc.
4,313 312,865
Stewart Information Services Corp.
6,315 328,570
Trupanion , Inc. *
1,802 137,330
Universal Insurance Holdings, Inc.
2,719 38,991
2,680,307
Interactive Media & Services - 0.1%
Cars.com, Inc. *
7,567 98,068
TrueCar , Inc. *
13,249 63,397
161,465
Internet & Direct Marketing Retail - 2.0%
1-800-Flowers.com, Inc., Class A *
19,277 532,238
Duluth Holdings, Inc., Class B *(b)
18,980 321,521
Groupon, Inc. *
3,551 179,485
Lands' End, Inc. *
13,643 338,483
Liquidity Services, Inc. *
8,743 162,445
Magnite , Inc. *
2,741 114,053
PetMed Express, Inc. (b)
6,282 220,969
Shutterstock , Inc.
3,014 268,367
Stamps.com, Inc. *
2,148 428,548
Stitch Fix, Inc., Class A *
4,107 203,461
Waitr Holdings, Inc. *(b)
23,794 69,716
2,839,286
IT Services - 2.4%
BM Technologies, Inc. (3)*(c)
3,198 31,818
Cardtronics plc, Class A *
1,842 71,470
Conduent , Inc. *
39,469 262,864
CSG Systems International, Inc.
2,538 113,931
EVERTEC, Inc.
6,528 242,972
GTT Communications, Inc. *(b)
61,495 112,536
Hackett Group, Inc. (The)
11,143 182,634
International Money Express, Inc. *
16,947 254,374
MAXIMUS, Inc.
5,923 527,384
NIC, Inc.
3,167 107,456
Perficient , Inc. *
3,774 221,609
Perspecta , Inc.
7,584 220,315
Sykes Enterprises, Inc. *
18,359 809,265
TTEC Holdings, Inc.
3,352 336,708
3,495,336
Leisure Products - 2.4%
Acushnet Holdings Corp.
3,239 133,868
Callaway Golf Co.
3,981 106,492

AQR Funds | Semi-Annual Report | March 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
March 31, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Leisure Products - 2.4% (continued)
Johnson Outdoors, Inc., Class A
4,990 712,322
Malibu Boats, Inc., Class A *
4,788 381,508
MasterCraft Boat Holdings, Inc. *
3,779 100,484
Nautilus, Inc. *
21,765 340,405
Smith & Wesson Brands, Inc.
23,883 416,758
Sturm Ruger & Co., Inc.
3,065 202,504
Vista Outdoor, Inc. *
17,297 554,715
YETI Holdings, Inc. *
7,280 525,689
3,474,745
Life Sciences Tools & Services - 1.4%
Fluidigm Corp. *(b)
16,915 76,456
Luminex Corp.
8,790 280,401
Medpace Holdings, Inc. *
5,849 959,528
NeoGenomics , Inc. *
5,053 243,706
Pacific Biosciences of California,
Inc. * 14,616 486,859
Quanterix Corp. *
878 51,337
2,098,287
Machinery - 2.6%
Altra Industrial Motion Corp.
722 39,941
Astec Industries, Inc.
4,095 308,845
Chart Industries, Inc. *
278 39,573
Columbus McKinnon Corp.
6,930 365,627
Federal Signal Corp.
2,937 112,487
Franklin Electric Co., Inc.
764 60,310
Greenbrier Cos., Inc. (The)
2,377 112,242
Hillenbrand, Inc.
884 42,176
Hyster -Yale Materials Handling,
Inc. 3,263 284,273
Kennametal, Inc.
1,084 43,327
Lydall , Inc. *
2,575 86,880
Meritor, Inc. *
17,445 513,232
Miller Industries, Inc.
6,107 282,082
Mueller Industries, Inc.
18,631 770,392
Navistar International Corp. *
2,889 127,203
Rexnord Corp.
5,807 273,452
Shyft Group, Inc. (The)
5,859 217,955
Wabash National Corp.
4,895 92,026
3,772,023
Marine - 0.1%
Matson, Inc. 2,215 147,740
Media - 0.1%
AMC Networks, Inc., Class A *
567 30,142
Fluent, Inc. *
7,012 28,749
TechTarget , Inc. *
548 38,058
TEGNA, Inc.
3,553 66,903
163,852
Metals & Mining - 1.4%
Arconic Corp. *
10,490 266,341
Caledonia Mining Corp. plc (South
Africa) 9,231 131,911
INVESTMENTS SHARES VALUE ($)
Metals & Mining - 1.4% (continued)
Coeur Mining, Inc. *
4,507 40,698
Commercial Metals Co.
21,209 654,086
Ryerson Holding Corp. *
16,044 273,390
Schnitzer Steel Industries, Inc.,
Class A 1,047 43,754
SunCoke Energy, Inc.
15,698 110,043
TimkenSteel Corp. *
21,976 258,218
Worthington Industries, Inc.
2,738 183,692
1,962,133
Mortgage Real Estate Investment Trusts (REITs) - 0.7%
Apollo Commercial Real Estate
Finance, Inc. 10,665 148,990
Blackstone Mortgage Trust, Inc.,
Class A 9,163 284,053
Chimera Investment Corp.
12,242 155,474
Hannon Armstrong Sustainable
Infrastructure Capital, Inc. 4,604 258,284
PennyMac Mortgage Investment
Trust 6,655 130,438
977,239
Multiline Retail - 0.3%
Big Lots, Inc.
2,559 174,780
Macy's, Inc. *
20,082 325,127
499,907
Multi-Utilities - 0.4%
Avista Corp.
3,368 160,822
Black Hills Corp.
3,256 217,403
NorthWestern Corp.
2,627 171,281
549,506
Oil, Gas & Consumable Fuels - 1.9%
Antero Resources Corp. *
24,367 248,543
Bonanza Creek Energy, Inc. *
18,402 657,503
CNX Resources Corp. *
15,686 230,584
CONSOL Energy, Inc. *
4,290 41,699
Diamond S Shipping, Inc. *
7,303 73,249
Matador Resources Co.
5,720 134,134
Ovintiv , Inc.
8,139 193,871
PDC Energy, Inc. *
9,194 316,274
Range Resources Corp. *
9,153 94,551
Renewable Energy Group, Inc. *
3,838 253,462
SM Energy Co.
17,576 287,719
Southwestern Energy Co. *
41,916 194,909
World Fuel Services Corp.
1,905 67,056
2,793,554
Paper & Forest Products - 0.7%
Clearwater Paper Corp. *
5,254 197,655
Louisiana-Pacific Corp.
7,162 397,205
Verso Corp., Class A
25,131 366,661
961,521

AQR Funds | Semi-Annual Report | March 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
March 31, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Personal Products - 0.8%
Edgewell Personal Care Co.
7,187 284,605
Medifast , Inc.
2,362 500,319
USANA Health Sciences, Inc. *
3,138 306,269
Veru , Inc. *
5,077 54,705
1,145,898
Pharmaceuticals - 0.6%
Collegium Pharmaceutical, Inc. *
4,027 95,440
Corcept Therapeutics, Inc. *
15,134 360,038
Endo International plc *
6,380 47,276
Evofem Biosciences, Inc. *(b)
31,743 55,550
Phibro Animal Health Corp., Class
A 5,358 130,735
Prestige Consumer Healthcare,
Inc. * 2,551 112,448
Supernus Pharmaceuticals, Inc. *
1,804 47,229
848,716
Professional Services - 1.9%
ASGN, Inc. *
458 43,712
Barrett Business Services, Inc.
1,855 127,735
CBIZ, Inc. *
1,492 48,729
ICF International, Inc.
588 51,391
Insperity , Inc.
561 46,978
KBR, Inc.
8,809 338,177
Kelly Services, Inc., Class A *
33,600 748,272
Kforce , Inc.
21,500 1,152,400
Resources Connection, Inc.
3,815 51,655
TriNet Group, Inc. *
534 41,631
TrueBlue , Inc. *
3,297 72,600
2,723,280
Real Estate Management & Development - 0.7%
Cushman & Wakefield plc *
2,556 41,714
eXp World Holdings, Inc. *
8,882 404,575
Forestar Group, Inc. *
2,660 61,925
Realogy Holdings Corp. *
14,832 224,408
Redfin Corp. *
4,718 314,172
1,046,794
Road & Rail - 1.2%
ArcBest Corp.
11,325 796,940
Avis Budget Group, Inc. *
1,453 105,401
Covenant Logistics Group, Inc. *
4,267 87,857
Marten Transport Ltd.
6,409 108,761
US Xpress Enterprises, Inc., Class
A * 18,848 221,464
Werner Enterprises, Inc.
8,367 394,671
1,715,094
Semiconductors & Semiconductor Equipment - 5.0%
Advanced Energy Industries, Inc.
1,330 145,196
Alpha & Omega Semiconductor
Ltd. * 1,177 38,488
Amkor Technology, Inc.
45,884 1,087,910
INVESTMENTS SHARES VALUE ($)
Semiconductors & Semiconductor Equipment - 5.0% (continued)
Axcelis Technologies, Inc. *
2,277 93,562
Brooks Automation, Inc.
4,369 356,729
CMC Materials, Inc.
2,347 414,926
Diodes, Inc. *
6,970 556,485
FormFactor , Inc. *
16,501 744,360
Ichor Holdings Ltd. *
5,628 302,787
Lattice Semiconductor Corp. *
9,396 423,008
NeoPhotonics Corp. *
8,033 95,994
Onto Innovation, Inc. *
3,224 211,849
Photronics , Inc. *
30,879 397,104
Power Integrations, Inc.
7,411 603,848
Semtech Corp. *
959 66,171
SiTime Corp. *
402 39,637
SMART Global Holdings, Inc. *
3,901 179,524
Synaptics , Inc. *
5,098 690,371
Ultra Clean Holdings, Inc. *
12,569 729,505
7,177,454
Software - 3.2%
ACI Worldwide, Inc. *
1,139 43,339
Alarm.com Holdings, Inc. *
491 42,413
American Software, Inc., Class A
5,824 120,557
Appfolio , Inc., Class A *
1,355 191,610
Appian Corp. *(b)
394 52,382
Avaya Holdings Corp. *
6,399 179,364
Blackline, Inc. *
2,407 260,919
Box, Inc., Class A *
2,029 46,586
Cerence , Inc. *(b)
2,747 246,076
ChannelAdvisor Corp. *
13,348 314,345
Cloudera, Inc. *
10,812 131,582
Digital Turbine, Inc. *
5,789 465,204
Ebix , Inc.
4,038 129,337
Intelligent Systems Corp. *(b)
1,582 64,720
J2 Global, Inc. *
5,737 687,637
Mitek Systems, Inc. *
6,033 87,961
Progress Software Corp.
5,680 250,261
Q2 Holdings, Inc. *
639 64,028
Qualys , Inc. *
786 82,357
Sapiens International Corp. NV
(Israel) 1,359 43,203
SecureWorks Corp., Class A *
23,219 310,670
Smith Micro Software, Inc. *
20,624 113,535
SPS Commerce, Inc. *
5,029 499,430
Verint Systems, Inc. *
1,455 66,188
Xperi Holding Corp.
8,905 193,862
4,687,566
Specialty Retail - 4.6%
Abercrombie & Fitch Co., Class A *
6,331 217,217
Asbury Automotive Group, Inc. *
2,821 554,326
Bed Bath & Beyond, Inc. *
6,879 200,523
Camping World Holdings, Inc.,
Class A 7,126 259,244
Citi Trends, Inc. *
2,530 211,963
Conn's, Inc. *
4,067 79,103

AQR Funds | Semi-Annual Report | March 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
March 31, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Specialty Retail - 4.6% (continued)
GameStop Corp., Class A *(b)
882 167,421
Genesco, Inc. *
3,420 162,450
Group 1 Automotive, Inc.
2,948 465,165
Haverty Furniture Cos., Inc.
5,257 195,508
Hibbett Sports, Inc. *
6,252 430,700
Lithia Motors, Inc., Class A
1,500 585,135
Lumber Liquidators Holdings, Inc. *
8,574 215,379
MarineMax , Inc. *
8,049 397,299
Murphy USA, Inc.
1,573 227,393
ODP Corp. (The) *
9,864 427,013
Rent-A-Center, Inc.
748 43,130
RH *
250 149,150
Sally Beauty Holdings, Inc. *
11,415 229,784
Shoe Carnival, Inc.
1,182 73,142
Signet Jewelers Ltd. *
5,769 334,487
Sleep Number Corp. *
3,460 496,475
Sonic Automotive, Inc., Class A
4,792 237,539
Sportsman's Warehouse Holdings,
Inc. * 3,441 59,323
Urban Outfitters, Inc. *
3,368 125,256
Zumiez , Inc. *
1,278 54,826
6,598,951
Technology Hardware, Storage & Peripherals - 0.5%
3D Systems Corp. *
1,413 38,773
Avid Technology, Inc. *
6,235 131,621
Diebold Nixdorf, Inc. *
10,467 147,898
Super Micro Computer, Inc. *
9,404 367,320
685,612
Textiles, Apparel & Luxury Goods - 1.5%
Crocs, Inc. *
2,048 164,761
Deckers Outdoor Corp. *
1,583 523,055
Fossil Group, Inc. *
8,493 105,313
G-III Apparel Group Ltd. *
12,955 390,464
Kontoor Brands, Inc.
7,405 359,365
Lakeland Industries, Inc. *
6,865 191,259
Superior Group of Cos., Inc.
14,461 367,599
Vera Bradley, Inc. *
3,903 39,420
2,141,236
Thrifts & Mortgage Finance - 2.8%
Axos Financial, Inc. *
1,029 48,373
Flagstar Bancorp, Inc.
12,558 566,366
HomeStreet , Inc.
5,139 226,476
Mr Cooper Group, Inc. *
28,268 982,596
PennyMac Financial Services, Inc.
16,615 1,111,045
Radian Group, Inc.
17,777 413,315
Walker & Dunlop, Inc.
6,798 698,426
Waterstone Financial, Inc.
3,173 64,793
4,111,390
INVESTMENTS SHARES VALUE ($)
Tobacco - 0.1%
Turning Point Brands, Inc.
583 30,415
Vector Group Ltd.
6,859 95,683
126,098
Trading Companies & Distributors - 2.9%
Boise Cascade Co.
17,992 1,076,461
CAI International, Inc.
2,263 103,012
DXP Enterprises, Inc. *
1,521 45,888
GMS, Inc. *
7,975 332,956
Rush Enterprises, Inc., Class A
16,336 814,023
SiteOne Landscape Supply, Inc. *
665 113,542
Textainer Group Holdings Ltd.
(China) * 7,363 210,950
Triton International Ltd.
3,107 170,854
Veritiv Corp. *
25,972 1,104,849
WESCO International, Inc. *
2,209 191,145
4,163,680
Wireless Telecommunication Services - 0.1%
Shenandoah Telecommunications
Co. 3,062 149,456
TOTAL COMMON STOCKS
(Cost $89,030,933) 142,448,753
PREFERRED STOCKS - 0.1%
Media - 0.0% (e)
Liberty Broadband Corp., Series A,
7.00%, 3/10/2039 (f)
2,832 75,756
Trading Companies & Distributors - 0.1%
WESCO International, Inc., Series
A, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year +
10.33%), 10.63%, 6/22/2025 (f)(g)
2,999 92,309
TOTAL PREFERRED STOCKS
(Cost $105,425) 168,065
SHORT-TERM INVESTMENTS - 1.5%
INVESTMENT COMPANIES - 1.5%
Limited Purpose Cash Investment
Fund, 0.01% (h)
(Cost $2,213,873) 2,214,757 2,214,092

AQR Funds | Semi-Annual Report | March 2021
The accompanying notes are an integral part of these financial statements.
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
March 31, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
SECURITIES LENDING COLLATERAL - 1.9%
Investment Companies - 1.9%
Investments in a Pooled Account
through Securities Lending
Program with Citibank NA
BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares
0.03% (h)( i ) 1,047,310 1,047,310
Limited Purpose Cash Investment
Fund 0.01% (h)( i ) 1,673,367 1,672,865
TOTAL SECURITIES LENDING COLLATERAL
(Cost $2,720,677) 2,720,175
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 101.9%
(Cost $94,070,908) 147,551,085
LIABILITIES IN EXCESS OF OTHER
ASSETS - (1.9)% (j) (2,689,201)
NET ASSETS - 100.0% 144,861,884
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 788,583 0.6%
Consumer Discretionary 28,454,880 19.6
Consumer Staples 5,915,949 4.1
Energy 4,187,716 2.9
Financials 20,410,670 14.1
Health Care 22,325,619 15.4
Industrials 27,698,074 19.1
Information Technology 22,177,516 15.4
Materials 4,572,657 3.2
Real Estate 4,592,734 3.1
Utilities 1,492,420 1.0
Short-Term Investments 2,214,092 1.5
Securities Lending Collateral 2,720,175 1.9
Total Investments In Securities
At Value 147,551,085 101.9
Liabilities in Excess of Other
Assets (j ) (2,689,201) (1.9)
Net Assets
$ 144,861,884 100.0%
All securities are United States companies, unless noted otherwise in parentheses.
* Non-income producing security.
(a) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At March 31, 2021, the value of these securities amounted to $326,692 or 0.23% of net assets.
(b) The security or a portion of this security is on loan at March 31, 2021. The total value of securities on loan at March 31, 2021 was $2,630,155.
(c) Security fair valued as of March 31, 2021 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at
March 31, 2021 amounted to $105,185, which represents approximately 0.07% of net assets of the fund.
(d) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at March 31, 2021 amounted to $186,534, which represents approximately 0.13% of net assets of the fund.
(e) Represents less than 0.05% of net assets.
(f) Perpetual security. The rate reflected was the rate in effect on March 31, 2021. The maturity date reflects the next call date.
(g) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2021.
(h) Represents 7-day effective yield as of March 31, 2021.
(i) Represents security purchased with the cash collateral received for securities on loan.
(j) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(3) Level 3 security (See Note 4).
Futures contracts outstanding as of March 31, 2021:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Russell 2000 E-Mini Index 13 6/2021 USD $ 1,444,625 $ (86,666)
$ (86,666)
Collateral pledged to, or (received from), each counterparty at March 31, 2021 was as follows:
COUNTERPARTY OVER THE COUNTER EXCHANGE TRADED TOTAL
JPMS
Cash $ – $ 199,317 $ 199,317

AQR Funds | Semi-Annual Report | March 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR INTERNATIONAL MULTI-STYLE FUND
Schedule of Investments
March 31, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 95.4%
Australia - 6.6%
Afterpay Ltd. * 12,662 988,954
Aristocrat Leisure Ltd. 8,511 223,292
Aurizon Holdings Ltd. 850,641 2,527,866
BHP Group Ltd. 75,493 2,618,808
BHP Group plc 75,993 2,187,993
BlueScope Steel Ltd. 282,508 4,168,906
Crown Resorts Ltd. * 93,251 835,902
CSL Ltd. 4,834 976,970
Dexus , REIT 138,456 1,029,512
Evolution Mining Ltd. 106,979 333,284
Fortescue Metals Group Ltd. 381,511 5,814,458
Goodman Group, REIT 72,718 1,004,115
GPT Group (The), REIT 232,279 814,832
REA Group Ltd. 9,570 1,035,606
Rio Tinto Ltd. 8,995 760,231
Rio Tinto plc 44,322 3,381,245
Scentre Group, REIT 354,218 762,665
South32 Ltd. 839,139 1,800,917
Tabcorp Holdings Ltd. 341,392 1,219,715
Wesfarmers Ltd. 16,013 643,060
33,128,331
—
Belgium - 0.9%
Ageas SA/NV 29,063 1,755,004
Etablissements Franz Colruyt NV 16,090 959,249
Groupe Bruxelles Lambert SA 1,467 151,755
Proximus SADP 80,753 1,757,017
4,623,025
—
Canada - 10.0%
Bank of Montreal (1) 12,049 1,074,026
Bank of Nova Scotia (The) (1) 8,454 528,888
Barrick Gold Corp. (1) 65,672 1,302,779
Canadian Apartment Properties,
REIT (1) 3,482 149,233
Canadian Imperial Bank of
Commerce (1) 17,788 1,741,715
Canadian Pacific Railway Ltd. (1) 9,792 3,740,081
Canadian Tire Corp. Ltd., Class A
(1) 37,618 5,338,121
CCL Industries, Inc., Class B (1) 4,615 255,299
CGI, Inc. (1)* 38,306 3,190,795
CI Financial Corp. (1) 184,774 2,668,615
Constellation Software, Inc. (1) 1,663 2,322,457
Empire Co. Ltd., Class A (1) 15,112 471,145
Great-West Lifeco , Inc. (1) 6,006 159,816
iA Financial Corp., Inc. (1) 20,908 1,136,822
IGM Financial, Inc. (1) 32,384 986,956
Kinross Gold Corp. (1) 762,843 5,080,763
Kirkland Lake Gold Ltd. (1) 7,689 259,665
Magna International, Inc. (1) 52,444 4,618,845
Manulife Financial Corp. (1) 69,709 1,499,351
National Bank of Canada (1) 18,499 1,256,672
Open Text Corp. (1) 69,799 3,328,047
Pan American Silver Corp. (1) 7,737 232,104
Parkland Corp. (1) 19,981 600,368
Power Corp. of Canada (1) 5,259 138,223
Quebecor, Inc., Class B (1) 28,453 763,909
INVESTMENTS SHARES VALUE ($)
Canada - 10.0% (continued)
Royal Bank of Canada (1) 23,203 2,139,358
Shopify, Inc., Class A (1)* 1,554 1,715,657
Teck Resources Ltd., Class B (1) 95,122 1,821,904
Toronto-Dominion Bank (The) (1) 12,139 791,687
Yamana Gold, Inc. (1) 204,071 886,630
50,199,931
—
Chile - 0.1%
Lundin Mining Corp. (1) 26,923 277,007
China - 0.1%
BOC Hong Kong Holdings Ltd. 145,500 509,017
Denmark - 2.5%
Coloplast A/S, Class B 5,961 896,219
Demant A/S * 5,064 214,362
DSV Panalpina A/S 5,938 1,164,701
Genmab A/S * 2,453 806,776
GN Store Nord A/S 4,629 364,343
Novo Nordisk A/S, Class B 56,397 3,800,235
Pandora A/S 51,003 5,454,741
12,701,377
—
Finland - 1.5%
Kesko OYJ, Class B 50,333 1,539,301
Kone OYJ, Class B 22,846 1,867,345
Neste OYJ 32,823 1,743,089
Nokia OYJ * 124,892 498,773
Orion OYJ, Class B 47,181 1,890,387
Wartsila OYJ Abp 12,752 133,677
7,672,572
—
France - 8.1%
Arkema SA 11,265 1,364,252
Atos SE 28,731 2,240,007
AXA SA 13,613 365,430
BNP Paribas SA * 65,235 3,974,724
Bollore SA 58,919 284,337
Carrefour SA 358,113 6,483,854
Cie de Saint-Gobain 59,147 3,492,722
Cie Generale des Etablissements
Michelin SCA 2,784 416,960
CNP Assurances 55,816 1,058,656
Credit Agricole SA 111,077 1,608,641
Electricite de France SA * 175,954 2,360,286
Engie SA 12,876 182,908
Faurecia SE 3,144 167,809
Ipsen SA 20,922 1,793,532
La Francaise des Jeux SAEM (a) 5,777 262,519
L'Oreal SA 7,631 2,923,293
LVMH Moet Hennessy Louis
Vuitton SE 468 312,601
Orange SA 52,321 643,860
Publicis Groupe SA 45,751 2,790,002
Sanofi 49,521 4,896,842
Schneider Electric SE 16,746 2,551,005
Unibail - Rodamco -Westfield, REIT * 4,856 387,986
Vivendi SE 12,414 407,473
40,969,699
—

AQR Funds | Semi-Annual Report | March 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR INTERNATIONAL MULTI-STYLE FUND
Schedule of Investments
March 31, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Germany - 8.9%
Allianz SE (Registered) 4,879 1,240,999
Bayer AG (Registered) 17,231 1,091,980
Bayerische Motoren Werke AG 28,120 2,918,198
Brenntag SE 41,214 3,520,867
Daimler AG (Registered) 39,120 3,491,450
Delivery Hero SE *(a) 10,645 1,379,775
Deutsche Boerse AG 5,597 930,047
Deutsche Post AG (Registered) 27,693 1,519,262
Deutsche Wohnen SE 9,341 435,743
Evonik Industries AG 5,927 209,727
Fresenius Medical Care AG & Co.
KGaA 2,418 178,114
Fresenius SE & Co. KGaA 12,270 546,756
GEA Group AG 15,684 643,291
HelloFresh SE * 65,793 4,902,098
HOCHTIEF AG 4,913 439,850
Infineon Technologies AG 99,417 4,229,955
KION Group AG 4,200 414,984
Knorr- Bremse AG 2,590 323,212
SAP SE 6,543 802,543
Siemens AG (Registered) 7,509 1,233,816
Siemens Energy AG * 3,772 135,401
Volkswagen AG (Preference) 30,154 8,440,731
Vonovia SE 13,726 896,984
Zalando SE *(a) 51,850 5,080,656
45,006,439
—
Hong Kong - 3.2%
CK Asset Holdings Ltd. 641,500 3,905,183
CLP Holdings Ltd. 41,500 404,073
Hong Kong Exchanges & Clearing
Ltd. 32,300 1,916,227
Link, REIT 39,000 355,826
PCCW Ltd. 299,000 168,855
Sun Hung Kai Properties Ltd. 38,500 582,961
Swire Pacific Ltd., Class A 147,500 1,111,115
WH Group Ltd. (a) 6,201,000 5,037,883
Xinyi Glass Holdings Ltd. 870,000 2,858,029
16,340,152
—
Italy - 2.1%
Assicurazioni Generali SpA 87,069 1,739,562
DiaSorin SpA 25,104 4,027,814
Enel SpA 117,323 1,167,054
Prysmian SpA 71,480 2,320,963
Telecom Italia SpA 2,309,525 1,249,414
10,504,807
—
Japan - 20.4%
Acom Co. Ltd. 26,500 123,431
Bandai Namco Holdings, Inc. 5,500 393,181
Brother Industries Ltd. 9,300 206,557
Chubu Electric Power Co., Inc. 32,800 422,644
Dai-ichi Life Holdings, Inc. 12,500 214,874
Daiwa House Industry Co. Ltd. 19,500 572,308
ENEOS Holdings, Inc. 1,038,900 4,713,357
Fujitsu Ltd. 35,900 5,223,941
Fukuoka Financial Group, Inc. 13,400 254,253
Hitachi Ltd. 21,500 974,560
Honda Motor Co. Ltd. 5,200 156,757
INVESTMENTS SHARES VALUE ($)
Japan - 20.4% (continued)
Iida Group Holdings Co. Ltd. 26,400 639,690
ITOCHU Corp. 151,300 4,912,109
Japan Post Holdings Co. Ltd. * 222,700 1,984,756
Japan Post Insurance Co. Ltd. 242,000 4,971,317
Japan Tobacco, Inc. 35,000 672,364
Kajima Corp. 58,300 829,220
KDDI Corp. 74,900 2,307,721
Kyocera Corp. 27,700 1,762,550
M3, Inc. 12,400 851,236
Mitsubishi Electric Corp. 64,900 991,870
Mitsubishi Estate Co. Ltd. 26,800 469,308
Mitsubishi Gas Chemical Co., Inc. 46,900 1,153,634
Mitsubishi UFJ Financial Group,
Inc. 591,300 3,161,853
Mitsui Fudosan Co. Ltd. 20,800 474,146
Mizuho Financial Group, Inc. 301,220 4,355,758
MS&AD Insurance Group Holdings,
Inc. 176,700 5,197,805
Nexon Co. Ltd. 19,800 642,471
NGK Spark Plug Co. Ltd. 12,300 213,094
Nippon Express Co. Ltd. 33,700 2,513,748
Nippon Telegraph & Telephone
Corp. 244,100 6,298,248
Nitto Denko Corp. 8,500 728,626
Nomura Holdings, Inc. 1,024,400 5,427,740
Nomura Real Estate Holdings, Inc. 10,700 258,640
Nomura Real Estate Master Fund,
Inc., REIT 128 192,716
Obayashi Corp. 105,800 971,137
ORIX Corp. 15,900 268,913
Resona Holdings, Inc. 1,278,400 5,369,928
Rohm Co. Ltd. 6,700 657,094
Shimano, Inc. 2,000 477,681
Shinsei Bank Ltd. 33,000 533,315
Sompo Holdings, Inc. 158,600 6,076,938
Subaru Corp. 193,900 3,875,400
SUMCO Corp. 62,600 1,434,626
Sumitomo Mitsui Financial Group,
Inc. 137,400 4,980,379
Sumitomo Mitsui Trust Holdings,
Inc. 70,800 2,470,178
T&D Holdings, Inc. 311,700 4,010,839
TDK Corp. 1,500 208,812
Teijin Ltd. 42,700 736,722
Tokyo Electric Power Co. Holdings,
Inc. * 86,900 290,491
Tokyo Electron Ltd. 6,700 2,912,045
Tosoh Corp. 157,500 3,016,510
Yamaha Corp. 3,700 201,625
Yamaha Motor Co. Ltd. 13,600 334,704
103,093,820
—
Luxembourg - 0.5%
ArcelorMittal SA 79,396 2,285,131
SES SA, FDR 35,893 284,741
2,569,872
—

AQR Funds | Semi-Annual Report | March 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR INTERNATIONAL MULTI-STYLE FUND
Schedule of Investments
March 31, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Netherlands - 5.1%
ASML Holding NV 14,221 8,725,568
ING Groep NV 109,319 1,335,232
Koninklijke Ahold Delhaize NV 167,047 4,659,417
Koninklijke Philips NV * 14,544 829,377
NN Group NV 49,507 2,415,023
Randstad NV 34,392 2,414,144
Royal Dutch Shell plc, Class B 106,513 1,960,634
Wolters Kluwer NV 35,973 3,124,430
25,463,825
—
Russia - 0.4%
Evraz plc 254,363 2,025,696
Singapore - 1.4%
CapitaLand Integrated Commercial
Trust, REIT 156,096 252,579
Genting Singapore Ltd. 3,739,200 2,561,905
Venture Corp. Ltd. 280,100 4,182,579
6,997,063
—
South Africa - 0.3%
Anglo American plc 33,855 1,326,027
Spain - 1.7%
Banco Bilbao Vizcaya Argentaria
SA 70,234 366,001
CaixaBank SA 360,116 1,118,083
Enagas SA 17,196 374,372
Endesa SA 33,638 891,486
Grifols SA 7,841 205,214
Iberdrola SA 102,669 1,325,142
Repsol SA 330,788 4,105,730
8,386,028
—
Sweden - 3.5%
Alfa Laval AB * 35,821 1,082,633
Atlas Copco AB, Class A 5,059 308,433
Atlas Copco AB, Class B 10,707 558,021
Boliden AB 29,406 1,091,060
Electrolux AB, Series B 98,997 2,752,229
Epiroc AB, Class A 69,802 1,581,307
Essity AB, Class B 43,061 1,360,950
H & M Hennes & Mauritz AB, Class
B * 29,553 666,021
Hexagon AB, Class B 1,963 181,201
Husqvarna AB, Class B 84,773 1,222,141
ICA Gruppen AB 57,569 2,815,209
Investor AB, Class B 11,070 883,273
Securitas AB, Class B 13,666 232,428
Skanska AB, Class B 23,967 601,084
SKF AB, Class B 41,440 1,179,155
Swedish Match AB 1,210 94,394
Telefonaktiebolaget LM Ericsson,
Class B 67,988 901,198
Volvo AB, Class B 7,754 196,370
17,707,107
—
INVESTMENTS SHARES VALUE ($)
Switzerland - 7.5%
Adecco Group AG (Registered) 7,064 476,480
Coca-Cola HBC AG 6,248 198,589
Credit Suisse Group AG
(Registered) 79,353 839,504
Geberit AG (Registered) 1,854 1,179,970
LafargeHolcim Ltd. (Registered) * 14,221 836,265
Logitech International SA
(Registered) 4,435 465,117
Lonza Group AG (Registered) 2,133 1,192,986
Nestle SA (Registered) 32,187 3,588,091
Novartis AG (Registered) 61,771 5,280,229
Roche Holding AG 27,669 8,963,190
SGS SA (Registered) 269 764,336
Sonova Holding AG (Registered) * 16,104 4,268,770
STMicroelectronics NV 90,132 3,443,527
Swatch Group AG (The) 12,913 3,718,150
UBS Group AG (Registered) 158,262 2,448,549
37,663,753
—
United Kingdom - 9.9%
3i Group plc 30,804 489,553
Admiral Group plc 20,891 892,900
Ashtead Group plc 4,034 240,812
Auto Trader Group plc *(a) 84,552 646,487
Aviva plc 1,186,206 6,686,278
BAE Systems plc 111,896 779,252
Barclays plc 1,804,940 4,622,308
Barratt Developments plc * 81,575 839,082
Berkeley Group Holdings plc 4,589 280,949
British American Tobacco plc 64,615 2,456,047
BT Group plc * 2,797,962 5,968,929
CK Hutchison Holdings Ltd. 267,500 2,137,141
Direct Line Insurance Group plc 289,099 1,247,979
Entain plc * 285,240 5,965,141
Halma plc 6,994 228,821
Imperial Brands plc 24,800 508,423
JD Sports Fashion plc * 74,159 843,024
Kingfisher plc * 1,250,207 5,479,708
London Stock Exchange Group plc 9,002 860,588
M&G plc 69,160 197,636
Next plc * 23,422 2,538,528
Ocado Group plc * 33,687 944,489
Persimmon plc 61,693 2,498,915
Rolls-Royce Holdings plc * 171,137 248,526
Sage Group plc (The) 26,881 227,096
Smith & Nephew plc 7,933 150,608
Standard Chartered plc 29,743 204,797
Taylor Wimpey plc * 156,722 389,659
Vodafone Group plc 490,529 894,517
Wm Morrison Supermarkets plc 87,155 219,201
49,687,394
—
United States - 0.6%
Stellantis NV (1) 184,607 3,265,515
Zambia - 0.1%
First Quantum Minerals Ltd. (1) 21,935 418,034
TOTAL COMMON STOCKS
(Cost $361,563,061) 480,536,491

AQR Funds | Semi-Annual Report | March 2021
The accompanying notes are an integral part of these financial statements.
AQR INTERNATIONAL MULTI-STYLE FUND
Schedule of Investments
March 31, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 3.3%
INVESTMENT COMPANIES - 3.3%
Limited Purpose Cash Investment
Fund, 0.01% (1)(b)
(Cost $16,804,424) 16,811,143 16,806,100
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 98.7%
(Cost $378,367,485) 497,342,591
OTHER ASSETS IN EXCESS OF
LIABILITIES - 1.3% (c) 6,537,406
NET ASSETS - 100.0% 503,879,997
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 26,143,588 5.2%
Consumer Discretionary 85,964,062 17.1
Consumer Staples 33,987,408 6.7
Energy 13,123,178 2.6
Financials 103,382,171 20.5
Health Care 43,225,940 8.6
Industrials 56,209,679 11.2
Information Technology 51,052,479 10.1
Materials 46,373,678 9.2
Real Estate 13,655,852 2.7
Utilities 7,418,456 1.5
Short-Term Investments 16,806,100 3.3
Total Investments In Securities
At Value 497,342,591 98.7
Other Assets in Excess of
Liabilities (c) 6,537,406 1.3
Net Assets
$ 503,879,997 100.0%
* Non-income producing security.
(a) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at March 31, 2021 amounted to $12,407,320, which represents approximately 2.46% of net assets of the fund.
(b) Represents 7-day effective yield as of March 31, 2021.
(c) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 4).
Futures contracts outstanding as of March 31, 2021:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
MSCI EAFE E-Mini Index 185 6/2021 USD $ 20,276,000 $ (68,455)
$ (68,455)
Collateral pledged to, or (received from), each counterparty at March 31, 2021 was as follows:
COUNTERPARTY OVER THE COUNTER EXCHANGE TRADED TOTAL
JPMS
Cash $ – $ 1,428,603 $ 1,428,603

AQR Funds | Semi-Annual Report | March 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EMERGING MULTI-STYLE II FUND (FORMERLY KNOWN AS AQR TM EMERGING MULTI-STYLE FUND)
Schedule of Investments
March 31, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 96.3%
Brazil - 3.7%
Atacadao SA (1)* 184,000 759,059
Banco Bradesco SA (Preference)
(1)* 121,200 576,430
Banco do Brasil SA (1)* 104,000 562,622
CCR SA (1) 288,300 661,764
Cia Energetica de Minas Gerais
(Preference) (1)* 375,562 869,404
Cia Paranaense de Energia , ADR
(1)* 466,440 587,714
Cia Siderurgica Nacional SA (1) 435,100 2,929,706
Notre Dame Intermedica
Participacoes SA (1)* 44,700 657,557
Petrobras Distribuidora SA (1)* 990,300 3,884,737
Suzano SA (1)* 54,400 662,525
Telefonica Brasil SA (1) 28,000 220,024
TIM SA, ADR (1)* 258,843 2,937,868
Ultrapar Participacoes SA (1) 261,400 985,013
Vale SA, ADR (1) 432,836 7,522,691
23,817,114
—
Chile - 0.4%
Banco de Chile, ADR (1) 12,784 301,958
Banco de Credito e Inversiones
SA (1) 4,954 261,998
Cencosud SA (1) 573,172 1,225,291
Enel Americas SA, ADR (1) 84,098 713,151
Enel Chile SA, ADR (1) 54,309 212,891
2,715,289
—
China - 36.5%
Agricultural Bank of China Ltd.,
Class A 366,900 190,166
Agricultural Bank of China Ltd.,
Class H 1,388,000 556,397
Alibaba Group Holding Ltd., ADR
(1)* 149,538 33,904,750
A-Living Smart City Services Co.
Ltd., Class H (a) 586,250 2,609,806
Anhui Conch Cement Co. Ltd.,
Class A 48,323 377,775
Anhui Conch Cement Co. Ltd.,
Class H 260,500 1,701,123
Autohome , Inc., ADR (1) 6,176 576,036
Baidu, Inc., ADR (1)* 22,331 4,858,109
Bank of Beijing Co. Ltd., Class A 371,578 271,929
Bank of China Ltd., Class A 609,800 311,474
Bank of China Ltd., Class H 511,000 194,913
Bank of Communications Co. Ltd.,
Class A 389,700 294,042
Bank of Ningbo Co. Ltd., Class A 54,000 320,624
Bank of Shanghai Co. Ltd., Class A 227,711 305,187
Baoshan Iron & Steel Co. Ltd.,
Class A 326,022 402,137
BeiGene Ltd., ADR (1)* 3,623 1,261,094
Bilibili , Inc., ADR (1)* 9,329 998,763
BOE Technology Group Co. Ltd.,
Class A 1,508,900 1,446,735
Bosideng International Holdings
Ltd. 3,806,000 1,718,763
INVESTMENTS SHARES VALUE ($)
China - 36.5% (continued)
BYD Co. Ltd., Class A 40,800 1,034,341
BYD Electronic International Co.
Ltd. 893,000 5,264,011
China CITIC Bank Corp. Ltd., Class
H 857,000 435,876
China Construction Bank Corp.,
Class H 7,365,000 6,208,080
China Education Group Holdings
Ltd. (b) 213,000 380,029
China Everbright Bank Co. Ltd.,
Class A 322,100 200,451
China Everbright Bank Co. Ltd.,
Class H 1,165,000 508,878
China Everbright Environment
Group Ltd. 1,446,000 981,578
China Evergrande Group 1,154,000 2,203,025
China Hongqiao Group Ltd. 4,018,000 5,373,912
China Lesso Group Holdings Ltd. 100,000 216,148
China Longyuan Power Group
Corp. Ltd., Class H 689,000 941,009
China Medical System Holdings
Ltd. 1,396,000 2,774,145
China Merchants Bank Co. Ltd.,
Class A 93,558 730,874
China Merchants Port Holdings Co.
Ltd. 162,000 249,092
China Merchants Securities Co.
Ltd., Class A 240,200 720,913
China Minsheng Banking Corp.
Ltd., Class A 354,355 272,889
China National Building Material
Co. Ltd., Class H 4,896,000 7,092,884
China Pacific Insurance Group Co.
Ltd., Class A 37,500 216,932
China Petroleum & Chemical Corp.,
Class A 401,800 265,314
China Resources Cement Holdings
Ltd. 344,000 388,037
China Resources Land Ltd. (c) 592,000 2,885,304
China Resources Power Holdings
Co. Ltd. 664,000 885,103
China Shenhua Energy Co. Ltd.,
Class H 623,000 1,288,026
China Tourism Group Duty Free
Corp. Ltd., Class A 28,792 1,348,805
China Vanke Co. Ltd., Class H 587,700 2,309,415
Chongqing Rural Commercial Bank
Co. Ltd., Class H 754,000 325,301
CITIC Securities Co. Ltd., Class A 133,100 486,234
COSCO SHIPPING Holdings Co.
Ltd., Class H * 1,543,000 1,997,088
Country Garden Holdings Co. Ltd. 3,136,000 4,036,860
Country Garden Services Holdings
Co. Ltd. 544,000 5,544,705
Daqin Railway Co. Ltd., Class A 239,500 255,980
Dongfeng Motor Group Co. Ltd.,
Class H 2,162,000 2,016,861
Far East Horizon Ltd. 1,485,000 1,784,116
Foshan Haitian Flavouring & Food
Co. Ltd., Class A 26,660 651,528

AQR Funds | Semi-Annual Report | March 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EMERGING MULTI-STYLE II FUND (FORMERLY KNOWN AS AQR TM EMERGING MULTI-STYLE FUND)
Schedule of Investments
March 31, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
China - 36.5% (continued)
GDS Holdings Ltd., ADR (1)* 6,699 543,222
Great Wall Motor Co. Ltd., Class H 1,323,000 3,699,222
Greentown Service Group Co. Ltd.
(b) 782,000 1,191,697
GSX Techedu , Inc., ADR (1)* 5,897 199,790
Guotai Junan Securities Co. Ltd.,
Class A 94,200 233,707
Haier Smart Home Co. Ltd., Class A 225,900 1,075,239
Haitong Securities Co. Ltd., Class A 186,300 314,989
Hengan International Group Co.
Ltd. 150,500 989,589
Huatai Securities Co. Ltd., Class A 136,300 353,088
Huaxia Bank Co. Ltd., Class A 291,300 285,989
Huazhu Group Ltd., ADR (1)* 15,565 854,519
Industrial & Commercial Bank of
China Ltd., Class A 350,800 296,283
Industrial & Commercial Bank of
China Ltd., Class H 1,131,000 813,529
Industrial Bank Co. Ltd., Class A 122,390 450,304
Inner Mongolia Yili Industrial Group
Co. Ltd., Class A 109,400 670,486
JD.com, Inc., ADR (1)* 67,519 5,693,876
Jiangsu Hengrui Medicine Co. Ltd.,
Class A 73,249 1,032,643
Jiangsu Yanghe Brewery Joint-
Stock Co. Ltd., Class A 23,900 602,577
Jiangxi Copper Co. Ltd., Class H 1,072,000 2,058,677
Kingboard Holdings Ltd. 261,500 1,415,339
Kunlun Energy Co. Ltd. 2,158,000 2,276,727
Kweichow Moutai Co. Ltd., Class A 6,700 2,057,448
Lee & Man Paper Manufacturing
Ltd. 392,000 361,375
Legend Holdings Corp., Class H (a) 82,900 131,552
Lenovo Group Ltd. 1,930,000 2,754,492
Luxshare Precision Industry Co.
Ltd., Class A 197,207 1,023,118
Luzhou Laojiao Co. Ltd., Class A 27,900 962,509
Meituan , Class B *(a) 220,700 8,612,639
Midea Group Co. Ltd., Class A 36,600 460,467
NARI Technology Co. Ltd., Class A 197,600 941,449
NetEase , Inc., ADR (1) 35,770 3,693,610
New China Life Insurance Co. Ltd.,
Class A 38,600 286,472
New Oriental Education &
Technology Group, Inc., ADR (1)* 143,640 2,010,960
NIO, Inc., ADR (1)* 94,422 3,680,570
PetroChina Co. Ltd., Class A 408,400 267,681
Pinduoduo , Inc., ADR (1)* 31,376 4,200,619
Ping An Bank Co. Ltd., Class A 160,985 541,123
Ping An Insurance Group Co. of
China Ltd., Class A 51,900 624,001
SAIC Motor Corp. Ltd., Class A 167,800 504,663
Sany Heavy Industry Co. Ltd.,
Class A 132,800 694,898
Shandong Weigao Group Medical
Polymer Co. Ltd., Class H 740,000 1,467,404
Shanghai Pharmaceuticals Holding
Co. Ltd., Class H 261,100 513,209
Shanghai Pudong Development
Bank Co. Ltd., Class A 140,963 236,428
INVESTMENTS SHARES VALUE ($)
China - 36.5% (continued)
Shenwan Hongyuan Group Co.
Ltd., Class A 376,800 266,889
Sinopec Engineering Group Co.
Ltd., Class H 17,500 9,686
Sinopharm Group Co. Ltd., Class H 188,000 455,468
Sinotruk Hong Kong Ltd. 1,716,000 5,165,792
Suning.com Co. Ltd., Class A 454,800 478,052
TAL Education Group, ADR (1)* 31,056 1,672,366
Tencent Holdings Ltd. 474,500 37,868,684
Tencent Music Entertainment
Group, ADR (1)* 27,888 571,425
Trip.com Group Ltd., ADR (1)* 43,393 1,719,665
Vipshop Holdings Ltd., ADR (1)* 41,543 1,240,474
Wuliangye Yibin Co. Ltd., Class A 30,100 1,236,355
XPeng , Inc., ADR (1)* 12,719 464,371
Yanzhou Coal Mining Co. Ltd.,
Class H 712,000 844,358
Yonghui Superstores Co. Ltd.,
Class A 482,327 500,651
Yum China Holdings, Inc. (1) 33,622 1,990,759
Zai Lab Ltd., ADR (1)* 5,469 729,729
Zhongsheng Group Holdings Ltd. 850,000 6,021,603
ZTE Corp., Class H 140,600 359,372
ZTO Express Cayman, Inc., ADR
(1) 34,228 997,746
238,245,191
—
Hong Kong - 1.0%
Kingboard Laminates Holdings Ltd. 658,000 1,432,352
Nine Dragons Paper Holdings Ltd. 2,171,000 3,191,732
Vinda International Holdings Ltd. (c) 473,000 1,601,434
6,225,518
—
Hungary - 0.1%
OTP Bank Nyrt . * 7,944 339,578
India - 9.0%
Ambuja Cements Ltd. 66,664 282,362
Aurobindo Pharma Ltd. 305,769 3,695,133
Axis Bank Ltd., GDR *(b) 14,131 675,462
Cipla Ltd. * 171,502 1,916,077
Dabur India Ltd. 66,189 490,117
Divi's Laboratories Ltd. * 44,373 2,202,271
Dr Reddy's Laboratories Ltd., ADR
(1) 48,993 3,007,680
GAIL India Ltd. 172,365 320,525
Godrej Consumer Products Ltd. 29,489 295,045
Havells India Ltd. 26,337 379,310
HCL Technologies Ltd. 421,960 5,687,245
Hero MotoCorp Ltd. 43,816 1,751,874
Hindalco Industries Ltd. 205,529 924,515
Info Edge India Ltd. * 4,465 262,402
Infosys Ltd., ADR (1) 671,360 12,567,859
ITC Ltd. 137,807 412,370
Jubilant Foodworks Ltd. * 14,270 570,002
Kotak Mahindra Bank Ltd. * 25,980 625,728
Larsen & Toubro Ltd., GDR (b) 14,876 286,139
Lupin Ltd. 12,765 178,595
Marico Ltd. 33,819 190,713
Page Industries Ltd. 1,105 459,303
Piramal Enterprises Ltd. 34,445 829,342

AQR Funds | Semi-Annual Report | March 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EMERGING MULTI-STYLE II FUND (FORMERLY KNOWN AS AQR TM EMERGING MULTI-STYLE FUND)
Schedule of Investments
March 31, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
India - 9.0% (continued)
REC Ltd. 93,733 168,833
Reliance Industries Ltd., GDR (a) 32,737 1,810,022
State Bank of India, GDR *(b) 3,839 190,322
Sun Pharmaceutical Industries Ltd. 75,466 617,925
Tata Consultancy Services Ltd. 184,086 8,020,972
Tata Motors Ltd. * 77,030 320,131
Tata Steel Ltd. 218,168 2,433,998
Tech Mahindra Ltd. 195,703 2,661,515
Torrent Pharmaceuticals Ltd. 5,522 192,451
UPL Ltd. 21,733 191,692
Wipro Ltd., ADR (1) 629,541 3,991,290
58,609,220
—
Indonesia - 1.1%
Adaro Energy Tbk . PT 29,550,800 2,396,014
Astra International Tbk . PT 1,957,200 713,290
Bank Central Asia Tbk . PT 79,700 170,685
Bank Negara Indonesia Persero
Tbk . PT * 1,145,400 452,395
Indah Kiat Pulp & Paper Tbk . PT 312,900 225,654
Indofood Sukses Makmur Tbk . PT 3,456,400 1,574,287
United Tractors Tbk . PT 1,030,200 1,569,458
7,101,783
—
Malaysia - 1.7%
Hartalega Holdings Bhd. 1,153,900 2,486,840
Hong Leong Bank Bhd. 64,400 290,813
Kossan Rubber Industries 493,900 388,756
Malayan Banking Bhd. 434,200 864,501
MISC Bhd. 833,300 1,371,963
Press Metal Aluminium Holdings
Bhd. 111,500 266,713
Public Bank Bhd. 171,500 173,810
RHB Bank Bhd. 183,500 237,793
Sime Darby Bhd. 1,744,900 1,010,748
Supermax Corp. Bhd. 1,513,800 1,392,785
Telekom Malaysia Bhd. 164,500 243,305
Top Glove Corp. Bhd. 2,393,600 2,612,020
11,340,047
—
Mexico - 1.3%
Alfa SAB de CV, Class A (1) 214,693 123,945
Cemex SAB de CV, ADR (1)* 100,075 697,523
Grupo Bimbo SAB de CV, Series
A (1) 134,500 282,299
Grupo Mexico SAB de CV, Series
B (1) 664,100 3,491,484
Grupo Televisa SAB, ADR (1)* 294,067 2,605,434
Industrias Penoles SAB de CV (1)* 29,300 377,913
Orbia Advance Corp. SAB de CV
(1) 224,100 598,309
8,176,907
—
Philippines - 0.2%
Ayala Land, Inc. 344,300 244,128
International Container Terminal
Services, Inc. 168,160 420,384
JG Summit Holdings, Inc. 161,395 198,819
PLDT, Inc. 9,420 238,300
INVESTMENTS SHARES VALUE ($)
Philippines - 0.2% (continued)
Puregold Price Club, Inc. 353,900 286,838
1,388,469
—
Poland - 1.0%
CD Projekt SA * 3,385 163,765
Cyfrowy Polsat SA 82,336 615,869
KGHM Polska Miedz SA * 9,776 469,694
PGE Polska Grupa Energetyczna
SA * 913,638 1,570,761
Polski Koncern Naftowy ORLEN SA 82,365 1,321,168
Polskie Gornictwo Naftowe i
Gazownictwo SA 1,375,303 2,091,297
6,232,554
—
Qatar - 0.2%
Industries Qatar QSC 29,520 96,965
Qatar Islamic Bank SAQ 27,416 123,984
Qatar National Bank QPSC 241,970 1,195,996
1,416,945
—
Russia - 2.9%
Gazprom PJSC, ADR 531,884 3,168,013
LUKOIL PJSC, ADR 38,823 3,137,271
MMC Norilsk Nickel PJSC, ADR (1) 55,553 1,738,253
MMC Norilsk Nickel PJSC, ADR 71,981 2,243,237
Novatek PJSC, GDR (b) 9,859 1,946,334
Novolipetsk Steel PJSC, GDR (b) 18,510 589,912
PhosAgro PJSC, GDR (b) 13,442 234,160
Polyus PJSC, GDR (b) 18,181 1,672,792
Rosneft Oil Co. PJSC, GDR (b) 146,347 1,105,910
Severstal PAO, GDR (b) 57,855 1,167,010
Surgutneftegas PJSC, ADR 154,146 691,732
Tatneft PJSC, ADR 28,138 1,333,809
19,028,433
—
Saudi Arabia - 3.4%
Advanced Petrochemical Co. 21,783 424,207
Al Rajhi Bank 287,116 7,567,211
Alinma Bank * 263,892 1,296,205
Arab National Bank 80,290 447,910
Bank AlBilad 74,365 698,556
Bank Al- Jazira 226,899 948,724
Banque Saudi Fransi 38,073 339,191
Etihad Etisalat Co. * 164,650 1,298,962
Jarir Marketing Co. 12,182 591,186
National Commercial Bank 187,659 2,659,337
Riyad Bank 134,555 805,605
SABIC Agri -Nutrients Co. 7,385 193,929
Sahara International Petrochemical
Co. 38,044 224,442
Samba Financial Group * 80,313 825,587
Saudi Arabian Oil Co. (a) 112,080 1,075,882
Saudi Basic Industries Corp. 47,654 1,493,201
Saudi British Bank (The) 39,236 275,676
Saudi Industrial Investment Group 44,761 388,467
Saudi Kayan Petrochemical Co. * 45,155 192,202
Saudi Telecom Co. 12,866 435,283
22,181,763
—

AQR Funds | Semi-Annual Report | March 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EMERGING MULTI-STYLE II FUND (FORMERLY KNOWN AS AQR TM EMERGING MULTI-STYLE FUND)
Schedule of Investments
March 31, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
South Africa - 3.4%
Absa Group Ltd. 51,820 442,683
Aspen Pharmacare Holdings Ltd. * 49,833 486,925
Exxaro Resources Ltd. 25,218 297,046
Gold Fields Ltd., ADR (1) 105,150 997,874
Kumba Iron Ore Ltd. 130,937 5,392,270
Mr Price Group Ltd. 135,695 1,777,410
MultiChoice Group 92,220 803,113
Ninety One Ltd. 4,185 13,610
Sasol Ltd. * 14,128 204,141
Shoprite Holdings Ltd. 390,561 4,154,824
Sibanye Stillwater Ltd. 1,444,447 6,430,383
SPAR Group Ltd. (The) 45,851 589,665
Telkom SA SOC Ltd. 216,388 620,345
22,210,289
—
South Korea - 13.7%
CJ Corp. 10,494 875,184
CJ ENM Co. Ltd. 1,561 197,235
DB Insurance Co. Ltd. 13,527 565,648
Doosan Bobcat, Inc. * 14,870 554,995
E-MART, Inc. 25,321 3,849,268
Hana Financial Group, Inc. 111,115 4,202,701
Hankook Tire & Technology Co. Ltd. 12,107 526,969
Hanwha Corp. 57,208 1,620,239
Hyundai Glovis Co. Ltd. 28,323 4,718,777
Hyundai Marine & Fire Insurance
Co. Ltd. 38,213 827,926
Industrial Bank of Korea 66,248 536,634
KB Financial Group, Inc. 82,802 4,081,109
Kia Motors Corp. 64,971 4,775,639
Korea Investment Holdings Co. Ltd. 15,658 1,189,623
Korea Zinc Co. Ltd. 2,885 1,044,606
KT&G Corp. 5,853 421,630
Kumho Petrochemical Co. Ltd. 25,378 5,948,954
LG Electronics, Inc. 33,041 4,411,133
LG Innotek Co. Ltd. 9,606 1,755,831
LG Uplus Corp. 12,221 132,608
Lotte Chemical Corp. 8,065 2,154,375
Meritz Securities Co. Ltd. 136,380 556,989
Mirae Asset Daewoo Co. Ltd. 22,926 200,550
NCSoft Corp. 531 410,433
NH Investment & Securities Co.
Ltd. 24,964 258,006
POSCO 35,949 10,186,374
S-1 Corp. 3,671 265,006
Samsung Electronics Co. Ltd. 327,088 23,663,059
Samsung Fire & Marine Insurance
Co. Ltd. 2,380 399,945
Samsung Life Insurance Co. Ltd. 13,022 900,159
Shinhan Financial Group Co. Ltd. 87,177 2,895,325
SK Hynix, Inc. 36,206 4,274,543
Woori Financial Group, Inc. 67,005 598,065
88,999,538
—
Taiwan - 13.4%
Accton Technology Corp. 109,000 1,059,715
ASE Technology Holding Co. Ltd. 742,000 2,830,418
Asia Cement Corp. 127,000 213,268
Asustek Computer, Inc. 99,000 1,298,856
AU Optronics Corp. 285,000 212,615
INVESTMENTS SHARES VALUE ($)
Taiwan - 13.4% (continued)
Catcher Technology Co. Ltd. 57,000 423,586
Cathay Financial Holding Co. Ltd. 797,000 1,342,061
China Life Insurance Co. Ltd. 490,934 443,650
China Steel Corp. 772,000 702,348
Chunghwa Telecom Co. Ltd. 48,000 187,796
Compal Electronics, Inc. 491,000 461,003
CTBC Financial Holding Co. Ltd. 1,180,480 916,120
E.Sun Financial Holding Co. Ltd. 830,003 759,972
First Financial Holding Co. Ltd. 1,259,786 981,498
Foxconn Technology Co. Ltd. 92,000 236,161
Fubon Financial Holding Co. Ltd. 498,000 993,769
Hon Hai Precision Industry Co. Ltd. 1,329,000 5,829,945
Hua Nan Financial Holdings Co.
Ltd. 471,409 308,476
Innolux Corp. * 6,307,000 4,706,934
Lite-On Technology Corp. 110,000 243,950
MediaTek , Inc. 7,000 240,778
Mega Financial Holding Co. Ltd. 722,000 807,686
Nanya Technology Corp. 63,000 205,143
Novatek Microelectronics Corp. 19,000 387,036
Pegatron Corp. 176,000 459,114
Phison Electronics Corp. 18,000 310,738
Pou Chen Corp. 522,000 605,838
Powertech Technology, Inc. 289,000 1,072,704
President Chain Store Corp. 38,000 363,403
Quanta Computer, Inc. 102,000 351,803
Realtek Semiconductor Corp. 63,000 1,099,800
Shin Kong Financial Holding Co.
Ltd. 932,549 299,886
Taishin Financial Holding Co. Ltd. 1,199,151 563,451
Taiwan Business Bank 3,054,829 1,067,366
Taiwan Cement Corp. 196,845 323,299
Taiwan Cooperative Financial
Holding Co. Ltd. 306,067 227,198
Taiwan Semiconductor
Manufacturing Co. Ltd., ADR (1) 385,083 45,547,617
Uni -President Enterprises Corp. 658,000 1,689,690
United Microelectronics Corp. 2,998,000 5,377,393
Yuanta Financial Holding Co. Ltd. 376,280 297,270
Zhen Ding Technology Holding Ltd. 447,000 1,898,049
87,347,403
—
Thailand - 2.5%
Advanced Info Service PCL, NVDR 173,600 965,517
Bangkok Dusit Medical Services
PCL, NVDR 826,400 572,414
Bumrungrad Hospital PCL, NVDR 46,900 204,665
Charoen Pokphand Foods PCL,
NVDR 1,610,800 1,524,056
Indorama Ventures PCL, NVDR 722,100 1,032,065
Kasikornbank PCL, NVDR 677,200 3,148,516
Krung Thai Bank PCL, NVDR 2,854,400 1,116,487
PTT Exploration & Production PCL,
NVDR 186,200 679,798
Siam Cement PCL (The), NVDR 145,800 1,865,429
Siam Commercial Bank PCL (The),
NVDR 877,100 3,133,366
Thai Union Group PCL, NVDR 3,903,696 1,839,036
16,081,349
—

AQR Funds | Semi-Annual Report | March 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EMERGING MULTI-STYLE II FUND (FORMERLY KNOWN AS AQR TM EMERGING MULTI-STYLE FUND)
Schedule of Investments
March 31, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Turkey - 0.2%
BIM Birlesik Magazalar A/S 48,637 416,580
Haci Omer Sabanci Holding A/S 805,543 841,394
Yapi ve Kredi Bankasi A/S * 707,319 188,967
1,446,941
—
United Arab Emirates - 0.2%
Abu Dhabi Commercial Bank PJSC
* 96,468 162,743
Emirates Telecommunications
Group Co. PJSC 57,006 335,845
First Abu Dhabi Bank PJSC 163,896 652,270
1,150,858
—
United States - 0.4%
JBS SA (1) 526,800 2,833,984
TOTAL COMMON STOCKS
(Cost $412,298,814) 626,889,173
SHORT-TERM INVESTMENTS - 2.8%
INVESTMENT COMPANIES - 2.8%
Limited Purpose Cash Investment
Fund, 0.01% (1)(d)
(Cost $17,895,198) 17,902,332 17,896,961
SECURITIES LENDING COLLATERAL - 0.2%
Investment Companies - 0.2%
Investments in a Pooled Account
through Securities Lending
Program with Citibank NA
BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares 0.03%
(1)(d)(e) 463,067 463,067
Limited Purpose Cash Investment
Fund 0.01% (1)(d)(e) 739,878 739,656
TOTAL SECURITIES LENDING COLLATERAL
(Cost $1,202,945) 1,202,723
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.3%
(Cost $431,396,957) 645,988,857
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.7% (f) 4,291,693
NET ASSETS - 100.0% 650,280,550
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 61,043,498 9.4%
Consumer Discretionary 105,568,152 16.2
Consumer Staples 32,470,732 5.0
Energy 26,274,146 4.0
Financials 78,865,449 12.1
Health Care 28,845,786 4.4
Industrials 33,439,902 5.1
Information Technology 151,245,866 23.3
Materials 89,079,624 13.7
Real Estate 11,678,732 1.8
Utilities 8,377,286 1.3
Short-Term Investments 17,896,961 2.8
Securities Lending Collateral 1,202,723 0.2
Total Investments In Securities
At Value 645,988,857 99.3
Other Assets in Excess of
Liabilities (f) 4,291,693 0.7
Net Assets
$ 650,280,550 100.0%
* Non-income producing security.
(a) Securities exempt from registration under Rule 144A or section
4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at March 31, 2021 amounted to $14,239,901, which represents approximately 2.19%
of net assets of the fund.
(b) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At March 31,
2021, the value of these securities amounted to $9,439,767 or
1.45% of net assets.
(c) The security or a portion of this security is on loan at March 31,
2021. The total value of securities on loan at March 31, 2021 was
$1,521,113.
(d) Represents 7-day effective yield as of March 31, 2021.
(e) Represents security purchased with the cash collateral received for securities on loan; additional non-cash collateral of $385,738 was received.
(f) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 4).
Futures contracts outstanding as of March 31, 2021:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
MSCI Emerging Markets E-Mini Index 314 6/2021 USD $ 20,763,250 $ (176,528)
$ (176,528)

AQR Funds | Semi-Annual Report | March 2021
The accompanying notes are an integral part of these financial statements.
AQR EMERGING MULTI-STYLE II FUND (FORMERLY KNOWN AS AQR TM EMERGING MULTI-STYLE FUND)
Schedule of Investments
March 31, 2021 (Unaudited)
Collateral pledged to, or (received from), each counterparty at March 31, 2021 was as follows:
COUNTERPARTY OVER THE COUNTER EXCHANGE TRADED TOTAL
JPMS
Cash $ – $ 1,793,992 $ 1,793,992

AQR Funds | Semi-Annual Report | March 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
March 31, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 98.3%
Aerospace & Defense - 0.5%
Axon Enterprise, Inc. *
8,204 1,168,414
Howmet Aerospace, Inc. *
30,507 980,190
Lockheed Martin Corp.
5,283 1,952,068
Northrop Grumman Corp.
5,286 1,710,761
5,811,433
Air Freight & Logistics - 1.1%
CH Robinson Worldwide, Inc.
4,698 448,330
Expeditors International of
Washington, Inc. 9,131 983,317
FedEx Corp.
12,812 3,639,121
United Parcel Service, Inc., Class
B 33,578 5,707,924
XPO Logistics, Inc. *
11,790 1,453,707
12,232,399
Airlines - 0.0% (a)
Southwest Airlines Co. * 6,380 389,563
Auto Components - 0.2%
Aptiv plc *
12,693 1,750,365
Lear Corp.
3,596 651,775
2,402,140
Automobiles - 3.4%
Ford Motor Co. *
126,899 1,554,513
General Motors Co. *
87,449 5,024,820
Harley-Davidson, Inc.
9,883 396,308
Tesla, Inc. *
42,682 28,508,588
Thor Industries, Inc.
9,766 1,315,871
36,800,100
Banks - 1.7%
Citizens Financial Group, Inc.
41,268 1,821,982
Comerica, Inc.
7,202 516,671
Commerce Bancshares, Inc.
6,194 474,522
East West Bancorp, Inc.
10,605 782,649
Fifth Third Bancorp
37,072 1,388,346
First Citizens BancShares, Inc.,
Class A 389 325,115
First Republic Bank
11,895 1,983,491
Huntington Bancshares, Inc.
48,290 759,119
KeyCorp
29,989 599,180
Regions Financial Corp.
83,415 1,723,354
Signature Bank
2,111 477,297
Sterling Bancorp
34,534 794,973
SVB Financial Group *
5,592 2,760,547
Truist Financial Corp.
20,761 1,210,782
Western Alliance Bancorp
17,186 1,623,046
Zions Bancorp NA
8,820 484,747
17,725,821
INVESTMENTS SHARES VALUE ($)
Beverages - 0.6%
Boston Beer Co., Inc. (The), Class
A * 1,293 1,559,720
Brown-Forman Corp., Class B
12,832 885,023
Constellation Brands, Inc., Class A
4,147 945,516
Monster Beverage Corp. *
28,742 2,618,109
6,008,368
Biotechnology - 1.4%
AbbVie, Inc.
51,738 5,599,086
Acceleron Pharma, Inc. *
7,114 964,730
Exact Sciences Corp. *
12,262 1,615,887
Iovance Biotherapeutics, Inc. *
27,391 867,199
Moderna, Inc. *
21,918 2,870,162
Regeneron Pharmaceuticals, Inc. *
1,514 716,334
Seagen, Inc. *
10,777 1,496,494
United Therapeutics Corp. *
5,859 980,035
Vertex Pharmaceuticals, Inc. *
1,479 317,822
15,427,749
Building Products - 0.8%
A O Smith Corp.
7,208 487,333
Fortune Brands Home & Security,
Inc. 14,779 1,416,124
Johnson Controls International plc
5,120 305,510
Masco Corp.
8,591 514,601
Owens Corning
9,089 837,006
Trane Technologies plc
17,993 2,978,921
Trex Co., Inc. *
17,849 1,633,897
8,173,392
Capital Markets - 3.6%
Ameriprise Financial, Inc.
8,055 1,872,385
BlackRock, Inc.
6,777 5,109,587
Charles Schwab Corp. (The)
54,247 3,535,819
CME Group, Inc.
4,233 864,506
Evercore, Inc., Class A
6,007 791,362
FactSet Research Systems, Inc.
1,562 482,018
Goldman Sachs Group, Inc. (The)
10,139 3,315,453
Intercontinental Exchange, Inc.
4,335 484,133
Invesco Ltd.
17,346 437,466
LPL Financial Holdings, Inc.
13,803 1,962,235
MarketAxess Holdings, Inc.
2,831 1,409,612
Moody's Corp.
2,295 685,310
Morgan Stanley
114,476 8,890,206
Morningstar, Inc.
4,062 914,112
MSCI, Inc.
5,391 2,260,339
Nasdaq, Inc.
3,814 562,412
S&P Global, Inc.
3,044 1,074,136
T. Rowe Price Group, Inc.
9,965 1,709,994
Tradeweb Markets, Inc., Class A
13,617 1,007,658
Virtu Financial, Inc., Class A
20,309 630,594
37,999,337

AQR Funds | Semi-Annual Report | March 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
March 31, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Chemicals - 2.3%
Air Products and Chemicals, Inc.
1,700 478,278
Albemarle Corp.
14,325 2,093,026
Chemours Co. (The)
61,997 1,730,336
Corteva, Inc.
34,621 1,614,031
Dow, Inc.
8,595 549,564
DuPont de Nemours, Inc.
9,824 759,199
Eastman Chemical Co.
7,749 853,320
Ecolab, Inc.
1,833 392,390
Element Solutions, Inc.
38,953 712,450
FMC Corp.
6,321 699,166
Linde plc (United Kingdom)
20,133 5,640,059
Mosaic Co. (The)
45,588 1,441,037
Olin Corp.
28,898 1,097,257
RPM International, Inc.
4,411 405,150
Scotts Miracle-Gro Co. (The)
8,803 2,156,471
Sherwin-Williams Co. (The)
4,498 3,319,569
Westlake Chemical Corp.
6,148 545,881
24,487,184
Commercial Services & Supplies - 0.4%
Cintas Corp.
5,774 1,970,724
Copart, Inc. *
8,680 942,735
IAA, Inc. *
11,741 647,399
Rollins, Inc.
35,017 1,205,285
4,766,143
Communications Equipment - 0.5%
Arista Networks, Inc. *
6,286 1,897,681
Cisco Systems, Inc.
18,696 966,770
F5 Networks, Inc. *
1,860 388,033
Lumentum Holdings, Inc. *
4,374 399,565
Ubiquiti, Inc.
6,766 2,018,298
5,670,347
Construction & Engineering - 0.2%
AECOM *
8,308 532,626
Quanta Services, Inc.
22,005 1,936,000
2,468,626
Consumer Finance - 0.7%
Ally Financial, Inc.
22,561 1,019,983
Capital One Financial Corp.
12,100 1,539,483
Discover Financial Services
10,481 995,590
OneMain Holdings, Inc.
29,834 1,602,683
Santander Consumer USA
Holdings, Inc. 15,874 429,550
SLM Corp.
51,223 920,477
Synchrony Financial
10,774 438,071
6,945,837
Containers & Packaging - 0.5%
Avery Dennison Corp.
4,365 801,632
Ball Corp.
17,983 1,523,879
Berry Global Group, Inc. *
10,357 635,920
INVESTMENTS SHARES VALUE ($)
Containers & Packaging - 0.5% (continued)
Crown Holdings, Inc.
10,062 976,417
Packaging Corp. of America
5,028 676,165
Sealed Air Corp.
9,773 447,799
5,061,812
Distributors - 0.2%
LKQ Corp. *
10,484 443,788
Pool Corp.
3,858 1,331,936
1,775,724
Diversified Consumer Services - 0.2%
Chegg, Inc. *
17,874 1,531,087
Terminix Global Holdings, Inc. *
8,208 391,275
1,922,362
Diversified Financial Services - 0.1%
Equitable Holdings, Inc.
13,812 450,548
Jefferies Financial Group, Inc.
29,891 899,719
1,350,267
Electric Utilities - 0.4%
NextEra Energy, Inc. 57,089 4,316,499
Electrical Equipment - 1.1%
AMETEK, Inc.
8,593 1,097,584
Eaton Corp. plc
22,864 3,161,634
Emerson Electric Co.
24,951 2,251,079
Generac Holdings, Inc. *
8,718 2,854,709
Regal Beloit Corp.
6,268 894,318
Rockwell Automation, Inc.
6,515 1,729,342
11,988,666
Electronic Equipment, Instruments & Components - 1.6%
Amphenol Corp., Class A
27,880 1,839,244
Arrow Electronics, Inc. *
8,319 921,912
Cognex Corp.
20,910 1,735,321
Corning, Inc.
51,894 2,257,908
Dolby Laboratories, Inc., Class A
4,916 485,307
IPG Photonics Corp. *
6,097 1,286,101
Jabil, Inc.
8,553 446,124
Keysight Technologies, Inc. *
3,157 452,714
Littelfuse, Inc.
2,077 549,242
SYNNEX Corp.
20,347 2,336,649
Trimble, Inc. *
27,129 2,110,365
Zebra Technologies Corp., Class
A * 6,550 3,177,929
17,598,816
Energy Equipment & Services - 0.3%
Baker Hughes Co.
33,422 722,249
Halliburton Co.
95,643 2,052,499
2,774,748

AQR Funds | Semi-Annual Report | March 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
March 31, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Entertainment - 2.7%
Activision Blizzard, Inc.
43,047 4,003,371
Electronic Arts, Inc.
6,096 825,216
Netflix, Inc. *
11,876 6,195,234
Roku, Inc. *
10,074 3,281,807
Spotify Technology SA *
9,711 2,602,062
Take-Two Interactive Software,
Inc. * 3,480 614,916
Walt Disney Co. (The) *
55,650 10,268,538
Zynga, Inc., Class A *
72,848 743,778
28,534,922
Equity Real Estate Investment Trusts (REITs) - 0.1%
American Tower Corp.
4,094 978,712
Digital Realty Trust, Inc.
3,200 450,688
1,429,400
Food & Staples Retailing - 0.3%
Casey's General Stores, Inc.
2,884 623,492
Costco Wholesale Corp.
6,245 2,201,238
Walmart, Inc.
6,088 826,933
3,651,663
Food Products - 0.5%
Archer-Daniels-Midland Co.
20,672 1,178,304
Beyond Meat, Inc. *(b)
4,045 526,335
Bunge Ltd.
8,499 673,716
Conagra Brands, Inc.
30,053 1,129,993
Hain Celestial Group, Inc. (The) *
25,881 1,128,412
McCormick & Co., Inc.
(Non-Voting) 4,582 408,531
Tyson Foods, Inc., Class A
5,543 411,845
5,457,136
Health Care Equipment & Supplies - 3.8%
Abbott Laboratories
72,264 8,660,118
ABIOMED, Inc. *
3,973 1,266,314
Align Technology, Inc. *
6,204 3,359,652
Boston Scientific Corp. *
17,375 671,544
Danaher Corp.
31,469 7,083,042
Dexcom, Inc. *
6,820 2,451,040
Edwards Lifesciences Corp. *
9,810 820,508
Hologic, Inc. *
16,162 1,202,130
IDEXX Laboratories, Inc. *
6,310 3,087,546
Insulet Corp. *
6,168 1,609,355
Intuitive Surgical, Inc. *
4,696 3,470,062
Masimo Corp. *
4,546 1,044,034
Medtronic plc
4,603 543,752
Novocure Ltd. *
6,333 837,096
Penumbra, Inc. *
2,785 753,565
Quidel Corp. *
2,372 303,450
STERIS plc
3,970 756,206
Stryker Corp.
2,501 609,194
Tandem Diabetes Care, Inc. *
5,868 517,851
Teleflex, Inc.
1,073 445,789
INVESTMENTS SHARES VALUE ($)
Health Care Equipment & Supplies - 3.8% (continued)
West Pharmaceutical Services, Inc.
4,821 1,358,461
40,850,709
Health Care Providers & Services - 2.0%
Acadia Healthcare Co., Inc. *
15,970 912,526
Amedisys, Inc. *
2,780 736,116
Anthem, Inc.
3,564 1,279,298
DaVita, Inc. *
9,170 988,251
Guardant Health, Inc. *
7,642 1,166,551
HCA Healthcare, Inc.
6,500 1,224,210
McKesson Corp.
4,518 881,191
Molina Healthcare, Inc. *
4,912 1,148,229
UnitedHealth Group, Inc.
35,524 13,217,415
21,553,787
Health Care Technology - 0.4%
Teladoc Health, Inc. *
9,437 1,715,175
Veeva Systems, Inc., Class A *
10,531 2,751,118
4,466,293
Hotels, Restaurants & Leisure - 0.6%
Chipotle Mexican Grill, Inc. *
2,213 3,144,275
Domino's Pizza, Inc.
2,424 891,523
McDonald's Corp.
1,705 382,159
MGM Resorts International
17,368 659,810
Royal Caribbean Cruises Ltd. *
4,525 387,385
Starbucks Corp.
9,912 1,083,084
6,548,236
Household Durables - 1.0%
DR Horton, Inc.
31,931 2,845,691
Garmin Ltd.
12,895 1,700,206
Lennar Corp., Class A
26,516 2,684,215
Tempur Sealy International, Inc.
37,701 1,378,348
Toll Brothers, Inc.
6,215 352,577
Whirlpool Corp.
5,480 1,207,518
10,168,555
Household Products - 0.3%
Church & Dwight Co., Inc.
8,251 720,725
Clorox Co. (The)
4,023 775,956
Colgate-Palmolive Co.
7,439 586,416
Spectrum Brands Holdings, Inc.
7,800 663,000
2,746,097
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp. (The) 23,240 623,064
Industrial Conglomerates - 0.5%
Honeywell International, Inc. 25,093 5,446,938
Insurance - 0.5%
Arthur J Gallagher & Co.
8,660 1,080,508
Erie Indemnity Co., Class A
2,421 534,823
MetLife, Inc.
20,298 1,233,915

AQR Funds | Semi-Annual Report | March 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
March 31, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Insurance - 0.5% (continued)
Progressive Corp. (The)
30,583 2,924,041
5,773,287
Interactive Media & Services - 6.5%
Alphabet, Inc., Class A *
16,578 34,192,457
Facebook, Inc., Class A *
72,255 21,281,265
Match Group, Inc. *
23,365 3,209,884
Pinterest, Inc., Class A *
52,742 3,904,490
Twitter, Inc. *
56,595 3,601,140
Zillow Group, Inc., Class C *
22,711 2,944,254
69,133,490
Internet & Direct Marketing Retail - 7.7%
Amazon.com, Inc. *
23,055 71,334,014
eBay, Inc.
37,393 2,289,947
Etsy, Inc. *
14,782 2,981,086
Expedia Group, Inc. *
4,638 798,293
Qurate Retail, Inc., Series A
129,418 1,521,956
Wayfair, Inc., Class A *
10,293 3,239,722
82,165,018
IT Services - 4.7%
Accenture plc, Class A
17,758 4,905,648
Automatic Data Processing, Inc.
3,597 677,927
Black Knight, Inc. *
9,861 729,615
Cognizant Technology Solutions
Corp., Class A 29,265 2,286,182
EPAM Systems, Inc. *
4,802 1,904,905
Fiserv, Inc. *
6,637 790,068
FleetCor Technologies, Inc. *
1,395 374,739
Mastercard, Inc., Class A
11,061 3,938,269
MongoDB, Inc. *
3,099 828,766
Okta, Inc. *
11,290 2,488,655
PayPal Holdings, Inc. *
61,215 14,865,451
Square, Inc., Class A *
28,527 6,477,055
StoneCo Ltd., Class A (Brazil) *
27,137 1,661,327
Twilio, Inc., Class A *
10,742 3,660,444
Visa, Inc., Class A
19,736 4,178,703
49,767,754
Leisure Products - 0.4%
Brunswick Corp.
8,966 855,088
Mattel, Inc. *
44,660 889,627
Peloton Interactive, Inc., Class A *
23,560 2,649,086
4,393,801
Life Sciences Tools & Services - 2.2%
10X Genomics, Inc., Class A *
6,737 1,219,397
Adaptive Biotechnologies Corp. *
7,979 321,234
Agilent Technologies, Inc.
12,933 1,644,302
Avantor, Inc. *
43,616 1,261,811
Bio-Rad Laboratories, Inc., Class
A * 2,328 1,329,684
Bio-Techne Corp.
2,153 822,295
INVESTMENTS SHARES VALUE ($)
Life Sciences Tools & Services - 2.2% (continued)
Charles River Laboratories
International, Inc. * 5,732 1,661,306
Illumina, Inc. *
1,395 535,764
IQVIA Holdings, Inc. *
5,114 987,718
Mettler-Toledo International, Inc. *
1,123 1,297,840
PerkinElmer, Inc.
8,450 1,084,050
QIAGEN NV *
11,364 553,313
Repligen Corp. *
6,767 1,315,572
Thermo Fisher Scientific, Inc.
20,297 9,263,145
23,297,431
Machinery - 3.0%
AGCO Corp.
5,744 825,125
Caterpillar, Inc.
28,547 6,619,193
Colfax Corp. *
7,733 338,783
Cummins, Inc.
9,124 2,364,120
Deere & Co.
19,262 7,206,685
Gates Industrial Corp. plc *
26,277 420,169
Graco, Inc.
7,585 543,238
Illinois Tool Works, Inc.
12,411 2,749,285
Ingersoll Rand, Inc. *
23,782 1,170,312
Lincoln Electric Holdings, Inc.
3,259 400,661
Middleby Corp. (The) *
4,535 751,676
PACCAR, Inc.
15,937 1,480,866
Parker-Hannifin Corp.
9,290 2,930,345
Pentair plc
14,706 916,478
Timken Co. (The)
17,156 1,392,552
Toro Co. (The)
4,345 448,143
Trinity Industries, Inc.
18,283 520,883
Xylem, Inc.
9,904 1,041,703
32,120,217
Media - 1.3%
Altice USA, Inc., Class A *
14,830 482,420
Cable One, Inc.
979 1,789,964
Charter Communications, Inc.,
Class A * 8,599 5,305,755
Comcast Corp., Class A
16,044 868,141
Discovery, Inc., Class A *(b)
9,646 419,215
Liberty Broadband Corp., Class C *
7,243 1,087,537
New York Times Co. (The), Class A
22,622 1,145,126
News Corp., Class A
56,187 1,428,835
ViacomCBS, Inc.
20,458 922,656
13,449,649
Metals & Mining - 0.8%
Freeport-McMoRan, Inc. *
152,443 5,019,948
Newmont Corp.
27,412 1,652,121
Nucor Corp.
10,514 843,959
Reliance Steel & Aluminum Co.
3,454 526,009
Steel Dynamics, Inc.
6,772 343,747
8,385,784

AQR Funds | Semi-Annual Report | March 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
March 31, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Multiline Retail - 0.8%
Dollar General Corp.
13,481 2,731,520
Dollar Tree, Inc. *
4,980 570,011
Ollie's Bargain Outlet Holdings,
Inc. * 5,423 471,801
Target Corp.
26,604 5,269,454
9,042,786
Oil, Gas & Consumable Fuels - 0.7%
Cimarex Energy Co.
7,850 466,211
Devon Energy Corp.
62,896 1,374,278
Diamondback Energy, Inc.
11,600 852,484
EQT Corp. *
112,856 2,096,864
Marathon Oil Corp.
48,048 513,153
Marathon Petroleum Corp.
5,837 312,221
Occidental Petroleum Corp.
19,942 530,856
Pioneer Natural Resources Co.
5,843 927,985
Williams Cos., Inc. (The)
12,637 299,371
7,373,423
Personal Products - 0.5%
Estee Lauder Cos., Inc. (The),
Class A 15,785 4,591,067
Nu Skin Enterprises, Inc., Class A
11,916 630,237
5,221,304
Pharmaceuticals - 0.7%
Catalent, Inc. *
16,822 1,771,525
Eli Lilly and Co.
9,884 1,846,529
Horizon Therapeutics plc *
30,920 2,845,877
Zoetis, Inc.
7,738 1,218,580
7,682,511
Professional Services - 0.5%
Booz Allen Hamilton Holding Corp.
8,867 714,059
CoStar Group, Inc. *
2,930 2,408,138
Equifax, Inc.
6,714 1,216,107
Verisk Analytics, Inc.
4,134 730,436
5,068,740
Road & Rail - 1.9%
CSX Corp.
34,574 3,333,625
JB Hunt Transport Services, Inc.
4,187 703,709
Kansas City Southern
4,575 1,207,434
Landstar System, Inc.
2,261 373,201
Lyft, Inc., Class A *
5,029 317,732
Norfolk Southern Corp.
12,492 3,354,352
Old Dominion Freight Line, Inc.
11,852 2,849,339
Uber Technologies, Inc. *
99,633 5,430,995
Union Pacific Corp.
11,551 2,545,956
20,116,343
Semiconductors & Semiconductor Equipment - 9.3%
Advanced Micro Devices, Inc. *
75,696 5,942,136
Analog Devices, Inc.
7,259 1,125,726
INVESTMENTS SHARES VALUE ($)
Semiconductors & Semiconductor Equipment - 9.3% (continued)
Applied Materials, Inc.
57,983 7,746,529
Broadcom, Inc.
17,814 8,259,639
Cree, Inc. *
15,166 1,639,900
Enphase Energy, Inc. *
19,253 3,122,066
Entegris, Inc.
23,049 2,576,878
First Solar, Inc. *
10,436 911,063
KLA Corp.
11,961 3,951,914
Lam Research Corp.
10,569 6,291,092
Marvell Technology Group Ltd.
59,068 2,893,151
Microchip Technology, Inc.
15,194 2,358,413
Micron Technology, Inc. *
48,244 4,255,603
MKS Instruments, Inc.
7,006 1,299,052
Monolithic Power Systems, Inc.
4,808 1,698,234
NVIDIA Corp.
34,780 18,570,085
ON Semiconductor Corp. *
27,664 1,151,099
Qorvo, Inc. *
10,234 1,869,752
QUALCOMM, Inc.
61,828 8,197,775
Skyworks Solutions, Inc.
8,126 1,490,958
SolarEdge Technologies, Inc. *
7,876 2,263,877
Teradyne, Inc.
19,883 2,419,363
Texas Instruments, Inc.
46,043 8,701,667
98,735,972
Software - 9.6%
2U, Inc. *
19,337 739,254
Adobe, Inc. *
22,401 10,648,763
Anaplan, Inc. *
5,704 307,160
ANSYS, Inc. *
2,671 906,965
Atlassian Corp. plc, Class A *
14,757 3,110,185
Autodesk, Inc. *
11,242 3,115,720
Avalara, Inc. *
9,869 1,316,821
Bill.com Holdings, Inc. *
13,828 2,011,974
Cadence Design Systems, Inc. *
15,781 2,161,839
Ceridian HCM Holding, Inc. *
5,140 433,148
Cloudflare, Inc., Class A *
20,146 1,415,458
Coupa Software, Inc. *
7,469 1,900,711
Crowdstrike Holdings, Inc., Class
A * 16,801 3,066,351
Datadog, Inc., Class A *
13,411 1,117,673
DocuSign, Inc. *
11,186 2,264,606
Dynatrace, Inc. *
17,891 863,062
Elastic NV *
2,747 305,466
Everbridge, Inc. *
6,425 778,581
Fair Isaac Corp. *
1,436 697,968
FireEye, Inc. *
22,197 434,395
Five9, Inc. *
8,891 1,389,930
Fortinet, Inc. *
2,876 530,392
HubSpot, Inc. *
4,385 1,991,711
Intuit, Inc.
7,354 2,817,023
Manhattan Associates, Inc. *
3,766 442,053
Microsoft Corp.
63,807 15,043,776
NortonLifeLock, Inc.
40,936 870,299
Nuance Communications, Inc. *
29,775 1,299,381
Oracle Corp.
79,595 5,585,181
PagerDuty, Inc. *(b)
16,977 682,985

AQR Funds | Semi-Annual Report | March 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
March 31, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Software - 9.6% (continued)
Palo Alto Networks, Inc. *
2,514 809,659
Paycom Software, Inc. *
5,862 2,169,292
Paylocity Holding Corp. *
4,231 760,861
Pegasystems, Inc.
7,450 851,833
PTC, Inc. *
8,366 1,151,580
RingCentral, Inc., Class A *
8,768 2,611,812
salesforce.com, Inc. *
13,101 2,775,709
ServiceNow, Inc. *
11,738 5,870,291
SolarWinds Corp. *
27,609 481,501
Synopsys, Inc. *
9,326 2,310,796
Trade Desk, Inc. (The), Class A *
3,942 2,568,844
Tyler Technologies, Inc. *
823 349,388
VMware, Inc., Class A *(b)
2,320 349,044
Workday, Inc., Class A *
9,328 2,317,355
Zendesk, Inc. *
10,056 1,333,627
Zoom Video Communications, Inc.,
Class A * 14,891 4,784,329
Zscaler, Inc. *
12,821 2,200,981
101,945,733
Specialty Retail - 2.7%
AutoNation, Inc. *
16,751 1,561,528
Best Buy Co., Inc.
10,693 1,227,663
Burlington Stores, Inc. *
2,806 838,433
Carvana Co. *
13,172 3,456,333
Dick's Sporting Goods, Inc.
14,976 1,140,422
Five Below, Inc. *
4,782 912,358
Floor & Decor Holdings, Inc., Class
A * 17,120 1,634,618
Gap, Inc. (The) *
36,299 1,080,984
Home Depot, Inc. (The)
6,141 1,874,540
L Brands, Inc. *
48,886 3,024,088
Lowe's Cos., Inc.
30,167 5,737,160
O'Reilly Automotive, Inc. *
1,264 641,164
Penske Automotive Group, Inc.
5,891 472,694
Ross Stores, Inc.
6,852 821,623
TJX Cos., Inc. (The)
5,956 393,989
Tractor Supply Co.
7,711 1,365,464
Ulta Beauty, Inc. *
1,053 325,556
Williams-Sonoma, Inc.
11,148 1,997,722
28,506,339
Technology Hardware, Storage & Peripherals - 8.0%
Apple, Inc.
642,439 78,473,924
Dell Technologies, Inc., Class C *
51,877 4,572,957
HP, Inc.
77,113 2,448,338
85,495,219
Textiles, Apparel & Luxury Goods - 1.2%
Capri Holdings Ltd. *
21,261 1,084,311
Lululemon Athletica, Inc. *
4,803 1,473,128
NIKE, Inc., Class B
70,437 9,360,373
Tapestry, Inc. *
30,167 1,243,182
13,160,994
INVESTMENTS SHARES VALUE ($)
Trading Companies & Distributors - 0.6%
Fastenal Co.
35,537 1,786,800
United Rentals, Inc. *
7,336 2,415,818
Watsco, Inc.
3,619 943,654
WW Grainger, Inc.
2,005 803,865
5,950,137
Wireless Telecommunication Services - 0.6%
T-Mobile US, Inc. * 51,528 6,455,943
TOTAL COMMON STOCKS
(Cost $685,779,576) 1,048,816,008
SHORT-TERM INVESTMENTS - 1.8%
INVESTMENT COMPANIES - 1.8%
Limited Purpose Cash Investment
Fund, 0.01% (c)
(Cost $19,209,063) 19,216,750 19,210,985
SECURITIES LENDING COLLATERAL - 0.1%
Investment Companies - 0.1%
Investments in a Pooled Account
through Securities Lending
Program with Citibank NA
BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares
0.03% (c)(d) 451,637 451,637
Limited Purpose Cash Investment
Fund 0.01% (c)(d) 721,615 721,398
TOTAL SECURITIES LENDING COLLATERAL
(Cost $1,173,251) 1,173,035
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 100.2%
(Cost $706,161,890) 1,069,200,028
LIABILITIES IN EXCESS OF OTHER
ASSETS - (0.2)% (e) (2,080,852)
NET ASSETS - 100.0% 1,067,119,176
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 117,574,003 11.0%
Consumer Discretionary 196,886,054 18.4
Consumer Staples 23,084,568 2.2
Energy 10,148,171 1.0
Financials 69,794,549 6.5
Health Care 113,278,480 10.6
Industrials 114,532,597 10.7
Information Technology 359,213,841 33.7
Materials 37,934,781 3.6
Real Estate 1,429,400 0.1
Utilities 4,939,564 0.5
Short-Term Investments 19,210,985 1.8
Securities Lending Collateral 1,173,035 0.1
Total Investments In Securities
At Value 1,069,200,028 100.2
Liabilities in Excess of Other
Assets (e ) (2,080,852) (0.2)
Net Assets
$ 1,067,119,176 100.0%

AQR Funds | Semi-Annual Report | March 2021
The accompanying notes are an integral part of these financial statements.
AQR LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
March 31, 2021 (Unaudited)
All securities are United States companies, unless noted otherwise in parentheses.
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) The security or a portion of this security is on loan at March 31, 2021. The total value of securities on loan at March 31, 2021 was $1,726,406.
(c) Represents 7-day effective yield as of March 31, 2021.
(d) Represents security purchased with the cash collateral received for securities on loan; additional non-cash collateral of $588,166 was received.
(e) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 1 with respect to ASC 820 (See Note 4).
Futures contracts outstanding as of March 31, 2021:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index 64 6/2021 USD $ 12,695,680 $ 110,178
$ 110,178
Collateral pledged to, or (received from), each counterparty at March 31, 2021 was as follows:
COUNTERPARTY OVER THE COUNTER EXCHANGE TRADED TOTAL
BARC
Cash $ – $ 729,154 $ 729,154

AQR Funds | Semi-Annual Report | March 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
March 31, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 96.8%
Aerospace & Defense - 0.4%
AeroVironment, Inc. *
2,052 238,155
Ducommun, Inc. *
2,173 130,380
Kratos Defense & Security
Solutions, Inc. * 4,388 119,705
Maxar Technologies, Inc.
18,105 684,731
1,172,971
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. *
11,012 322,211
Atlas Air Worldwide Holdings, Inc. *
5,937 358,833
Echo Global Logistics, Inc. *
4,398 138,141
819,185
Airlines - 0.1%
Allegiant Travel Co. *
1,041 254,066
Mesa Air Group, Inc. *
8,453 113,693
367,759
Auto Components - 1.6%
Adient plc *
14,265 630,513
American Axle & Manufacturing
Holdings, Inc. * 8,018 77,454
Cooper-Standard Holdings, Inc. *
8,497 308,611
Dorman Products, Inc. *
3,069 315,002
Fox Factory Holding Corp. *
8,623 1,095,638
Gentherm, Inc. *
6,585 488,014
LCI Industries
5,548 733,890
Modine Manufacturing Co. *
9,525 140,684
Patrick Industries, Inc.
5,385 457,725
Visteon Corp. *
2,898 353,411
XPEL, Inc. *(a)
2,505 130,085
4,731,027
Automobiles - 0.3%
Winnebago Industries, Inc.
7,362 564,739
Workhorse Group, Inc. *(b)
14,180 195,259
759,998
Banks - 1.9%
Bancorp, Inc. (The) *
11,461 237,472
Cadence Bancorp
19,260 399,260
Dime Community Bancshares, Inc.
2,260 68,116
First Financial Bankshares, Inc.
1,879 87,806
First Foundation, Inc.
10,500 246,330
Independent Bank Group, Inc.
6,167 445,504
Lakeland Financial Corp.
5,832 403,516
Live Oak Bancshares, Inc.
6,867 470,321
Seacoast Banking Corp. of Florida
* 7,857 284,738
ServisFirst Bancshares, Inc.
12,352 757,548
Silvergate Capital Corp., Class A *
5,531 786,342
Stock Yards Bancorp, Inc.
5,577 284,762
Texas Capital Bancshares, Inc. *
7,035 498,922
Triumph Bancorp, Inc. *
5,144 398,094
INVESTMENTS SHARES VALUE ($)
Banks - 1.9% (continued)
UMB Financial Corp.
1,294 119,475
5,488,206
Beverages - 0.7%
Celsius Holdings, Inc. *
18,023 866,005
National Beverage Corp. (b)
19,006 929,584
Primo Water Corp.
7,421 120,665
1,916,254
Biotechnology - 12.8%
Affimed NV (Germany) *
18,126 143,377
Allakos, Inc. *
4,718 541,532
Anavex Life Sciences Corp. *
28,419 424,864
Arcturus Therapeutics Holdings,
Inc. * 4,706 194,358
Arcus Biosciences, Inc. *
20,702 581,312
Arrowhead Pharmaceuticals, Inc. *
3,075 203,903
Atara Biotherapeutics, Inc. *
5,733 82,326
Athersys, Inc. *(b)
47,756 85,961
Avid Bioservices, Inc. *
27,286 497,424
BioCryst Pharmaceuticals, Inc. *(b)
57,681 586,616
Biohaven Pharmaceutical Holding
Co. Ltd. * 9,446 645,634
Bioxcel Therapeutics, Inc. *(b)
8,702 375,578
Blueprint Medicines Corp. *
4,557 443,077
Bridgebio Pharma, Inc. *
15,115 931,084
CareDx, Inc. *
11,622 791,342
CEL-SCI Corp. *(b)
10,314 156,876
ChemoCentryx, Inc. *
14,614 748,821
Chimerix, Inc. *
37,633 362,782
CTI BioPharma Corp. *
15,365 44,712
Cytokinetics, Inc. *
15,777 366,973
Denali Therapeutics, Inc. *
23,649 1,350,358
DermTech, Inc. *
1,544 78,420
Dicerna Pharmaceuticals, Inc. *
4,223 107,982
Editas Medicine, Inc. *
9,105 382,410
Emergent BioSolutions, Inc. *
8,705 808,782
Evelo Biosciences, Inc. *(b)
7,925 84,797
Fate Therapeutics, Inc. *
17,630 1,453,593
Fennec Pharmaceuticals, Inc.
(Canada) * 12,977 80,587
Fortress Biotech, Inc. *
58,544 206,660
Frequency Therapeutics, Inc. *(b)
2,154 20,463
Genprex, Inc. *
32,780 141,282
Halozyme Therapeutics, Inc. *
30,273 1,262,081
iBio, Inc. *(b)
108,342 166,847
Ideaya Biosciences, Inc. *
6,911 162,408
IGM Biosciences, Inc. *
2,875 220,484
ImmunoGen, Inc. *
64,190 519,939
Inovio Pharmaceuticals, Inc. *(b)
36,163 335,593
Insmed, Inc. *
20,757 706,983
Intellia Therapeutics, Inc. *
18,688 1,499,805
Invitae Corp. *(b)
25,199 962,854
Jounce Therapeutics, Inc. *
13,403 137,649
Kodiak Sciences, Inc. *
4,572 518,419

AQR Funds | Semi-Annual Report | March 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
March 31, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Biotechnology - 12.8% (continued)
Kura Oncology, Inc. *
11,978 338,618
Lexicon Pharmaceuticals, Inc. *
13,200 77,484
MacroGenics, Inc. *
13,880 442,078
MannKind Corp. *(b)
49,277 193,166
MEI Pharma, Inc. *
49,618 170,190
Mersana Therapeutics, Inc. *
19,914 322,209
Mirati Therapeutics, Inc. *
6,032 1,033,282
Morphic Holding, Inc. *
10,998 695,953
Natera, Inc. *
16,131 1,637,942
NeuBase Therapeutics, Inc. *
380 2,808
Novavax, Inc. *
12,457 2,258,579
OPKO Health, Inc. *(b)
130,108 558,163
Organogenesis Holdings, Inc. *
9,782 178,228
PDL BioPharma, Inc. (3)*(c)
34,242 76,881
Precigen, Inc. *(b)
18,042 124,309
Protagonist Therapeutics, Inc. *
15,549 402,719
PTC Therapeutics, Inc. *
2,436 115,345
Replimune Group, Inc. *
11,544 352,207
Rigel Pharmaceuticals, Inc. *
45,989 157,282
Sangamo Therapeutics, Inc. *
8,367 104,839
Scholar Rock Holding Corp. *
8,485 429,850
Seres Therapeutics, Inc. *
18,916 389,480
Solid Biosciences, Inc. *
14,120 78,084
Sorrento Therapeutics, Inc. *(b)
44,353 366,799
SpringWorks Therapeutics, Inc. *
3,113 229,023
Stoke Therapeutics, Inc. *
2,402 93,294
Sutro Biopharma, Inc. *
3,754 85,441
Syndax Pharmaceuticals, Inc. *
18,680 417,685
Syros Pharmaceuticals, Inc. *
12,693 94,944
TCR2 Therapeutics, Inc. *
3,428 75,690
TG Therapeutics, Inc. *
28,527 1,375,001
Translate Bio, Inc. *
22,924 378,017
Travere Therapeutics, Inc. *
7,755 193,642
Turning Point Therapeutics, Inc. *
2,826 267,311
Twist Bioscience Corp. *
4,588 568,270
Ultragenyx Pharmaceutical, Inc. *
13,259 1,509,670
VBI Vaccines, Inc. *(b)
87,906 273,388
Veracyte, Inc. *
12,403 666,661
Vir Biotechnology, Inc. *
8,943 458,508
XBiotech, Inc. *
7,598 130,458
36,740,446
Building Products - 3.3%
AAON, Inc.
10,566 739,726
Advanced Drainage Systems, Inc.
15,916 1,645,555
Builders FirstSource, Inc. *
41,703 1,933,768
Cornerstone Building Brands, Inc. *
25,386 356,165
CSW Industrials, Inc.
2,595 350,325
Gibraltar Industries, Inc. *
7,731 707,464
Griffon Corp.
9,331 253,523
JELD-WEN Holding, Inc. *
16,788 464,860
Masonite International Corp. *
5,849 674,039
Resideo Technologies, Inc. *
22,539 636,727
Simpson Manufacturing Co., Inc.
8,138 844,155
INVESTMENTS SHARES VALUE ($)
Building Products - 3.3% (continued)
UFP Industries, Inc.
10,835 821,726
9,428,033
Capital Markets - 2.0%
Artisan Partners Asset
Management, Inc., Class A 17,682 922,470
B Riley Financial, Inc.
9,015 508,266
Brightsphere Investment Group,
Inc. 19,214 391,581
Cohen & Steers, Inc.
5,364 350,430
Cowen, Inc., Class A
3,224 113,323
Donnelley Financial Solutions,
Inc. * 6,454 179,615
Focus Financial Partners, Inc.,
Class A * 17,250 717,945
Hamilton Lane, Inc., Class A
2,303 203,954
Houlihan Lokey, Inc.
9,692 644,615
Moelis & Co., Class A
8,711 478,060
PJT Partners, Inc., Class A
10,132 685,430
Stifel Financial Corp.
1,967 126,006
Virtus Investment Partners, Inc.
2,086 491,253
5,812,948
Chemicals - 1.3%
AdvanSix, Inc. *
3,135 84,081
Amyris, Inc. *(b)
4,849 92,616
Ferro Corp. *
8,527 143,765
FutureFuel Corp.
15,686 227,918
GCP Applied Technologies, Inc. *
8,230 201,964
Hawkins, Inc.
8,382 280,965
HB Fuller Co.
2,017 126,889
Koppers Holdings, Inc. *
2,435 84,641
Kraton Corp. *
10,481 383,500
Kronos Worldwide, Inc.
7,404 113,281
Livent Corp. *
15,670 271,404
Quaker Chemical Corp.
2,520 614,300
Rayonier Advanced Materials,
Inc. * 32,353 293,442
Sensient Technologies Corp.
1,122 87,516
Stepan Co.
1,189 151,134
Trinseo SA
4,085 260,092
Tronox Holdings plc, Class A
14,747 269,870
3,687,378
Commercial Services & Supplies - 0.3%
Casella Waste Systems, Inc., Class
A * 2,339 148,690
Pitney Bowes, Inc.
26,361 217,215
Tetra Tech, Inc.
2,966 402,545
768,450
Communications Equipment - 0.8%
ADTRAN, Inc.
5,043 84,117
Calix, Inc. *
22,547 781,479
Cambium Networks Corp. *
4,296 200,709
Casa Systems, Inc. *
25,359 241,671

AQR Funds | Semi-Annual Report | March 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
March 31, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Communications Equipment - 0.8% (continued)
Digi International, Inc. *
7,467 141,798
DZS, Inc. *
4,772 74,205
Inseego Corp. *(b)
27,926 279,260
Plantronics, Inc. *
4,491 174,745
Ribbon Communications, Inc. *
24,465 200,858
2,178,842
Construction & Engineering - 1.6%
Ameresco, Inc., Class A *
15,543 755,856
Comfort Systems USA, Inc.
5,107 381,850
Construction Partners, Inc., Class
A * 7,283 217,616
Dycom Industries, Inc. *
6,791 630,544
Granite Construction, Inc.
14,923 600,651
Great Lakes Dredge & Dock Corp.
* 5,926 86,401
HC2 Holdings, Inc. *
31,941 125,848
IES Holdings, Inc. *
2,983 150,373
MasTec, Inc. *
3,416 320,079
MYR Group, Inc. *
3,271 234,433
NV5 Global, Inc. *
1,246 120,326
Sterling Construction Co., Inc. *
5,513 127,902
Tutor Perini Corp. *
11,860 224,747
WillScot Mobile Mini Holdings
Corp. * 24,491 679,625
4,656,251
Construction Materials - 0.0% (d)
US Concrete, Inc. * 1,538 112,766
Consumer Finance - 0.4%
Encore Capital Group, Inc. *
6,851 275,616
Green Dot Corp., Class A *
9,711 444,667
PRA Group, Inc. *
9,361 347,012
PROG Holdings, Inc.
1,822 78,874
1,146,169
Containers & Packaging - 0.1%
O-I Glass, Inc. * 23,805 350,886
Distributors - 0.1%
Core-Mark Holding Co., Inc.
3,663 141,722
Greenlane Holdings, Inc., Class
A *(b) 25,972 137,781
279,503
Diversified Consumer Services - 0.2%
American Public Education, Inc. *
3,371 120,109
Carriage Services, Inc.
4,901 172,466
Universal Technical Institute, Inc. *
8,512 49,710
Vivint Smart Home, Inc. *
7,586 108,631
450,916
Diversified Financial Services - 0.0% (d)
A-Mark Precious Metals, Inc. 3,673 132,228
INVESTMENTS SHARES VALUE ($)
Diversified Telecommunication Services - 0.9%
Bandwidth, Inc., Class A *
3,546 449,420
Consolidated Communications
Holdings, Inc. * 33,655 242,316
IDT Corp., Class B *
5,912 133,966
Iridium Communications, Inc. *
26,063 1,075,099
Ooma, Inc. *
12,913 204,671
ORBCOMM, Inc. *
16,395 125,094
Vonage Holdings Corp. *
21,213 250,737
2,481,303
Electrical Equipment - 2.8%
Allied Motion Technologies, Inc.
2,617 134,331
American Superconductor Corp. *
9,411 178,432
Atkore, Inc. *
1,911 137,401
Bloom Energy Corp., Class A *
30,756 831,950
EnerSys
906 82,265
FuelCell Energy, Inc. *
64,295 926,491
Orion Energy Systems, Inc. *
28,103 195,597
Plug Power, Inc. *
72,595 2,601,805
Sunrun, Inc. *
26,959 1,630,480
TPI Composites, Inc. *
9,268 522,993
Vicor Corp. *
10,199 867,221
8,108,966
Electronic Equipment, Instruments & Components - 1.6%
Akoustis Technologies, Inc. *
7,162 95,541
Arlo Technologies, Inc. *
38,428 241,328
Badger Meter, Inc.
3,605 335,517
FARO Technologies, Inc. *
5,187 449,039
II-VI, Inc. *
22,468 1,536,137
Insight Enterprises, Inc. *
1,123 107,157
Intellicheck, Inc. *(b)
19,524 163,611
Luna Innovations, Inc. *
20,643 217,371
Methode Electronics, Inc.
3,694 155,074
nLight, Inc. *
11,654 377,590
Novanta, Inc. *
1,513 199,549
PAR Technology Corp. *
4,913 321,359
Rogers Corp. *
1,386 260,859
4,460,132
Energy Equipment & Services - 0.9%
Aspen Aerogels, Inc. *
13,309 270,705
ChampionX Corp. *
9,968 216,605
Helix Energy Solutions Group,
Inc. * 28,076 141,784
Liberty Oilfield Services, Inc., Class
A * 30,060 339,377
Nabors Industries Ltd. *
1,220 114,009
Newpark Resources, Inc. *
30,480 95,707
NexTier Oilfield Solutions, Inc. *
50,979 189,642
Oceaneering International, Inc. *
21,347 243,783
Patterson-UTI Energy, Inc.
28,744 204,945
ProPetro Holding Corp. *
12,718 135,574
Transocean Ltd. *
36,101 128,158

AQR Funds | Semi-Annual Report | March 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
March 31, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Energy Equipment & Services - 0.9% (continued)
US Silica Holdings, Inc. *
34,199 420,306
2,500,595
Entertainment - 0.1%
AMC Entertainment Holdings, Inc.,
Class A *(b) 18,308 186,925
LiveXLive Media, Inc. *
53,631 232,758
419,683
Equity Real Estate Investment Trusts (REITs) - 0.8%
EastGroup Properties, Inc.
1,066 152,737
Farmland Partners, Inc.
9,873 110,676
Innovative Industrial Properties,
Inc. 4,501 810,900
National Storage Affiliates Trust
2,957 118,073
Safehold, Inc.
9,542 668,894
Terreno Realty Corp.
2,183 126,112
Uniti Group, Inc.
19,133 211,037
2,198,429
Food & Staples Retailing - 0.8%
BJ's Wholesale Club Holdings,
Inc. * 23,573 1,057,485
Natural Grocers by Vitamin
Cottage, Inc. 10,326 181,221
PriceSmart, Inc.
2,169 209,851
SpartanNash Co.
13,008 255,347
United Natural Foods, Inc. *
15,329 504,937
Weis Markets, Inc.
2,483 140,339
2,349,180
Food Products - 1.4%
B&G Foods, Inc.
16,229 504,073
Darling Ingredients, Inc. *
31,896 2,346,908
Freshpet, Inc. *
7,585 1,204,574
Lancaster Colony Corp.
523 91,713
4,147,268
Health Care Equipment & Supplies - 2.7%
Alphatec Holdings, Inc. *
32,809 518,054
Aspira Women's Health, Inc. *(b)
58,437 394,450
AtriCure, Inc. *
7,644 500,835
BioLife Solutions, Inc. *
3,043 109,548
Cerus Corp. *
15,495 93,125
Co-Diagnostics, Inc. *(b)
6,958 66,379
CryoPort, Inc. *
12,231 636,134
CytoSorbents Corp. *
21,153 183,608
Electromed, Inc. *
1,009 10,635
GenMark Diagnostics, Inc. *
22,057 527,162
Heska Corp. *
2,317 390,322
Invacare Corp.
15,245 122,265
iRhythm Technologies, Inc. *
5,368 745,400
LeMaitre Vascular, Inc.
1,966 95,901
Meridian Bioscience, Inc. *
9,611 252,289
Merit Medical Systems, Inc. *
6,742 403,711
INVESTMENTS SHARES VALUE ($)
Health Care Equipment & Supplies - 2.7% (continued)
Nevro Corp. *
5,174 721,773
OraSure Technologies, Inc. *
9,303 108,566
PAVmed, Inc. *(b)
35,254 156,528
Pulse Biosciences, Inc. *
3,051 72,248
Retractable Technologies, Inc. *(b)
28,898 370,472
Shockwave Medical, Inc. *
1,179 153,577
STAAR Surgical Co. *
10,661 1,123,776
Vapotherm, Inc. *
5,189 124,640
7,881,398
Health Care Providers & Services - 2.9%
AdaptHealth Corp. *
6,704 246,439
Addus HomeCare Corp. *
5,003 523,264
Community Health Systems, Inc. *
52,961 716,033
Covetrus, Inc. *
9,977 299,011
Ensign Group, Inc. (The)
8,322 780,936
Fulgent Genetics, Inc. *(b)
6,037 583,295
InfuSystem Holdings, Inc. *
7,140 145,370
Joint Corp. (The) *
2,274 109,993
LHC Group, Inc. *
3,480 665,411
ModivCare, Inc. *
3,415 505,830
Ontrak, Inc. *(b)
3,407 110,932
Owens & Minor, Inc.
20,345 764,768
Patterson Cos., Inc.
22,082 705,520
Pennant Group, Inc. (The) *
2,874 131,629
Progyny, Inc. *
4,990 222,105
R1 RCM, Inc. *
24,949 615,741
Select Medical Holdings Corp. *
25,226 860,207
Sharps Compliance Corp. *
9,970 143,269
Tenet Healthcare Corp. *
3,937 204,724
Viemed Healthcare, Inc. *
10,975 111,067
8,445,544
Health Care Technology - 1.3%
Allscripts Healthcare Solutions,
Inc. * 8,740 131,231
Evolent Health, Inc., Class A *
26,133 527,887
iCAD, Inc. *(b)
19,922 422,745
Inovalon Holdings, Inc., Class A *
5,641 162,348
Inspire Medical Systems, Inc. *
6,485 1,342,330
NantHealth, Inc. *(b)
26,911 86,384
Omnicell, Inc. *
3,547 460,649
OptimizeRx Corp. *
2,808 136,890
Simulations Plus, Inc.
4,976 314,682
Vocera Communications, Inc. *
5,780 222,299
3,807,445
Hotels, Restaurants & Leisure - 4.7%
Bally's Corp. *
2,219 144,191
Boyd Gaming Corp. *
14,437 851,206
Brinker International, Inc. *
7,477 531,316
Caesars Entertainment, Inc. *
38,701 3,384,402
Churchill Downs, Inc.
6,439 1,464,357
El Pollo Loco Holdings, Inc. *
16,348 263,530

AQR Funds | Semi-Annual Report | March 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
March 31, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Hotels, Restaurants & Leisure - 4.7% (continued)
International Game Technology
plc * 4,734 75,981
Lindblad Expeditions Holdings,
Inc. * 6,371 120,412
Marriott Vacations Worldwide Corp.
* 860 149,795
Papa John's International, Inc.
6,873 609,223
Penn National Gaming, Inc. *
28,075 2,943,383
RCI Hospitality Holdings, Inc.
3,330 211,755
Red Rock Resorts, Inc., Class A *
2,594 84,538
Scientific Games Corp. *
12,992 500,452
Shake Shack, Inc., Class A *
807 91,005
Texas Roadhouse, Inc. *
13,310 1,276,961
Wingstop, Inc.
6,367 809,691
13,512,198
Household Durables - 3.4%
Beazer Homes USA, Inc. *
4,228 88,450
Century Communities, Inc. *
7,546 455,175
GoPro, Inc., Class A *
45,867 533,892
Green Brick Partners, Inc. *
12,087 274,133
Helen of Troy Ltd. *
5,462 1,150,625
Installed Building Products, Inc.
6,194 686,791
iRobot Corp. *
5,376 656,839
La-Z-Boy, Inc.
2,389 101,485
LGI Homes, Inc. *
1,435 214,260
Lovesac Co. (The) *
7,153 404,860
M/I Homes, Inc. *
8,536 504,221
MDC Holdings, Inc.
4,625 274,725
Meritage Homes Corp. *
5,045 463,736
Purple Innovation, Inc. *
17,166 543,304
Sonos, Inc. *
17,927 671,725
TopBuild Corp. *
6,909 1,446,952
Tri Pointe Homes, Inc. *
13,805 281,070
Tupperware Brands Corp. *
16,117 425,650
Turtle Beach Corp. *
7,936 211,653
VOXX International Corp. *
15,569 296,745
9,686,291
Household Products - 0.2%
Central Garden & Pet Co., Class
A * 3,326 172,586
WD-40 Co.
886 271,276
443,862
Independent Power and Renewable Electricity Producers - 0.2%
Clearway Energy, Inc., Class C
5,605 157,724
Sunnova Energy International,
Inc. * 10,751 438,856
596,580
Insurance - 1.0%
BRP Group, Inc., Class A *
5,681 154,807
CNO Financial Group, Inc.
23,012 558,962
Goosehead Insurance, Inc., Class
A 8,152 873,731
INVESTMENTS SHARES VALUE ($)
Insurance - 1.0% (continued)
HCI Group, Inc.
1,879 144,345
Kinsale Capital Group, Inc.
995 163,976
RLI Corp.
1,057 117,930
Stewart Information Services Corp.
2,946 153,280
Trupanion, Inc. *
9,310 709,515
2,876,546
Interactive Media & Services - 0.1%
Cars.com, Inc. *
5,844 75,739
QuinStreet, Inc. *
7,474 151,722
TrueCar, Inc. *
23,255 111,275
338,736
Internet & Direct Marketing Retail - 1.8%
1-800-Flowers.com, Inc., Class A *
16,079 443,941
CarParts.com, Inc. *
23,079 329,568
Duluth Holdings, Inc., Class B *(b)
11,602 196,538
Groupon, Inc. *
2,011 101,646
Lands' End, Inc. *
9,372 232,519
Liquidity Services, Inc. *
6,765 125,694
Magnite, Inc. *
29,803 1,240,103
RealReal, Inc. (The) *
6,245 141,324
Shutterstock, Inc.
7,290 649,102
Stamps.com, Inc. *
3,518 701,876
Stitch Fix, Inc., Class A *
14,539 720,262
Waitr Holdings, Inc. *
68,628 201,080
5,083,653
IT Services - 1.1%
Conduent, Inc. *
20,363 135,618
EVERTEC, Inc.
3,230 120,221
ExlService Holdings, Inc. *
1,050 94,668
I3 Verticals, Inc., Class A *
6,748 210,032
LiveRamp Holdings, Inc. *
10,566 548,164
MoneyGram International, Inc. *
39,448 259,173
Perficient, Inc. *
2,002 117,557
PFSweb, Inc. *
2,813 18,988
TTEC Holdings, Inc.
10,336 1,038,251
Unisys Corp. *
21,898 556,647
3,099,319
Leisure Products - 1.0%
Acushnet Holdings Corp.
14,853 613,874
Johnson Outdoors, Inc., Class A
1,132 161,593
Malibu Boats, Inc., Class A *
6,553 522,143
MasterCraft Boat Holdings, Inc. *
8,148 216,655
Nautilus, Inc. *
12,682 198,346
Smith & Wesson Brands, Inc.
15,682 273,651
Sturm Ruger & Co., Inc.
4,684 309,472
Vista Outdoor, Inc. *
18,666 598,619
YETI Holdings, Inc. *
1,351 97,556
2,991,909

AQR Funds | Semi-Annual Report | March 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
March 31, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Life Sciences Tools & Services - 1.2%
Medpace Holdings, Inc. *
1,799 295,126
NanoString Technologies, Inc. *
12,817 842,205
NeoGenomics, Inc. *
9,963 480,515
Pacific Biosciences of California,
Inc. * 39,930 1,330,068
Quanterix Corp. *
7,531 440,338
3,388,252
Machinery - 2.5%
Alamo Group, Inc.
1,547 241,564
Altra Industrial Motion Corp.
13,627 753,846
Astec Industries, Inc.
7,018 529,298
Chart Industries, Inc. *
7,749 1,103,070
Columbus McKinnon Corp.
2,492 131,478
Evoqua Water Technologies Corp.
* 28,254 743,080
ExOne Co. (The) *
3,104 97,341
Franklin Electric Co., Inc.
2,799 220,953
Greenbrier Cos., Inc. (The)
5,342 252,249
Kadant, Inc.
1,653 305,821
Lindsay Corp.
1,848 307,914
Lydall, Inc. *
5,996 202,305
Meritor, Inc. *
7,668 225,593
Omega Flex, Inc.
1,685 266,028
Proto Labs, Inc. *
4,164 506,967
Shyft Group, Inc. (The)
17,759 660,635
SPX Corp. *
2,755 160,534
SPX FLOW, Inc.
2,161 136,856
Watts Water Technologies, Inc.,
Class A 1,024 121,661
Welbilt, Inc. *
8,956 145,535
7,112,728
Marine - 0.1%
Matson, Inc. 4,942 329,631
Media - 0.7%
Cardlytics, Inc. *
7,336 804,759
EW Scripps Co. (The), Class A
11,187 215,573
Fluent, Inc. *
23,735 97,314
Loral Space & Communications,
Inc. 2,067 77,864
TechTarget, Inc. *
9,852 684,221
1,879,731
Metals & Mining - 2.1%
Alcoa Corp. *
34,439 1,118,923
Caledonia Mining Corp. plc (South
Africa) 8,881 126,910
Century Aluminum Co. *
33,798 596,873
Cleveland-Cliffs, Inc.
63,281 1,272,581
Hecla Mining Co.
127,012 722,698
Ryerson Holding Corp. *
12,229 208,382
United States Steel Corp.
45,813 1,198,926
INVESTMENTS SHARES VALUE ($)
Metals & Mining - 2.1% (continued)
Worthington Industries, Inc.
9,658 647,955
5,893,248
Multiline Retail - 0.4%
Big Lots, Inc.
8,597 587,175
Franchise Group, Inc.
14,693 530,564
1,117,739
Oil, Gas & Consumable Fuels - 2.5%
Antero Resources Corp. *
119,172 1,215,554
Clean Energy Fuels Corp. *
61,856 849,901
CNX Resources Corp. *
45,944 675,377
Contango Oil & Gas Co. *
20,392 79,529
Energy Fuels, Inc. *(b)
33,706 191,450
Green Plains, Inc. *
10,780 291,815
Kosmos Energy Ltd. (Ghana) *
35,891 110,185
Matador Resources Co.
16,466 386,128
Ovintiv, Inc.
23,235 553,458
PDC Energy, Inc. *
3,072 105,677
Penn Virginia Corp. *
7,717 103,408
Range Resources Corp. *
83,830 865,964
Renewable Energy Group, Inc. *
11,086 732,119
SM Energy Co.
17,961 294,022
Southwestern Energy Co. *
139,421 648,308
Uranium Energy Corp. *
29,375 84,012
7,186,907
Paper & Forest Products - 0.5%
Clearwater Paper Corp. *
6,314 237,533
Louisiana-Pacific Corp.
20,974 1,163,218
1,400,751
Personal Products - 0.4%
elf Beauty, Inc. *
16,044 430,461
Medifast, Inc.
1,993 422,157
USANA Health Sciences, Inc. *
1,315 128,344
Veru, Inc. *
23,712 255,497
1,236,459
Pharmaceuticals - 1.4%
Aquestive Therapeutics, Inc. *
19,786 102,887
Axsome Therapeutics, Inc. *
1,745 98,802
Cassava Sciences, Inc. *(b)
17,122 769,634
Corcept Therapeutics, Inc. *
22,441 533,871
Intra-Cellular Therapies, Inc. *
18,027 611,656
Marinus Pharmaceuticals, Inc. *(b)
11,535 178,562
Ocular Therapeutix, Inc. *
24,511 402,225
Pacira BioSciences, Inc. *
7,829 548,735
Paratek Pharmaceuticals, Inc. *
32,626 230,340
Revance Therapeutics, Inc. *
16,208 453,014
3,929,726

AQR Funds | Semi-Annual Report | March 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
March 31, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Professional Services - 1.0%
ASGN, Inc. *
9,197 877,762
Exponent, Inc.
1,771 172,584
Kforce, Inc.
1,698 91,013
Korn Ferry
1,790 111,642
Mastech Digital, Inc. *
233 4,103
Red Violet, Inc. *
8,174 150,565
TriNet Group, Inc. *
9,190 716,452
Upwork, Inc. *
12,848 575,205
Willdan Group, Inc. *
2,442 100,244
2,799,570
Real Estate Management & Development - 1.4%
eXp World Holdings, Inc. *
28,550 1,300,453
Realogy Holdings Corp. *
33,062 500,228
Redfin Corp. *
22,056 1,468,709
St Joe Co. (The)
14,470 620,763
3,890,153
Road & Rail - 0.9%
ArcBest Corp.
1,360 95,703
Avis Budget Group, Inc. *
4,231 306,917
Covenant Logistics Group, Inc. *
5,720 117,775
Daseke, Inc. *
33,995 288,617
Marten Transport Ltd.
19,048 323,245
Saia, Inc. *
5,363 1,236,600
Universal Logistics Holdings, Inc.
3,464 91,138
US Xpress Enterprises, Inc., Class
A * 21,447 252,002
2,711,997
Semiconductors & Semiconductor Equipment - 4.5%
Advanced Energy Industries, Inc.
6,207 677,618
Alpha & Omega Semiconductor
Ltd. * 7,615 249,010
Ambarella, Inc. *
2,386 239,531
Amkor Technology, Inc.
46,301 1,097,797
Atomera, Inc. *(b)
16,970 415,765
Axcelis Technologies, Inc. *
7,057 289,972
AXT, Inc. *
20,648 240,756
Brooks Automation, Inc.
9,575 781,799
CEVA, Inc. *
7,414 416,296
CMC Materials, Inc.
786 138,957
Cohu, Inc. *
7,126 298,152
Diodes, Inc. *
4,387 350,258
FormFactor, Inc. *
19,848 895,343
Impinj, Inc. *
1,639 93,210
Lattice Semiconductor Corp. *
29,734 1,338,625
MACOM Technology Solutions
Holdings, Inc. * 18,726 1,086,483
MaxLinear, Inc. *
6,901 235,186
PDF Solutions, Inc. *
5,510 97,968
Power Integrations, Inc.
1,946 158,560
Rambus, Inc. *
9,203 178,906
Semtech Corp. *
4,557 314,433
SiTime Corp. *
1,012 99,783
INVESTMENTS SHARES VALUE ($)
Semiconductors & Semiconductor Equipment - 4.5% (continued)
SunPower Corp. *(b)
36,713 1,228,050
Synaptics, Inc. *
7,810 1,057,630
Ultra Clean Holdings, Inc. *
13,588 788,647
Veeco Instruments, Inc. *
12,035 249,606
13,018,341
Software - 5.6%
8x8, Inc. *
3,240 105,106
A10 Networks, Inc. *
17,600 169,136
Agilysys, Inc. *
3,941 189,010
Alarm.com Holdings, Inc. *
9,578 827,348
Altair Engineering, Inc., Class A *
6,408 400,948
Appfolio, Inc., Class A *
7,511 1,062,130
Appian Corp. *(b)
10,356 1,376,830
Avaya Holdings Corp. *
22,569 632,609
Blackline, Inc. *
11,926 1,292,778
Cerence, Inc. *
3,127 280,117
ChannelAdvisor Corp. *
14,025 330,289
Cloudera, Inc. *
32,245 392,422
Digital Turbine, Inc. *
23,265 1,869,575
Domo, Inc., Class B *
9,545 537,288
LivePerson, Inc. *
13,551 714,680
MicroStrategy, Inc., Class A *
1,260 855,288
Q2 Holdings, Inc. *
7,818 783,364
Rapid7, Inc. *
1,647 122,883
Sailpoint Technologies Holdings,
Inc. * 19,704 997,811
Sprout Social, Inc., Class A *
1,383 79,882
SPS Commerce, Inc. *
3,472 344,804
Tenable Holdings, Inc. *
15,847 573,424
Varonis Systems, Inc. *
23,001 1,180,871
Veritone, Inc. *
13,185 316,176
VirnetX Holding Corp.
80 446
Workiva, Inc. *
7,494 661,420
16,096,635
Specialty Retail - 8.8%
Abercrombie & Fitch Co., Class A *
7,091 243,292
American Eagle Outfitters, Inc.
7,595 222,078
America's Car-Mart, Inc. *
1,513 230,536
Asbury Automotive Group, Inc. *
6,653 1,307,315
At Home Group, Inc. *
16,217 465,428
Bed Bath & Beyond, Inc. *
14,992 437,017
Boot Barn Holdings, Inc. *
1,902 118,514
Buckle, Inc. (The)
6,981 274,214
Caleres, Inc.
15,633 340,799
Camping World Holdings, Inc.,
Class A 19,321 702,898
Citi Trends, Inc. *
6,088 510,053
Container Store Group, Inc. (The) *
26,802 445,985
GameStop Corp., Class A *(b)
39,365 7,472,264
Group 1 Automotive, Inc.
827 130,492
GrowGeneration Corp. *
11,383 565,621
Guess?, Inc.
6,247 146,804
Haverty Furniture Cos., Inc.
8,297 308,565

AQR Funds | Semi-Annual Report | March 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
March 31, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Specialty Retail - 8.8% (continued)
Hibbett Sports, Inc. *
7,360 507,030
Lithia Motors, Inc., Class A
5,532 2,157,978
Lumber Liquidators Holdings, Inc. *
10,122 254,265
MarineMax, Inc. *
8,840 436,342
Murphy USA, Inc.
4,021 581,276
National Vision Holdings, Inc. *
17,388 762,116
ODP Corp. (The) *
9,471 410,000
Rent-A-Center, Inc.
17,484 1,008,127
RH *
3,402 2,029,633
Shoe Carnival, Inc.
4,125 255,255
Signet Jewelers Ltd. *
17,514 1,015,462
Sleep Number Corp. *
6,012 862,662
Sonic Automotive, Inc., Class A
17,846 884,626
Zumiez, Inc. *
4,422 189,704
25,276,351
Technology Hardware, Storage & Peripherals - 0.3%
3D Systems Corp. *
5,606 153,829
Avid Technology, Inc. *
13,342 281,650
Diebold Nixdorf, Inc. *
11,984 169,334
Eastman Kodak Co. *(b)
32,027 252,052
856,865
Textiles, Apparel & Luxury Goods - 1.4%
Crocs, Inc. *
14,870 1,196,291
Deckers Outdoor Corp. *
5,771 1,906,854
Fossil Group, Inc. *
28,455 352,842
G-III Apparel Group Ltd. *
4,865 146,631
Lakeland Industries, Inc. *
9,464 263,667
Superior Group of Cos., Inc.
4,261 108,315
3,974,600
Thrifts & Mortgage Finance - 1.1%
Axos Financial, Inc. *
4,370 205,434
HomeStreet, Inc.
5,133 226,211
Merchants Bancorp
3,268 137,060
Mr Cooper Group, Inc. *
26,614 925,103
PennyMac Financial Services, Inc.
16,180 1,081,956
Walker & Dunlop, Inc.
5,226 536,919
Waterstone Financial, Inc.
7,804 159,358
3,272,041
Tobacco - 0.1%
Turning Point Brands, Inc. 7,502 391,379
Trading Companies & Distributors - 1.9%
Beacon Roofing Supply, Inc. *
1,613 84,392
Boise Cascade Co.
10,490 627,617
CAI International, Inc.
2,608 118,716
Herc Holdings, Inc. *
5,285 535,529
Rush Enterprises, Inc., Class A
9,799 488,284
SiteOne Landscape Supply, Inc. *
9,684 1,653,446
Systemax, Inc.
8,468 348,204
Textainer Group Holdings Ltd.
(China) * 13,776 394,682
Triton International Ltd.
11,455 629,911
INVESTMENTS SHARES VALUE ($)
Trading Companies & Distributors - 1.9% (continued)
Veritiv Corp. *
4,973 211,552
WESCO International, Inc. *
4,030 348,716
5,441,049
Water Utilities - 0.0% (d)
Cadiz, Inc. * 10,859 104,138
Wireless Telecommunication Services - 0.1%
Gogo, Inc. * 26,107 252,194
TOTAL COMMON STOCKS
(Cost $172,542,718) 277,989,738
SHORT-TERM INVESTMENTS - 3.1%
INVESTMENT COMPANIES - 3.1%
Limited Purpose Cash Investment
Fund, 0.01% (e)
(Cost $8,777,605) 8,781,118 8,778,483
SECURITIES LENDING COLLATERAL - 5.9%
Investment Companies - 5.9%
Investments in a Pooled Account
through Securities Lending
Program with Citibank NA
BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares
0.03% (e)(f) 6,579,342 6,579,342
Limited Purpose Cash Investment
Fund 0.01% (e)(f) 10,512,320 10,509,166
TOTAL SECURITIES LENDING COLLATERAL
(Cost $17,091,662) 17,088,508
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 105.8%
(Cost $198,411,985) 303,856,729
LIABILITIES IN EXCESS OF OTHER
ASSETS - (5.8)% (g) (16,668,070)
NET ASSETS - 100.0% 287,188,659
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 5,371,647 1.9%
Consumer Discretionary 67,864,186 23.6
Consumer Staples 10,484,401 3.7
Energy 9,687,501 3.4
Financials 18,728,138 6.5
Health Care 64,192,812 22.3
Industrials 43,716,591 15.2
Information Technology 39,710,134 13.8
Materials 11,445,028 4.0
Real Estate 6,088,582 2.2
Utilities 700,718 0.2
Short-Term Investments 8,778,483 3.1
Securities Lending Collateral 17,088,508 5.9
Total Investments In Securities
At Value 303,856,729 105.8
Liabilities in Excess of Other
Assets (g ) (16,668,070) (5.8)
Net Assets
$ 287,188,659 100.0%

AQR Funds | Semi-Annual Report | March 2021
The accompanying notes are an integral part of these financial statements.
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
March 31, 2021 (Unaudited)
All securities are United States companies, unless noted
otherwise in parentheses.
* Non-income producing security.
(a) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At March 31,
2021, the value of these securities amounted to $130,085 or
0.05% of net assets.
(b) The security or a portion of this security is on loan at March 31,
2021. The total value of securities on loan at March 31, 2021 was
$16,651,559.
(c) Security fair valued as of March 31, 2021 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at March 31, 2021 amounted to $76,881, which represents approximately 0.03% of net assets of the fund.
(d) Represents less than 0.05% of net assets.
(e) Represents 7-day effective yield as of March 31, 2021.
(f) Represents security purchased with the cash collateral received for securities on loan.
(g) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(3) Level 3 security (See Note 4).
Futures contracts outstanding as of March 31, 2021:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Russell 2000 E-Mini Index 60 6/2021 USD $ 6,667,500 $ (394,824)
$ (394,824)
Collateral pledged to, or (received from), each counterparty at March 31, 2021 was as follows:
COUNTERPARTY OVER THE COUNTER EXCHANGE TRADED TOTAL
BARC
Cash $ – $ 1,261,335 $ 1,261,335

AQR Funds | Semi-Annual Report | March 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR INTERNATIONAL MOMENTUM STYLE FUND
Schedule of Investments
March 31, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 94.7%
Australia - 5.4%
Afterpay Ltd. * 22,746 1,776,555
BHP Group plc 259,820 7,480,746
BlueScope Steel Ltd. 13,534 199,718
Coles Group Ltd. 73,478 896,032
CSL Ltd. 9,497 1,919,381
Fortescue Metals Group Ltd. 247,746 3,775,798
Glencore plc * 331,473 1,301,498
Goodman Group, REIT 106,176 1,466,115
Macquarie Group Ltd. 8,640 1,007,241
REA Group Ltd. 8,056 871,770
Rio Tinto plc 83,806 6,393,407
Santos Ltd. 43,927 237,762
Sonic Healthcare Ltd. 10,449 279,421
Wesfarmers Ltd. 71,019 2,852,026
WiseTech Global Ltd. 10,770 239,653
Woolworths Group Ltd. 5,364 167,058
30,864,181
—
Austria - 0.1%
OMV AG 3,330 168,755
Verbund AG 2,041 148,256
voestalpine AG 12,179 504,367
821,378
—
Belgium - 0.3%
Ageas SA/NV 3,797 229,286
Elia Group SA/NV 1,876 206,600
Sofina SA 1,469 496,644
UCB SA 7,235 687,788
1,620,318
—
Brazil - 0.2%
Wheaton Precious Metals Corp. (1) 17,799 679,838
Yara International ASA 7,798 406,233
1,086,071
—
Canada - 12.1%
Agnico Eagle Mines Ltd. (1) 7,247 418,950
AltaGas Ltd. (1) 14,355 239,193
Bank of Montreal (1) 52,955 4,720,315
Bank of Nova Scotia (The) (1) 83,464 5,221,565
Barrick Gold Corp. (1) 30,665 608,322
BlackBerry Ltd. (1)* 22,409 187,945
Cameco Corp. (1) 33,081 548,586
Canadian Imperial Bank of
Commerce (1) 44,292 4,336,859
Canadian National Railway Co. (1) 37,704 4,375,548
Canadian Natural Resources Ltd.
(1) 71,443 2,208,610
Canadian Pacific Railway Ltd. (1) 12,205 4,661,734
Canadian Tire Corp. Ltd., Class A
(1) 4,284 607,914
Canopy Growth Corp. (1)*(a) 5,121 164,465
CCL Industries, Inc., Class B (1) 4,158 230,018
Cenovus Energy, Inc. (1) 61,501 461,979
Constellation Software, Inc. (1) 1,371 1,914,665
Dollarama , Inc. (1) 9,861 435,651
Empire Co. Ltd., Class A (1) 8,679 270,584
Franco-Nevada Corp. (1) 6,299 789,392
INVESTMENTS SHARES VALUE ($)
Canada - 12.1% (continued)
Hydro One Ltd. (1)(b) 40,709 948,160
Intact Financial Corp. (1) 14,681 1,799,056
International Petroleum Corp. * 17,719 57,534
Keyera Corp. (1) 11,435 237,672
Kinross Gold Corp. (1) 125,286 834,442
Magna International, Inc. (1) 22,371 1,970,257
Manulife Financial Corp. (1) 22,263 478,848
Metro, Inc. (1) 12,517 571,019
National Bank of Canada (1) 45,626 3,099,460
Nutrien Ltd. (1) 16,439 885,589
Pan American Silver Corp. (1) 13,470 404,089
Quebecor, Inc., Class B (1) 21,641 581,020
Ritchie Bros Auctioneers, Inc. (1) 6,457 378,058
Royal Bank of Canada (1) 107,195 9,883,573
Shopify, Inc., Class A (1)* 8,230 9,086,138
Sun Life Financial, Inc. (1) 27,204 1,374,812
Teck Resources Ltd., Class B (1) 26,587 509,230
Thomson Reuters Corp. (1) 22,826 1,999,614
WSP Global, Inc. (1) 13,348 1,269,903
68,770,769
—
Chile - 0.4%
Antofagasta plc 70,388 1,639,556
Lundin Mining Corp. (1) 76,684 788,990
2,428,546
—
China - 1.7%
Prosus NV * 77,334 8,605,631
Wilmar International Ltd. 317,800 1,283,480
9,889,111
—
Denmark - 3.0%
Ambu A/S, Class B 26,346 1,237,277
AP Moller - Maersk A/S, Class B 1,087 2,523,491
Coloplast A/S, Class B 1,226 184,325
DSV Panalpina A/S 17,024 3,339,149
Genmab A/S * 4,093 1,346,162
GN Store Nord A/S 5,001 393,623
Orsted A/S (b) 21,190 3,421,451
Pandora A/S 11,900 1,272,698
Tryg A/S 9,825 231,565
Vestas Wind Systems A/S 14,477 2,986,415
16,936,156
—
Finland - 1.4%
Fortum OYJ 9,746 260,306
Kone OYJ, Class B 32,359 2,644,901
Neste OYJ 39,097 2,076,275
Nordea Bank Abp 32,721 322,637
Stora Enso OYJ, Class R 50,752 946,777
UPM- Kymmene OYJ 44,965 1,615,942
7,866,838
—
France - 7.0%
Adevinta ASA * 38,895 573,095
Air Liquide SA 11,920 1,946,249
Alstom SA * 9,203 458,558
AXA SA 6,712 180,178
BioMerieux 5,964 758,732
BNP Paribas SA * 18,097 1,102,638

AQR Funds | Semi-Annual Report | March 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR INTERNATIONAL MOMENTUM STYLE FUND
Schedule of Investments
March 31, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
France - 7.0% (continued)
Capgemini SE 1,863 316,760
Cie de Saint-Gobain 4,005 236,501
Credit Agricole SA 47,846 692,916
Dassault Systemes SE 2,145 458,470
Electricite de France SA * 74,759 1,002,834
Hermes International 3,672 4,061,222
Iliad SA 4,737 899,809
Kering SA 4,026 2,778,173
Legrand SA 2,988 277,609
L'Oreal SA 12,432 4,762,467
LVMH Moet Hennessy Louis
Vuitton SE 17,787 11,880,856
Publicis Groupe SA 4,043 246,552
Renault SA * 4,813 208,123
Safran SA 1,824 248,114
Sartorius Stedim Biotech 4,580 1,884,892
Schneider Electric SE 19,529 2,974,954
Teleperformance 1,125 410,170
TOTAL SE 4,098 191,048
Ubisoft Entertainment SA * 3,711 282,057
Valeo SA 6,230 211,367
Vivendi SE 7,551 247,851
Worldline SA *(b) 6,697 560,652
39,852,847
—
Germany - 9.6%
adidas AG * 664 207,428
BASF SE 17,156 1,425,715
Bayerische Motoren Werke AG 12,941 1,342,973
Brenntag SE 15,745 1,345,078
Carl Zeiss Meditec AG 1,216 183,293
Continental AG 2,110 279,310
Covestro AG (b) 10,758 723,807
Daimler AG (Registered) 73,963 6,601,179
Delivery Hero SE *(b) 17,222 2,232,268
Deutsche Bank AG (Registered) * 185,568 2,219,579
Deutsche Boerse AG 1,550 257,562
Deutsche Post AG (Registered) 80,142 4,396,659
Deutsche Telekom AG (Registered) 125,078 2,520,752
Deutsche Wohnen SE 9,275 432,664
Evonik Industries AG 15,476 547,618
GEA Group AG 17,415 714,290
Hannover Rueck SE 3,192 582,884
HeidelbergCement AG 3,732 339,082
Infineon Technologies AG 102,015 4,340,492
Just Eat Takeaway.com NV *(b) 4,985 458,699
KION Group AG 9,872 975,409
Knorr- Bremse AG 4,298 536,358
LEG Immobilien SE 2,344 308,322
Merck KGaA 15,617 2,671,352
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) 625 192,481
Puma SE * 16,238 1,591,999
RWE AG 38,843 1,524,269
SAP SE 1,980 242,860
Scout24 AG (b) 4,306 326,669
Siemens AG (Registered) 51,472 8,457,445
Siemens Energy AG * 23,876 857,061
Symrise AG 8,679 1,053,036
INVESTMENTS SHARES VALUE ($)
Germany - 9.6% (continued)
TeamViewer AG *(b) 8,743 373,906
United Internet AG (Registered) 10,956 439,840
Volkswagen AG 514 186,472
Vonovia SE 30,565 1,997,401
Zalando SE *(b) 20,878 2,045,785
54,931,997
—
Hong Kong - 2.2%
AIA Group Ltd. 470,200 5,753,730
Hang Lung Properties Ltd. 73,000 190,548
Hong Kong Exchanges & Clearing
Ltd. 74,300 4,407,914
PCCW Ltd. 398,000 224,763
Techtronic Industries Co. Ltd. 121,000 2,074,401
12,651,356
—
Italy - 2.3%
DiaSorin SpA 6,173 990,428
Enel SpA 441,542 4,392,175
Ferrari NV 12,337 2,580,696
FinecoBank Banca Fineco SpA * 34,870 570,466
Infrastrutture Wireless Italiane SpA
(b) 77,508 863,234
Mediobanca Banca di Credito
Finanziario SpA * 20,363 225,648
Moncler SpA * 7,443 426,252
Nexi SpA *(b) 59,778 1,042,962
Prysmian SpA 13,082 424,774
Recordati Industria Chimica e
Farmaceutica SpA 15,612 839,605
Terna Rete Elettrica Nazionale SpA 132,958 1,004,111
13,360,351
—
Japan - 25.2%
Advantest Corp. 11,600 1,018,854
Aeon Co. Ltd. 46,400 1,385,972
Ajinomoto Co., Inc. 9,000 184,489
Bandai Namco Holdings, Inc. 11,200 800,659
Chugai Pharmaceutical Co. Ltd. 62,500 2,539,615
Cosmos Pharmaceutical Corp. 5,200 811,188
CyberAgent , Inc. 27,600 498,195
Daifuku Co. Ltd. 11,400 1,120,269
Daiichi Sankyo Co. Ltd. 103,100 3,008,022
Daikin Industries Ltd. 17,200 3,477,131
Denso Corp. 39,100 2,606,567
Disco Corp. 4,100 1,295,617
FANUC Corp. 8,100 1,947,298
Fast Retailing Co. Ltd. 5,500 4,396,578
Fuji Electric Co. Ltd. 5,500 230,125
Fujitsu Ltd. 16,000 2,328,219
GLP J-REIT, REIT 153 251,411
GMO Payment Gateway, Inc. 6,800 903,564
Hamamatsu Photonics KK 9,300 550,971
Hitachi Ltd. 10,300 466,882
Hoya Corp. 26,700 3,142,505
Ito En Ltd. 8,300 509,112
ITOCHU Corp. 94,200 3,058,299
Japan Post Insurance Co. Ltd. 10,900 223,915
JSR Corp. 17,600 532,642
Kakaku.com, Inc. 21,800 596,718

AQR Funds | Semi-Annual Report | March 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR INTERNATIONAL MOMENTUM STYLE FUND
Schedule of Investments
March 31, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Japan - 25.2% (continued)
Keyence Corp. 12,560 5,724,298
Kikkoman Corp. 10,700 638,091
Kobayashi Pharmaceutical Co. Ltd. 7,000 653,802
Kobe Bussan Co. Ltd. 31,200 836,542
Koito Manufacturing Co. Ltd. 8,500 571,899
Komatsu Ltd. 17,300 536,115
Konami Holdings Corp. 8,300 495,507
Kubota Corp. 56,800 1,295,720
Kurita Water Industries Ltd. 6,600 283,567
Kyowa Kirin Co. Ltd. 29,600 886,447
Lasertec Corp. 11,400 1,505,501
Lixil Corp. 24,900 692,949
M3, Inc. 39,600 2,718,464
Makita Corp. 10,400 446,700
Mercari , Inc. * 17,200 785,253
Mitsubishi Gas Chemical Co., Inc. 23,200 570,667
Mitsui Chemicals, Inc. 6,800 215,205
Miura Co. Ltd. 13,400 725,038
MonotaRO Co. Ltd. 48,200 1,307,587
Murata Manufacturing Co. Ltd. 38,500 3,099,075
Nabtesco Corp. 6,900 315,731
Nexon Co. Ltd. 62,700 2,034,492
Nidec Corp. 34,600 4,218,703
Nihon M&A Center, Inc. 33,600 911,352
Nintendo Co. Ltd. 7,200 4,058,176
Nippon Paint Holdings Co. Ltd. 123,500 1,783,794
Nippon Prologis REIT, Inc., REIT 144 463,038
Nippon Yusen KK 28,200 964,452
Nissan Chemical Corp. 9,500 508,273
Nitori Holdings Co. Ltd. 8,300 1,607,746
Nitto Denko Corp. 9,000 771,486
Nomura Holdings, Inc. 204,200 1,081,945
Nomura Research Institute Ltd. 49,650 1,542,520
NTT Data Corp. 12,500 193,861
Obic Co. Ltd. 9,100 1,669,774
Olympus Corp. 81,500 1,690,628
Omron Corp. 14,800 1,159,320
Ono Pharmaceutical Co. Ltd. 38,100 996,403
Oracle Corp. Japan 7,700 753,794
Oriental Land Co. Ltd. 2,600 391,251
Pan Pacific International Holdings
Corp. 46,600 1,099,966
Panasonic Corp. 88,400 1,144,732
Recruit Holdings Co. Ltd. 42,700 2,096,835
Renesas Electronics Corp. * 114,500 1,253,639
Rinnai Corp. 3,000 336,486
Rohm Co. Ltd. 2,400 235,377
Ryohin Keikaku Co. Ltd. 9,400 223,121
SG Holdings Co. Ltd. 42,200 968,883
Sharp Corp. 14,800 256,259
Shimadzu Corp. 18,600 674,444
Shimano, Inc. 4,900 1,170,318
Shin-Etsu Chemical Co. Ltd. 24,700 4,184,189
Shionogi & Co. Ltd. 3,900 210,541
Shiseido Co. Ltd. 3,800 255,566
SMC Corp. 3,900 2,271,283
SoftBank Group Corp. 116,200 9,892,995
Sony Group Corp. 70,700 7,482,427
Square Enix Holdings Co. Ltd. 12,100 672,990
SUMCO Corp. 30,800 705,854
INVESTMENTS SHARES VALUE ($)
Japan - 25.2% (continued)
Sumitomo Chemical Co. Ltd. 44,200 229,322
Sumitomo Metal Mining Co. Ltd. 21,700 940,375
Sundrug Co. Ltd. 14,700 538,557
Suzuki Motor Corp. 12,900 587,586
Sysmex Corp. 11,400 1,230,558
T&D Holdings, Inc. 19,200 247,058
TDK Corp. 10,100 1,405,998
Terumo Corp. 12,200 441,498
THK Co. Ltd. 7,000 242,865
Toho Gas Co. Ltd. 11,900 734,333
Tokyo Century Corp. 6,100 411,012
Tokyo Electron Ltd. 10,200 4,433,263
Tosoh Corp. 13,400 256,643
TOTO Ltd. 7,000 430,822
Toyo Suisan Kaisha Ltd. 3,900 163,679
Toyoda Gosei Co. Ltd. 7,500 197,722
Toyota Industries Corp. 14,000 1,251,032
Toyota Motor Corp. 6,900 536,958
Toyota Tsusho Corp. 4,600 193,708
Unicharm Corp. 31,800 1,335,299
Yamaha Corp. 5,000 272,466
Yamaha Motor Co. Ltd. 7,300 179,657
Yamato Holdings Co. Ltd. 12,200 335,028
Yaskawa Electric Corp. 10,900 544,589
Z Holdings Corp. 329,000 1,641,115
142,907,031
—
Jordan - 0.0% (c)
Hikma Pharmaceuticals plc 8,384 263,004
Luxembourg - 0.8%
ArcelorMittal SA 121,500 3,496,945
Eurofins Scientific SE 13,280 1,269,306
4,766,251
—
Macau - 0.1%
Galaxy Entertainment Group Ltd. * 78,000 705,146
Netherlands - 5.1%
Adyen NV *(b) 1,905 4,250,827
Akzo Nobel NV 4,141 462,326
Argenx SE * 1,757 483,129
ASML Holding NV 23,359 14,332,365
ING Groep NV 115,214 1,407,234
Koninklijke Ahold Delhaize NV 6,040 168,473
Koninklijke DSM NV 15,715 2,656,751
Koninklijke Philips NV * 26,696 1,522,350
NN Group NV 28,834 1,406,564
Randstad NV 3,352 235,293
Wolters Kluwer NV 26,369 2,290,276
29,215,588
—
Norway - 0.6%
DNB ASA 64,867 1,383,154
Gjensidige Forsikring ASA 16,012 375,518
Norsk Hydro ASA 213,476 1,371,148
Schibsted ASA, Class B 12,903 462,478
3,592,298
—
Portugal - 0.2%
EDP - Energias de Portugal SA 162,103 925,880

AQR Funds | Semi-Annual Report | March 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR INTERNATIONAL MOMENTUM STYLE FUND
Schedule of Investments
March 31, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Russia - 0.2%
Evraz plc 108,154 861,317
Singapore - 0.3%
DBS Group Holdings Ltd. 44,200 947,710
Mapletree Logistics Trust, REIT 382,785 550,408
Venture Corp. Ltd. 25,700 383,764
1,881,882
—
South Africa - 0.5%
Anglo American plc 68,968 2,701,328
Spain - 1.1%
Cellnex Telecom SA (b) 27,745 1,599,449
Ferrovial SA 6,756 176,541
Iberdrola SA 367,302 4,740,742
6,516,732
—
Sweden - 6.6%
Assa Abloy AB, Class B 11,958 344,156
Atlas Copco AB, Class A 76,062 4,637,291
Boliden AB 22,142 821,542
Epiroc AB, Class A 81,303 1,841,852
EQT AB 57,043 1,878,070
Evolution Gaming Group AB (b) 20,737 3,053,835
H & M Hennes & Mauritz AB, Class
B * 8,210 185,025
Hexagon AB, Class B 16,241 1,499,180
Husqvarna AB, Class B 32,280 465,369
Industrivarden AB, Class C * 16,099 564,976
Investment AB Latour , Class B 43,535 1,128,066
Investor AB, Class B 42,181 3,365,613
Kinnevik AB, Class B * 30,785 1,496,214
L E Lundbergforetagen AB, Class
B * 9,185 501,637
Nibe Industrier AB, Class B 53,504 1,659,341
Sandvik AB * 78,057 2,135,789
Skandinaviska Enskilda Banken
AB, Class A 77,593 946,518
SKF AB, Class B 51,529 1,466,233
Svenska Cellulosa AB SCA, Class
B * 73,283 1,297,115
Swedbank AB, Class A 60,414 1,065,212
Swedish Match AB 13,989 1,091,298
Telefonaktiebolaget LM Ericsson,
Class B 160,385 2,125,944
Volvo AB, Class B 154,793 3,920,137
37,490,413
—
Switzerland - 5.2%
ABB Ltd. (Registered) 117,676 3,579,878
Alcon, Inc. * 2,426 170,245
Banque Cantonale Vaudoise
(Registered) 3,212 313,406
Chocoladefabriken Lindt &
Spruengli AG 32 278,758
Cie Financiere Richemont SA
(Registered) 26,567 2,551,052
Credit Suisse Group AG
(Registered) 51,029 539,854
EMS- Chemie Holding AG
(Registered) 1,230 1,098,779
INVESTMENTS SHARES VALUE ($)
Switzerland - 5.2% (continued)
Geberit AG (Registered) 2,521 1,604,478
Givaudan SA (Registered) 489 1,886,193
Kuehne + Nagel International AG
(Registered) 5,019 1,433,558
LafargeHolcim Ltd. (Registered) * 8,443 496,490
Logitech International SA
(Registered) 14,824 1,554,655
Lonza Group AG (Registered) 4,420 2,472,104
Partners Group Holding AG 2,044 2,612,080
Sika AG (Registered) 11,857 3,390,562
Sonova Holding AG (Registered) * 903 239,363
STMicroelectronics NV 47,150 1,801,383
Straumann Holding AG
(Registered) 869 1,084,963
Swatch Group AG (The) 751 216,242
UBS Group AG (Registered) 148,047 2,290,508
29,614,551
—
United Arab Emirates - 0.0%
NMC Health plc (3)*(d) 13,256 —
United Kingdom - 2.5%
Admiral Group plc 14,798 632,480
Ashtead Group plc 36,527 2,180,503
AstraZeneca plc 11,244 1,122,248
Auto Trader Group plc *(b) 29,518 225,696
Bunzl plc 23,408 749,232
CNH Industrial NV 23,076 357,221
Compass Group plc * 19,750 399,025
Croda International plc 6,531 571,438
Entain plc * 18,047 377,412
Experian plc 5,258 181,143
Intertek Group plc 3,758 290,178
JD Sports Fashion plc * 40,506 460,464
Kingfisher plc * 80,860 354,413
London Stock Exchange Group plc 19,315 1,846,507
Ocado Group plc * 32,243 904,003
Persimmon plc 30,269 1,226,066
Prudential plc 18,655 397,399
Rentokil Initial plc * 74,198 495,375
Sage Group plc (The) 24,131 203,863
Spirax-Sarco Engineering plc 3,450 542,058
SSE plc 23,902 479,259
13,995,983
—
United States - 0.2%
Ferguson plc 7,344 877,278
QIAGEN NV * 4,911 237,688
1,114,966
—
Zambia - 0.4%
First Quantum Minerals Ltd. (1) 106,189 2,023,734
TOTAL COMMON STOCKS
(Cost $387,595,868) 539,656,023

AQR Funds | Semi-Annual Report | March 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR INTERNATIONAL MOMENTUM STYLE FUND
Schedule of Investments
March 31, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 4.1%
INVESTMENT COMPANIES - 4.1%
Limited Purpose Cash Investment
Fund, 0.01% (1)(e)
(Cost $23,255,057) 23,262,949 23,255,970
SECURITIES LENDING COLLATERAL - 0.0% (c)
Investment Companies - 0.0% (c)
Investments in a Pooled Account
through Securities Lending
Program with Citibank NA
BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares 0.03%
(1)(e)(f) 59,213 59,213
Limited Purpose Cash Investment
Fund 0.01% (1)(e)(f) 94,610 94,582
TOTAL SECURITIES LENDING COLLATERAL
(Cost $153,823) 153,795
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 98.8%
(Cost $411,004,748) 563,065,788
OTHER ASSETS IN EXCESS OF
LIABILITIES - 1.2% (g) 6,560,335
NET ASSETS - 100.0% 569,626,123
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 30,255,220 5.3%
Consumer Discretionary 89,633,712 15.7
Consumer Staples 16,801,468 3.0
Energy 6,188,221 1.1
Financials 75,322,437 13.2
Health Care 39,269,823 6.9
Industrials 109,307,122 19.2
Information Technology 77,613,866 13.6
Materials 69,576,676 12.2
Real Estate 5,659,908 1.0
Utilities 20,027,570 3.5
Short-Term Investments 23,255,970 4.1
Securities Lending Collateral 153,795 0.0(c)
Total Investments In Securities
At Value 563,065,788 98.8
Other Assets in Excess of
Liabilities (g) 6,560,335 1.2
Net Assets
$ 569,626,123 100.0%
* Non-income producing security.
(a) The security or a portion of this security is on loan at March 31, 2021. The total value of securities on loan at March 31, 2021 was $146,525.
(b) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at March 31, 2021 amounted to $22,127,400, which represents approximately 3.88% of net assets of the fund.
(c) Represents less than 0.05% of net assets.
(d) Security fair valued as of March 31, 2021 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at
March 31, 2021 amounted to $0, which represents approximately 0.00% of net assets of the fund.
(e) Represents 7-day effective yield as of March 31, 2021.
(f) Represents security purchased with the cash collateral received for securities on loan.
(g) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 4).
(3) Level 3 security (See Note 4).
Futures contracts outstanding as of March 31, 2021:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
MSCI EAFE E-Mini Index 207 6/2021 USD $ 22,687,200 $ (76,592)
$ (76,592)

AQR Funds | Semi-Annual Report | March 2021
The accompanying notes are an integral part of these financial statements.
AQR INTERNATIONAL MOMENTUM STYLE FUND
Schedule of Investments
March 31, 2021 (Unaudited)
Collateral pledged to, or (received from), each counterparty at March 31, 2021 was as follows:
COUNTERPARTY OVER THE COUNTER EXCHANGE TRADED TOTAL
BARC
Cash $ – $ 1,597,955 $ 1,597,955

AQR Funds | Semi-Annual Report | March 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LARGE CAP DEFENSIVE STYLE FUND
Schedule of Investments
March 31, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 98.8%
Air Freight & Logistics - 1.6%
CH Robinson Worldwide, Inc.
460,472 43,942,843
Expeditors International of
Washington, Inc. 454,124 48,904,614
92,847,457
Banks - 2.5%
Bank of Hawaii Corp.
24,291 2,173,802
Commerce Bancshares, Inc.
36,928 2,829,054
Cullen/Frost Bankers, Inc.
15,084 1,640,536
East West Bancorp, Inc.
275,308 20,317,730
First Citizens BancShares , Inc.,
Class A 3,251 2,717,088
First Hawaiian, Inc.
57,549 1,575,116
JPMorgan Chase & Co.
251,958 38,355,566
M&T Bank Corp.
15,636 2,370,574
Popular, Inc.
23,392 1,644,926
Prosperity Bancshares, Inc.
31,798 2,381,352
SVB Financial Group *
132,112 65,218,410
Western Alliance Bancorp
58,080 5,485,075
146,709,229
Beverages - 3.7%
Boston Beer Co., Inc. (The), Class
A * 9,808 11,831,194
Brown-Forman Corp., Class B
28,757 1,983,370
Coca-Cola Co. (The)
1,242,341 65,483,794
Monster Beverage Corp. *
558,093 50,836,692
PepsiCo, Inc.
577,138 81,636,170
211,771,220
Biotechnology - 2.3%
AbbVie, Inc.
29,913 3,237,185
Amgen, Inc.
218,836 54,448,585
Biogen, Inc. *
134,272 37,562,592
Moderna , Inc. *
70,450 9,225,428
Seagen , Inc. *
133,333 18,514,620
United Therapeutics Corp. *
17,860 2,987,442
Vertex Pharmaceuticals, Inc. *
37,952 8,155,505
134,131,357
Capital Markets - 3.5%
BlackRock, Inc.
90,932 68,559,091
CME Group, Inc.
143,628 29,333,146
Intercontinental Exchange, Inc.
287,999 32,163,728
Northern Trust Corp.
19,462 2,045,651
S&P Global, Inc.
104,478 36,867,152
SEI Investments Co.
28,634 1,744,670
T. Rowe Price Group, Inc.
190,058 32,613,953
203,327,391
Chemicals - 4.1%
Air Products and Chemicals, Inc.
114,815 32,302,052
Corteva , Inc.
233,910 10,904,884
Ecolab, Inc.
362,069 77,508,111
INVESTMENTS SHARES VALUE ($)
Chemicals - 4.1% (continued)
Linde plc (United Kingdom)
203,600 57,036,504
NewMarket Corp.
4,687 1,781,810
PPG Industries, Inc.
121,179 18,208,357
Sherwin-Williams Co. (The)
56,210 41,483,542
239,225,260
Commercial Services & Supplies - 1.4%
Cintas Corp.
43,038 14,689,300
Copart , Inc. *
38,099 4,137,932
Republic Services, Inc.
199,929 19,862,946
Rollins, Inc.
180,676 6,218,868
Waste Management, Inc.
272,924 35,212,655
80,121,701
Communications Equipment - 0.2%
Cisco Systems, Inc.
197,652 10,220,585
Ubiquiti, Inc.
10,244 3,055,785
13,276,370
Consumer Finance - 0.1%
Credit Acceptance Corp. *(a) 17,071 6,149,486
Containers & Packaging - 0.1%
AptarGroup, Inc. 20,164 2,856,634
Distributors - 0.0% (b)
Pool Corp. 7,011 2,420,478
Diversified Telecommunication Services - 1.5%
Verizon Communications, Inc. 1,485,076 86,357,169
Electric Utilities - 3.4%
Alliant Energy Corp.
64,297 3,482,326
American Electric Power Co., Inc.
91,812 7,776,476
Duke Energy Corp.
469,097 45,281,933
Evergy , Inc.
39,221 2,334,826
Eversource Energy
93,315 8,080,146
Exelon Corp.
76,446 3,343,748
IDACORP, Inc.
51,492 5,147,655
NextEra Energy, Inc.
1,126,143 85,147,672
OGE Energy Corp.
80,354 2,600,256
Pinnacle West Capital Corp.
120,631 9,813,332
Xcel Energy, Inc.
318,018 21,151,377
194,159,747
Electrical Equipment - 0.4%
Eaton Corp. plc
30,731 4,249,483
Emerson Electric Co.
24,265 2,189,188
Hubbell, Inc.
10,449 1,952,814
Rockwell Automation, Inc.
59,943 15,911,270
24,302,755
Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp., Class A
145,780 9,617,107
Cognex Corp.
201,251 16,701,821
Dolby Laboratories, Inc., Class A
44,313 4,374,579
Littelfuse , Inc.
9,392 2,483,620

AQR Funds | Semi-Annual Report | March 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LARGE CAP DEFENSIVE STYLE FUND
Schedule of Investments
March 31, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Electronic Equipment, Instruments & Components - 0.6%
(continued)
National Instruments Corp.
41,890 1,809,020
34,986,147
Entertainment - 0.6%
Activision Blizzard, Inc.
48,165 4,479,345
Electronic Arts, Inc.
33,731 4,566,165
Netflix, Inc. *
43,080 22,473,113
Spotify Technology SA *
11,489 3,078,478
34,597,101
Equity Real Estate Investment Trusts (REITs) - 0.3%
Public Storage 75,821 18,709,590
Food & Staples Retailing - 4.1%
Casey's General Stores, Inc.
90,055 19,468,991
Costco Wholesale Corp.
250,907 88,439,699
Kroger Co. (The)
1,176,910 42,356,991
Sprouts Farmers Market, Inc. *
77,252 2,056,448
Walmart, Inc.
639,598 86,876,596
239,198,725
Food Products - 4.4%
Archer-Daniels-Midland Co.
49,290 2,809,530
Campbell Soup Co.
196,117 9,858,802
Flowers Foods, Inc.
364,115 8,665,937
General Mills, Inc.
423,345 25,959,515
Hershey Co. (The)
367,208 58,077,617
Hormel Foods Corp.
1,074,004 51,315,911
Ingredion, Inc.
54,727 4,921,052
J M Smucker Co. (The)
126,963 16,064,628
Lamb Weston Holdings, Inc.
59,163 4,583,949
McCormick & Co., Inc.
(Non-Voting) 225,018 20,062,605
Mondelez International, Inc., Class
A 672,635 39,369,327
Pilgrim's Pride Corp. *
69,610 1,656,022
Tyson Foods, Inc., Class A
145,842 10,836,061
254,180,956
Gas Utilities - 0.1%
Atmos Energy Corp.
38,449 3,800,683
UGI Corp.
41,669 1,708,846
5,509,529
Health Care Equipment & Supplies - 5.7%
Abbott Laboratories
515,113 61,731,142
ABIOMED, Inc. *
79,132 25,221,742
Align Technology, Inc. *
25,808 13,975,806
Baxter International, Inc.
34,005 2,867,982
Becton Dickinson and Co.
30,947 7,524,763
Cooper Cos., Inc. (The)
33,784 12,976,096
Danaher Corp.
181,447 40,840,091
Edwards Lifesciences Corp. *
452,812 37,873,196
IDEXX Laboratories, Inc. *
4,988 2,440,678
Intuitive Surgical, Inc. *
79,607 58,824,796
INVESTMENTS SHARES VALUE ($)
Health Care Equipment & Supplies - 5.7% (continued)
Masimo Corp. *
40,742 9,356,808
Medtronic plc
157,699 18,628,983
ResMed , Inc.
60,036 11,648,185
Stryker Corp.
70,579 17,191,633
West Pharmaceutical Services, Inc.
40,400 11,383,912
332,485,813
Health Care Providers & Services - 1.4%
Anthem, Inc.
10,042 3,604,576
Chemed Corp.
30,317 13,940,363
Guardant Health, Inc. *
14,541 2,219,684
Henry Schein, Inc. *
91,633 6,344,669
Premier, Inc., Class A
58,165 1,968,885
UnitedHealth Group, Inc.
137,321 51,093,024
79,171,201
Health Care Technology - 0.1%
Veeva Systems, Inc., Class A * 24,549 6,413,181
Household Durables - 0.2%
Garmin Ltd. 75,680 9,978,408
Household Products - 4.1%
Church & Dwight Co., Inc.
156,831 13,699,188
Clorox Co. (The)
302,474 58,341,185
Colgate-Palmolive Co.
860,804 67,857,179
Kimberly-Clark Corp.
66,762 9,283,256
Procter & Gamble Co. (The)
659,958 89,378,112
238,558,920
Industrial Conglomerates - 1.2%
3M Co.
211,414 40,735,249
Honeywell International, Inc.
127,725 27,725,266
Roper Technologies, Inc.
4,828 1,947,326
70,407,841
Insurance - 4.0%
Alleghany Corp. *
3,731 2,336,688
Allstate Corp. (The)
240,269 27,606,908
Aon plc, Class A
118,512 27,270,796
Arthur J Gallagher & Co.
96,160 11,997,883
Assurant, Inc.
58,831 8,340,471
Brown & Brown, Inc.
75,396 3,446,351
Chubb Ltd.
138,577 21,891,009
CNA Financial Corp.
49,390 2,204,276
Erie Indemnity Co., Class A
30,215 6,674,796
Everest Re Group Ltd.
47,975 11,888,685
First American Financial Corp.
30,741 1,741,478
Hanover Insurance Group, Inc.
(The) 19,111 2,474,110
Markel Corp. *
2,100 2,393,202
Marsh & McLennan Cos., Inc.
189,064 23,027,995
Mercury General Corp.
36,788 2,237,078
Old Republic International Corp.
126,961 2,772,828
Progressive Corp. (The)
403,005 38,531,308
RenaissanceRe Holdings Ltd.
18,843 3,019,591

AQR Funds | Semi-Annual Report | March 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LARGE CAP DEFENSIVE STYLE FUND
Schedule of Investments
March 31, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Insurance - 4.0% (continued)
Travelers Cos., Inc. (The)
161,913 24,351,715
W R Berkley Corp.
39,421 2,970,373
White Mountains Insurance Group
Ltd. 2,117 2,360,243
229,537,784
Interactive Media & Services - 3.0%
Alphabet, Inc., Class A *
40,491 83,513,497
Facebook, Inc., Class A *
302,785 89,179,266
172,692,763
Internet & Direct Marketing Retail - 1.9%
Amazon.com, Inc. *
26,994 83,521,596
Booking Holdings, Inc. *
11,399 26,557,846
110,079,442
IT Services - 6.5%
Accenture plc, Class A
321,073 88,696,416
Akamai Technologies, Inc. *
105,026 10,702,149
Amdocs Ltd.
50,280 3,527,142
Automatic Data Processing, Inc.
123,768 23,326,555
Broadridge Financial Solutions, Inc.
13,087 2,003,620
EPAM Systems, Inc. *
31,704 12,576,660
Global Payments, Inc.
12,177 2,454,640
Jack Henry & Associates, Inc.
28,136 4,268,794
Mastercard , Inc., Class A
227,212 80,898,833
Paychex, Inc.
143,944 14,109,391
PayPal Holdings, Inc. *
188,292 45,724,829
VeriSign, Inc. *
44,991 8,942,411
Visa, Inc., Class A
383,017 81,096,189
378,327,629
Life Sciences Tools & Services - 2.7%
Agilent Technologies, Inc.
138,944 17,665,340
Bio- Techne Corp.
24,584 9,389,367
Charles River Laboratories
International, Inc. * 15,818 4,584,531
Illumina, Inc. *
80,273 30,829,648
Mettler -Toledo International, Inc. *
27,410 31,677,463
QIAGEN NV *
146,350 7,125,781
Thermo Fisher Scientific, Inc.
105,457 48,128,466
Waters Corp. *
18,651 5,300,055
154,700,651
Machinery - 2.1%
Caterpillar, Inc.
92,711 21,496,900
Cummins, Inc.
80,173 20,773,626
Donaldson Co., Inc.
31,947 1,858,038
Dover Corp.
16,880 2,314,754
Fortive Corp.
27,067 1,912,013
IDEX Corp.
29,273 6,127,424
Illinois Tool Works, Inc.
267,122 59,172,865
Lincoln Electric Holdings, Inc.
19,883 2,444,416
INVESTMENTS SHARES VALUE ($)
Machinery - 2.1% (continued)
Toro Co. (The)
31,020 3,199,403
119,299,439
Media - 0.4%
Cable One, Inc.
3,853 7,044,671
Charter Communications, Inc.,
Class A * 11,540 7,120,411
John Wiley & Sons, Inc., Class A
35,473 1,922,637
New York Times Co. (The), Class A
127,752 6,466,806
22,554,525
Metals & Mining - 1.2%
Newmont Corp.
1,031,705 62,180,860
Royal Gold, Inc.
51,821 5,576,976
67,757,836
Multiline Retail - 1.8%
Dollar General Corp.
36,221 7,339,099
Ollie's Bargain Outlet Holdings,
Inc. * 43,728 3,804,336
Target Corp.
469,720 93,037,441
104,180,876
Multi-Utilities - 2.6%
Ameren Corp.
240,894 19,599,136
CMS Energy Corp.
44,983 2,753,859
Consolidated Edison, Inc.
448,096 33,517,581
Dominion Energy, Inc.
309,444 23,505,366
DTE Energy Co.
95,657 12,735,773
MDU Resources Group, Inc.
76,093 2,405,300
Public Service Enterprise Group,
Inc. 374,039 22,520,888
Sempra Energy
67,303 8,923,032
WEC Energy Group, Inc.
275,219 25,757,746
151,718,681
Personal Products - 1.4%
Estee Lauder Cos., Inc. (The),
Class A 281,314 81,820,177
Pharmaceuticals - 4.4%
Bristol-Myers Squibb Co.
37,446 2,363,966
Eli Lilly and Co.
280,018 52,312,963
Johnson & Johnson
524,047 86,127,124
Merck & Co., Inc.
917,776 70,751,352
Pfizer, Inc.
312,131 11,308,506
Zoetis, Inc.
218,092 34,345,128
257,209,039
Professional Services - 0.5%
CoStar Group, Inc. *
22,785 18,726,764
Robert Half International, Inc.
40,535 3,164,567
Verisk Analytics, Inc.
32,852 5,804,620
27,695,951

AQR Funds | Semi-Annual Report | March 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LARGE CAP DEFENSIVE STYLE FUND
Schedule of Investments
March 31, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Road & Rail - 2.0%
JB Hunt Transport Services, Inc.
91,560 15,388,489
Kansas City Southern
7,919 2,089,982
Landstar System, Inc.
125,621 20,735,002
Old Dominion Freight Line, Inc.
297,755 71,583,280
Union Pacific Corp.
36,731 8,095,880
117,892,633
Semiconductors & Semiconductor Equipment - 3.7%
Analog Devices, Inc.
25,044 3,883,824
Broadcom, Inc.
32,808 15,211,757
Intel Corp.
460,039 29,442,496
Lam Research Corp.
19,572 11,650,037
Monolithic Power Systems, Inc.
15,625 5,518,906
NVIDIA Corp.
69,559 37,139,637
Skyworks Solutions, Inc.
165,027 30,279,154
Texas Instruments, Inc.
411,294 77,730,453
Universal Display Corp.
12,256 2,901,853
213,758,117
Software - 5.3%
Adobe, Inc. *
124,061 58,974,877
ANSYS, Inc. *
46,957 15,944,719
Cadence Design Systems, Inc. *
142,727 19,552,172
Cloudflare , Inc., Class A *
138,211 9,710,705
Crowdstrike Holdings, Inc., Class
A * 7,767 1,417,555
Intuit, Inc.
209,565 80,275,969
Manhattan Associates, Inc. *
33,515 3,933,991
Microsoft Corp.
357,712 84,337,758
Oracle Corp.
61,492 4,314,894
Pegasystems , Inc.
13,785 1,576,177
salesforce.com, Inc. *
19,828 4,200,958
Synopsys, Inc. *
16,359 4,053,433
Tyler Technologies, Inc. *
6,034 2,561,614
Zoom Video Communications, Inc.,
Class A * 40,206 12,917,786
303,772,608
Specialty Retail - 2.4%
AutoZone, Inc. *
3,226 4,530,272
Best Buy Co., Inc.
189,656 21,774,405
Home Depot, Inc. (The)
212,466 64,855,246
Lowe's Cos., Inc.
187,349 35,630,033
Williams-Sonoma, Inc.
80,358 14,400,154
141,190,110
Technology Hardware, Storage & Peripherals - 1.3%
Apple, Inc. 617,612 75,441,306
Textiles, Apparel & Luxury Goods - 1.2%
Lululemon Athletica , Inc. *
90,544 27,770,750
NIKE, Inc., Class B
331,073 43,996,291
71,767,041
INVESTMENTS SHARES VALUE ($)
Tobacco - 0.9%
Altria Group, Inc.
500,171 25,588,748
Philip Morris International, Inc.
326,408 28,965,446
54,554,194
Trading Companies & Distributors - 0.2%
Fastenal Co.
80,827 4,063,981
WW Grainger, Inc.
17,520 7,024,294
11,088,275
Water Utilities - 0.2%
American Water Works Co., Inc.
58,709 8,801,653
Essential Utilities, Inc.
59,677 2,670,546
11,472,199
Wireless Telecommunication Services - 1.5%
T-Mobile US, Inc. * 672,372 84,241,488
TOTAL COMMON STOCKS
(Cost $3,815,237,181) 5,724,606,430
SHORT-TERM INVESTMENTS - 1.2%
INVESTMENT COMPANIES - 1.2%
Limited Purpose Cash Investment
Fund, 0.01% (c)(d)
(Cost $71,964,128) 71,992,926 71,971,328
SECURITIES LENDING COLLATERAL - 0.1%
Investment Companies - 0.1%
Investments in a Pooled Account
through Securities Lending
Program with Citibank NA
BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares
0.03% (c)(e) 2,264,383 2,264,383
Limited Purpose Cash Investment
Fund 0.01% (c)(d)(e) 3,617,978 3,616,892
TOTAL SECURITIES LENDING COLLATERAL
(Cost $5,882,361) 5,881,275
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 100.1%
(Cost $3,893,083,670) 5,802,459,033
LIABILITIES IN EXCESS OF OTHER
ASSETS - (0.1)% (f) (8,256,089)
NET ASSETS - 100.0% 5,794,202,944

AQR Funds | Semi-Annual Report | March 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LARGE CAP DEFENSIVE STYLE FUND
Schedule of Investments
March 31, 2021 (Unaudited)
* Non-income producing security.
(a) The security or a portion of this security is on loan at March 31, 2021. The total value of securities on loan at March 31, 2021 was $5,769,421.
(b) Represents less than 0.05% of net assets.
(c) Represents 7-day effective yield as of March 31, 2021.
(d) For the period ended March 31, 2021, transactions in and earnings from issuers considered to be an affiliated issuer were as follows:
(e) Represents security purchased with the cash collateral received for securities on loan.
(f) Includes appreciation/(depreciation) on futures contracts.
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 400,443,046 6.9%
Consumer Discretionary 439,616,354 7.6
Consumer Staples 1,080,084,193 18.6
Financials 585,723,890 10.1
Health Care 964,111,243 16.6
Industrials 543,656,051 9.4
Information Technology 1,019,562,176 17.6
Materials 309,839,730 5.4
Real Estate 18,709,590 0.3
Utilities 362,860,157 6.3
Short-Term Investments 71,971,328 1.2
Securities Lending Collateral 5,881,275 0.1
Total Investments In Securities
At Value 5,802,459,033 100.1
Liabilities in Excess of Other
Assets (f) (8,256,089) (0.1)
Net Assets
$ 5,794,202,944 100.0%
All securities are United States companies, unless noted otherwise in parentheses.
Affiliate
Value
At
9/30/2020
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
3/31/2021
Shares
Held At
3/31/2021
Dividend
Income
Capital
Gain
Distributions
SHORT-TERM INVESTMENTS - 1.2%
INVESTMENT COMPANIES - 1.2%
Limited Purpose
Cash Investment
Fund,
0.01% ^(a)
(Cost $71,964,128) $265,863,029 $1,557,549,830 $(1,751,431,869) $(52,585) $42,923 $71,971,328 71,992,926 $35,929 $29,246
SECURITIES LENDING COLLATERAL - 0.1%
Limited Purpose
Cash Investment
Fund,
0.01% ^(a)(b)
(Cost $3,617,978) $10,416,705 $1,016,958 $(7,816,625) $(1,145) $999 $3,616,892 3,617,978 $– $–
TOTAL $(53,730) $43,922 $75,588,220 $35,929 $29,246
^    No longer affiliated as of March 31, 2021.
(a) Represents 7-day effective yield as of March 31, 2021.
(b) Securities lending income and capital gain distributions from affiliated issuers amounted to $13,016 and $893, respectively, for the period ended March 31, 2021.
All securities are Level 1 with respect to ASC 820 (See Note 4).

AQR Funds | Semi-Annual Report | March 2021
The accompanying notes are an integral part of these financial statements.
AQR LARGE CAP DEFENSIVE STYLE FUND
Schedule of Investments
March 31, 2021 (Unaudited)
Futures contracts outstanding as of March 31, 2021:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index 100 6/2021 USD $ 19,837,000 $ 172,138
$ 172,138
Collateral pledged to, or (received from), each counterparty at March 31, 2021 was as follows:
COUNTERPARTY OVER THE COUNTER EXCHANGE TRADED TOTAL
GSCO
Cash $ – $ 2,828,968 $ 2,828,968

AQR Funds | Semi-Annual Report | March 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR INTERNATIONAL DEFENSIVE STYLE FUND
Schedule of Investments
March 31, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 93.9%
Australia - 7.4%
AGL Energy Ltd. 194,584 1,430,442
Aristocrat Leisure Ltd. 9,038 237,118
AusNet Services 314,259 439,254
BlueScope Steel Ltd. 25,125 370,764
Brambles Ltd. 12,956 104,512
Cochlear Ltd. 6,409 1,030,919
Crown Resorts Ltd. * 9,424 84,477
CSL Ltd. 5,282 1,067,513
Fortescue Metals Group Ltd. 89,066 1,357,420
Magellan Financial Group Ltd. 2,322 80,146
REA Group Ltd. 20,159 2,181,481
Sonic Healthcare Ltd. 35,595 951,859
South32 Ltd. 56,885 122,084
Tabcorp Holdings Ltd. 56,785 202,880
Telstra Corp. Ltd. 1,077,451 2,789,901
Treasury Wine Estates Ltd. 33,345 262,826
Washington H Soul Pattinson &
Co. Ltd. 29,031 698,882
Wesfarmers Ltd. 41,786 1,678,069
WiseTech Global Ltd. 4,033 89,742
Woolworths Group Ltd. 101,929 3,174,500
18,354,789
—
Belgium - 1.3%
Ageas SA/NV 9,294 561,229
Etablissements Franz Colruyt NV 25,380 1,513,098
Groupe Bruxelles Lambert SA 7,693 795,810
Proximus SADP 9,515 207,027
UCB SA 1,727 164,175
3,241,339
—
Brazil - 0.4%
Wheaton Precious Metals Corp. (1) 7,622 291,124
Yara International ASA 15,382 801,319
1,092,443
—
Canada - 9.2%
Agnico Eagle Mines Ltd. (1) 2,458 142,097
Algonquin Power & Utilities Corp.
(1) 9,550 151,301
Alimentation Couche-Tard, Inc.,
Class B (1) 30,946 997,797
Atco Ltd., Class I (1) 2,517 83,560
Bank of Montreal (1) 1,972 175,781
Bank of Nova Scotia (The) (1) 5,419 339,016
Barrick Gold Corp. (1) 26,281 521,354
BCE, Inc. (1) 44,461 2,007,060
Canadian Imperial Bank of
Commerce (1) 4,856 475,476
Canadian National Railway Co. (1) 8,138 944,415
Canadian Pacific Railway Ltd. (1) 2,523 963,667
Canadian Utilities Ltd., Class A (1) 22,858 613,694
Constellation Software, Inc. (1) 431 601,912
Fortis, Inc. (1) 2,381 103,315
Franco-Nevada Corp. (1) 13,943 1,747,341
George Weston Ltd. (1) 1,315 116,442
Hydro One Ltd. (1)(a) 101,830 2,371,738
Intact Financial Corp. (1) 11,764 1,441,598
Loblaw Cos. Ltd. (1) 34,881 1,948,473
INVESTMENTS SHARES VALUE ($)
Canada - 9.2% (continued)
Magna International, Inc. (1) 13,078 1,151,805
Manulife Financial Corp. (1) 21,213 456,264
Metro, Inc. (1) 32,581 1,486,328
Pan American Silver Corp. (1) 13,766 412,969
Rogers Communications, Inc.,
Class B (1) 10,711 493,915
Royal Bank of Canada (1) 6,459 595,531
Saputo, Inc. (1) 19,303 580,457
Shaw Communications, Inc., Class
B (1) 26,354 685,326
Sun Life Financial, Inc. (1) 4,802 242,679
Thomson Reuters Corp. (1) 4,998 437,837
Toromont Industries Ltd. (1) 2,069 158,365
Toronto-Dominion Bank (The) (1) 2,713 176,938
22,624,451
—
Chile - 0.4%
Lundin Mining Corp. (1) 96,976 997,772
China - 1.0%
BOC Hong Kong Holdings Ltd. 314,000 1,098,497
Budweiser Brewing Co. APAC Ltd.
(a) 82,400 246,654
Wilmar International Ltd. 290,100 1,171,609
2,516,760
—
Denmark - 3.9%
Carlsberg A/S, Class B 1,027 157,500
Coloplast A/S, Class B 17,409 2,617,392
Danske Bank A/S 75,624 1,414,729
DSV Panalpina A/S 1,792 351,489
Novo Nordisk A/S, Class B 39,799 2,681,802
Novozymes A/S, Class B 14,044 898,629
Orsted A/S (a) 7,748 1,251,034
Pandora A/S 3,271 349,832
9,722,407
—
Finland - 1.8%
Elisa OYJ 11,296 677,576
Fortum OYJ 8,088 216,023
Kone OYJ, Class B 14,784 1,208,387
Neste OYJ 21,566 1,145,278
Nokia OYJ * 79,412 317,143
Orion OYJ, Class B 15,358 615,345
UPM-Kymmene OYJ 10,003 359,486
4,539,238
—
France - 5.2%
Air Liquide SA 5,946 970,839
AXA SA 2,954 79,298
BioMerieux 1,785 227,085
Bouygues SA 6,902 276,457
Danone SA 7,356 503,504
Dassault Systemes SE 4,025 860,299
Edenred 1,304 68,087
Electricite de France SA * 59,061 792,257
Engie SA 70,871 1,006,746
Hermes International 1,908 2,110,243
Ipsen SA 2,055 176,164
L'Oreal SA 9,208 3,527,413
Pernod Ricard SA 849 158,915

AQR Funds | Semi-Annual Report | March 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR INTERNATIONAL DEFENSIVE STYLE FUND
Schedule of Investments
March 31, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
France - 5.2% (continued)
Sanofi 6,384 631,276
Suez SA 35,367 749,038
Vivendi SE 5,853 192,117
Worldline SA *(a) 6,796 568,940
12,898,678
—
Germany - 3.9%
Allianz SE (Registered) 4,106 1,044,382
Beiersdorf AG 6,840 722,721
Carl Zeiss Meditec AG 969 146,062
Evonik Industries AG 4,769 168,751
Fresenius Medical Care AG & Co.
KGaA 8,291 610,728
FUCHS PETROLUB SE
(Preference) 12,997 622,807
Hannover Rueck SE 1,051 191,921
HeidelbergCement AG 1,104 100,307
Henkel AG & Co. KGaA
(Preference) 14,220 1,598,807
Infineon Technologies AG 6,057 257,711
KION Group AG 862 85,170
SAP SE 11,787 1,445,754
Siemens Healthineers AG (a) 12,718 689,339
Telefonica Deutschland Holding AG 363,114 1,065,187
Uniper SE 23,470 850,158
United Internet AG (Registered) 4,273 171,544
9,771,349
—
Hong Kong - 3.8%
CLP Holdings Ltd. 193,000 1,879,182
Hang Seng Bank Ltd. 15,900 308,749
HK Electric Investments & HK
Electric Investments Ltd. (b) 1,731,500 1,720,409
HKT Trust & HKT Ltd. 55,000 78,505
Hong Kong & China Gas Co. Ltd. 769,036 1,219,375
MTR Corp. Ltd. 149,500 850,278
Power Assets Holdings Ltd. 476,500 2,820,396
WH Group Ltd. (a) 705,000 572,764
9,449,658
—
Italy - 0.9%
Assicurazioni Generali SpA 21,820 435,944
DiaSorin SpA 6,623 1,062,628
Enel SpA 84,730 842,840
2,341,412
—
Japan - 29.9%
ABC-Mart, Inc. 17,800 1,005,167
Ajinomoto Co., Inc. 4,500 92,245
Amada Co. Ltd. 22,000 245,688
Asahi Group Holdings Ltd. 3,700 156,624
Astellas Pharma, Inc. 91,100 1,403,332
Azbil Corp. 1,300 56,049
Bandai Namco Holdings, Inc. 15,500 1,108,055
Bank of Kyoto Ltd. (The) 1,700 104,727
Bridgestone Corp. 23,400 951,325
Calbee, Inc. 67,900 1,730,856
Casio Computer Co. Ltd. 8,400 158,740
Chiba Bank Ltd. (The) 21,300 139,438
Chugai Pharmaceutical Co. Ltd. 23,400 950,832
INVESTMENTS SHARES VALUE ($)
Japan - 29.9% (continued)
Chugoku Electric Power Co., Inc.
(The) 11,900 146,212
Cosmos Pharmaceutical Corp. 600 93,599
Dai Nippon Printing Co. Ltd. 4,400 92,293
Eisai Co. Ltd. 10,600 712,469
Fast Retailing Co. Ltd. 1,800 1,438,880
FUJIFILM Holdings Corp. 20,000 1,189,765
Fujitsu Ltd. 900 130,962
Hakuhodo DY Holdings, Inc. 16,400 273,915
Hamamatsu Photonics KK 10,300 610,215
Hino Motors Ltd. 20,300 174,598
Hisamitsu Pharmaceutical Co., Inc. 7,400 482,852
Hoshizaki Corp. 4,600 411,330
Hoya Corp. 21,100 2,483,402
Iida Group Holdings Co. Ltd. 3,700 89,654
ITOCHU Corp. 22,500 730,486
Japan Post Bank Co. Ltd. 220,800 2,123,271
Japan Post Holdings Co. Ltd. * 23,300 207,655
Japan Tobacco, Inc. 50,200 964,362
Kakaku.com, Inc. 7,400 202,556
Kamigumi Co. Ltd. 400 7,588
Kansai Paint Co. Ltd. 12,200 326,337
Kao Corp. 15,900 1,052,082
KDDI Corp. 84,000 2,588,097
Keyence Corp. 1,400 638,059
Kikkoman Corp. 1,100 65,598
Kirin Holdings Co. Ltd. 24,500 470,109
Kobayashi Pharmaceutical Co. Ltd. 11,100 1,036,744
Koito Manufacturing Co. Ltd. 2,900 195,118
Kose Corp. 1,800 255,113
Kubota Corp. 8,500 193,902
Kyocera Corp. 7,000 445,410
Kyowa Kirin Co. Ltd. 19,600 586,972
Lawson, Inc. 5,900 289,513
Lion Corp. 26,600 518,546
Makita Corp. 3,500 150,332
McDonald's Holdings Co. Japan
Ltd. 9,900 456,327
Medipal Holdings Corp. 48,600 934,163
MEIJI Holdings Co. Ltd. 7,800 501,585
Mitsubishi Electric Corp. 6,100 93,227
Mitsubishi UFJ Financial Group,
Inc. 49,700 265,760
Mitsui & Co. Ltd. 10,600 221,226
Mizuho Financial Group, Inc. 58,510 846,077
Murata Manufacturing Co. Ltd. 1,500 120,743
Nexon Co. Ltd. 61,500 1,995,554
NH Foods Ltd. 2,100 90,122
Nintendo Co. Ltd. 2,300 1,296,362
Nippon Paint Holdings Co. Ltd. 5,500 79,440
Nippon Telegraph & Telephone
Corp. 111,400 2,874,333
Nissan Chemical Corp. 3,000 160,507
Nisshin Seifun Group, Inc. 8,600 143,700
Nissin Foods Holdings Co. Ltd. 7,100 526,404
Nitori Holdings Co. Ltd. 4,400 852,299
Nitto Denko Corp. 12,800 1,097,225
Nomura Research Institute Ltd. 20,761 645,000
Obayashi Corp. 16,500 151,453
Obic Co. Ltd. 500 91,746

AQR Funds | Semi-Annual Report | March 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR INTERNATIONAL DEFENSIVE STYLE FUND
Schedule of Investments
March 31, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Japan - 29.9% (continued)
Omron Corp. 12,600 986,988
Ono Pharmaceutical Co. Ltd. 5,800 151,683
Oracle Corp. Japan 7,300 714,636
Osaka Gas Co. Ltd. 75,500 1,473,362
Otsuka Corp. 11,800 553,290
Otsuka Holdings Co. Ltd. 12,600 534,352
Panasonic Corp. 12,200 157,983
PeptiDream, Inc. * 14,000 641,325
Pigeon Corp. 6,500 246,475
Pola Orbis Holdings, Inc. 9,000 217,058
Recruit Holdings Co. Ltd. 13,300 653,113
Renesas Electronics Corp. * 97,100 1,063,130
Resona Holdings, Inc. 24,100 101,232
Rinnai Corp. 12,100 1,357,159
Ryohin Keikaku Co. Ltd. 7,000 166,154
Secom Co. Ltd. 9,300 784,006
Sekisui Chemical Co. Ltd. 20,500 394,735
Sekisui House Ltd. 5,600 120,457
Seven & i Holdings Co. Ltd. 50,300 2,031,184
Shimamura Co. Ltd. 6,900 797,334
Shin-Etsu Chemical Co. Ltd. 600 101,640
Shionogi & Co. Ltd. 16,400 885,352
Shizuoka Bank Ltd. (The) 129,800 1,020,399
SMC Corp. 500 291,190
SoftBank Corp. 148,800 1,935,824
Square Enix Holdings Co. Ltd. 2,000 111,238
Stanley Electric Co. Ltd. 11,100 331,530
Sumitomo Dainippon Pharma Co.
Ltd. 8,300 144,786
Sumitomo Mitsui Financial Group,
Inc. 8,300 300,853
Sundrug Co. Ltd. 33,700 1,234,652
Suntory Beverage & Food Ltd. 53,100 1,980,135
Suzuken Co. Ltd. 2,800 109,548
Suzuki Motor Corp. 5,000 227,747
Sysmex Corp. 11,500 1,241,352
T&D Holdings, Inc. 29,200 375,735
Taisho Pharmaceutical Holdings
Co. Ltd. 4,300 277,870
TIS, Inc. 40,700 974,399
Toho Gas Co. Ltd. 9,500 586,232
Tohoku Electric Power Co., Inc. 11,600 109,686
Tokio Marine Holdings, Inc. 3,700 176,087
Tokyo Gas Co. Ltd. 33,400 744,110
Toyo Suisan Kaisha Ltd. 37,000 1,552,856
Toyota Motor Corp. 3,800 295,716
Unicharm Corp. 40,800 1,713,214
USS Co. Ltd. 26,800 525,638
Welcia Holdings Co. Ltd. 2,200 75,482
Yakult Honsha Co. Ltd. 1,500 75,897
Yamada Holdings Co. Ltd. 84,200 455,035
Yamazaki Baking Co. Ltd. 9,200 148,646
74,072,832
—
Macau - 0.3%
Galaxy Entertainment Group Ltd. * 88,000 795,550
INVESTMENTS SHARES VALUE ($)
Netherlands - 2.1%
Adyen NV *(a) 62 138,347
Akzo Nobel NV 3,675 410,299
ASML Holding NV 2,274 1,395,256
Koninklijke Ahold Delhaize NV 41,543 1,158,753
Koninklijke Philips NV * 1,258 71,738
Randstad NV 27,531 1,932,536
Topicus.com, Inc. (1)* 801 52,610
5,159,539
—
Norway - 1.6%
Gjensidige Forsikring ASA 32,786 768,906
Mowi ASA 23,298 578,645
Norsk Hydro ASA 35,780 229,814
Orkla ASA 129,013 1,265,234
Telenor ASA 58,817 1,036,225
3,878,824
—
Singapore - 3.1%
DBS Group Holdings Ltd. 64,400 1,380,826
Genting Singapore Ltd. 440,800 302,013
Oversea-Chinese Banking Corp.
Ltd. 285,500 2,497,841
Singapore Telecommunications Ltd. 1,016,900 1,847,767
United Overseas Bank Ltd. 79,800 1,538,706
Venture Corp. Ltd. 4,800 71,676
7,638,829
—
Spain - 0.9%
Endesa SA 12,814 339,601
Iberdrola SA 72,838 940,115
Industria de Diseno Textil SA 2,745 90,695
Red Electrica Corp. SA 54,683 969,963
2,340,374
—
Sweden - 3.8%
Atlas Copco AB, Class A 8,423 513,527
Essity AB, Class B 42,489 1,342,871
ICA Gruppen AB 8,002 391,310
Industrivarden AB, Class A * 12,501 459,921
Investor AB, Class B 25,065 1,999,930
L E Lundbergforetagen AB, Class
B * 10,068 549,862
Securitas AB, Class B 32,184 547,377
Skandinaviska Enskilda Banken
AB, Class A 8,976 109,494
Skanska AB, Class B 34,046 853,861
Svenska Cellulosa AB SCA, Class
B * 8,675 153,548
Swedish Match AB 10,408 811,940
Tele2 AB, Class B 22,824 307,895
Telia Co. AB 131,737 571,182
Volvo AB, Class B 28,812 729,665
9,342,383
—
Switzerland - 6.2%
Alcon, Inc. * 2,131 149,544
Barry Callebaut AG (Registered) 152 344,141
Chocoladefabriken Lindt &
Spruengli AG 35 304,892
Coca-Cola HBC AG 16,132 512,745

AQR Funds | Semi-Annual Report | March 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR INTERNATIONAL DEFENSIVE STYLE FUND
Schedule of Investments
March 31, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Switzerland - 6.2% (continued)
Credit Suisse Group AG
(Registered) 29,124 308,113
EMS-Chemie Holding AG
(Registered) 590 527,057
Geberit AG (Registered) 400 254,578
Kuehne + Nagel International AG
(Registered) 4,123 1,177,637
LafargeHolcim Ltd. (Registered) * 4,636 272,620
Nestle SA (Registered) 18,834 2,099,547
Novartis AG (Registered) 10,651 910,455
Partners Group Holding AG 250 319,481
Roche Holding AG 6,230 2,018,168
Schindler Holding AG 2,064 606,422
SGS SA (Registered) 444 1,261,581
Sika AG (Registered) 1,361 389,184
Sonova Holding AG (Registered) * 6,061 1,606,620
Swatch Group AG (The) 414 119,207
Swiss Life Holding AG (Registered) 724 355,800
Swisscom AG (Registered) 2,503 1,342,902
UBS Group AG (Registered) 24,188 374,224
Zurich Insurance Group AG 603 256,668
15,511,586
—
United Kingdom - 6.1%
Admiral Group plc 43,723 1,868,761
Associated British Foods plc * 28,614 950,658
AstraZeneca plc 6,746 673,309
Auto Trader Group plc *(a) 12,433 95,063
Aviva plc 105,018 591,954
Berkeley Group Holdings plc 1,377 84,303
British American Tobacco plc 6,395 243,077
Burberry Group plc * 2,826 73,928
Diageo plc 41,987 1,724,890
Direct Line Insurance Group plc 351,389 1,516,871
GlaxoSmithKline plc 17,766 314,508
Halma plc 12,825 419,592
J Sainsbury plc 214,882 718,563
Kingfisher plc * 97,639 427,956
Mondi plc 24,674 629,022
National Grid plc 71,175 844,888
Next plc * 5,272 571,391
Ocado Group plc * 4,578 128,354
Persimmon plc 19,831 803,268
Reckitt Benckiser Group plc 16,731 1,497,598
Smith & Nephew plc 27,031 513,183
Tesco plc 111,692 352,637
Wm Morrison Supermarkets plc 44,002 110,668
15,154,442
—
United States - 0.3%
Ferguson plc 3,146 375,806
QIAGEN NV * 8,456 409,262
785,068
—
Zambia - 0.4%
First Quantum Minerals Ltd. (1) 47,899 912,852
TOTAL COMMON STOCKS
(Cost $184,702,111) 233,142,575
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 4.8%
INVESTMENT COMPANIES - 4.8%
Limited Purpose Cash Investment
Fund, 0.01% (1)(c)
(Cost $12,029,427) 12,034,117 12,030,506
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 98.7%
(Cost $196,731,538) 245,173,081
OTHER ASSETS IN EXCESS OF
LIABILITIES - 1.3% (d) 3,189,585
NET ASSETS - 100.0% 248,362,666
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 27,028,553 10.9%
Consumer Discretionary 20,296,138 8.2
Consumer Staples 50,410,781 20.3
Energy 1,844,160 0.7
Financials 30,472,583 12.3
Health Care 30,879,364 12.4
Industrials 17,833,999 7.2
Information Technology 14,507,460 5.8
Materials 15,174,605 6.1
Utilities 24,694,932 10.0
Short-Term Investments 12,030,506 4.8
Total Investments In Securities
At Value 245,173,081 98.7
Other Assets in Excess of
Liabilities (d ) 3,189,585 1.3
Net Assets
$ 248,362,666 100.0%
* Non-income producing security.
(a) Securities exempt from registration under Rule 144A or section
4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at March 31, 2021 amounted to $5,933,879, which represents approximately 2.39%
of net assets of the fund.
(b) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At March 31,
2021, the value of these securities amounted to $1,720,409 or
0.69% of net assets.
(c) Represents 7-day effective yield as of March 31, 2021.
(d) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 4).

AQR Funds | Semi-Annual Report | March 2021
The accompanying notes are an integral part of these financial statements.
AQR INTERNATIONAL DEFENSIVE STYLE FUND
Schedule of Investments
March 31, 2021 (Unaudited)
Futures contracts outstanding as of March 31, 2021:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
MSCI EAFE E-Mini Index 104 6/2021 USD $ 11,398,400 $ (37,341)
$ (37,341)
Collateral pledged to, or (received from), each counterparty at March 31, 2021 was as follows:
COUNTERPARTY OVER THE COUNTER EXCHANGE TRADED TOTAL
JPMS
Cash $ – $ 802,626 $ 802,626

AQR Funds | Semi-Annual Report | March 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR GLOBAL EQUITY FUND
Schedule of Investments
March 31, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 86.9%
Australia - 3.4%
ASX Ltd. (2) 891 48,229
Aurizon Holdings Ltd. (2) 118,724 352,814
BHP Group Ltd. (2) 14,837 514,687
BHP Group plc (2) 38,092 1,096,746
BlueScope Steel Ltd. (2) 24,652 363,784
Coles Group Ltd. (2) 9,603 117,104
Dexus , REIT (2) 14,068 104,605
Fortescue Metals Group Ltd. (2) 177,119 2,699,401
Goodman Group, REIT (2) 25,367 350,276
GPT Group (The), REIT (2) 42,925 150,580
Lendlease Corp. Ltd. (2) 2,927 28,859
Mirvac Group, REIT (2) 95,677 182,514
Newcrest Mining Ltd. (2) 46,483 878,152
Origin Energy Ltd. (2) 116,149 416,130
Rio Tinto plc (2) 34,720 2,648,727
Scentre Group, REIT (2) 90,560 194,984
Sonic Healthcare Ltd. (2) 24,943 667,010
South32 Ltd. (2) 645,612 1,385,579
Stockland, REIT (2) 49,658 166,698
Suncorp Group Ltd. (2) 22,041 166,060
Vicinity Centres , REIT (2) 97,628 123,417
12,656,356
—
Belgium - 0.2%
Ageas SA/NV (2) 4,641 280,252
Proximus SADP (2) 23,230 505,437
785,689
—
Canada - 3.3%
Agnico Eagle Mines Ltd. 7,572 437,738
Alimentation Couche-Tard, Inc.,
Class B 2,998 96,665
Barrick Gold Corp. 97,907 1,942,246
Canadian Tire Corp. Ltd., Class A 1,566 222,221
CGI, Inc. * 7,243 603,324
Constellation Software, Inc. 397 554,429
Great-West Lifeco , Inc. 1,345 35,790
Kinross Gold Corp. 415,979 2,770,544
Manulife Financial Corp. 46,495 1,000,048
Onex Corp. 12,119 753,737
Open Text Corp. 2,151 102,561
Power Corp. of Canada 7,139 187,635
RioCan , REIT 11,451 177,319
Ritchie Bros Auctioneers, Inc. 5,771 337,893
Shopify, Inc., Class A * 219 241,782
Suncor Energy, Inc. 7,442 155,567
TC Energy Corp. 24,937 1,143,169
Thomson Reuters Corp. 1,806 158,210
Yamana Gold, Inc. 332,444 1,444,374
12,365,252
—
Denmark - 0.7%
AP Moller - Maersk A/S, Class B (2) 75 174,114
Danske Bank A/S (2) 5,712 106,857
Pandora A/S (2) 20,912 2,236,526
2,517,497
—
INVESTMENTS SHARES VALUE ($)
Finland - 0.4%
Kone OYJ, Class B (2) 3,786 309,453
Orion OYJ, Class B (2) 3,599 144,200
UPM- Kymmene OYJ (2) 18,302 657,734
Wartsila OYJ Abp (2) 18,230 191,102
1,302,489
—
France - 3.0%
Atos SE (2) 25,250 1,968,611
BNP Paribas SA (2)* 9,012 549,095
Carrefour SA (2) 152,502 2,761,141
Cie de Saint-Gobain (2) 38,731 2,287,125
Cie Generale des Etablissements
Michelin SCA (2) 3,927 588,148
CNP Assurances (2) 27,150 514,951
Electricite de France SA (2)* 27,770 372,513
Faurecia SE (2) 174 9,259
Ipsen SA (2) 1,503 128,844
La Francaise des Jeux SAEM (2)(a) 2,429 110,379
Orange SA (2) 17,175 211,355
Publicis Groupe SA (2) 12,172 742,277
Sanofi (2) 5,148 509,056
SEB SA (2) 677 119,266
Societe Generale SA (2)* 5,908 154,464
Unibail - Rodamco -Westfield, REIT
(2)* 3,473 277,487
11,303,971
—
Germany - 1.6%
Bayerische Motoren Werke AG (2) 15,458 1,604,180
Brenntag SE (2) 3,532 301,735
Commerzbank AG (2)* 19,998 122,720
E.ON SE (2) 17,070 198,933
Fresenius Medical Care AG & Co.
KGaA (2) 12,045 887,253
Fresenius SE & Co. KGaA (2) 1,365 60,825
HelloFresh SE (2)* 9,664 720,044
HOCHTIEF AG (2) 8,754 783,726
Knorr- Bremse AG (2) 1,596 199,169
LANXESS AG (2) 2,244 165,618
Porsche Automobil Holding SE
(Preference) (2) 865 91,777
Uniper SE (2) 8,353 302,572
Volkswagen AG (Preference) (2) 2,444 684,126
6,122,678
—
Hong Kong - 0.8%
CK Asset Holdings Ltd. (2) 88,000 535,707
CK Infrastructure Holdings Ltd. (2) 2,749 16,388
Henderson Land Development Co.
Ltd. (2) 36,000 162,472
Hong Kong Exchanges & Clearing
Ltd. (2) 5,269 312,588
Link, REIT (2) 18,329 167,229
PCCW Ltd. (2) 19,406 10,959
Swire Pacific Ltd., Class A (2) 14,000 105,462
WH Group Ltd. (2)(a) 2,060,000 1,673,608
2,984,413
—

AQR Funds | Semi-Annual Report | March 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR GLOBAL EQUITY FUND
Schedule of Investments
March 31, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Italy - 0.7%
DiaSorin SpA (2) 4,853 778,640
Poste Italiane SpA (2)(a) 12,443 158,021
Prysmian SpA (2) 4,526 146,960
Telecom Italia SpA (2) 2,482,275 1,342,868
2,426,489
—
Japan - 5.7%
Aeon Mall Co. Ltd. (2) 700 12,213
Aisin Corp. (2) 16,000 609,380
Alfresa Holdings Corp. (2) 8,200 158,313
Brother Industries Ltd. (2) 32,400 719,618
Chubu Electric Power Co., Inc. (2) 10,700 137,875
Daito Trust Construction Co. Ltd.
(2) 486 56,470
Daiwa House Industry Co. Ltd. (2) 2,451 71,935
Disco Corp. (2) 800 252,803
ENEOS Holdings, Inc. (2) 104,300 473,196
Fujitsu Ltd. (2) 8,311 1,209,363
Honda Motor Co. Ltd. (2) 24,000 723,493
Hulic Co. Ltd. (2) 1,500 17,732
Ibiden Co. Ltd. (2) 6,000 277,213
ITOCHU Corp. (2) 9,000 292,194
Japan Metropolitan Fund
Investment Corp., REIT (2) 214 219,237
Japan Post Insurance Co. Ltd. (2) 4,600 94,496
Japan Real Estate Investment
Corp., REIT (2) 30 177,282
Kajima Corp. (2) 58,300 829,220
KDDI Corp. (2) 4,400 135,567
Lion Corp. (2) 6,700 130,611
Marubeni Corp. (2) 64,200 536,203
Mitsubishi Corp. (2) 8,800 249,472
Mitsubishi Estate Co. Ltd. (2) 5,764 100,936
Mitsui Fudosan Co. Ltd. (2) 4,598 104,814
NGK Spark Plug Co. Ltd. (2) 31,000 537,066
Nintendo Co. Ltd. (2) 5,500 3,099,994
Nippon Building Fund, Inc., REIT
(2) 21 123,748
Nippon Express Co. Ltd. (2) 1,300 96,970
Nippon Telegraph & Telephone
Corp. (2) 7,792 201,049
Nippon Yusen KK (2) 10,600 362,525
Nitto Denko Corp. (2) 2,300 197,158
Nomura Holdings, Inc. (2) 26,600 140,939
Nomura Real Estate Holdings, Inc.
(2) 1,000 24,172
Nomura Real Estate Master Fund,
Inc., REIT (2) 117 176,155
Obayashi Corp. (2) 131,900 1,210,708
Renesas Electronics Corp. (2)* 9,200 100,729
Resona Holdings, Inc. (2) 176,900 743,070
Rohm Co. Ltd. (2) 6,000 588,443
Sekisui House Ltd. (2) 9,700 208,648
Shimizu Corp. (2) 56,000 453,440
Shinsei Bank Ltd. (2) 55,400 895,322
Sony Group Corp. (2) 7,100 751,418
Subaru Corp. (2) 30,000 599,598
SUMCO Corp. (2) 22,600 517,932
Sumitomo Realty & Development
Co. Ltd. (2) 2,624 92,951
INVESTMENTS SHARES VALUE ($)
Japan - 5.7% (continued)
Suzuken Co. Ltd. (2) 5,300 207,359
Taiheiyo Cement Corp. (2) 35,400 932,770
Taisei Corp. (2) 18,100 698,322
Tokyu Fudosan Holdings Corp. (2) 2,900 17,242
Tosoh Corp. (2) 9,100 174,287
Yamada Holdings Co. Ltd. (2) 18,500 99,978
Yamato Holdings Co. Ltd. (2) 5,100 140,053
20,981,682
—
Luxembourg - 0.0% (b)
SES SA, FDR (2) 22,356 177,351
Malta - 0.0%
BGP Holdings plc (3)*(c) 96,388 —
Netherlands - 1.9%
ASML Holding NV (2) 837 513,557
ING Groep NV (2) 19,668 240,227
Koninklijke Ahold Delhaize NV (2) 133,224 3,715,997
NN Group NV (2) 3,449 168,247
NXP Semiconductors NV 9,255 1,863,402
Randstad NV (2) 2,133 149,726
Royal Dutch Shell plc, Class B (2) 22,741 418,604
7,069,760
—
Russia - 0.3%
Evraz plc (2) 147,202 1,172,287
Singapore - 0.0% (b)
Singapore Exchange Ltd. (2) 4,067 30,164
Venture Corp. Ltd. (2) 9,300 138,872
169,036
—
South Africa - 0.4%
Anglo American plc (2) 37,504 1,468,951
Spain - 1.4%
ACS Actividades de Construccion y
Servicios SA (2) 12,741 423,455
Banco Santander SA (2) 97,211 331,568
Enagas SA (2) 73,722 1,604,992
Endesa SA (2) 64,401 1,706,777
Red Electrica Corp. SA (2) 26,677 473,195
Repsol SA (2) 43,830 544,017
5,084,004
—
Sweden - 1.5%
Autoliv , Inc. * 14,034 1,302,354
Boliden AB (2) 2,634 97,730
Electrolux AB, Series B (2) 44,127 1,226,781
Evolution Gaming Group AB (2)(a) 4,176 614,979
Husqvarna AB, Class B (2) 51,448 741,707
Investor AB, Class B (2) 2,204 175,857
Kinnevik AB, Class B (2)* 1,380 67,071
Skanska AB, Class B (2) 7,160 179,570
Svenska Handelsbanken AB, Class
A (2) 105,063 1,142,161
Telefonaktiebolaget LM Ericsson,
Class B (2) 12,011 159,209
5,707,419
—

AQR Funds | Semi-Annual Report | March 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR GLOBAL EQUITY FUND
Schedule of Investments
March 31, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Switzerland - 1.6%
Adecco Group AG (Registered) (2) 11,559 779,677
Credit Suisse Group AG
(Registered) (2) 52,553 555,977
LafargeHolcim Ltd. (Registered)
(2)* 21,744 1,278,655
Logitech International SA
(Registered) (2) 1,916 200,939
Novartis AG (Registered) (2) 1,295 110,698
Roche Holding AG (2) 6,755 2,188,238
SGS SA (Registered) (2) 37 105,132
STMicroelectronics NV (2) 7,673 293,150
Swatch Group AG (The) (2) 516 148,576
Swiss Life Holding AG (Registered)
(2) 679 333,685
5,994,727
—
United Kingdom - 3.7%
3i Group plc (2) 9,545 151,694
Aviva plc (2) 724,440 4,083,446
BAE Systems plc (2) 76,283 531,240
Barratt Developments plc (2)* 8,917 91,720
BT Group plc (2)* 205,139 437,626
CK Hutchison Holdings Ltd. (2) 417,500 3,335,538
Direct Line Insurance Group plc (2) 138,352 597,236
Entain plc (2)* 42,560 890,045
GlaxoSmithKline plc (2) 6,378 112,909
Imperial Brands plc (2) 20,211 414,344
Kingfisher plc (2)* 251,082 1,100,503
M&G plc (2) 358,153 1,023,482
Mondi plc (2) 6,188 157,753
Sage Group plc (The) (2) 84,668 715,292
13,642,828
—
United States - 56.3%
3M Co. 3,877 747,020
A O Smith Corp. 9,503 642,498
AbbVie, Inc. 2,909 314,812
Accenture plc, Class A 412 113,815
Adobe, Inc. * 2,724 1,294,908
Alexion Pharmaceuticals, Inc. * 1,287 196,795
Allstate Corp. (The) 27,920 3,208,008
Alphabet, Inc., Class A * 287 591,943
Alphabet, Inc., Class C * 1,829 3,783,524
Amazon.com, Inc. * 2,079 6,432,592
AMERCO 269 164,789
American Tower Corp., REIT 4,396 1,050,908
AmerisourceBergen Corp. 26,253 3,099,692
AMETEK, Inc. 4,638 592,412
Anthem, Inc. 1,708 613,087
Apple, Inc. 95,434 11,657,262
Applied Materials, Inc. 9,722 1,298,859
Arrow Electronics, Inc. * 33,896 3,756,355
AT&T, Inc. 45,859 1,388,152
Autodesk, Inc. * 5,469 1,515,733
Automatic Data Processing, Inc. 1,915 360,920
AutoZone, Inc. * 1,190 1,671,117
AvalonBay Communities, Inc., REIT 811 149,638
Bank of New York Mellon Corp.
(The) 31,509 1,490,061
Becton Dickinson and Co. 3,248 789,751
INVESTMENTS SHARES VALUE ($)
United States - 56.3% (continued)
Berkshire Hathaway, Inc., Class B * 7,962 2,034,052
Best Buy Co., Inc. 30,410 3,491,372
Biogen, Inc. * 6,174 1,727,177
Booz Allen Hamilton Holding Corp. 2,468 198,748
Bristol-Myers Squibb Co. 9,640 608,573
Broadcom, Inc. 3,369 1,562,071
Cadence Design Systems, Inc. * 1,146 156,991
Cardinal Health, Inc. 54,381 3,303,646
Carrier Global Corp. 3,412 144,055
Cboe Global Markets, Inc. 5,471 539,933
CDW Corp. 5,135 851,126
Chevron Corp. 11,131 1,166,417
Chipotle Mexican Grill, Inc. * 257 365,151
Cisco Systems, Inc. 93,539 4,836,902
Citigroup, Inc. 23,028 1,675,287
Coca-Cola Co. (The) 2,304 121,444
Cognizant Technology Solutions
Corp., Class A 5,516 430,910
Costco Wholesale Corp. 1,412 497,702
Crown Castle International Corp.,
REIT 1,970 339,096
Crown Holdings, Inc. 11,042 1,071,516
Cummins, Inc. 5,106 1,323,016
Danaher Corp. 624 140,450
Darden Restaurants, Inc. 13,401 1,902,942
Deere & Co. 308 115,235
Dell Technologies, Inc., Class C * 9,070 799,521
Digital Realty Trust, Inc., REIT 849 119,573
DISH Network Corp., Class A * 22,827 826,337
DocuSign, Inc. * 516 104,464
Dollar General Corp. 2,878 583,140
Dollar Tree, Inc. * 1,937 221,709
Domino's Pizza, Inc. 3,548 1,304,919
Dover Corp. 1,210 165,927
Eaton Corp. plc 988 136,621
Emerson Electric Co. 1,705 153,825
Entergy Corp. 5,023 499,638
EOG Resources, Inc. 3,378 245,006
Equinix , Inc., REIT 222 150,869
Equity Residential, REIT 2,048 146,698
Everest Re Group Ltd. 2,033 503,798
Exelon Corp. 2,198 96,141
Exxon Mobil Corp. 14,756 823,827
Facebook, Inc., Class A * 28,256 8,322,240
FedEx Corp. 10,556 2,998,326
Fidelity National Financial, Inc. 59,873 2,434,436
Ford Motor Co. * 132,865 1,627,596
Fortune Brands Home & Security,
Inc. 1,658 158,870
Garmin Ltd. 13,413 1,768,504
General Dynamics Corp. 1,888 342,785
General Electric Co. 25,669 337,034
General Motors Co. * 4,593 263,914
Genuine Parts Co. 10,372 1,198,899
Gilead Sciences, Inc. 9,611 621,159
Hartford Financial Services Group,
Inc. (The) 3,022 201,839
Home Depot, Inc. (The) 8,806 2,688,032
HP, Inc. 63,004 2,000,377
Humana, Inc. 587 246,100

AQR Funds | Semi-Annual Report | March 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR GLOBAL EQUITY FUND
Schedule of Investments
March 31, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United States - 56.3% (continued)
Huntington Ingalls Industries, Inc. 7,775 1,600,484
Intel Corp. 88,171 5,642,944
International Business Machines
Corp. 23,825 3,174,920
Interpublic Group of Cos., Inc. (The) 8,076 235,819
Intuit, Inc. 2,570 984,464
Johnson & Johnson 14,378 2,363,024
Johnson Controls International plc 16,797 1,002,277
Juniper Networks, Inc. 5,103 129,259
Kimberly-Clark Corp. 4,511 627,255
Kinder Morgan, Inc. 50,289 837,312
KLA Corp. 554 183,042
Knight-Swift Transportation
Holdings, Inc. 64,304 3,092,379
Kroger Co. (The) 8,874 319,375
L3Harris Technologies, Inc. 2,771 561,626
Lam Research Corp. 1,183 704,169
LKQ Corp. * 30,584 1,294,621
Lockheed Martin Corp. 9,021 3,333,260
Lowe's Cos., Inc. 16,928 3,219,367
M&T Bank Corp. 1,304 197,699
Masco Corp. 2,812 168,439
Maxim Integrated Products, Inc. 1,651 150,852
McDonald's Corp. 11,064 2,479,885
McKesson Corp. 13,634 2,659,175
Merck & Co., Inc. 36,344 2,801,759
MGM Resorts International 30,706 1,166,521
Microsoft Corp. 35,702 8,417,460
Moderna , Inc. * 5,460 714,987
Mosaic Co. (The) 16,193 511,861
Motorola Solutions, Inc. 1,485 279,254
NetApp, Inc. 6,356 461,891
Newmont Corp. 36,007 2,170,142
NIKE, Inc., Class B 10,544 1,401,192
Nordson Corp. 3,002 596,437
Northrop Grumman Corp. 3,146 1,018,171
NVIDIA Corp. 1,946 1,039,028
OGE Energy Corp. 18,621 602,576
Old Dominion Freight Line, Inc. 1,277 307,004
Omnicom Group, Inc. 10,561 783,098
Oracle Corp. 40,236 2,823,360
O'Reilly Automotive, Inc. * 1,650 836,963
PACCAR, Inc. 5,376 499,538
Pentair plc 5,991 373,359
Pfizer, Inc. 18,657 675,943
Philip Morris International, Inc. 1,101 97,703
Procter & Gamble Co. (The) 17,260 2,337,522
Progressive Corp. (The) 4,848 463,517
Prologis, Inc., REIT 2,980 315,880
Public Storage, REIT 2,484 612,952
PulteGroup, Inc. 15,050 789,222
Qorvo , Inc. * 4,672 853,574
QUALCOMM, Inc. 1,493 197,957
Quest Diagnostics, Inc. 1,486 190,713
Regeneron Pharmaceuticals, Inc. * 504 238,463
Republic Services, Inc. 1,680 166,908
Robert Half International, Inc. 1,615 126,083
Roku, Inc. * 4,459 1,452,608
salesforce.com, Inc. * 693 146,826
Sealed Air Corp. 3,238 148,365
INVESTMENTS SHARES VALUE ($)
United States - 56.3% (continued)
Sensata Technologies Holding plc * 16,014 928,011
Simon Property Group, Inc., REIT 1,723 196,026
Skyworks Solutions, Inc. 6,603 1,211,518
Snap-on, Inc. 796 183,669
SS&C Technologies Holdings, Inc. 14,799 1,034,006
Steel Dynamics, Inc. 24,068 1,221,692
Stellantis NV 10,244 181,158
Synopsys, Inc. * 5,166 1,280,031
Target Corp. 17,029 3,372,934
Texas Instruments, Inc. 10,893 2,058,668
Thermo Fisher Scientific, Inc. 3,087 1,408,845
TJX Cos., Inc. (The) 8,860 586,089
Tractor Supply Co. 6,903 1,222,383
Tyson Foods, Inc., Class A 28,210 2,096,003
United Parcel Service, Inc., Class B 2,902 493,311
US Bancorp 22,239 1,230,039
VeriSign, Inc. * 5,253 1,044,086
Vertex Pharmaceuticals, Inc. * 9,944 2,136,866
Viatris , Inc. * 10,519 146,950
Walgreens Boots Alliance, Inc. 15,663 859,899
Walmart, Inc. 30,974 4,207,198
Wells Fargo & Co. 11,217 438,248
Welltower , Inc., REIT 3,001 214,962
Western Union Co. (The) 25,797 636,154
Westrock Co. 12,438 647,398
XPO Logistics, Inc. * 1,321 162,879
Yum! Brands, Inc. 4,689 507,256
Zebra Technologies Corp., Class
A * 333 161,565
Zoom Video Communications, Inc.,
Class A * 1,895 608,845
208,677,760
—
TOTAL COMMON STOCKS
(Cost $241,691,120) 322,610,639
SHORT-TERM INVESTMENTS - 9.4%
INVESTMENT COMPANIES - 9.4%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
0.01% (d)(e) 6,666,044 6,666,044
Limited Purpose Cash Investment
Fund, 0.01% (d) 28,377,882 28,369,368
TOTAL SHORT-TERM INVESTMENTS
(Cost $35,034,341) 35,035,412
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 96.3%
(Cost $276,725,461) 357,646,051
OTHER ASSETS IN EXCESS OF
LIABILITIES - 3.7% (f) 13,612,941
NET ASSETS - 100.0% 371,258,992

AQR Funds | Semi-Annual Report | March 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR GLOBAL EQUITY FUND
Schedule of Investments
March 31, 2021 (Unaudited)
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 24,248,206 6.5%
Consumer Discretionary 56,609,650 15.3
Consumer Staples 20,073,571 5.4
Energy 6,223,246 1.7
Financials 29,582,007 8.0
Health Care 30,951,309 8.3
Industrials 38,450,742 10.4
Information Technology 74,985,316 20.2
Materials 28,255,894 7.6
Real Estate 7,219,097 1.9
Utilities 6,011,601 1.6
Short-Term Investments 35,035,412 9.4
Total Investments In Securities
At Value 357,646,051 96.3
Other Assets in Excess of
Liabilities (f) 13,612,941 3.7
Net Assets
$ 371,258,992 100.0%
* Non-income producing security.
(a) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at March 31, 2021 amounted to $2,556,987, which represents approximately 0.69% of net assets of the fund.
(b) Represents less than 0.05% of net assets.
(c) Security fair valued as of March 31, 2021 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at
March 31, 2021 amounted to $0, which represents approximately 0.00% of net assets of the fund.
(d) Represents 7-day effective yield as of March 31, 2021.
(e) All or a portion of the security pledged as collateral for forward foreign currency exchange contracts.
(f) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security (See Note 4).
(3) Level 3 security (See Note 4).
Total return swap contracts outstanding as of March 31, 2021 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Hang Seng Index
April Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 04/29/2021 HKD 49,553,000 $ 36,451
Hang Seng Index
April Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 04/29/2021 HKD 65,126,800 52,882
Tel Aviv Index
April Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 04/28/2021 ILS 2,246,468 8,433
MSCI Italy Net
Return Index
Decreases in
total return
of reference
entity and pays
the EURIBOR
plus or minus
a specified
spread (-0.25%)
Increases in
total return of
reference entity
Monthly JPMC 06/18/2021 EUR 299,986 13,224

AQR Funds | Semi-Annual Report | March 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR GLOBAL EQUITY FUND
Schedule of Investments
March 31, 2021 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Japan Net
Return Index
Decreases in
total return
of reference
entity and pays
the LIBOR
plus or minus
a specified
spread (-0.05%)
Increases in
total return of
reference entity
Monthly JPMC 06/18/2021 JPY 496,996,309 $ 166,220
MSCI
Netherlands Net
Return Index
Decreases in
total return
of reference
entity and pays
the EURIBOR
plus or minus
a specified
spread (0.05%)
Increases in
total return of
reference entity
Monthly JPMC 06/18/2021 EUR 2,125,903 117,188
MSCI Israel Daily
Net Total Return
Index
Decreases in
total return
of reference
entity and pays
the LIBOR
plus or minus
a specified
spread (-0.20%)
Increases in
total return of
reference entity
Monthly JPMC 06/18/2021 USD 11,669 202
394,600
Swiss Market
Index June
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination CITI 06/18/2021 CHF (7,977,440) (169,772)
MSCI Spain Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
EURIBOR plus or
minus a specified
spread (-0.80%) Monthly JPMC 06/16/2021 EUR (3,919,916) (66,592)
(236,364)
$ 158,236
Futures contracts outstanding as of March 31, 2021:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Amsterdam Exchange Index 13 4/2021 EUR $ 2,131,692 $ 8,321
Amsterdam Exchange Index 27 4/2021 EUR 4,427,360 108,876
Hang Seng Index 48 4/2021 HKD 8,741,642 6,740
MSCI Singapore Index 40 4/2021 SGD 1,064,377 3,983
OMXS30 Index 63 4/2021 SEK 1,577,804 17,932
DAX Index 17 6/2021 EUR 7,490,416 225,468
FTSE/MIB Index 127 6/2021 EUR 18,165,346 265,122

AQR Funds | Semi-Annual Report | March 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR GLOBAL EQUITY FUND
Schedule of Investments
March 31, 2021 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
S&P 500 E-Mini Index 3 6/2021 USD $ 595,110 $ 6,238
S&P/TSX 60 Index 53 6/2021 CAD 9,371,895 3,203
TOPIX Index 242 6/2021 JPY 42,706,525 1,118,665
1,764,548
Short Contracts
CAC 40 10 Euro Index (8) 4/2021 EUR (569,088) (8,091)
CAC 40 10 Euro Index (107) 4/2021 EUR (7,611,550) (29,837)
IBEX 35 Index (17) 4/2021 EUR (1,711,836) (21,159)
IBEX 35 Index (193) 4/2021 EUR (19,434,373) 139,215
FTSE 100 Index (240) 6/2021 GBP (22,100,061) 178,151
SPI 200 Index (84) 6/2021 AUD (10,792,142) (5,157)
253,122
$ 2,017,670
Forward foreign currency contracts outstanding as of March 31, 2021:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 84,000 USD 63,792 CITG 6/16/2021 $ 31
AUD 84,000 USD 63,792 JPMC 6/16/2021 31
CAD 20,178,000 USD 15,979,316 CITG 6/16/2021 78,529
CAD 20,178,000 USD 15,979,336 JPMC 6/16/2021 78,509
HKD 58,000 USD 7,462 CITG 6/16/2021 –
HKD 58,000 USD 7,462 JPMC 6/16/2021 –
NOK 6,140,500 USD 717,210 CITG 6/16/2021 684
NOK 6,140,500 USD 717,211 JPMC 6/16/2021 684
SGD 47,000 USD 34,859 CITG 6/16/2021 68
SGD 47,000 USD 34,859 JPMC 6/16/2021 68
USD 10,758,700 AUD 13,808,500 CITG 6/16/2021 267,113
USD 10,758,687 AUD 13,808,500 JPMC 6/16/2021 267,099
USD 5,786,759 CAD 7,227,126 CITG 6/16/2021 35,342
USD 5,786,750 CAD 7,227,124 JPMC 6/16/2021 35,335
USD 17,543,214 CHF 15,855,003 CITG 6/16/2021 734,374
USD 17,543,854 CHF 15,854,997 JPMC 6/16/2021 735,020
USD 302,979 DKK 1,876,000 CITG 6/16/2021 6,852
USD 302,979 DKK 1,876,000 JPMC 6/16/2021 6,852
USD 12,053,514 EUR 9,977,500 CITG 6/16/2021 334,701
USD 12,053,499 EUR 9,977,500 JPMC 6/16/2021 334,686
USD 10,748,866 GBP 7,720,003 CITG 6/16/2021 103,677
USD 10,748,844 GBP 7,719,997 JPMC 6/16/2021 103,663
USD 2,168,435 HKD 16,817,000 CITG 6/16/2021 4,847
USD 2,168,433 HKD 16,817,000 JPMC 6/16/2021 4,844
USD 41,882 ILS 137,503 CITG 6/16/2021 710
USD 41,880 ILS 137,497 JPMC 6/16/2021 710
USD 1,948,102 JPY 206,036,500 CITG 6/16/2021 86,028
USD 1,948,100 JPY 206,036,500 JPMC 6/16/2021 86,026
USD 12,751,906 NOK 107,771,298 CITG 6/16/2021 152,219
USD 12,751,890 NOK 107,771,297 JPMC 6/16/2021 152,203
USD 28,204,216 NZD 39,237,501 CITG 6/16/2021 805,611
USD 28,204,179 NZD 39,237,499 JPMC 6/16/2021 805,575
USD 435,369 SEK 3,719,000 CITG 6/16/2021 9,246
USD 435,368 SEK 3,719,000 JPMC 6/16/2021 9,245
USD 19,553 SGD 26,000 CITG 6/16/2021 231

AQR Funds | Semi-Annual Report | March 2021
The accompanying notes are an integral part of these financial statements.
AQR GLOBAL EQUITY FUND
Schedule of Investments
March 31, 2021 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 19,552 SGD 26,000 JPMC 6/16/2021 $ 231
Total unrealized appreciation 5,241,044
AUD 48,891,504 USD 38,277,318 CITG 6/16/2021 (1,129,946)
AUD 48,891,496 USD 38,277,360 JPMC 6/16/2021 (1,129,995)
CAD 3,351,500 USD 2,680,843 CITG 6/16/2021 (13,687)
CAD 3,351,500 USD 2,680,846 JPMC 6/16/2021 (13,690)
CHF 3,521,000 USD 3,766,984 CITG 6/16/2021 (34,161)
CHF 3,521,000 USD 3,766,989 JPMC 6/16/2021 (34,165)
DKK 2,282,000 USD 366,810 CITG 6/16/2021 (6,594)
DKK 2,282,000 USD 366,810 JPMC 6/16/2021 (6,596)
EUR 24,420,002 USD 29,662,793 CITG 6/16/2021 (980,915)
EUR 24,419,998 USD 29,662,825 JPMC 6/16/2021 (980,950)
GBP 6,376,001 USD 8,885,025 CITG 6/16/2021 (93,093)
GBP 6,375,996 USD 8,885,030 JPMC 6/16/2021 (93,103)
HKD 6,645,500 USD 856,225 CITG 6/16/2021 (1,248)
HKD 6,645,500 USD 856,226 JPMC 6/16/2021 (1,251)
ILS 1,232,000 USD 375,369 CITG 6/16/2021 (6,476)
ILS 1,231,999 USD 375,370 JPMC 6/16/2021 (6,477)
JPY 1,828,797,000 USD 17,043,351 CITG 6/16/2021 (515,434)
JPY 1,828,797,000 USD 17,043,372 JPMC 6/16/2021 (515,456)
NOK 40,809,000 USD 4,816,028 CITG 6/16/2021 (44,991)
NOK 40,809,000 USD 4,816,034 JPMC 6/16/2021 (44,999)
NZD 7,388,501 USD 5,363,913 CITG 6/16/2021 (204,700)
NZD 7,388,500 USD 5,363,919 JPMC 6/16/2021 (204,707)
SEK 41,346,000 USD 4,944,176 CITG 6/16/2021 (206,751)
SEK 41,345,999 USD 4,944,182 JPMC 6/16/2021 (206,755)
SGD 723,500 USD 544,154 CITG 6/16/2021 (6,500)
SGD 723,500 USD 544,155 JPMC 6/16/2021 (6,500)
USD 17,487,769 CAD 22,087,378 CITG 6/16/2021 (89,577)
USD 17,487,744 CAD 22,087,374 JPMC 6/16/2021 (89,599)
USD 49,400 HKD 384,000 CITG 6/16/2021 (3)
USD 49,400 HKD 384,000 JPMC 6/16/2021 (3)
USD 495,311 NOK 4,247,202 CITG 6/16/2021 (1,235)
USD 495,311 NOK 4,247,202 JPMC 6/16/2021 (1,235)
USD 10,764 SGD 14,500 CITG 6/16/2021 (12)
USD 10,764 SGD 14,500 JPMC 6/16/2021 (12)
Total unrealized depreciation (6,670,816)
Net unrealized depreciation $ (1,429,772)
Collateral pledged to, or (received from), each counterparty at March 31, 2021 was as follows:
COUNTERPARTY OVER THE COUNTER EXCHANGE TRADED TOTAL
BARC
Cash $ – $ 10,486,242 $ 10,486,242
CITG
Investment Companies 3,335,906 – 3,335,906
GSCO
Cash – 319,212 319,212
GSIN
Cash 350,000 – 350,000
JPMC
Investment Companies 3,330,138 – 3,330,138

AQR Funds | Semi-Annual Report | March 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR INTERNATIONAL EQUITY FUND
Schedule of Investments
March 31, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 83.7%
Australia - 8.8%
AMP Ltd. 51,965 50,102
ASX Ltd. 1,526 82,602
Aurizon Holdings Ltd. 135,952 404,011
Australia & New Zealand Banking
Group Ltd. 8,582 184,260
BHP Group Ltd. 20,027 694,725
BHP Group plc 41,412 1,192,335
BlueScope Steel Ltd. 67,183 991,404
Brambles Ltd. 9,303 75,044
Coles Group Ltd. 45,798 558,486
Dexus, REIT 15,281 113,624
Fortescue Metals Group Ltd. 69,506 1,059,313
Goodman Group, REIT 31,460 434,411
GPT Group (The), REIT 36,710 128,778
Lendlease Corp. Ltd. 7,936 78,245
Mirvac Group, REIT 57,900 110,451
Newcrest Mining Ltd. 10,664 201,463
Origin Energy Ltd. 117,999 422,758
Rio Tinto Ltd. 3,088 260,989
Rio Tinto plc 23,698 1,807,876
Scentre Group, REIT 18,450 39,725
Sonic Healthcare Ltd. 19,959 533,731
South32 Ltd. 502,226 1,077,852
Stockland, REIT 30,469 102,282
Suncorp Group Ltd. 31,177 234,891
Tabcorp Holdings Ltd. 12,214 43,638
Vicinity Centres, REIT 44,856 56,705
Westpac Banking Corp. 2,074 38,471
10,978,172
—
Belgium - 1.2%
Ageas SA/NV 8,640 521,737
Etablissements Franz Colruyt NV 1,157 68,978
Galapagos NV * 755 58,259
Groupe Bruxelles Lambert SA 853 88,239
KBC Group NV * 2,723 198,129
Proximus SADP 24,131 525,041
1,460,383
—
China - 0.2%
BOC Hong Kong Holdings Ltd. 24,500 85,711
Wilmar International Ltd. 43,300 174,873
260,584
—
Denmark - 2.4%
AP Moller - Maersk A/S, Class B 63 146,256
Coloplast A/S, Class B 6,065 911,856
Danske Bank A/S 5,540 103,639
Genmab A/S * 837 275,284
Novo Nordisk A/S, Class B 9,909 667,704
Orsted A/S (a) 278 44,887
Pandora A/S 7,507 802,869
2,952,495
—
Finland - 1.3%
Fortum OYJ 5,612 149,891
Kone OYJ, Class B 7,987 652,828
Nokia OYJ * 14,719 58,782
Orion OYJ, Class B 1,767 70,798
INVESTMENTS SHARES VALUE ($)
Finland - 1.3% (continued)
UPM-Kymmene OYJ 6,759 242,903
Wartsila OYJ Abp 37,238 390,360
1,565,562
—
France - 8.1%
Arkema SA 460 55,708
Atos SE 15,016 1,170,719
BNP Paribas SA * 7,293 444,358
Bouygues SA 6,313 252,865
Carrefour SA 76,167 1,379,050
Cie de Saint-Gobain 25,362 1,497,666
Cie Generale des Etablissements
Michelin SCA 2,293 343,423
CNP Assurances 15,998 303,432
Credit Agricole SA 10,568 153,048
Dassault Aviation SA 43 47,818
Electricite de France SA * 15,443 207,156
Iliad SA 289 54,896
Ipsen SA 6,069 520,263
La Francaise des Jeux SAEM (a) 9,472 430,427
Orange SA 56,248 692,186
Publicis Groupe SA 13,300 811,065
Sanofi 6,229 615,949
SEB SA 4,054 714,189
Societe Generale SA * 7,606 198,858
Sodexo SA * 1,014 97,150
Unibail-Rodamco-Westfield, REIT * 1,341 107,144
10,097,370
—
Germany - 7.8%
Bayerische Motoren Werke AG 14,432 1,497,703
Brenntag SE 7,901 674,974
Deutsche Boerse AG 1,518 252,244
Deutsche Post AG (Registered) 5,937 325,709
Deutsche Wohnen SE 3,297 153,800
E.ON SE 50,867 592,803
Fresenius Medical Care AG & Co.
KGaA 18,974 1,397,653
Fresenius SE & Co. KGaA 4,053 180,603
GEA Group AG 8,494 348,388
HelloFresh SE * 12,060 898,565
HOCHTIEF AG 7,283 652,031
KION Group AG 2,165 213,914
Knorr-Bremse AG 2,601 324,585
LANXESS AG 2,036 150,267
Porsche Automobil Holding SE
(Preference) 1,278 135,597
RWE AG 13,106 514,303
SAP SE 3,384 415,070
Uniper SE 17,425 631,189
Vonovia SE 4,674 305,443
Zalando SE *(a) 813 79,664
9,744,505
—
Hong Kong - 2.3%
ASM Pacific Technology Ltd. 9,100 116,459
CK Asset Holdings Ltd. 55,716 339,176
CK Infrastructure Holdings Ltd. 11,797 70,329
CLP Holdings Ltd. 7,000 68,157

AQR Funds | Semi-Annual Report | March 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR INTERNATIONAL EQUITY FUND
Schedule of Investments
March 31, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Hong Kong - 2.3% (continued)
Hong Kong Exchanges & Clearing
Ltd. 7,729 458,530
Kerry Properties Ltd. 113,777 367,959
Link, REIT 33,339 304,176
PCCW Ltd. 42,350 23,916
Swire Pacific Ltd., Class A 22,000 165,726
WH Group Ltd. (a) 1,189,235 966,172
2,880,600
—
Italy - 2.3%
Assicurazioni Generali SpA 27,178 542,993
DiaSorin SpA 4,482 719,115
Poste Italiane SpA (a) 16,559 210,292
Prysmian SpA 22,375 726,519
Telecom Italia SpA 1,172,743 634,434
UniCredit SpA * 5,185 54,768
2,888,121
—
Japan - 19.6%
Aisin Corp. 10,500 399,906
Alfresa Holdings Corp. 11,440 220,865
Brother Industries Ltd. 55,575 1,234,345
Calbee, Inc. 5,155 131,407
Dai Nippon Printing Co. Ltd. 1,800 37,756
Daito Trust Construction Co. Ltd. 520 60,421
Daiwa House Industry Co. Ltd. 5,555 163,034
Disco Corp. 2,200 695,209
ENEOS Holdings, Inc. 141,729 643,006
FUJIFILM Holdings Corp. 1,973 117,370
Fujitsu Ltd. 5,002 727,859
Hirose Electric Co. Ltd. 1,000 154,156
Hitachi Ltd. 3,038 137,708
Honda Motor Co. Ltd. 13,700 412,994
Hoya Corp. 2,672 314,486
Hulic Co. Ltd. 5,293 62,570
Ibiden Co. Ltd. 5,100 235,631
ITOCHU Corp. 6,874 223,171
Japan Metropolitan Fund
Investment Corp., REIT 96 98,349
Japan Real Estate Investment
Corp., REIT 17 100,460
Kajima Corp. 51,379 730,781
Kurita Water Industries Ltd. 1,125 48,335
Lion Corp. 15,630 304,694
Marubeni Corp. 22,108 184,648
McDonald's Holdings Co. Japan
Ltd. 4,300 198,203
Medipal Holdings Corp. 10,864 208,822
Mitsubishi Corp. 9,212 261,152
Mitsubishi Estate Co. Ltd. 8,284 145,065
Mitsubishi Gas Chemical Co., Inc. 15,761 387,685
Mitsui Fudosan Co. Ltd. 6,356 144,888
NGK Spark Plug Co. Ltd. 32,463 562,412
Nintendo Co. Ltd. 2,843 1,602,417
Nippon Building Fund, Inc., REIT 23 135,534
Nippon Yusen KK 14,600 499,326
Nitto Denko Corp. 733 62,833
Nomura Real Estate Holdings, Inc. 2,581 62,388
Obayashi Corp. 119,523 1,097,100
Olympus Corp. 15,445 320,389
INVESTMENTS SHARES VALUE ($)
Japan - 19.6% (continued)
Ono Pharmaceutical Co. Ltd. 1,455 38,052
Panasonic Corp. 9,616 124,522
Pola Orbis Holdings, Inc. 8,708 210,016
Renesas Electronics Corp. * 29,200 319,705
Resona Holdings, Inc. 197,716 830,507
Rinnai Corp. 860 96,459
Rohm Co. Ltd. 10,801 1,059,295
Sekisui House Ltd. 12,837 276,126
Shimamura Co. Ltd. 2,767 319,742
Shimizu Corp. 89,947 728,314
Shinsei Bank Ltd. 52,825 853,708
Shionogi & Co. Ltd. 907 48,964
Sony Group Corp. 7,800 825,501
Square Enix Holdings Co. Ltd. 4,329 240,775
Subaru Corp. 41,300 825,446
SUMCO Corp. 48,167 1,103,860
Sumitomo Electric Industries Ltd. 2,713 40,795
Sumitomo Realty & Development
Co. Ltd. 3,746 132,696
Suzuken Co. Ltd. 7,680 300,474
Taiheiyo Cement Corp. 26,142 688,827
Taisei Corp. 19,371 747,359
Teijin Ltd. 7,255 125,174
Tokyo Electric Power Co. Holdings,
Inc. * 160,500 536,523
Tokyu Fudosan Holdings Corp. 8,525 50,687
Toshiba Corp. 3,305 111,865
Tosoh Corp. 1,626 31,142
Toyoda Gosei Co. Ltd. 4,499 118,607
Toyota Tsusho Corp. 2,184 91,969
Yamada Holdings Co. Ltd. 67,600 365,325
Yamato Holdings Co. Ltd. 8,100 222,436
24,592,246
—
Luxembourg - 0.2%
SES SA, FDR 32,804 260,236
Macau - 0.1%
SJM Holdings Ltd. 48,745 63,967
Malta - 0.0%
BGP Holdings plc (3)*(b) 143,427 —
Netherlands - 4.4%
ASML Holding NV 3,884 2,383,103
ING Groep NV 26,302 321,255
Koninklijke Ahold Delhaize NV 54,189 1,511,486
Koninklijke Vopak NV 790 39,308
Royal Dutch Shell plc, Class A 9,076 176,428
Royal Dutch Shell plc, Class B 25,084 461,733
Wolters Kluwer NV 6,539 567,944
5,461,257
—
Russia - 0.8%
Evraz plc 119,107 948,544
Singapore - 0.7%
Ascendas, REIT 54,022 122,717
CapitaLand Integrated Commercial
Trust, REIT 69,542 112,526
City Developments Ltd. 16,100 95,757
DBS Group Holdings Ltd. 1,600 34,306

AQR Funds | Semi-Annual Report | March 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR INTERNATIONAL EQUITY FUND
Schedule of Investments
March 31, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Singapore - 0.7% (continued)
Genting Singapore Ltd. 127,800 87,562
Oversea-Chinese Banking Corp.
Ltd. 7,900 69,117
Singapore Exchange Ltd. 16,921 125,498
Venture Corp. Ltd. 15,571 232,513
879,996
—
South Africa - 0.9%
Anglo American plc 29,170 1,142,526
Spain - 2.8%
ACS Actividades de Construccion y
Servicios SA 3,862 128,356
Banco Bilbao Vizcaya Argentaria
SA 45,656 237,921
Banco Santander SA 114,882 391,840
Enagas SA 52,810 1,149,720
Endesa SA 44,989 1,192,315
Red Electrica Corp. SA 9,202 163,224
Repsol SA 23,345 289,757
3,553,133
—
Sweden - 3.5%
Atlas Copco AB, Class B 4,289 223,532
Electrolux AB, Series B 44,410 1,234,647
Evolution Gaming Group AB (a) 2,847 419,264
Husqvarna AB, Class B 62,729 904,340
ICA Gruppen AB 810 39,610
Investor AB, Class B 3,864 308,308
Skanska AB, Class B 5,809 145,688
SKF AB, Class B 3,099 88,181
Svenska Handelsbanken AB, Class
A 52,625 572,097
Swedish Match AB 413 32,219
Telefonaktiebolaget LM Ericsson,
Class B 32,685 433,248
4,401,134
—
Switzerland - 7.4%
Adecco Group AG (Registered) 12,184 821,834
Baloise Holding AG (Registered) 184 31,290
Credit Suisse Group AG
(Registered) 44,195 467,555
LafargeHolcim Ltd. (Registered) * 16,486 969,459
Logitech International SA
(Registered) 8,597 901,603
Nestle SA (Registered) 9,913 1,105,065
Novartis AG (Registered) 6,278 536,648
Roche Holding AG 6,933 2,245,899
SGS SA (Registered) 175 497,245
Sonova Holding AG (Registered) * 360 95,427
STMicroelectronics NV 18,491 706,456
Swatch Group AG (The) 1,917 551,978
Swiss Life Holding AG (Registered) 222 109,099
UBS Group AG (Registered) 12,036 186,215
9,225,773
—
United Arab Emirates - 0.0%
NMC Health plc (3)*(b) 5,443 —
INVESTMENTS SHARES VALUE ($)
United Kingdom - 8.9%
3i Group plc 7,980 126,822
Aviva plc 261,236 1,472,508
BAE Systems plc 111,140 773,987
Barclays plc 188,908 483,778
BP plc 160,496 651,928
British American Tobacco plc 3,007 114,297
BT Group plc * 170,309 363,322
Bunzl plc 1,932 61,839
CK Hutchison Holdings Ltd. 180,974 1,445,859
CNH Industrial NV 6,479 100,296
DCC plc 2,227 193,170
Direct Line Insurance Group plc 104,562 451,372
Entain plc * 57,529 1,203,087
GlaxoSmithKline plc 6,877 121,742
Kingfisher plc * 282,056 1,236,263
Lloyds Banking Group plc * 172,158 100,992
London Stock Exchange Group plc 2,475 236,609
M&G plc 302,192 863,564
RSA Insurance Group plc 6,881 64,552
Sage Group plc (The) 74,854 632,381
Standard Chartered plc 31,327 215,703
Vodafone Group plc 108,440 197,749
11,111,820
—
TOTAL COMMON STOCKS
(Cost $82,859,224) 104,468,424
SHORT-TERM INVESTMENTS - 10.5%
INVESTMENT COMPANIES - 10.5%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
0.01% (1)(c)(d) 2,824,410 2,824,410
Limited Purpose Cash Investment
Fund, 0.01% (1)(c) 10,251,289 10,248,213
TOTAL SHORT-TERM INVESTMENTS
(Cost $13,072,262) 13,072,623
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 94.2%
(Cost $95,931,486) 117,541,047
OTHER ASSETS IN EXCESS OF
LIABILITIES - 5.8% (e) 7,199,975
NET ASSETS - 100.0% 124,741,022

AQR Funds | Semi-Annual Report | March 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR INTERNATIONAL EQUITY FUND
Schedule of Investments
March 31, 2021 (Unaudited)
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 5,406,035 4.3%
Consumer Discretionary 15,310,374 12.3
Consumer Staples 6,596,353 5.3
Energy 2,684,919 2.2
Financials 12,760,920 10.2
Health Care 10,402,985 8.3
Industrials 16,765,106 13.4
Information Technology 12,835,473 10.3
Materials 12,091,028 9.7
Real Estate 4,294,735 3.4
Utilities 5,320,496 4.3
Short-Term Investments 13,072,623 10.5
Total Investments In Securities
At Value 117,541,047 94.2
Other Assets in Excess of
Liabilities (e ) 7,199,975 5.8
Net Assets
$ 124,741,022 100.0%
* Non-income producing security.
(a) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at March 31, 2021 amounted to $2,150,706, which represents approximately 1.72% of net assets of the fund.
(b) Security fair valued as of March 31, 2021 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at
March 31, 2021 amounted to $0, which represents approximately 0.00% of net assets of the fund.
(c) Represents 7-day effective yield as of March 31, 2021.
(d) All or a portion of the security pledged as collateral for forward foreign currency exchange contracts.
(e) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 4).
(3) Level 3 security (See Note 4).
Total return swap contracts outstanding as of March 31, 2021 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Hang Seng Index
April Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 04/29/2021 HKD 9,910,600 $ 5,624
Hang Seng Index
April Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination JPMC 04/29/2021 HKD 43,889,800 51,026
Tel Aviv Index
April Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 04/28/2021 ILS 2,406,930 9,035

AQR Funds | Semi-Annual Report | March 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR INTERNATIONAL EQUITY FUND
Schedule of Investments
March 31, 2021 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Italy Net
Return Index
Decreases in
total return
of reference
entity and pays
the EURIBOR
plus or minus
a specified
spread (-0.25%)
Increases in
total return of
reference entity
Monthly JPMC 06/18/2021 EUR 2,060,953 $ 90,849
156,534
Swiss Market
Index June
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 06/18/2021 CHF (6,338,240) (141,363)
MSCI Spain Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
EURIBOR plus or
minus a specified
spread (-0.80%) Monthly JPMC 06/16/2021 EUR (492,264) (8,363)
MSCI Sweden
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
STIBOR plus or
minus a specified
spread (-2.20%) Monthly JPMC 06/16/2021 SEK (159,376) (980)
(150,706)
$ 5,828
Futures contracts outstanding as of March 31, 2021:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Amsterdam Exchange Index 7 4/2021 EUR $ 1,147,834 $ 27,584
Amsterdam Exchange Index 14 4/2021 EUR 2,295,668 30,950
Hang Seng Index 26 4/2021 HKD 4,735,056 1,367
MSCI Singapore Index 12 4/2021 SGD 319,313 723
DAX Index 1 6/2021 EUR 440,613 13,084
FTSE/MIB Index 38 6/2021 EUR 5,435,300 81,439
TOPIX Index 150 6/2021 JPY 26,470,988 717,743
872,890
Short Contracts
CAC 40 10 Euro Index (73) 4/2021 EUR (5,192,927) (20,440)
IBEX 35 Index (1) 4/2021 EUR (100,696) (2,659)
IBEX 35 Index (24) 4/2021 EUR (2,416,710) 16,911
OMXS30 Index (99) 4/2021 SEK (2,479,407) (30,842)
FTSE 100 Index (103) 6/2021 GBP (9,484,610) 79,927

AQR Funds | Semi-Annual Report | March 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR INTERNATIONAL EQUITY FUND
Schedule of Investments
March 31, 2021 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
SPI 200 Index (51) 6/2021 AUD $ (6,552,372) $ (1,496)
41,401
$ 914,291
Forward foreign currency contracts outstanding as of March 31, 2021:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
HKD 42,500 USD 5,468 CITG 6/16/2021 $ –
HKD 42,500 USD 5,468 JPMC 6/16/2021 –
NOK 35,500 USD 4,138 CITG 6/16/2021 12
NOK 35,500 USD 4,138 JPMC 6/16/2021 12
NZD 3,500 USD 2,442 CITG 6/16/2021 2
NZD 3,500 USD 2,442 JPMC 6/16/2021 2
SGD 161,000 USD 119,538 CITG 6/16/2021 106
SGD 161,000 USD 119,538 JPMC 6/16/2021 106
USD 4,318,622 AUD 5,569,500 CITG 6/16/2021 86,960
USD 4,318,616 AUD 5,569,500 JPMC 6/16/2021 86,955
USD 4,006,027 CHF 3,636,900 CITG 6/16/2021 150,331
USD 4,005,850 CHF 3,636,900 JPMC 6/16/2021 150,154
USD 255,887 DKK 1,582,000 CITG 6/16/2021 6,168
USD 255,886 DKK 1,582,000 JPMC 6/16/2021 6,167
USD 3,020,319 EUR 2,528,000 CITG 6/16/2021 51,122
USD 3,020,315 EUR 2,528,000 JPMC 6/16/2021 51,118
USD 4,893,065 GBP 3,504,353 CITG 6/16/2021 60,878
USD 4,893,051 GBP 3,504,347 JPMC 6/16/2021 60,871
USD 737,796 HKD 5,723,000 CITG 6/16/2021 1,505
USD 737,795 HKD 5,723,000 JPMC 6/16/2021 1,504
USD 64,757 ILS 213,000 CITG 6/16/2021 980
USD 64,757 ILS 213,000 JPMC 6/16/2021 980
USD 4,187,141 JPY 442,347,100 CITG 6/16/2021 189,388
USD 4,187,135 JPY 442,347,100 JPMC 6/16/2021 189,383
USD 5,507 NOK 46,500 CITG 6/16/2021 71
USD 5,507 NOK 46,500 JPMC 6/16/2021 71
USD 94,928 NZD 132,000 CITG 6/16/2021 2,756
USD 94,928 NZD 132,000 JPMC 6/16/2021 2,755
USD 1,941,350 SEK 16,206,500 CITG 6/16/2021 84,409
USD 1,941,348 SEK 16,206,500 JPMC 6/16/2021 84,406
USD 119,943 SGD 159,500 CITG 6/16/2021 1,413
USD 119,942 SGD 159,500 JPMC 6/16/2021 1,413
Total unrealized appreciation 1,271,998
AUD 17,373,051 USD 13,618,968 CITG 6/16/2021 (419,063)
AUD 17,373,049 USD 13,618,984 JPMC 6/16/2021 (419,084)
CHF 417,000 USD 456,011 CITG 6/16/2021 (13,924)
CHF 417,000 USD 456,012 JPMC 6/16/2021 (13,925)
DKK 1,465,500 USD 237,616 CITG 6/16/2021 (6,286)
DKK 1,465,500 USD 237,616 JPMC 6/16/2021 (6,286)
EUR 7,041,700 USD 8,553,335 CITG 6/16/2021 (282,693)
EUR 7,041,700 USD 8,553,346 JPMC 6/16/2021 (282,699)
GBP 1,052,001 USD 1,466,730 CITG 6/16/2021 (16,114)
GBP 1,051,999 USD 1,466,729 JPMC 6/16/2021 (16,115)
HKD 4,517,000 USD 582,159 CITG 6/16/2021 (1,024)

AQR Funds | Semi-Annual Report | March 2021
The accompanying notes are an integral part of these financial statements.
AQR INTERNATIONAL EQUITY FUND
Schedule of Investments
March 31, 2021 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
HKD 4,517,000 USD 582,159 JPMC 6/16/2021 $ (1,026)
ILS 1,445,502 USD 440,453 CITG 6/16/2021 (7,633)
ILS 1,445,498 USD 440,453 JPMC 6/16/2021 (7,634)
JPY 803,815,000 USD 7,456,470 CITG 6/16/2021 (191,918)
JPY 803,815,000 USD 7,456,479 JPMC 6/16/2021 (191,927)
NOK 1,151,501 USD 136,155 CITG 6/16/2021 (1,531)
NOK 1,151,499 USD 136,154 JPMC 6/16/2021 (1,531)
NZD 309,501 USD 224,621 CITG 6/16/2021 (8,503)
NZD 309,499 USD 224,619 JPMC 6/16/2021 (8,504)
SEK 2,713,500 USD 319,521 CITG 6/16/2021 (8,608)
SEK 2,713,500 USD 319,522 JPMC 6/16/2021 (8,608)
SGD 238,004 USD 179,162 CITG 6/16/2021 (2,294)
SGD 237,996 USD 179,156 JPMC 6/16/2021 (2,294)
USD 307,709 GBP 224,000 CITG 6/16/2021 (1,167)
USD 307,709 GBP 224,000 JPMC 6/16/2021 (1,167)
USD 27,209 HKD 211,500 CITG 6/16/2021 (2)
USD 27,209 HKD 211,500 JPMC 6/16/2021 (2)
USD 8,166 NOK 70,500 CITG 6/16/2021 (77)
USD 8,166 NOK 70,500 JPMC 6/16/2021 (77)
USD 696 NZD 1,000 CITG 6/16/2021 (2)
USD 696 NZD 1,000 JPMC 6/16/2021 (2)
USD 12,618 SGD 17,000 CITG 6/16/2021 (15)
USD 12,618 SGD 17,000 JPMC 6/16/2021 (15)
Total unrealized depreciation (1,921,750)
Net unrealized depreciation $ (649,752)
Collateral pledged to, or (received from), each counterparty at March 31, 2021 was as follows:
COUNTERPARTY OVER THE COUNTER EXCHANGE TRADED TOTAL
BARC
Cash $ – $ 3,974,951 $ 3,974,951
CITG
Investment Companies 670,005 – 670,005
GSCO
Cash – 153,948 153,948
GSIN
Cash 1,130,000 – 1,130,000
JPMC
Investment Companies 2,154,404 – 2,154,404

AQR Funds | Semi-Annual Report | March 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR CORE PLUS BOND FUND
Schedule of Investments
March 31, 2021 (Unaudited)
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
LONG POSITIONS - 130.9%
CORPORATE BONDS - 30.1%
Aerospace & Defense - 0.2%
Hexcel Corp.
4.20%, 2/15/2027 (a) $ 140,000 146,667
Air Freight & Logistics - 0.5%
United Parcel Service, Inc.
5.30%, 4/1/2050 280,000 378,611
Auto Components - 0.3%
Lear Corp.
5.25%, 5/15/2049 170,000 198,645
Automobiles - 0.3%
Hyundai Capital America
1.80%, 10/15/2025 (b) 200,000 199,713
Banks - 2.4%
Bangko Sentral ng Pilipinas International Bond
(Philippines)
Series A, 8.60%, 6/15/2027 60,000 78,000
Bank of Montreal (Canada)
(USD Swap Semi 5 Year +
1.43%), 3.80%, 12/15/2032
(c) 287,000 315,078
Huntington Bancshares, Inc.
2.55%, 2/4/2030 190,000 190,349
Santander Holdings USA, Inc.
3.45%, 6/2/2025 200,000 214,126
SVB Financial Group
3.50%, 1/29/2025 390,000 420,896
Truist Bank
2.25%, 3/11/2030 430,000 419,294
Vnesheconombank (Russia)
6.80%, 11/22/2025 (b) 140,000 164,094
1,801,837
Building Products - 0.1%
Fortune Brands Home & Security, Inc.
3.25%, 9/15/2029 100,000 104,104
Capital Markets - 2.7%
Ameriprise Financial, Inc.
3.00%, 4/2/2025 200,000 212,714
Ares Capital Corp.
3.50%, 2/10/2023 700,000 729,865
Goldman Sachs Group, Inc. (The)
6.75%, 10/1/2037 110,000 154,740
6.25%, 2/1/2041 100,000 140,902
KKR Group Finance Co. III LLC
5.13%, 6/1/2044 (b) 190,000 230,998
Morgan Stanley
3.63%, 1/20/2027 460,000 504,479
1,973,698
Chemicals - 2.4%
Celanese US Holdings LLC
3.50%, 5/8/2024 100,000 107,217
Ecolab, Inc.
4.80%, 3/24/2030 390,000 466,224
Huntsman International LLC
4.50%, 5/1/2029 200,000 221,306
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
Chemicals - 2.4% (continued)
PPG Industries, Inc.
2.55%, 6/15/2030 $ 102,000 103,055
RPM International, Inc.
3.75%, 3/15/2027 800,000 880,135
1,777,937
Diversified Financial Services - 0.6%
GE Capital International Funding Co. Unlimited Co.
4.42%, 11/15/2035 400,000 458,446
Diversified Telecommunication Services - 0.2%
AT&T, Inc.
3.65%, 9/15/2059 (d) 180,000 163,968
Electric Utilities - 1.0%
Georgia Power Co.
Series A, 3.25%, 3/15/2051 100,000 95,166
NRG Energy, Inc.
3.75%, 6/15/2024 (b) 400,000 429,048
Southern California Edison Co.
Series B, 4.88%, 3/1/2049 160,000 184,873
709,087
Equity Real Estate Investment Trusts (REITs) - 0.6%
Equinix , Inc.
5.38%, 5/15/2027 158,000 169,914
Simon Property Group LP
3.25%, 9/13/2049 280,000 260,248
430,162
Food & Staples Retailing - 0.4%
Walmart, Inc.
4.05%, 6/29/2048 270,000 317,180
Gas Utilities - 0.4%
National Fuel Gas Co.
4.75%, 9/1/2028 298,000 328,456
Health Care Equipment & Supplies - 1.6%
Abbott Laboratories
4.90%, 11/30/2046 370,000 480,552
Edwards Lifesciences Corp.
4.30%, 6/15/2028 620,000 698,705
1,179,257
Health Care Providers & Services - 1.5%
Anthem, Inc.
4.63%, 5/15/2042 160,000 188,451
HCA, Inc.
5.00%, 3/15/2024 360,000 400,526
Humana, Inc.
4.95%, 10/1/2044 220,000 263,475
Montefiore Obligated Group
4.29%, 9/1/2050 200,000 203,577
Universal Health Services, Inc.
2.65%, 10/15/2030 (b) 100,000 96,552
1,152,581

AQR Funds | Semi-Annual Report | March 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR CORE PLUS BOND FUND
Schedule of Investments
March 31, 2021 (Unaudited)
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
Hotels, Restaurants & Leisure - 0.8%
Darden Restaurants, Inc.
3.85%, 5/1/2027 $ 62,000 67,459
Marriott International, Inc.
Series EE, 5.75%, 5/1/2025 460,000 527,662
595,121
Internet & Direct Marketing Retail - 0.8%
Booking Holdings, Inc.
4.63%, 4/13/2030 340,000 395,792
Expedia Group, Inc.
6.25%, 5/1/2025 (b) 198,000 228,952
624,744
Life Sciences Tools & Services - 0.6%
PerkinElmer, Inc.
3.30%, 9/15/2029 400,000 421,654
Metals & Mining - 0.6%
Corp. Nacional del Cobre de Chile (Chile)
6.15%, 10/24/2036 (b) 110,000 146,620
Kinross Gold Corp. (Canada)
5.95%, 3/15/2024 154,000 173,205
Teck Resources Ltd. (Canada)
6.25%, 7/15/2041 100,000 122,818
442,643
Multiline Retail - 0.9%
Kohl's Corp.
4.25%, 7/17/2025 310,000 339,306
Nordstrom, Inc.
8.75%, 5/15/2025 (b) 260,000 294,228
633,534
Oil, Gas & Consumable Fuels - 3.3%
Cenovus Energy, Inc. (Canada)
5.38%, 7/15/2025 120,000 134,810
6.75%, 11/15/2039 100,000 124,479
ConocoPhillips
6.50%, 2/1/2039 220,000 313,357
Devon Energy Corp.
5.00%, 6/15/2045 190,000 207,109
Hess Corp.
4.30%, 4/1/2027 310,000 337,683
HollyFrontier Corp.
5.88%, 4/1/2026 520,000 589,178
KazTransGas JSC (Kazakhstan)
4.38%, 9/26/2027 (b) 200,000 222,863
ONEOK, Inc.
4.95%, 7/13/2047 120,000 125,321
Petroleos Mexicanos (Mexico)
4.50%, 1/23/2026 20,000 19,856
6.50%, 3/13/2027 70,000 73,150
5.35%, 2/12/2028 70,000 68,068
6.63%, 6/15/2035 120,000 114,000
6.63%, 6/15/2038 10,000 9,080
6.50%, 6/2/2041 30,000 26,124
6.35%, 2/12/2048 90,000 74,934
7.69%, 1/23/2050 10,000 9,325
2,449,337
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
Road & Rail - 0.6%
Kansas City Southern
2.88%, 11/15/2029 $ 450,000 459,742
Semiconductors & Semiconductor Equipment - 2.8%
Broadcom Corp.
3.88%, 1/15/2027 289,000 313,919
Broadcom, Inc.
3.47%, 4/15/2034 (b) 321,000 322,930
Lam Research Corp.
4.00%, 3/15/2029 410,000 464,022
Micron Technology, Inc.
5.33%, 2/6/2029 390,000 458,548
NVIDIA Corp.
3.20%, 9/16/2026 97,000 105,763
Texas Instruments, Inc.
1.75%, 5/4/2030 440,000 419,543
2,084,725
Software - 0.3%
Adobe, Inc.
2.30%, 2/1/2030 230,000 232,439
Specialty Retail - 0.2%
Best Buy Co., Inc.
4.45%, 10/1/2028 130,000 148,135
Technology Hardware, Storage & Peripherals - 1.7%
Apple, Inc.
4.65%, 2/23/2046 150,000 186,004
Dell International LLC
6.02%, 6/15/2026 (b) 490,000 579,840
Xerox Corp.
4.38%, 3/15/2023 (a) 480,000 502,200
1,268,044
Textiles, Apparel & Luxury Goods - 1.0%
PVH Corp.
4.63%, 7/10/2025 200,000 219,754
Ralph Lauren Corp.
2.95%, 6/15/2030 320,000 329,860
Tapestry, Inc.
4.13%, 7/15/2027 150,000 162,781
712,395
Trading Companies & Distributors - 0.6%
Air Lease Corp.
2.88%, 1/15/2026 360,000 373,384
WW Grainger, Inc.
4.60%, 6/15/2045 62,000 74,498
447,882
Water Utilities - 0.1%
American Water Capital Corp.
3.75%, 9/1/2047 100,000 106,336
Wireless Telecommunication Services - 0.6%
Sprint Spectrum Co. LLC
4.74%, 3/20/2025 (b) 400,000 428,280
TOTAL CORPORATE BONDS
(Cost $21,976,823) 22,375,360

AQR Funds | Semi-Annual Report | March 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR CORE PLUS BOND FUND
Schedule of Investments
March 31, 2021 (Unaudited)
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
MORTGAGE-BACKED SECURITIES - 36.9%
UMBS, 15 Year, Single Family
TBA, 1.50%, 4/25/2036 $ 300,000 301,265
TBA, 2.00%, 4/25/2036 2,300,000 2,359,746
TBA, 2.50%, 4/25/2036 1,550,000 1,612,969
UMBS, 30 Year, Single Family
TBA, 1.50%, 4/25/2051 550,000 531,362
TBA, 2.00%, 4/25/2051 3,850,000 3,838,646
TBA, 2.50%, 4/25/2051 3,500,000 3,589,072
TBA, 3.00%, 4/25/2051 4,650,000 4,843,356
TBA, 3.50%, 4/25/2051 3,900,000 4,118,309
TBA, 4.00%, 4/25/2051 4,150,000 4,453,469
TBA, 4.50%, 4/25/2051 1,650,000 1,796,180
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $27,645,568) 27,444,374
FOREIGN GOVERNMENT SECURITIES - 18.4%
Buoni Poliennali del Tesoro
6.00%, 5/1/2031 (d) EUR 300,000 534,959
Canada Government Bond
2.25%, 6/1/2029 CAD 10,000 8,514
1.25%, 6/1/2030 8,180,000 6,396,699
Commonwealth of Australia
2.50%, 5/21/2030 (d) AUD 760,000 619,646
Dominican Republic Government Bond
7.45%, 4/30/2044 (b) $ 100,000 117,750
Federative Republic of Brazil
10.13%, 5/15/2027 120,000 169,621
8.25%, 1/20/2034 10,000 13,235
7.13%, 1/20/2037 30,000 36,688
Hungary Government Bond
5.75%, 11/22/2023 20,000 22,604
Japan Government Bond
0.10%, 6/20/2028 JPY 5,500,000 50,085
0.10%, 9/20/2028 8,600,000 78,261
0.10%, 12/20/2028 9,400,000 85,516
0.10%, 3/20/2029 8,450,000 76,855
0.10%, 6/20/2029 16,600,000 150,891
2.10%, 3/20/2030 15,300,000 163,444
0.60%, 12/20/2036 3,150,000 29,589
2.50%, 3/20/2038 149,950,000 1,822,761
2.40%, 9/20/2038 3,400,000 41,014
2.30%, 3/20/2039 2,400,000 28,610
2.30%, 3/20/2040 50,500,000 607,642
2.00%, 9/20/2040 58,850,000 682,011
Kingdom of Saudi Arabia
2.90%, 10/22/2025 (b) $ 200,000 212,000
Republic of Colombia
8.13%, 5/21/2024 180,000 214,447
Republic of Ecuador
0.50%, 7/31/2030 (a)(b) 50,000 29,125
0.50%, 7/31/2035 (a)(b) 30,000 13,650
Republic of El Salvador
6.38%, 1/18/2027 (b) 50,000 49,450
8.25%, 4/10/2032 (b) 20,000 20,680
Republic of Indonesia
2.95%, 1/11/2023 200,000 207,052
Republic of Poland
3.25%, 4/6/2026 20,000 22,122
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
FOREIGN GOVERNMENT SECURITIES - 18.4% (continued)
Republic of South Africa
4.88%, 4/14/2026 $ 210,000 220,500
Republic of Turkey
6.88%, 3/17/2036 170,000 160,948
Romania Government Bond
6.75%, 2/7/2022 (b) 110,000 115,775
4.00%, 2/14/2051 (b) 30,000 28,977
Russian Federation
5.25%, 6/23/2047 (b) 200,000 237,150
State of Qatar
9.75%, 6/15/2030 (b) 30,000 47,701
Sultanate of Oman Government Bond
6.75%, 1/17/2048 (b) 210,000 200,050
Ukraine Government Bond
7.75%, 9/1/2027 (b) 150,000 160,287
TOTAL FOREIGN GOVERNMENT SECURITIES
(Cost $14,008,154) 13,676,309
U.S. TREASURY OBLIGATIONS - 35.1%
U.S. Treasury Bonds
3.13%, 2/15/2043 280,000 317,833
2.88%, 5/15/2043 1,040,000 1,135,022
3.63%, 8/15/2043 190,000 232,646
3.75%, 11/15/2043 40,000 49,930
3.13%, 8/15/2044 200,000 227,070
2.50%, 2/15/2045 400,000 407,359
3.00%, 5/15/2045 680,000 756,075
2.75%, 8/15/2047 210,000 223,789
2.75%, 11/15/2047 700,000 746,293
3.13%, 5/15/2048 970,000 1,109,097
U.S. Treasury Notes
0.25%, 11/15/2023 18,930,000 18,918,169
1.63%, 5/15/2026 340,000 350,997
0.50%, 8/31/2027 1,420,000 1,348,944
0.50%, 10/31/2027 220,000 208,227
0.75%, 1/31/2028 40,000 38,319
2.88%, 5/15/2028 50,000 54,930
2.88%, 8/15/2028 20,000 21,984
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $26,407,347) 26,146,684
SHARES
SHORT-TERM INVESTMENTS - 10.4%
INVESTMENT COMPANIES - 10.4%
Goldman Sachs Financial Square
Funds - Treasury Instruments
Fund, 0.01% (1)(e)(f) 150,006 150,006
Limited Purpose Cash Investment
Fund, 0.01% (1)(e) 7,563,222 7,560,952
TOTAL SHORT-TERM INVESTMENTS
(COST $7,710,872) 7,710,958
TOTAL INVESTMENTS BEFORE TBA SALE
COMMITMENTS
(Cost $97,748,764) 97,353,685

AQR Funds | Semi-Annual Report | March 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR CORE PLUS BOND FUND
Schedule of Investments
March 31, 2021 (Unaudited)
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
TBA SALE COMMITMENTS - (5.3)%
MORTGAGE-BACKED SECURITIES - (5.3)%
UMBS, 15 Year, Single Family
TBA, 2.00%, 4/25/2036 $ (1,600,000) (1,641,563)
UMBS, 30 Year, Single Family
TBA, 1.50%, 4/25/2051 (50,000) (48,306)
TBA, 2.50%, 4/25/2051 (50,000) (51,272)
TBA, 3.00%, 4/25/2051 (300,000) (312,474)
TBA, 3.50%, 4/25/2051 (50,000) (52,799)
TBA, 4.00%, 4/25/2051 (1,700,000) (1,824,313)
TOTAL TBA SALE COMMITMENTS
(Proceeds $(3,931,760)) (3,930,727)
TOTAL INVESTMENTS NET OF TBA SALE
COMMITMENTS - 125.6%
(Cost $93,817,004) 93,422,958
LIABILITIES IN EXCESS OF OTHER
ASSETS - (25.6)% (g) (19,027,067)
NET ASSETS - 100.0% 74,395,891
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 592,248 0.8%
Consumer Discretionary 3,112,288 4.2
Consumer Staples 317,180 0.4
Energy 2,449,337 3.3
Financials 4,233,981 5.7
Foreign Government Securities 13,676,309 18.4
Health Care 2,753,491 3.7
Industrials 1,537,006 2.1
Information Technology 3,585,208 4.8
Materials 2,220,580 3.0
Mortgage-Backed Securities 23,513,647 31.6
Real Estate 430,162 0.6
U.S. Treasury Obligations 26,146,684 35.1
Utilities 1,143,879 1.5
Short-Term Investments 7,710,958 10.4
Total Investments In Securities
At Value 93,422,958 125.6
Liabilities in Excess of Other
Assets (g) (19,027,067) (25.6)
Net Assets
$ 74,395,891 100.0%
(a) Step bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a rating change made by a rating agency. The interest rate shown was the current rate as of March 31, 2021.
(b) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at March 31, 2021 amounted to $4,576,713, which represents approximately 6.15% of net assets of the fund.
(c) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2021.
(d) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At March 31, 2021, the value of these securities amounted to $1,318,573 or 1.77% of net assets.
(e) Represents 7-day effective yield as of March 31, 2021.
(f) All or a portion of the security pledged as collateral for forward foreign currency exchange contracts.
(g) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 4).
Credit default swap contracts outstanding - buy protection as of March 31, 2021:
Exchange Cleared
REFERENCE
ENTITY
FINANCING
RATE PAID
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PAYMENTS
(RECEIPTS)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Federative Republic of
Brazil,
4.25%, 1/7/2025 1.00 % Quarterly 6/20/2026 2.23 % USD 300,000 $ 15,982 $ 1,389 $ 17,371
Markit CDX Emerging
Markets Index Series 35.V1 1.00 Quarterly 6/20/2026 1.85 USD 4,440,000 154,116 29,577 183,693
Republic of Colombia,
10.38%, 1/28/2033 1.00 Quarterly 6/20/2026 1.34 USD 400,000 5,216 1,590 6,806
Russian Federation,
2.25%, 3/31/2030 1.00 Quarterly 6/20/2026 1.11 USD 800,000 5,601 (1,286) 4,315
180,915 31,270 212,185
Kingdom of Saudi Arabia,
2.38%, 10/26/2021 1.00 % Quarterly 6/20/2026 0.70 % USD 600,000 $ (8,837) $ (4) $ (8,841)
Kingdom of Thailand,
1.45%, 5/20/2015 1.00 Quarterly 6/20/2026 0.41 USD 3,600,000 (106,063) (4,610) (110,673)

AQR Funds | Semi-Annual Report | March 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR CORE PLUS BOND FUND
Schedule of Investments
March 31, 2021 (Unaudited)
REFERENCE
ENTITY
FINANCING
RATE PAID
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PAYMENTS
(RECEIPTS)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Markit CDX North America
Investment Grade Index
Series 36.V1 1.00 % Quarterly 6/20/2026 0.54 % USD 8,770,000 $ (188,962) $ (18,534) $ (207,496)
Republic of Peru,
8.75%, 11/21/2033 1.00 Quarterly 6/20/2026 0.83 USD 600,000 (5,865) 562 (5,303)
Republic of Philippines,
10.63%, 3/16/2025 1.00 Quarterly 6/20/2026 0.46 USD 2,600,000 (72,924) (458) (73,382)
(382,651) (23,044) (405,695)
$ (201,736) $ 8,226 $ (193,510)
Credit default swap contracts outstanding - sell protection as of March 31, 2021 :
Exchange Cleared
REFERENCE
ENTITY
FINANCING
RATE
RECEIVED
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PAYMENTS
(RECEIPTS)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Markit CDX North America
High Yield Index Series
35.V1 5.00 % Quarterly 12/20/2025 2.88 % USD 688,000 $ 60,659 $ 2,723 $ 63,382
Markit CDX North America
High Yield Index Series
36.V1 5.00 Quarterly 6/20/2026 3.08 USD 172,000 14,629 960 15,589
Penerbangan Malaysia
Bhd.,
5.63%, 3/15/2016 1.00 Quarterly 6/20/2026 0.45 USD 2,000,000 56,200 520 56,720
People's Republic of China,
7.50%, 10/28/2027 1.00 Quarterly 6/20/2026 0.35 USD 2,000,000 66,973 613 67,586
Republic of Chile,
3.24%, 2/6/2028 1.00 Quarterly 6/20/2026 0.59 USD 100,000 2,170 (56) 2,114
Republic of Indonesia,
3.70%, 1/8/2022 1.00 Quarterly 6/20/2026 0.89 USD 1,600,000 11,024 (1,795) 9,229
Republic of Italy,
6.88%, 9/27/2023 1.00 Quarterly 6/20/2026 0.75 USD 1,300,000 15,197 1,546 16,743
Republic of Korea,
2.75%, 1/19/2027 1.00 Quarterly 6/20/2026 0.23 USD 1,000,000 39,854 446 40,300
266,706 4,957 271,663
Republic of South Africa,
5.88%, 9/16/2025 1.00 % Quarterly 6/20/2026 2.33 % USD 400,000 $ (24,695) $ (1,260) $ (25,955)
United Mexican States,
4.15%, 3/28/2027 1.00 Quarterly 6/20/2026 1.14 USD 800,000 (6,361) 713 (5,648)
(31,056) (547) (31,603)
$ 235,650 $ 4,410 $ 240,060
Forward effective interest rate swap contracts outstanding as of March 31, 2021:
Exchange Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 3M BBR Qtrly 1.50% Semi 9/16/2026 NZD 400,000 $ 4,744 $ (2,070) $ 2,674
Pay 3M STIBOR Qtrly 1.00% Annual 9/17/2031 SEK 10,400,000 13,740 3,108 16,848
Pay 6M BBR Semi 2.00% Semi 9/11/2031 AUD 400,000 1,532 (1,090) 442
Pay 6M NIBOR Semi 2.00% Annual 9/17/2031 NOK 8,600,000 9,938 (4,004) 5,934
Pay 6M PRIBOR Semi 1.50% Annual 9/20/2023 CZK 15,200,000 2,446 3 2,449
Receive 3M BA Qtrly 1.25% Semi 9/15/2031 CAD 3,900,000 217,226 58,464 275,690
Receive 3M BBR Qtrly 0.00% Qtrly 6/08/2023 AUD 25,900,000 8,990 71,936 80,926

AQR Funds | Semi-Annual Report | March 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR CORE PLUS BOND FUND
Schedule of Investments
March 31, 2021 (Unaudited)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 3M BBR Qtrly 0.00% Qtrly 6/14/2023 NZD 400,000 $ – $ 2,903 $ 2,903
Receive 3M BBR Qtrly 0.00% Qtrly 9/07/2023 AUD 2,800,000 10,604 1,064 11,668
Receive 3M BBR Qtrly 1.50% Semi 9/10/2031 NZD 400,000 8,474 6,850 15,324
Receive 3M BBR Qtrly 2.00% Semi 9/10/2031 NZD 900,000 4,334 1,022 5,356
Receive 3M HIBOR Qtrly 0.50% Qtrly 9/20/2023 HKD 12,800,000 (2,677) 2,946 269
Receive 3M LIBOR Qtrly 0.25% Qtrly 6/16/2023 USD 37,200,000 (5,092) 61,486 56,394
Receive 3M LIBOR Qtrly 0.25% Semi 9/15/2023 USD 6,400,000 12,206 8,022 20,228
Receive 6M BUBOR Semi 1.00% Annual 6/21/2023 HUF 244,100,000 – 9,123 9,123
Receive 6M BUBOR Semi 1.50% Annual 9/20/2023 HUF 1,054,300,000 5,564 11,335 16,899
Receive 6M EURIBOR Semi 0.75% Annual 9/15/2023 EUR 15,700,000 104,149 (373) 103,776
Receive 6M EURIBOR Semi 0.5% Annual 9/15/2026 EUR 7,300,000 115,665 (10,473) 105,192
Receive 6M LIBOR Semi 0.25% Semi 6/16/2023 GBP 600,000 (1,547) 3,052 1,505
Receive 6M LIBOR Semi 0.00% Semi 6/17/2026 JPY 1,118,500,000 (17,624) 28,268 10,644
Receive 6M LIBOR Semi 0.00% Semi 9/16/2026 JPY 1,288,700,000 27,985 (10,244) 17,741
Receive 6M LIBOR Semi 0.25% Semi 6/16/2031 GBP 3,000,000 177,120 160,809 337,929
Receive 6M LIBOR Semi 0.50% Semi 6/16/2031 GBP 100,000 860 7,067 7,927
Receive 6M LIBOR Semi 0.00% Semi 6/18/2031 CHF 800,000 (21,876) 25,801 3,925
Receive 6M LIBOR Semi 0.25% Semi 9/15/2031 GBP 7,500,000 799,918 79,800 879,718
Receive 6M LIBOR Semi 1.00% Semi 9/15/2031 GBP 700,000 14,861 (2,673) 12,188
Receive 6M LIBOR Semi 0.00% Semi 9/17/2031 CHF 1,100,000 6,479 3,169 9,648
Receive 6M NIBOR Semi 1.50% Annual 9/16/2026 NOK 32,800,000 10,625 6,832 17,457
Receive 6M NIBOR Semi 1.00% Semi 6/18/2031 NOK 19,200,000 – 185,988 185,988
Receive 6M NIBOR Semi 1.50% Annual 9/17/2031 NOK 22,800,000 87,509 20,287 107,796
Receive 6M SOR Semi 0.50% Semi 6/21/2023 SGD 5,200,000 (12,307) 16,765 4,458
Receive 6M SOR Semi 0.50% Semi 9/20/2023 SGD 5,500,000 8,969 2,789 11,758
Receive 6M WIBOR Semi 0.50% Semi 6/21/2023 PLN 13,400,000 (12,668) 19,295 6,627
Receive 6M WIBOR Semi 0.50% Annual 9/20/2023 PLN 8,600,000 4,451 5,006 9,457
1,584,598 772,263 2,356,861
Pay 1M TIIE Monthly 5.00% Monthly 9/13/2023 MXN 39,600,000 (19,693) 1,573 (18,120)
Pay 3M BA Qtrly 0.75% Semi 9/13/2023 CAD 9,400,000 (15,971) 6,972 (8,999)
Pay 3M BA Qtrly 1.00% Semi 9/14/2026 CAD 3,100,000 (72,360) (3,868) (76,228)
Pay 3M BBR Qtrly 0.50% Semi 9/13/2023 NZD 1,700,000 (4,936) 2,673 (2,263)
Pay 3M BBR Qtrly 1.00% Semi 9/16/2026 NZD 1,400,000 (9,120) (5,408) (14,528)
Pay 3M BBR Qtrly 1.00% Semi 6/11/2031 NZD 100,000 – (6,638) (6,638)
Pay 3M CD_KSDA Qtrly 1.00% Qtrly 9/20/2023 KRW 6,823,700,000 (13,880) (15,577) (29,457)
Pay 3M JIBAR Qtrly 4.00% Qtrly 6/21/2023 ZAR 6,700,000 (4,099) (1,511) (5,610)
Pay 3M JIBAR Qtrly 4.50% Qtrly 9/20/2023 ZAR 37,000,000 (8,800) (10,372) (19,172)
Pay 3M LIBOR Qtrly 0.50% Semi 6/16/2026 USD 9,200,000 (21,034) (266,299) (287,333)
Pay 3M LIBOR Qtrly 0.50% Semi 9/15/2026 USD 2,300,000 (58,596) (25,216) (83,812)
Pay 3M LIBOR Qtrly 0.75% Semi 6/16/2031 USD 3,400,000 (262,707) (82,044) (344,751)
Pay 3M LIBOR Qtrly 1.00% Semi 9/15/2031 USD 200,000 (14,011) (2,691) (16,702)
Pay 3M STIBOR Qtrly 0.00% Annual 9/20/2023 SEK 38,500,000 (7,828) 2,045 (5,783)
Pay 3M STIBOR Qtrly 0.50% Annual 9/17/2031 SEK 8,800,000 (26,025) (9,210) (35,235)
Pay 6M BBR Semi 0.50% Semi 6/11/2026 AUD 7,900,000 17,272 (164,318) (147,046)
Pay 6M BBR Semi 1.00% Semi 6/12/2031 AUD 1,500,000 (95,647) (862) (96,509)
Pay 6M BBR Semi 1.50% Semi 9/11/2031 AUD 400,000 (10,392) (3,279) (13,671)
Pay 6M EURIBOR Semi 0.5% Annual 9/15/2023 EUR 3,100,000 (6,582) 4,478 (2,104)
Pay 6M EURIBOR Semi 0.25% Annual 9/15/2031 EUR 6,400,000 (250,624) (38,737) (289,361)
Pay 6M LIBOR Semi 0.00% Semi 6/16/2023 GBP 13,000,000 (78,191) (43,909) (122,100)
Pay 6M LIBOR Semi 0.00% Semi 9/15/2023 GBP 7,200,000 (78,875) (3,118) (81,993)
Pay 6M LIBOR Semi 0.00% Semi 6/16/2026 GBP 700,000 (12,497) (22,990) (35,487)
Pay 6M LIBOR Semi 0.5% Annual 6/17/2026 CHF 3,300,000 1,708 (22,449) (20,741)
Pay 6M LIBOR Semi 0.00% Semi 9/15/2026 GBP 12,700,000 (549,260) (143,314) (692,574)
Pay 6M LIBOR Semi 0.5% Annual 9/16/2026 CHF 4,800,000 (49,307) 8,200 (41,107)
Pay 6M LIBOR Semi 0.00% Semi 6/18/2031 JPY 659,100,000 (33,463) (66,077) (99,540)
Pay 6M LIBOR Semi 0.00% Semi 9/17/2031 JPY 770,000,000 (133,135) 7,640 (125,495)
Pay 6M NIBOR Semi 0.50% Annual 6/21/2023 NOK 83,600,000 (38,722) (51,268) (89,990)

AQR Funds | Semi-Annual Report | March 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR CORE PLUS BOND FUND
Schedule of Investments
March 31, 2021 (Unaudited)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 6M NIBOR Semi 1.00% Annual 9/20/2023 NOK 144,700,000 $ 4,367 $ (34,154) $ (29,787)
Pay 6M PRIBOR Semi 0.50% Annual 6/21/2023 CZK 11,100,000 (2,343) (4,168) (6,511)
Pay 6M PRIBOR Semi 1.00% Annual 6/21/2023 CZK 136,000,000 14,743 (32,707) (17,964)
Receive 3M BA Qtrly 0.75% Qtrly 6/14/2023 CAD 200,000 (564) 380 (184)
Receive 3M BBR Qtrly 0.50% Qtrly 9/07/2023 AUD 500,000 (1,567) (132) (1,699)
Receive 3M HIBOR Qtrly 0.50% Qtrly 6/21/2023 HKD 8,500,000 (4,189) 2,699 (1,490)
Receive 3M STIBOR Qtrly 0.50% Annual 9/16/2026 SEK 52,600,000 (30,964) 3,732 (27,232)
Receive 6M LIBOR Semi 0.00% Semi 6/21/2023 JPY 457,900,000 (2,407) 318 (2,089)
Receive 6M LIBOR Semi 0.5% Semi 6/21/2023 CHF 4,000,000 (13,883) 2,346 (11,537)
Receive 6M LIBOR Semi 0.5% Semi 9/20/2023 CHF 6,300,000 (12,777) (1,616) (14,393)
Receive 6M LIBOR Semi 0.00% Semi 9/20/2023 JPY 551,000,000 (1,985) (96) (2,081)
(1,908,344) (1,018,972) (2,927,316)
$ (323,746) $ (246,709) $ (570,455)
Abbreviations:
1M: 1 Month
3M: 3 Month
6M: 6 Month
Qtrly : Quarterly
Semi: Semi-Annually
Annual: Annually
(a) Floating rate indices at March 31, 2021 were as follows:
1 Month Mexico Equilibrium Interbank Interest Rate (''TIIE''): 4.29%
3 Month Australian Bank-Bill Reference Rate (''BBR''): 0.04%
3 Month Canadian Bankers’ Acceptance Rate (''BA''): 0.44%
3 Month Hong Kong Interbank Offered Rate (''HIBOR''): 0.23%
3 Month Johannesburg Interbank Agreed Rate (''JIBAR''): 3.68%
3 Month Korean Certificate of Deposit (''CD_KSDA''): 0.75%
3 Month London Interbank Offered Rate (''LIBOR''): 0.19%
3 Month Stockholm Interbank Offered Rate (''STIBOR''): (0.02)%
6 Month Australian Bank-Bill Reference Rate (''BBR''): 0.09%
6 Month Budapest Interbank Offered Rate (''BUBOR''): 0.85%
6 Month Euro Interbank Offered Rate (''EURIBOR''): (0.51)%
6 Month London Interbank Offered Rate (''LIBOR''): 0.21%
6 Month Norwegian Interbank Offered Rate (''NIBOR''): 0.43%
6 Month Prague Interbank Offered Rate (''PRIBOR''): 0.43%
6 Month Singapore Swap Offered Rate (''SOR''): 0.34%
6 Month Warsaw Interbank Offered Rate (''WIBOR''): 0.15%

AQR Funds | Semi-Annual Report | March 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR CORE PLUS BOND FUND
Schedule of Investments
March 31, 2021 (Unaudited)
Futures contracts outstanding as of March 31, 2021:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Japan 10 Year Bond 1 6/2021 JPY $ 1,365,184 $ 2,809
U.S. Treasury 10 Year Note 90 6/2021 USD 11,784,375 (237,882)
U.S. Treasury 2 Year Note 54 6/2021 USD 11,919,234 (11,586)
U.S. Treasury 5 Year Note 31 6/2021 USD 3,825,352 (39,877)
(286,536)
Short Contracts
Euro-Bund (37) 6/2021 EUR (7,431,822) 23,432
Euro-OAT (30) 6/2021 EUR (5,697,563) 15,396
Long Gilt (44) 6/2021 GBP (7,739,405) 82,393
U.S. Treasury Ultra Bond (1) 6/2021 USD (181,219) 1,748
122,969
$ (163,567)
Forward foreign currency contracts outstanding as of March 31, 2021:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 7,500 USD 5,696 CITI 6/16/2021 $ 2
AUD 7,500 USD 5,696 JPMC 6/16/2021 2
BRL 477,253 USD 82,685 CITI
**
6/16/2021 1,671
BRL 477,251 USD 82,685 JPMC
**
6/16/2021 1,671
CAD 2,246,000 USD 1,774,804 CITI 6/16/2021 12,585
CAD 1,002,000 USD 793,196 JPMC 6/16/2021 4,206
CLP 26,250,001 USD 35,982 CITI
**
6/16/2021 471
CLP 26,250,000 USD 35,982 JPMC
**
6/16/2021 471
INR 28,002,565 USD 376,102 CITI
**
6/16/2021 2,133
INR 28,002,563 USD 376,103 JPMC
**
6/16/2021 2,133
KRW 27,588,500 USD 24,372 CITI
**
6/16/2021 92
KRW 27,588,500 USD 24,372 JPMC
**
6/16/2021 93
MXN 13,093,000 USD 627,715 CITI 6/16/2021 7,726
MXN 13,093,000 USD 627,716 JPMC 6/16/2021 7,725
NOK 609,000 USD 70,479 CITI 6/16/2021 720
NOK 609,000 USD 70,479 JPMC 6/16/2021 720
PHP 800,000 USD 16,340 CITI
**
6/16/2021 31
PHP 800,000 USD 16,340 JPMC
**
6/16/2021 31
RUB 2,000,000 USD 26,193 CITI
**
6/16/2021 37
RUB 2,000,000 USD 26,193 JPMC
**
6/16/2021 37
USD 1,292,639 AUD 1,652,916 CITI 6/16/2021 36,767
USD 1,292,634 AUD 1,652,912 JPMC 6/16/2021 36,765
USD 76,132 BRL 424,500 CITI
**
6/16/2021 1,101
USD 76,132 BRL 424,500 JPMC
**
6/16/2021 1,100
USD 1,410,821 CAD 1,762,627 CITI 6/16/2021 8,105
USD 1,299,233 CAD 1,622,624 JPMC 6/16/2021 7,934
USD 1,077,873 CHF 975,500 CITI 6/16/2021 43,687
USD 1,077,828 CHF 975,500 JPMC 6/16/2021 43,642
USD 34,979 CLP 25,000,000 CITI
**
6/16/2021 262
USD 34,979 CLP 25,000,000 JPMC
**
6/16/2021 262
USD 161,958 COP 585,000,000 CITI
**
6/16/2021 2,519
USD 161,958 COP 585,000,000 JPMC
**
6/16/2021 2,519

AQR Funds | Semi-Annual Report | March 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR CORE PLUS BOND FUND
Schedule of Investments
March 31, 2021 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 393,865 CZK 8,500,000 CITI 6/16/2021 $ 11,910
USD 393,864 CZK 8,500,000 JPMC 6/16/2021 11,910
USD 1,549,687 EUR 1,274,555 CITI 6/16/2021 52,692
USD 1,549,678 EUR 1,274,549 JPMC 6/16/2021 52,690
USD 550,307 GBP 396,504 CITI 6/16/2021 3,564
USD 550,295 GBP 396,496 JPMC 6/16/2021 3,563
USD 111,526 HUF 33,000,000 CITI 6/16/2021 4,784
USD 111,526 HUF 33,000,000 JPMC 6/16/2021 4,784
USD 121,583 IDR 1,750,000,001 CITI
**
6/16/2021 2,674
USD 121,583 IDR 1,749,999,999 JPMC
**
6/16/2021 2,674
USD 329,166 ILS 1,080,000 CITI 6/16/2021 5,788
USD 329,166 ILS 1,080,000 JPMC 6/16/2021 5,787
USD 285,297 INR 21,000,000 CITI
**
6/16/2021 1,647
USD 285,297 INR 21,000,000 JPMC
**
6/16/2021 1,646
USD 2,363,506 JPY 249,963,449 CITI 6/16/2021 104,439
USD 2,363,503 JPY 249,963,448 JPMC 6/16/2021 104,436
USD 37,017 KRW 41,700,500 CITI
**
6/16/2021 38
USD 37,017 KRW 41,700,500 JPMC
**
6/16/2021 38
USD 961,048 NOK 8,120,019 CITI 6/16/2021 11,726
USD 961,046 NOK 8,120,017 JPMC 6/16/2021 11,724
USD 1,653,563 NZD 2,294,500 CITI 6/16/2021 51,369
USD 1,653,561 NZD 2,294,500 JPMC 6/16/2021 51,367
USD 120,103 PHP 5,850,000 CITI
**
6/16/2021 392
USD 120,103 PHP 5,850,000 JPMC
**
6/16/2021 391
USD 300,497 PLN 1,141,000 CITI 6/16/2021 11,672
USD 300,497 PLN 1,141,000 JPMC 6/16/2021 11,671
USD 6,687 RUB 500,000 CITI
**
6/16/2021 129
USD 6,687 RUB 500,000 JPMC
**
6/16/2021 129
USD 636,209 SGD 845,001 CITI 6/16/2021 8,263
USD 636,207 SGD 844,999 JPMC 6/16/2021 8,263
USD 31,765 ZAR 472,500 CITI 6/17/2021 67
USD 31,765 ZAR 472,500 JPMC 6/17/2021 67
ZAR 6,285,130 USD 414,594 CITI 6/17/2021 7,046
ZAR 6,285,123 USD 414,594 JPMC 6/17/2021 7,045
Total unrealized appreciation 783,605
AUD 3,426,591 USD 2,686,958 CITI 6/16/2021 (83,461)
AUD 3,426,582 USD 2,686,954 JPMC 6/16/2021 (83,464)
BRL 1,695,749 USD 307,971 CITI
**
6/16/2021 (8,243)
BRL 1,695,747 USD 307,971 JPMC
**
6/16/2021 (8,244)
CAD 902,378 USD 721,482 CITI 6/16/2021 (3,362)
CAD 452,378 USD 361,496 JPMC 6/16/2021 (1,490)
CHF 213,500 USD 228,686 CITI 6/16/2021 (2,342)
CHF 213,500 USD 228,686 JPMC 6/16/2021 (2,342)
CLP 48,750,001 USD 68,843 CITI
**
6/16/2021 (1,145)
CLP 48,749,998 USD 68,843 JPMC
**
6/16/2021 (1,145)
COP 120,000,000 USD 33,562 CITI
**
6/16/2021 (856)
COP 120,000,000 USD 33,562 JPMC
**
6/16/2021 (856)
EUR 1,505,503 USD 1,828,605 CITI 6/16/2021 (60,356)
EUR 1,505,497 USD 1,828,600 JPMC 6/16/2021 (60,358)
GBP 352,504 USD 491,177 CITI 6/16/2021 (5,106)
GBP 352,496 USD 491,166 JPMC 6/16/2021 (5,106)
HUF 26,802,000 USD 90,551 CITI 6/16/2021 (3,856)
HUF 26,802,000 USD 90,551 JPMC 6/16/2021 (3,857)
IDR 150,000,000 USD 10,519 CITI
**
6/16/2021 (327)
IDR 150,000,000 USD 10,519 JPMC
**
6/16/2021 (327)
ILS 255,000 USD 77,290 CITI 6/16/2021 (936)
ILS 255,000 USD 77,290 JPMC 6/16/2021 (937)
INR 46,670,940 USD 633,430 CITI
**
6/16/2021 (3,037)

AQR Funds | Semi-Annual Report | March 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR CORE PLUS BOND FUND
Schedule of Investments
March 31, 2021 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
INR 46,670,932 USD 633,430 JPMC
**
6/16/2021 $ (3,038)
JPY 130,409,714 USD 1,206,312 CITI 6/16/2021 (27,723)
JPY 74,476,715 USD 690,232 JPMC 6/16/2021 (17,142)
KRW 614,759,504 USD 551,597 CITI
**
6/16/2021 (6,441)
KRW 614,759,496 USD 551,598 JPMC
**
6/16/2021 (6,442)
MXN 244,500 USD 11,875 CITI 6/16/2021 (9)
MXN 244,500 USD 11,875 JPMC 6/16/2021 (9)
NOK 4,472,500 USD 527,461 CITI 6/16/2021 (4,575)
NOK 4,472,500 USD 527,462 JPMC 6/16/2021 (4,576)
NZD 688,000 USD 499,475 CITI 6/16/2021 (19,061)
NZD 688,000 USD 499,476 JPMC 6/16/2021 (19,062)
PLN 558,000 USD 149,665 CITI 6/16/2021 (8,417)
PLN 558,000 USD 149,666 JPMC 6/16/2021 (8,417)
RUB 6,500,000 USD 86,973 CITI
**
6/16/2021 (1,726)
RUB 6,500,000 USD 86,973 JPMC
**
6/16/2021 (1,726)
SEK 1,162,000 USD 139,214 CITI 6/16/2021 (6,072)
SEK 1,162,000 USD 139,214 JPMC 6/16/2021 (6,072)
SGD 45,000 USD 33,574 CITI 6/16/2021 (133)
SGD 45,000 USD 33,574 JPMC 6/16/2021 (133)
TWD 5,900,000 USD 214,571 CITI
**
6/16/2021 (5,721)
TWD 5,900,000 USD 214,571 JPMC
**
6/16/2021 (5,721)
USD 627,668 AUD 828,000 CITI 6/16/2021 (1,440)
USD 39,289 BRL 227,000 CITI
**
6/16/2021 (834)
USD 39,289 BRL 227,000 JPMC
**
6/16/2021 (834)
USD 3,932,349 CAD 4,965,877 CITI 6/16/2021 (19,544)
USD 3,854,419 CAD 4,867,872 JPMC 6/16/2021 (19,481)
USD 21,680 COP 80,000,000 CITI
**
6/16/2021 (124)
USD 21,680 COP 80,000,000 JPMC
**
6/16/2021 (124)
USD 40,479 INR 3,000,000 CITI
**
6/16/2021 (43)
USD 40,479 INR 3,000,000 JPMC
**
6/16/2021 (43)
USD 136,429 KRW 154,703,000 CITI
**
6/16/2021 (759)
USD 136,429 KRW 154,703,000 JPMC
**
6/16/2021 (759)
USD 283,106 MXN 5,878,000 CITI 6/16/2021 (2,170)
USD 283,106 MXN 5,878,000 JPMC 6/16/2021 (2,170)
USD 44,267 NOK 379,482 CITI 6/16/2021 (99)
USD 44,267 NOK 379,482 JPMC 6/16/2021 (98)
USD 16,409 NZD 23,500 CITI 6/16/2021 (1)
USD 16,409 NZD 23,500 JPMC 6/16/2021 (1)
USD 117,102 PHP 5,750,000 CITI
**
6/16/2021 (563)
USD 117,102 PHP 5,750,000 JPMC
**
6/16/2021 (563)
USD 11,215 PLN 44,500 CITI 6/16/2021 (50)
USD 11,215 PLN 44,500 JPMC 6/16/2021 (50)
USD 107,618 TWD 3,050,000 CITI
**
6/16/2021 (347)
USD 107,618 TWD 3,050,000 JPMC
**
6/16/2021 (347)
USD 59,879 ZAR 912,000 CITI 6/17/2021 (1,302)
USD 59,879 ZAR 912,000 JPMC 6/17/2021 (1,302)
ZAR 1,756,874 USD 119,092 CITI 6/17/2021 (1,232)
ZAR 1,756,873 USD 119,092 JPMC 6/17/2021 (1,232)
Total unrealized depreciation (548,881)
Net unrealized appreciation $ 234,724
** Non-deliverable forward.

AQR Funds | Semi-Annual Report | March 2021
The accompanying notes are an integral part of these financial statements.
AQR CORE PLUS BOND FUND
Schedule of Investments
March 31, 2021 (Unaudited)
Collateral pledged to, or (received from), each counterparty at March 31, 2021 was as follows:
COUNTERPARTY OVER THE COUNTER
EXCHANGE TRADED/
EXCHANGE CLEARED TOTAL
CITG
Cash $ – $ 1,271,767 $ 1,271,767
CITI
Cash (40,001) – (40,001)
Investment Companies 150,006 – 150,006
CRSU
Cash – 229,516 229,516
JPMC
Cash 386,238 – 386,238
JPMS
Cash – 2,956,545 2,956,545
MSCS
Cash 110,000 – 110,000

Schedule of Investments
AQR Funds | Semi-Annual Report | March 2021
The accompanying notes are an integral part of these financial statements.
March 31, 2021 (Unaudited)
Abbreviations
ADR - American Depositary Receipt
FDR - Fiduciary Depositary Receipt
GDR - Global Depositary Receipt
NVDR - Non-Voting Depositary Receipt
OYJ - Public Traded Company
PJSC - Public Joint Stock Company
Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference.  Preference shares may also have liquidation preference.
REIT - Real Estate Investment Trust
SCA - Limited partnership with share capital
TBA - To Be Announced; Security is subject to delayed delivery.
UMBS - Uniform Mortgage-Backed Securities
Currencies
AUD - Australian Dollar
BRL - Brazilian Real
CAD - Canadian Dollar
CHF - Swiss Franc
CLP - Chilean Peso
COP - Colombian Peso
CZK - Czech Republic Koruna
DKK - Danish Krone
EUR - Euro
GBP - British Pound
HKD - Hong Kong Dollar
HUF - Hungarian Forint
IDR - Indonesian Rupiah
ILS - Israeli Shekel
INR - Indian Rupee
JPY - Japanese Yen
KRW - Korean Won
MXN - Mexican Peso
NOK - Norwegian Krone
NZD - New Zealand Dollar
PHP - Philippine Peso
PLN - Poland Zloty
RUB - Russian Ruble
SEK - Swedish Krona
SGD - Singapore Dollar
TWD - New Taiwan Dollar
USD - United States Dollar
ZAR - South African Rand
The following abbreviations are used for counterparty descriptions:
BARC - Barclays Capital, Inc.
CITG - Citigroup Global Markets, Inc.
CITI - Citibank NA
CRSU - Credit Suisse Securities (USA) LLC
GSCO - Goldman Sachs & Co.
GSIN - Goldman Sachs International
JPMC - J.P. Morgan Chase Bank, NA
JPMS - J.P. Morgan Securities LLC
MSCS - Morgan Stanley Capital Services LLC
The following reference rates, and their values as of period-end, are used for security descriptions:
1 Month London Interbank Offered Rate (“LIBOR”): 0.11%
3 Month London Interbank Offered Rate (“LIBOR”) - USD: 0.19%
6 Month London Interbank Offered Rate (“LIBOR”) - CHF: (0.71)%
6 Month London Interbank Offered Rate (“LIBOR”) - GBP: 0.11%
6 Month London Interbank Offered Rate (“LIBOR”) - JPY: (0.04)%
Euro Interbank Offered Rate (“EURIBOR”): (0.56)%
Stockholm Interbank Offered Rate (“STIBOR”): (0.06)%

Statements of Assets and Liabilities

AQR Funds | Semi-Annual Report | March 2021
The accompanying notes are an integral part of these financial statements.
March 31, 2021 (Unaudited)
AQR LARGE CAP
MULTI-STYLE
FUND
AQR SMALL CAP
MULTI-STYLE
FUND
AQR
INTERNATIONAL
MULTI-STYLE
FUND
AQR EMERGING
MULTI-STYLE
II FUND
(FORMERLY
KNOWN AS AQR
TM EMERGING
MULTI-STYLE
FUND)
ASSETS:
Investments in securities of unaffiliated issuers, at cost ........... $ 892,132,964 $ 94,070,908 $ 378,367,485 $ 431,396,957
Investments in securities of unaffiliated issuers, at value* .......... $ 1,415,484,332 $ 147,551,085 $ 497,342,591 $ 645,988,857
Cash ................................................. 2,787 2,026 124 —
Cash denominated in foreign currencies
‡
...................... — — 1,351,607 2,069,827
Deposits with brokers for futures contracts ..................... 10,489,800 92,538 1,450,768 1,483,494
Variation margin on futures contracts ......................... 854,418 20,113 — 133,970
Receivables:
Securities sold ....................................... 125,924,334 — — —
Foreign tax reclaims ................................... — — 1,444,432 —
Dividends ........................................... 984,420 64,364 2,442,437 2,271,528
Capital shares sold .................................... 646,912 20,825 315,851 409,407
Prepaid expenses ....................................... 89,244 39,377 52,540 52,792
Total Assets 1,554,476,247 147,790,328 504,400,350 652,409,875
LIABILITIES:
Due to custodian ........................................ — — — 1,637
Variation margin on futures contracts ......................... — — 90,620 —
Payables: – – – –
Securities purchased ................................... 17,076,331 — — —
Collateral received on securities loaned ..................... 1,014,848 2,720,175 — 1,202,723
Accrued investment advisory fees ......................... 305,003 40,352 143,871 258,566
Accrued distribution fees—Class N ........................ 2,818 1,973 1,264 820
Accrued Trustee fees .................................. — 819 — —
Capital shares redeemed ............................... 567,146 95,284 186,756 369,601
Other accrued expenses and liabilities ........................ 216,735 69,841 97,842 295,978
Total Liabilities 19,182,881 2,928,444 520,353 2,129,325
Net Assets $ 1,535,293,366 $ 144,861,884 $ 503,879,997 $ 650,280,550
NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares) ............................................... $ 918,332,447 $ 91,218,071 $ 390,928,739 $ 452,579,083
Total distributable earnings (loss) ........................... 616,960,919 53,643,813 112,951,258 197,701,467
Net Assets $ 1,535,293,366 $ 144,861,884 $ 503,879,997 $ 650,280,550
NET ASSETS:
Class I ............................................... $ 311,329,866 $ 68,436,678 $ 80,866,443 $ 68,710,573
Class N ............................................... 13,448,528 10,888,473 6,075,500 4,398,559
Class R6 .............................................. 1,210,514,972 65,536,733 416,938,054 577,171,418
SHARES OUTSTANDING: – – – –
Class I ............................................... 15,904,175 3,762,907 6,312,631 5,368,954
Class N ............................................... 682,503 599,956 475,155 342,634
Class R6 .............................................. 61,910,222 3,599,969 32,606,706 45,099,954
NET ASSET VALUE: – – – –
Class I ............................................... $ 19.58 $ 18.19 $ 12.81 $ 12.80
Class N ............................................... $ 19.70 $ 18.15 $ 12.79 $ 12.84
Class R6 .............................................. $ 19.55 $ 18.20 $ 12.79 $ 12.80
* Includes market value of securities out on loan ................ $ 995,309 $ 2,630,155 $ — $ 1,521,113
‡
Cash denominated in foreign currencies, at cost ............... $ — $ — $ 1,358,511 $ 2,044,677

Statements of Assets and Liabilities

AQR Funds | Semi-Annual Report | March 2021
The accompanying notes are an integral part of these financial statements.
March 31, 2021 (Unaudited)
AQR LARGE
CAP MOMENTUM
STYLE FUND
AQR SMALL CAP
MOMENTUM
STYLE FUND
AQR
INTERNATIONAL
MOMENTUM
STYLE FUND
AQR LARGE
CAP DEFENSIVE
STYLE FUND
ASSETS:
Investments in securities of unaffiliated issuers, at cost ........... $ 706,161,890 $ 198,411,985 $ 411,004,748 $ 3,893,083,670
Investments in securities of unaffiliated issuers, at value* .......... $ 1,069,200,028 $ 303,856,729 $ 563,065,788 $ 5,802,459,033
Cash ................................................. 9,536 — 98,491 —
Cash denominated in foreign currencies
‡
...................... 405 — 1,934,811 —
Due from broker ........................................ — — — 241,995
Deposits with brokers for futures contracts ..................... 775,376 586,134 1,622,102 967,015
Variation margin on futures contracts ......................... 63,956 280,377 — 2,034,091
Receivables:
Securities sold ....................................... — — 901,716 —
Foreign tax reclaims ................................... — 125 1,456,403 —
Dividends ........................................... 217,451 54,466 1,389,038 4,977,091
Capital shares sold .................................... 340,170 226,886 172,315 4,994,006
Prepaid expenses ....................................... 61,868 34,276 41,446 279,005
Total Assets 1,070,668,790 305,038,993 570,682,110 5,815,952,236
LIABILITIES:
Due to custodian ........................................ — 6,397 — —
Due to broker .......................................... — 156,555 — —
Variation margin on futures contracts ......................... — — 100,739 —
Payables: – – – –
Collateral received on securities loaned ..................... 1,173,035 17,088,508 153,795 5,881,275
Accrued investment advisory fees ......................... 212,849 93,243 162,497 1,224,213
Accrued distribution fees—Class N ........................ 11,940 1,366 14,311 96,026
Accrued Trustee fees .................................. 126 — — 399
Capital shares redeemed ............................... 1,857,983 393,649 455,606 12,872,012
Other accrued expenses and liabilities ........................ 293,681 110,616 169,039 1,675,367
Total Liabilities 3,549,614 17,850,334 1,055,987 21,749,292
Net Assets $ 1,067,119,176 $ 287,188,659 $ 569,626,123 $ 5,794,202,944
NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares) ............................................... $ 584,393,749 $ 147,514,309 $ 419,060,039 $ 3,932,182,941
Total distributable earnings (loss) ........................... 482,725,427 139,674,350 150,566,084 1,862,020,003
Net Assets $ 1,067,119,176 $ 287,188,659 $ 569,626,123 $ 5,794,202,944
NET ASSETS:
Class I ............................................... $ 748,796,194 $ 216,386,207 $ 316,348,543 $ 3,912,234,802
Class N ............................................... 58,170,725 7,644,851 69,120,324 451,369,183
Class R6 .............................................. 260,152,257 63,157,601 184,157,256 1,430,598,959
SHARES OUTSTANDING: – – – –
Class I ............................................... 31,066,202 8,414,927 17,535,353 142,576,282
Class N ............................................... 2,411,073 297,207 3,839,705 16,478,723
Class R6 .............................................. 10,837,219 2,465,418 10,227,701 52,185,983
NET ASSET VALUE: – – – –
Class I ............................................... $ 24.10 $ 25.71 $ 18.04 $ 27.44
Class N ............................................... $ 24.13 $ 25.72 $ 18.00 $ 27.39
Class R6 .............................................. $ 24.01 $ 25.62 $ 18.01 $ 27.41
* Includes market value of securities out on loan ................ $ 1,726,406 $ 16,651,559 $ 146,525 $ 5,769,421
‡
Cash denominated in foreign currencies, at cost ............... $ 419 $ — $ 1,941,878 $ —

Statements of Assets and Liabilities

AQR Funds | Semi-Annual Report | March 2021
The accompanying notes are an integral part of these financial statements.
March 31, 2021 (Unaudited)
AQR
INTERNATIONAL
DEFENSIVE
STYLE FUND
AQR GLOBAL
EQUITY FUND
AQR
INTERNATIONAL
EQUITY FUND
AQR CORE PLUS
BOND FUND
ASSETS:
Investments in securities of unaffiliated issuers, at cost ........... $ 196,731,538 $ 276,725,461 $ 95,931,486 $ 97,748,764
Investments in securities of unaffiliated issuers, at value .......... $ 245,173,081 $ 357,646,051 $ 117,541,047 $ 97,353,685
Cash ................................................. — 17,031 841 —
Cash denominated in foreign currencies
‡
...................... 788,455 676,381 339,146 83,825
Unrealized appreciation on forward foreign currency exchange contracts .............................................. — 5,241,044 1,271,998 783,605
Unrealized appreciation on OTC swaps ....................... — 394,600 156,534 —
Due from broker ........................................ — 170,956 1,078,034 496,238
Deposits with brokers for centrally cleared swaps (unamortized upfront
(receipts) $—, $—, $— and $(289,832), respectively) ............ — — — 3,319,692
Deposits with brokers for futures contracts ..................... 815,643 13,378,117 5,377,275 557,837
Variation margin on centrally cleared swaps .................... — — — 8,185
Receivables:
Securities sold ....................................... 213,791 8,632,059 215,610 29,336
Securities sold—delayed delivery securities .................. — — — 3,931,760
Foreign tax reclaims ................................... 399,708 397,991 1,117,170 —
Dividends and interest .................................. 993,885 807,065 514,804 356,891
Capital shares sold .................................... 304,465 549,361 33,970 —
Prepaid expenses ....................................... 31,835 46,135 30,370 43,816
Total Assets 248,720,863 387,956,791 127,676,799 106,964,870
LIABILITIES:
Due to custodian ........................................ — — — 60,680
TBA sale commitments, at value (proceeds  $–, $–, $– and $3,931,760) — — — 3,930,727
Due to broker .......................................... — 140,193 140,071 54,152
Unrealized depreciation on forward foreign currency exchange contracts .............................................. — 6,670,816 1,921,750 548,881
Unrealized depreciation on OTC swaps ....................... — 236,364 150,706 —
Variation margin on centrally cleared swaps .................... — — — 71,526
Variation margin on futures contracts ......................... 50,358 554,993 334,085 43,832
Payables: – – – –
Securities purchased ................................... — 8,741,928 215,601 16,000
Securities purchased—delayed delivery securities ............. — — — 27,645,568
Accrued investment advisory fees ......................... 70,231 180,317 54,166 631
Accrued distribution fees—Class N ........................ 2,096 1,480 247 132
Accrued Trustee fees .................................. — — 110 —
Capital shares redeemed ............................... 155,093 68,105 24,031 109,367
Other accrued expenses and liabilities ........................ 80,419 103,603 95,010 87,483
Total Liabilities 358,197 16,697,799 2,935,777 32,568,979
Net Assets $ 248,362,666 $ 371,258,992 $ 124,741,022 $ 74,395,891
NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares) ............................................... $ 205,673,275 $ 285,476,256 $ 117,522,038 $ 74,206,211
Total distributable earnings (loss) ........................... 42,689,391 85,782,736 7,218,984 189,680
Net Assets $ 248,362,666 $ 371,258,992 $ 124,741,022 $ 74,395,891
NET ASSETS:
Class I ............................................... $ 136,549,752 $ 16,791,146 $ 70,068,490 $ 40,790,642
Class N ............................................... 9,907,022 7,186,610 1,164,406 617,113
Class R6 .............................................. 101,905,892 347,281,236 53,508,126 32,988,136
SHARES OUTSTANDING: – – – –
Class I ............................................... 9,350,876 1,639,353 6,396,935 4,088,231
Class N ............................................... 655,220 709,438 103,591 61,936
Class R6 .............................................. 6,983,624 33,691,822 4,552,888 3,306,337
NET ASSET VALUE: – – – –
Class I ............................................... $ 14.60 $ 10.24 $ 10.95 $ 9.98
Class N ............................................... $ 15.12 $ 10.13 $ 11.24 $ 9.96
Class R6 .............................................. $ 14.59 $ 10.31 $ 11.75 $ 9.98
‡
Cash denominated in foreign currencies, at cost ............... $ 791,717 $ 673,513 $ 339,045 $ 83,734

Statements of Operations

AQR Funds | Semi-Annual Report | March 2021
The accompanying notes are an integral part of these financial statements.
March 31, 2020 (Unaudited)
AQR LARGE
CAP MULTI-
STYLE FUND
AQR SMALL
CAP MULTI-
STYLE FUND
AQR
INTERNATIONAL
MULTI-STYLE
FUND
AQR EMERGING
MULTI-STYLE
II FUND
(FORMERLY
KNOWN AS AQR
TM EMERGING
MULTI-STYLE
FUND)
FOR THE SIX
MONTHS ENDED
MARCH 31, 2021
FOR THE SIX
MONTHS ENDED
MARCH 31, 2021
FOR THE SIX
MONTHS ENDED
MARCH 31, 2021
FOR THE SIX
MONTHS ENDED
MARCH 31, 2021
INVESTMENT INCOME:
Dividend income
†
....................................... $ 9,261,025 $ 664,563 $ 4,310,523 $ 3,415,564
Securities lending income, net .............................. 2,279 39,406 428 10,445
Other income (Note 3) .................................... — 266,684 17,082 25,805
Total Income 9,263,304 970,653 4,328,033 3,451,814
EXPENSES:
Investment advisory fees .................................. 1,477,322 305,159 597,405 1,236,664
Custody fees ........................................... 19,148 19,411 27,884 96,783
Administration & accounting fees ............................ 130,595 15,179 32,715 46,047
Legal fees ............................................. 16,135 3,242 3,623 5,202
Audit & tax fees ......................................... 24,415 29,531 34,600 50,781
Shareholder reporting fees ................................ 51,500 9,032 13,797 16,444
Transfer agent fees ...................................... 132,762 38,245 42,129 24,990
Trustee fees ........................................... 29,220 4,135 7,133 10,056
Distribution fees—Class N ................................. 14,210 8,726 5,964 1,820
Interest expense ........................................ 27,056 6,457 5,075 7,480
Recoupment of waiver ................................... 2,110 — — —
Registration fees ........................................ 46,812 29,889 33,676 29,598
Reorganization Expense .................................. 50,212 5,204 12,167 47,764
Tax expense (Note 3) .................................... — 150,861 3,097 8,261
Other expenses ........................................ 15,154 4,537 4,676 10,298
Total Expenses 2,036,651 629,608 823,941 1,592,188
Less expense reimbursements ............................. (51,863) (83,820) (86,220) (162,674)
Net Expenses 1,984,788 545,788 737,721 1,429,514
Net Investment Income (Loss) 7,278,516 424,865 3,590,312 2,022,300
REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
APPRECIATION (DEPRECIATION): – – – –
Net realized gain (loss) from:
Transactions in investment securities of unaffiliated issuers ...... 95,474,093 42,596,338 11,367,583 1,805,136
Settlement of foreign currency and foreign currency transactions .. — — 106,683 (271,362)
Expiration or closing of futures contracts .................... 9,614,962 887,362 2,304,973 6,229,005
Net realized gain (loss) 105,089,055 43,483,700 13,779,239 7,762,779
Net change in unrealized appreciation (depreciation) on:
Investment securities of unaffiliated issuers (net changes in deferred capital gain country tax accruals of $—, $—, $— and $(79,865)) 132,110,777 12,663,753 42,436,425 68,810,171
Foreign currency and foreign currency transactions ............ — — (55,748) (19,235)
Futures contracts ..................................... 720,549 7,649 116,433 (109,557)
Net change in unrealized appreciation (depreciation) 132,831,326 12,671,402 42,497,110 68,681,379
Net realized gain (loss) and net change in unrealized appreciation
(depreciation) 237,920,381 56,155,102 56,276,349 76,444,158
Net increase (decrease) in net assets resulting from operations $ 245,198,897 $ 56,579,967 $ 59,866,661 $ 78,466,458
________________
†
Net of foreign taxes withheld of ............................ $ 12,243 $ 1,469 $ 398,715 $ 535,889

Statements of Operations

AQR Funds | Semi-Annual Report | March 2021
The accompanying notes are an integral part of these financial statements.
March 31, 2020 (Unaudited)
AQR
LARGE CAP
MOMENTUM
STYLE FUND
AQR
SMALL CAP
MOMENTUM
STYLE FUND
AQR
INTERNATIONAL
MOMENTUM
STYLE FUND
AQR LARGE
CAP DEFENSIVE
STYLE FUND
FOR THE SIX
MONTHS ENDED
MARCH 31, 2021
FOR THE SIX
MONTHS ENDED
MARCH 31, 2021
FOR THE SIX
MONTHS ENDED
MARCH 31, 2021
FOR THE SIX
MONTHS ENDED
MARCH 31, 2021
INVESTMENT INCOME:
Dividend income:
Unaffiliated issuers
†
................................... $ 3,266,037 $ 698,617 $ 3,508,650 $ 50,978,680
Affiliated issuers ...................................... — — — 35,929
Securities lending income, net .............................. 4,198 189,650 1,469 14,976
Other income (Note 3) .................................... — — — 43,940
Total Income 3,270,235 888,267 3,510,119 51,073,525
EXPENSES:
Investment advisory fees .................................. 1,050,987 538,162 926,655 7,678,627
Custody fees ........................................... 17,433 16,323 38,957 82,454
Administration & accounting fees ............................ 92,934 26,470 51,328 683,997
Legal fees ............................................. 12,151 3,223 6,436 92,206
Audit & tax fees ......................................... 23,736 23,786 27,427 42,432
Shareholder reporting fees ................................ 36,172 11,446 21,655 290,100
Transfer agent fees ...................................... 356,004 100,525 175,526 2,356,792
Trustee fees ........................................... 21,067 6,280 11,881 159,974
Distribution fees—Class N ................................. 64,034 6,047 80,741 586,041
Interest expense ........................................ 16,648 4,875 8,949 123,213
Recoupment of waiver ................................... — — — 1,293
Registration fees ........................................ 36,459 29,790 30,685 105,008
Reorganization Expense .................................. 42,542 10,910 21,170 —
Tax expense (Note 3) .................................... — — — 19,146
Other expenses ........................................ 10,468 2,919 8,636 69,344
Total Expenses 1,780,635 780,756 1,410,046 12,290,627
Less expense reimbursements ............................. (51,100) (70,005) (91,250) (13,473)
Net Expenses 1,729,535 710,751 1,318,796 12,277,154
Net Investment Income (Loss) 1,540,700 177,516 2,191,323 38,796,371
REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
APPRECIATION (DEPRECIATION): – – – –
Net realized gain (loss) from:
Transactions in investment securities of unaffiliated issuers ...... 124,198,949 36,308,096 25,556,228 (15,252,624)
Transactions in investment securities of affiliated issuers ........ — — — (53,730)
Distributions of capital gains received from affiliated issuers ...... — — — 29,246
Settlement of foreign currency and foreign currency transactions .. — — 61,488 —
Expiration or closing of futures contracts .................... 4,917,859 2,717,354 2,666,739 51,312,068
Net realized gain (loss) 129,116,808 39,025,450 28,284,455 36,034,960
Net change in unrealized appreciation (depreciation) on:
Investment securities of unaffiliated issuers ................. (12,994,427) 34,056,196 22,877,277 609,096,984
Investment securities of affiliated issuers ................... — — — 43,922
Foreign currency and foreign currency transactions ............ 1 — (91,088) —
Futures contracts ..................................... 91,565 (214,355) 333,502 (4,645,452)
Net change in unrealized appreciation (depreciation) (12,902,861) 33,841,841 23,119,691 604,495,454
Net realized gain (loss) and net change in unrealized appreciation
(depreciation) 116,213,947 72,867,291 51,404,146 640,530,414
Net increase (decrease) in net assets resulting from operations $ 117,754,647 $ 73,044,807 $ 53,595,469 $ 679,326,785
________________
†
Net of foreign taxes withheld of ............................ $ — $ 300 $ 314,023 $ 4,852

Statements of Operations

AQR Funds | Semi-Annual Report | March 2021
The accompanying notes are an integral part of these financial statements.
March 31, 2020 (Unaudited)
AQR
INTERNATIONAL
DEFENSIVE
STYLE FUND
AQR GLOBAL
EQUITY FUND
AQR
INTERNATIONAL
EQUITY FUND
AQR CORE
PLUS BOND
FUND
FOR THE SIX
MONTHS ENDED
MARCH 31, 2021
FOR THE SIX
MONTHS ENDED
MARCH 31, 2021
FOR THE SIX
MONTHS ENDED
MARCH 31, 2021
FOR THE SIX
MONTHS ENDED
MARCH 31, 2021
INVESTMENT INCOME:
Dividend income
†
....................................... $ 2,551,596 $ 2,893,578 $ 1,248,647 $ 1,761
Interest income
†
........................................ — — — 735,238
Securities lending income, net .............................. 304 478 82 —
Total Income 2,551,900 2,894,056 1,248,729 736,999
EXPENSES:
Investment advisory fees .................................. 462,541 1,010,921 394,572 174,434
Custody fees ........................................... 17,583 27,815 40,305 11,844
Administration & accounting fees ............................ 25,647 37,363 13,519 12,240
Legal fees ............................................. 3,086 15,331 6,925 1,895
Audit & tax fees ......................................... 26,951 38,736 36,795 42,095
Shareholder reporting fees ................................ 10,246 13,979 6,148 13,561
Transfer agent fees ...................................... 83,088 21,249 46,515 43,951
Trustee fees ........................................... 6,124 8,742 3,623 3,480
Distribution fees—Class N ................................. 12,259 7,551 5,960 803
Interest expense ........................................ 4,433 6,833 2,796 2,815
Interfund lending expense ................................. — — — 79
Registration fees ........................................ 46,219 45,014 26,551 29,212
Other expenses ........................................ 5,243 7,046 6,290 15,031
Total Expenses 703,420 1,240,580 589,999 351,440
Less expense reimbursements ............................. (92,706) (35,209) (89,106) (111,097)
Net Expenses 610,714 1,205,371 500,893 240,343
Net Investment Income (Loss) 1,941,186 1,688,685 747,836 496,656
REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
APPRECIATION (DEPRECIATION): – – – –
Net realized gain (loss) from:
Transactions in investment securities of unaffiliated issuers ...... 196,499 23,655,379 10,945,578 2,201,241
Settlement of foreign currency and foreign currency transactions .. 82,572 98,767 79,520 (41,535)
Settlement of forward foreign currency contracts .............. — 659,455 341,425 (48,179)
Expiration or closing of futures contracts .................... 1,339,804 3,229,946 1,894,466 (208,327)
TBA sale commitments ................................. — — — 246,493
Expiration or closing of swap contracts ..................... — 1,928,979 1,023,180 (753,732)
Net realized gain (loss) 1,618,875 29,572,526 14,284,169 1,395,961
Net change in unrealized appreciation (depreciation) on:
Investment securities of unaffiliated issuers ................. 22,544,165 30,967,827 8,824,440 (5,201,356)
Foreign currency and foreign currency transactions ............ (37,483) 3,510 (87,758) (21,160)
Forward foreign currency exchange contracts ................ — (1,392,221) (33,640) (24,190)
Futures contracts ..................................... 195,389 1,397,816 647,957 82,117
TBA sale commitments ................................. — — — 1,257
Swap contracts ....................................... — (190,948) (176,878) (322,119)
Net change in unrealized appreciation (depreciation) 22,702,071 30,785,984 9,174,121 (5,485,451)
Net realized gain (loss) and net change in unrealized appreciation
(depreciation) 24,320,946 60,358,510 23,458,290 (4,089,490)
Net increase (decrease) in net assets resulting from operations $ 26,262,132 $ 62,047,195 $ 24,206,126 $ (3,592,834)
________________
†
Net of foreign taxes withheld of ............................ $ 257,004 $ 105,454 $ 98,768 $ 5,864

Statements of Changes in Net Assets
(Continued)

AQR Funds | Semi-Annual Report | March 2021
The accompanying notes are an integral part of these financial statements.
March 31, 2021 (Unaudited)
AQR LARGE CAP MULTI-STYLE
FUND
AQR SMALL CAP MULTI-STYLE
FUND
FOR THE SIX
MONTHS ENDED
MARCH 31, 2021
FOR THE
YEAR ENDED
SEPTEMBER 30,
2020
FOR THE SIX
MONTHS ENDED
MARCH 31, 2021
FOR THE
YEAR ENDED
SEPTEMBER 30,
2020
OPERATIONS:
Net investment income (loss) ........................ $ 7,278,516 $ 17,393,006 $ 424,865 $ 2,701,748
Net realized gain (loss) ............................. 105,089,055 102,362,594 43,483,700 (30,755,716)
Net change in unrealized appreciation (depreciation) ....... 132,831,326 (16,484,239) 12,671,402 (22,838,880)
Net increase (decrease) in net assets resulting from
operations 245,198,897 103,271,361 56,579,967 (50,892,848)
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ......................................... (20,406,150) (16,769,547) (822,679) (421,558)
Class N ......................................... (977,346) (476,407) (103,815) (38,224)
Class R6 ........................................ (84,221,823) (54,431,358) (1,124,605) (5,527,052)
Total distributions (105,605,319) (71,677,312) (2,051,099) (5,986,834)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 19,718,004 99,827,688 6,304,415 24,434,199
Issued in reorganization (Note 2) ...................... 91,755,938 — 18,721,330 —
Reinvestment of distributions ......................... 18,768,314 15,867,380 821,324 421,047
Cost of shares redeemed ........................... (65,141,313) (264,274,096) (13,403,079) (28,771,236)
Net increase (decrease) from capital transactions 65,100,943 (148,579,028) 12,443,990 (3,915,990)
CLASS N — — — —
Proceeds from shares sold .......................... 1,410,959 3,094,023 360,996 1,357,442
Issued in reorganization (Note 2) ...................... 2,638,888 — 4,711,660 —
Reinvestment of distributions ......................... 974,523 475,237 102,476 37,767
Cost of shares redeemed ........................... (3,604,280) (53,004,632) (1,981,650) (4,625,405)
Net increase (decrease) from capital transactions 1,420,090 (49,435,372) 3,193,482 (3,230,196)
CLASS R6 — — — —
Proceeds from shares sold .......................... 98,123,822 181,590,919 2,392,914 55,627,123
Issued in reorganization (Note 2) ...................... 219,637,808 — 3,460,988 —
Reinvestment of distributions ......................... 83,717,640 54,151,298 1,057,705 5,486,249
Cost of shares redeemed ........................... (165,482,364) (423,192,553) (190,203,536) (291,256,624)
Net increase (decrease) from capital transactions 235,996,906 (187,450,336) (183,291,929) (230,143,252)
Net increase (decrease) in net assets resulting from capital transactions 302,517,939 (385,464,736) (167,654,457) (237,289,438)
Total increase (decrease) in net assets 442,111,517 (353,870,687) (113,125,589) (294,169,120)
NET ASSETS:
Beginning of period ................................ 1,093,181,849 1,447,052,536 257,987,473 552,156,593
End of period ................................... $ 1,535,293,366 $ 1,093,181,849 $ 144,861,884 $ 257,987,473
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Semi-Annual Report | March 2021
The accompanying notes are an integral part of these financial statements.
March 31, 2021 (Unaudited)
AQR LARGE CAP MULTI-STYLE
FUND
AQR SMALL CAP MULTI-STYLE
FUND
FOR THE SIX
MONTHS ENDED
MARCH 31, 2021
FOR THE
YEAR ENDED
SEPTEMBER 30,
2020
FOR THE SIX
MONTHS ENDED
MARCH 31, 2021
FOR THE
YEAR ENDED
SEPTEMBER 30,
2020
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 12,397,274 21,495,275 3,161,294 3,421,056
Shares sold ..................................... 1,058,868 5,987,637 408,498 2,225,182
Shares issued in reorganization (Note 2) ................ 4,921,526 — 983,402 —
Shares issued on reinvestment of distributions ........... 1,056,180 920,916 52,818 31,421
Shares redeemed ................................. (3,529,673) (16,006,554) (843,105) (2,516,365)
Shares outstanding, end of period 15,904,175 12,397,274 3,762,907 3,161,294
CLASS N
Shares outstanding, beginning of period ................ 602,833 3,426,131 440,172 675,817
Shares sold ..................................... 76,249 189,856 22,963 128,713
Shares issued in reorganization (Note 2) ................ 140,591 — 247,991 —
Shares issued on reinvestment of distributions ........... 54,443 27,391 6,599 2,823
Shares redeemed ................................. (191,613) (3,040,545) (117,769) (367,181)
Shares outstanding, end of period 682,503 602,833 599,956 440,172
CLASS R6
Shares outstanding, beginning of period ................ 49,015,867 61,063,089 17,263,343 40,608,465
Shares sold ..................................... 5,310,431 11,401,642 158,360 4,860,257
Shares issued in reorganization (Note 2) ................ 11,795,167 — 181,631 —
Shares issued on reinvestment of distributions ........... 4,719,145 3,146,502 67,976 409,116
Shares redeemed ................................. (8,930,388) (26,595,366) (14,071,341) (28,614,495)
Shares outstanding, end of period 61,910,222 49,015,867 3,599,969 17,263,343

Statements of Changes in Net Assets
(Continued)

AQR Funds | Semi-Annual Report | March 2021
The accompanying notes are an integral part of these financial statements.
March 31, 2021 (Unaudited)
AQR INTERNATIONAL MULTI-STYLE
FUND
AQR EMERGING MULTI-STYLE II
FUND (FORMERLY KNOWN AS AQR
TM EMERGING MULTI-STYLE FUND)
FOR THE SIX
MONTHS ENDED
MARCH 31, 2021
FOR THE
YEAR ENDED
SEPTEMBER 30,
2020
FOR THE SIX
MONTHS ENDED
MARCH 31, 2021
FOR THE
YEAR ENDED
SEPTEMBER 30,
2020
OPERATIONS:
Net investment income (loss) ........................ $ 3,590,312 $ 5,192,007 $ 2,022,300 $ 6,068,360
Net realized gain (loss) ............................. 13,779,239 1,436,369 7,762,779 (11,035,221)
Net change in unrealized appreciation (depreciation) ....... 42,497,110 (4,575,590) 68,681,379 37,215,968
Net increase (decrease) in net assets resulting from
operations 59,866,661 2,052,786 78,466,458 32,249,107
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ......................................... (941,639) (1,291,631) (268,251) (849,596)
Class N ......................................... (73,097) (120,637) (13,670) (14,694)
Class R6 ........................................ (3,966,559) (6,615,889) (6,077,241) (8,051,401)
Total distributions (4,981,295) (8,028,157) (6,359,162) (8,915,691)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 11,085,282 24,429,111 7,901,010 13,394,755
Issued in reorganization (Note 2) ...................... 21,564,516 — 45,381,580 —
Reinvestment of distributions ......................... 939,906 1,289,616 268,251 847,261
Cost of shares redeemed ........................... (13,080,979) (25,792,113) (8,453,521) (30,828,714)
Net increase (decrease) from capital transactions 20,508,725 (73,386) 45,097,320 (16,586,698)
CLASS N — — — —
Proceeds from shares sold .......................... 243,416 1,163,714 183,875 350,085
Issued in reorganization (Note 2) ...................... 1,430,851 — 3,778,398 —
Reinvestment of distributions ......................... 72,458 119,425 13,670 14,694
Cost of shares redeemed ........................... (687,259) (1,286,609) (631,845) (246,880)
Net increase (decrease) from capital transactions 1,059,466 (3,470) 3,344,098 117,899
CLASS R6 — — — —
Proceeds from shares sold .......................... 19,027,396 76,702,692 7,189,200 41,933,645
Issued in reorganization (Note 2) ...................... 189,245,491 — 204,896,221 —
Reinvestment of distributions ......................... 3,916,431 6,524,144 5,980,271 7,997,480
Cost of shares redeemed ........................... (30,536,620) (103,741,371) (29,902,386) (57,821,480)
Net increase (decrease) from capital transactions 181,652,698 (20,514,535) 188,163,306 (7,890,355)
Net increase (decrease) in net assets resulting from capital transactions 203,220,889 (20,591,391) 236,604,724 (24,359,154)
Total increase (decrease) in net assets 258,106,255 (26,566,762) 308,712,020 (1,025,738)
NET ASSETS:
Beginning of period ................................ 245,773,742 272,340,504 341,568,530 342,594,268
End of period ................................... $ 503,879,997 $ 245,773,742 $ 650,280,550 $ 341,568,530
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Semi-Annual Report | March 2021
The accompanying notes are an integral part of these financial statements.
March 31, 2021 (Unaudited)
AQR INTERNATIONAL MULTI-STYLE
FUND
AQR EMERGING MULTI-STYLE II
FUND (FORMERLY KNOWN AS AQR
TM EMERGING MULTI-STYLE FUND)
FOR THE SIX
MONTHS ENDED
MARCH 31, 2021
FOR THE
YEAR ENDED
SEPTEMBER 30,
2020
FOR THE SIX
MONTHS ENDED
MARCH 31, 2021
FOR THE
YEAR ENDED
SEPTEMBER 30,
2020
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 4,646,854 4,539,084 1,823,270 3,766,704
Shares sold ..................................... 930,310 2,391,136 654,641 1,395,627
Shares issued in reorganization (Note 2) ................ 1,734,332 — 3,558,865 —
Shares issued on reinvestment of distributions ........... 79,721 111,655 22,947 80,845
Shares redeemed ................................. (1,078,586) (2,395,021) (690,769) (3,419,906)
Shares outstanding, end of period 6,312,631 4,646,854 5,368,954 1,823,270
CLASS N
Shares outstanding, beginning of period ................ 389,023 386,367 81,779 69,305
Shares sold ..................................... 20,472 125,128 14,929 37,451
Shares issued in reorganization (Note 2) ................ 115,272 — 295,342 —
Shares issued on reinvestment of distributions ........... 6,151 10,349 1,165 1,395
Shares redeemed ................................. (55,763) (132,821) (50,581) (26,372)
Shares outstanding, end of period 475,155 389,023 342,634 81,779
CLASS R6
Shares outstanding, beginning of period ................ 17,983,584 19,726,567 30,383,517 31,270,615
Shares sold ..................................... 1,587,730 7,668,265 574,805 4,775,683
Shares issued in reorganization (Note 2) ................ 15,248,944 — 16,069,284 —
Shares issued on reinvestment of distributions ........... 332,747 565,841 511,572 763,118
Shares redeemed ................................. (2,546,299) (9,977,089) (2,439,224) (6,425,899)
Shares outstanding, end of period 32,606,706 17,983,584 45,099,954 30,383,517

Statements of Changes in Net Assets
(Continued)

AQR Funds | Semi-Annual Report | March 2021
The accompanying notes are an integral part of these financial statements.
March 31, 2021 (Unaudited)
AQR LARGE CAP MOMENTUM
STYLE FUND
AQR SMALL CAP MOMENTUM
STYLE FUND
FOR THE SIX
MONTHS ENDED
MARCH 31, 2021
FOR THE
YEAR ENDED
SEPTEMBER 30,
2020
FOR THE SIX
MONTHS ENDED
MARCH 31, 2021
FOR THE
YEAR ENDED
SEPTEMBER 30,
2020
OPERATIONS:
Net investment income (loss) ........................ $ 1,540,700 $ 7,854,867 $ 177,516 $ 1,155,336
Net realized gain (loss) ............................. 129,116,808 120,431,503 39,025,450 8,360,593
Net change in unrealized appreciation (depreciation) ....... (12,902,861) 11,918,793 33,841,841 6,196,536
Net increase (decrease) in net assets resulting from
operations 117,754,647 140,205,163 73,044,807 15,712,465
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ......................................... (87,508,588) (63,057,396) (9,732,643) (8,734,431)
Class N ......................................... (7,331,079) (5,693,899) (254,282) (195,066)
Class R6 ........................................ (20,847,479) (19,940,890) (3,605,294) (2,547,311)
Total distributions (115,687,146) (88,692,185) (13,592,219) (11,476,808)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 56,936,761 98,819,498 11,947,542 25,062,536
Issued in reorganization (Note 2) ...................... 156,869,586 — 54,888,450 —
Reinvestment of distributions ......................... 87,415,267 62,672,243 9,722,468 8,728,270
Cost of shares redeemed ........................... (169,602,975) (267,572,521) (64,067,861) (79,646,866)
Net increase (decrease) from capital transactions 131,618,639 (106,080,780) 12,490,599 (45,856,060)
CLASS N — — — —
Proceeds from shares sold .......................... 5,215,480 9,037,147 238,029 1,593,835
Issued in reorganization (Note 2) ...................... 6,361,522 — 3,793,173 —
Reinvestment of distributions ......................... 7,331,054 5,693,193 254,282 195,066
Cost of shares redeemed ........................... (7,019,441) (37,651,246) (1,353,178) (2,764,537)
Net increase (decrease) from capital transactions 11,888,615 (22,920,906) 2,932,306 (975,636)
CLASS R6 — — — —
Proceeds from shares sold .......................... 32,150,326 29,011,109 13,963,911 19,971,971
Issued in reorganization (Note 2) ...................... 117,196,343 — 5,853,310 —
Reinvestment of distributions ......................... 20,645,538 19,918,037 3,541,126 2,547,310
Cost of shares redeemed ........................... (27,771,582) (140,085,323) (17,845,477) (33,489,848)
Net increase (decrease) from capital transactions 142,220,625 (91,156,177) 5,512,870 (10,970,567)
Net increase (decrease) in net assets resulting from capital transactions 285,727,879 (220,157,863) 20,935,775 (57,802,263)
Total increase (decrease) in net assets 287,795,380 (168,644,885) 80,388,363 (53,566,606)
NET ASSETS:
Beginning of period ................................ 779,323,796 947,968,681 206,800,296 260,366,902
End of period ................................... $ 1,067,119,176 $ 779,323,796 $ 287,188,659 $ 206,800,296
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Semi-Annual Report | March 2021
The accompanying notes are an integral part of these financial statements.
March 31, 2021 (Unaudited)
AQR LARGE CAP MOMENTUM
STYLE FUND
AQR SMALL CAP MOMENTUM
STYLE FUND
FOR THE SIX
MONTHS ENDED
MARCH 31, 2021
FOR THE
YEAR ENDED
SEPTEMBER 30,
2020
FOR THE SIX
MONTHS ENDED
MARCH 31, 2021
FOR THE
YEAR ENDED
SEPTEMBER 30,
2020
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 25,183,797 30,048,212 8,249,096 10,802,837
Shares sold ..................................... 2,315,941 4,624,629 471,060 1,498,212
Shares issued in reorganization (Note 2) ................ 6,723,107 — 2,003,046 —
Shares issued on reinvestment of distributions ........... 3,713,478 2,901,493 405,779 448,754
Shares redeemed ................................. (6,870,121) (12,390,537) (2,714,054) (4,500,707)
Shares outstanding, end of period 31,066,202 25,183,797 8,414,927 8,249,096
CLASS N
Shares outstanding, beginning of period ................ 1,912,932 2,998,876 193,339 235,513
Shares sold ..................................... 204,863 437,611 9,596 105,994
Shares issued in reorganization (Note 2) ................ 272,334 — 138,366 —
Shares issued on reinvestment of distributions ........... 310,901 263,208 10,604 10,019
Shares redeemed ................................. (289,957) (1,786,763) (54,698) (158,187)
Shares outstanding, end of period 2,411,073 1,912,932 297,207 193,339
CLASS R6
Shares outstanding, beginning of period ................ 4,765,416 8,974,959 2,187,452 2,924,829
Shares sold ..................................... 1,277,457 1,404,275 638,422 1,245,764
Shares issued in reorganization (Note 2) ................ 5,043,566 — 214,425 —
Shares issued on reinvestment of distributions ........... 880,782 925,559 148,413 131,508
Shares redeemed ................................. (1,130,002) (6,539,377) (723,294) (2,114,649)
Shares outstanding, end of period 10,837,219 4,765,416 2,465,418 2,187,452

Statements of Changes in Net Assets
(Continued)

AQR Funds | Semi-Annual Report | March 2021
The accompanying notes are an integral part of these financial statements.
March 31, 2021 (Unaudited)
AQR INTERNATIONAL MOMENTUM
STYLE FUND
AQR LARGE CAP DEFENSIVE STYLE
FUND
FOR THE SIX
MONTHS ENDED
MARCH 31, 2021
FOR THE
YEAR ENDED
SEPTEMBER 30,
2020
FOR THE SIX
MONTHS ENDED
MARCH 31, 2021
FOR THE
YEAR ENDED
SEPTEMBER 30,
2020
OPERATIONS:
Net investment income (loss) ........................ $ 2,191,323 $ 5,991,094 $ 38,796,371 $ 81,805,775
Net realized gain (loss) ............................. 28,284,455 (2,839,051) 36,034,960 (97,772,202)
Net change in unrealized appreciation (depreciation) ....... 23,119,691 39,049,874 604,495,454 535,658,825
Net increase (decrease) in net assets resulting from
operations 53,595,469 42,201,917 679,326,785 519,692,398
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ......................................... (2,900,945) (6,385,255) (55,799,587) (42,653,314)
Class N ......................................... (625,780) (809,276) (5,034,543) (3,352,374)
Class R6 ........................................ (1,646,695) (3,320,455) (21,166,736) (17,886,160)
Total distributions (5,173,420) (10,514,986) (82,000,866) (63,891,848)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 22,965,275 50,451,284 626,616,134 2,173,041,958
Issued in reorganization (Note 2) ...................... 66,687,281 — — —
Reinvestment of distributions ......................... 2,873,165 6,308,931 54,849,296 41,906,995
Cost of shares redeemed ........................... (60,057,076) (88,413,185) (1,428,852,296) (1,529,787,473)
Net increase (decrease) from capital transactions 32,468,645 (31,652,970) (747,386,866) 685,161,480
CLASS N — — — —
Proceeds from shares sold .......................... 3,273,101 29,422,157 35,605,133 234,774,953
Issued in reorganization (Note 2) ...................... 3,203,657 — — —
Reinvestment of distributions ......................... 625,779 809,238 5,030,510 3,349,208
Cost of shares redeemed ........................... (5,186,818) (12,942,284) (98,670,082) (209,895,519)
Net increase (decrease) from capital transactions 1,915,719 17,289,111 (58,034,439) 28,228,642
CLASS R6 — — — —
Proceeds from shares sold .......................... 22,552,312 26,300,021 239,777,927 718,695,155
Issued in reorganization (Note 2) ...................... 56,530,409 — — —
Reinvestment of distributions ......................... 1,642,134 3,320,455 21,040,427 17,775,808
Cost of shares redeemed ........................... (25,253,024) (51,587,510) (347,536,959) (745,107,260)
Net increase (decrease) from capital transactions 55,471,831 (21,967,034) (86,718,605) (8,636,297)
Net increase (decrease) in net assets resulting from capital transactions 89,856,195 (36,330,893) (892,139,910) 704,753,825
Total increase (decrease) in net assets 138,278,244 (4,643,962) (294,813,991) 1,160,554,375
NET ASSETS:
Beginning of period ................................ 431,347,879 435,991,841 6,089,016,935 4,928,462,560
End of period ................................... $ 569,626,123 $ 431,347,879 $ 5,794,202,944 $ 6,089,016,935
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Semi-Annual Report | March 2021
The accompanying notes are an integral part of these financial statements.
March 31, 2021 (Unaudited)
AQR INTERNATIONAL MOMENTUM
STYLE FUND
AQR LARGE CAP DEFENSIVE STYLE
FUND
FOR THE SIX
MONTHS ENDED
MARCH 31, 2021
FOR THE
YEAR ENDED
SEPTEMBER 30,
2020
FOR THE SIX
MONTHS ENDED
MARCH 31, 2021
FOR THE
YEAR ENDED
SEPTEMBER 30,
2020
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 15,819,338 18,029,990 170,746,021 142,901,883
Shares sold ..................................... 1,293,582 3,454,316 23,627,916 96,100,559
Shares issued in reorganization (Note 2) ................ 3,686,702 — — —
Shares issued on reinvestment of distributions ........... 163,527 405,719 2,092,686 1,765,248
Shares redeemed ................................. (3,427,796) (6,070,687) (53,890,341) (70,021,669)
Shares outstanding, end of period 17,535,353 15,819,338 142,576,282 170,746,021
CLASS N
Shares outstanding, beginning of period ................ 3,737,181 2,455,631 18,663,666 17,129,740
Shares sold ..................................... 184,951 2,107,859 1,358,430 10,820,024
Shares issued in reorganization (Note 2) ................ 177,475 — — —
Shares issued on reinvestment of distributions ........... 35,677 52,075 192,151 141,198
Shares redeemed ................................. (295,579) (878,384) (3,735,524) (9,427,296)
Shares outstanding, end of period 3,839,705 3,737,181 16,478,723 18,663,666
CLASS R6
Shares outstanding, beginning of period ................ 7,111,272 8,642,014 55,378,100 55,947,519
Shares sold ..................................... 1,305,009 1,887,946 9,159,877 31,593,797
Shares issued in reorganization (Note 2) ................ 3,131,428 — — —
Shares issued on reinvestment of distributions ........... 93,676 213,947 803,990 749,718
Shares redeemed ................................. (1,413,684) (3,632,635) (13,155,984) (32,912,934)
Shares outstanding, end of period 10,227,701 7,111,272 52,185,983 55,378,100

Statements of Changes in Net Assets
(Continued)

AQR Funds | Semi-Annual Reportt | March 2021
The accompanying notes are an integral part of these financial statements.
March 31, 2021 (Unaudited)
AQR INTERNATIONAL DEFENSIVE
STYLE FUND AQR GLOBAL EQUITY FUND
FOR THE SIX
MONTHS ENDED
MARCH 31, 2021
FOR THE
YEAR ENDED
SEPTEMBER 30,
2020
FOR THE SIX
MONTHS ENDED
MARCH 31, 2021
FOR THE
YEAR ENDED
SEPTEMBER 30,
2020
OPERATIONS:
Net investment income (loss) ........................ $ 1,941,186 $ 4,183,120 $ 1,688,685 $ 3,835,317
Net realized gain (loss) ............................. 1,618,875 (6,438,237) 29,572,526 (6,236,771)
Net change in unrealized appreciation (depreciation) ....... 22,702,071 6,375,095 30,785,984 21,495,840
Net increase (decrease) in net assets resulting from
operations 26,262,132 4,119,978 62,047,195 19,094,386
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ......................................... (2,438,608) (4,509,399) (187,131) (2,836,271)
Class N ......................................... (142,507) (163,390) (64,019) (69,554)
Class R6 ........................................ (1,397,870) (1,379,852) (4,226,634) (1,706,786)
Total distributions (3,978,985) (6,052,641) (4,477,784) (4,612,611)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 15,130,730 42,450,760 328,826 6,768,638
Reinvestment of distributions ......................... 2,433,745 4,503,368 187,131 2,834,532
Cost of shares redeemed ........................... (26,189,228) (119,894,228) (2,450,161) (196,641,412)
Net increase (decrease) from capital transactions (8,624,753) (72,940,100) (1,934,204) (187,038,242)
CLASS N — — — —
Proceeds from shares sold .......................... 1,308,017 7,537,787 1,456,451 3,213,333
Reinvestment of distributions ......................... 142,507 163,390 64,019 69,554
Cost of shares redeemed ........................... (2,072,462) (5,497,209) (494,275) (2,592,940)
Net increase (decrease) from capital transactions (621,938) 2,203,968 1,026,195 689,947
CLASS R6 — — — —
Proceeds from shares sold .......................... 34,412,494 98,010,945 18,073,981 204,753,363
Reinvestment of distributions ......................... 1,391,743 1,379,852 4,224,178 1,706,786
Cost of shares redeemed ........................... (7,021,735) (61,120,252) (18,784,192) (22,362,997)
Net increase (decrease) from capital transactions 28,782,502 38,270,545 3,513,967 184,097,152
Net increase (decrease) in net assets resulting from capital transactions 19,535,811 (32,465,587) 2,605,958 (2,251,143)
Total increase (decrease) in net assets 41,818,958 (34,398,250) 60,175,369 12,230,632
NET ASSETS:
Beginning of period ................................ 206,543,708 240,941,958 311,083,623 298,852,991
End of period ................................... $ 248,362,666 $ 206,543,708 $ 371,258,992 $ 311,083,623
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Semi-Annual Reportt | March 2021
The accompanying notes are an integral part of these financial statements.
March 31, 2021 (Unaudited)
AQR INTERNATIONAL DEFENSIVE
STYLE FUND AQR GLOBAL EQUITY FUND
FOR THE SIX
MONTHS ENDED
MARCH 31, 2021
FOR THE
YEAR ENDED
SEPTEMBER 30,
2020
FOR THE SIX
MONTHS ENDED
MARCH 31, 2021
FOR THE
YEAR ENDED
SEPTEMBER 30,
2020
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 9,957,462 15,447,857 1,844,523 22,854,497
Shares sold ..................................... 1,062,188 3,461,484 34,228 797,064
Shares issued on reinvestment of distributions ........... 172,240 332,597 20,035 321,740
Shares redeemed ................................. (1,841,014) (9,284,476) (259,433) (22,128,778)
Shares outstanding, end of period 9,350,876 9,957,462 1,639,353 1,844,523
CLASS N
Shares outstanding, beginning of period ................ 700,109 533,988 601,865 562,804
Shares sold ..................................... 88,746 568,346 154,428 404,649
Shares issued on reinvestment of distributions ........... 9,734 11,654 6,921 7,958
Shares redeemed ................................. (143,369) (413,879) (53,776) (373,546)
Shares outstanding, end of period 655,220 700,109 709,438 601,865
CLASS R6
Shares outstanding, beginning of period ................ 4,986,241 2,406,271 33,446,503 12,930,642
Shares sold ..................................... 2,391,174 7,641,356 1,873,974 23,246,605
Shares issued on reinvestment of distributions ........... 98,565 101,985 449,381 192,206
Shares redeemed ................................. (492,356) (5,163,371) (2,078,036) (2,922,950)
Shares outstanding, end of period 6,983,624 4,986,241 33,691,822 33,446,503

Statements of Changes in Net Assets
(Continued)

AQR Funds | Semi-Annual Report | March 2021
The accompanying notes are an integral part of these financial statements.
March 31, 2021 (Unaudited)
AQR INTERNATIONAL EQUITY FUND AQR CORE PLUS BOND FUND
FOR THE SIX
MONTHS ENDED
MARCH 31, 2021
FOR THE
YEAR ENDED
SEPTEMBER 30,
2020
FOR THE SIX
MONTHS ENDED
MARCH 31, 2021
FOR THE
YEAR ENDED
SEPTEMBER 30,
2020
OPERATIONS:
Net investment income (loss) ........................ $ 747,836 $ 2,940,702 $ 496,656 $ 1,669,258
Net realized gain (loss) ............................. 14,284,169 363,641 1,395,961 5,216,951
Net change in unrealized appreciation (depreciation) ....... 9,174,121 (2,142,790) (5,485,451) 1,155,532
Net increase (decrease) in net assets resulting from
operations 24,206,126 1,161,553 (3,592,834) 8,041,741
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ......................................... (2,034,136) (5,428,873) (3,830,569) (765,024)
Class N ......................................... (161,138) (222,825) (28,327) (23,253)
Class R6 ........................................ (1,466,127) (1,327,220) (1,688,195) (2,330,408)
Total distributions (3,661,401) (6,978,918) (5,547,091) (3,118,685)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 2,221,281 22,848,703 41,030,652 60,593,105
Reinvestment of distributions ......................... 1,610,723 4,720,831 3,690,901 723,066
Cost of shares redeemed ........................... (13,551,748) (146,579,693) (59,181,907) (20,382,854)
Net increase (decrease) from capital transactions (9,719,744) (119,010,159) (14,460,354) 40,933,317
CLASS N — — — —
Proceeds from shares sold .......................... 20,291 2,015,171 9,122 124,214
Reinvestment of distributions ......................... 20,648 41,475 5,308 10,500
Cost of shares redeemed ........................... (5,033,178) (4,424,951) (1,583) (570,328)
Net increase (decrease) from capital transactions (4,992,239) (2,368,305) 12,847 (435,614)
CLASS R6 — — — —
Proceeds from shares sold .......................... 9,539,416 9,047,494 — 37,332
Reinvestment of distributions ......................... 1,461,515 1,327,220 12,352 269,719
Cost of shares redeemed ........................... (5,117,224) (9,038,548) (19,404,192) (42,452,072)
Net increase (decrease) from capital transactions 5,883,707 1,336,166 (19,391,840) (42,145,021)
Net increase (decrease) in net assets resulting from capital transactions (8,828,276) (120,042,298) (33,839,347) (1,647,318)
Total increase (decrease) in net assets 11,716,449 (125,859,663) (42,979,272) 3,275,738
NET ASSETS:
Beginning of period ................................ 113,024,573 238,884,236 117,375,163 114,099,425
End of period ................................... $ 124,741,022 $ 113,024,573 $ 74,395,891 $ 117,375,163
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Semi-Annual Report | March 2021
The accompanying notes are an integral part of these financial statements.
March 31, 2021 (Unaudited)
AQR INTERNATIONAL EQUITY FUND AQR CORE PLUS BOND FUND
FOR THE SIX
MONTHS ENDED
MARCH 31, 2021
FOR THE
YEAR ENDED
SEPTEMBER 30,
2020
FOR THE SIX
MONTHS ENDED
MARCH 31, 2021
FOR THE
YEAR ENDED
SEPTEMBER 30,
2020
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 7,366,557 20,115,445 5,630,280 1,696,267
Shares sold ..................................... 216,228 2,686,155 3,826,366 5,795,197
Shares issued on reinvestment of distributions ........... 161,072 470,202 352,738 68,596
Shares redeemed ................................. (1,346,922) (15,905,245) (5,721,153) (1,929,780)
Shares outstanding, end of period 6,396,935 7,366,557 4,088,231 5,630,280
CLASS N
Shares outstanding, beginning of period ................ 552,521 815,866 60,740 102,082
Shares sold ..................................... 1,863 226,897 845 11,903
Shares issued on reinvestment of distributions ........... 2,011 4,019 508 1,011
Shares redeemed ................................. (452,804) (494,261) (157) (54,256)
Shares outstanding, end of period 103,591 552,521 61,936 60,740
CLASS R6
Shares outstanding, beginning of period ................ 4,002,124 3,921,532 5,117,171 9,163,620
Shares sold ..................................... 877,870 887,022 — 3,480
Shares issued on reinvestment of distributions ........... 136,208 123,462 1,163 25,847
Shares redeemed ................................. (463,314) (929,892) (1,811,997) (4,075,776)
Shares outstanding, end of period 4,552,888 4,002,124 3,306,337 5,117,171

Financial Highlights
AQR Funds | Semi-Annual Report | March 2021
The accompanying notes are an integral part of these financial statements.
March 31, 2021 (Unaudited)
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
*,1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
Net
Realized
and
Unrealized
Gain (Loss)
Net
Increase
(Decrease)
in Net
Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Total
Distributions
AQR LARGE CAP MULTI-STYLE FUND CLASS I
SIX MONTHS ENDED MARCH 31, 2021 $ 17.63 0.1 1
11
3.63 3.74 (0.23) (1.56) (1.79)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 16.84 0.23 1.48 1.71 (0.21) (0.71) (0.92)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 18.83 0.21
9
(1.06) (0.85) (0.27) (0.87) (1.14)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 16.87 0.23 2.13 2.36 (0.22) (0.18) (0.40)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 14.00 0.22 2.84 3.06 (0.19) — (0.19)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 13.25 0.19 0.68 0.87 (0.12) (0.00)
10
(0.12)
AQR LARGE CAP MULTI-STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2021 $ 17.72 0.08
11
3.65 3.73 (0.19) (1.56) (1.75)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 16.76 0.20 1.47 1.67 — (0.71) (0.71)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 18.74 0.17
9
(1.06) (0.89) (0.22) (0.87) (1.09)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 16.79 0.18 2.13 2.31 (0.18) (0.18) (0.36)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 13.94 0.18 2.82 3.00 (0.15) — (0.15)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 13.19 0.16 0.68 0.84 (0.09) (0.00)
10
(0.09)
AQR LARGE CAP MULTI-STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2021 $ 17.62 0.12
11
3.62 3.74 (0.25) (1.56) (1.81)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 16.83 0.25 1.48 1.73 (0.23) (0.71) (0.94)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 18.83 0.23
9
(1.07) (0.84) (0.29) (0.87) (1.16)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 16.87 0.25 2.13 2.38 (0.24) (0.18) (0.42)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 14.00 0.24 2.84 3.08 (0.21) — (0.21)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 13.25 0.21 0.68 0.89 (0.14) (0.00)
10
(0.14)
AQR SMALL CAP MULTI-STYLE FUND CLASS I
SIX MONTHS ENDED MARCH 31, 2021 $ 12.35 0.04
11
6.07 6.11 (0.27) — (0.27)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 12.33 0.08 0.07
12
0.15 (0.12) (0.01) (0.13)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 15.88 0.11
9
(2.14) (2.03) (0.08) (1.44) (1.52)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 16.09 0.10 1.27 1.37 (0.12) (1.46) (1.58)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 13.96 0.12
13
2.39 2.51 (0.14) (0.24) (0.38)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 12.30 0.13 1.56 1.69 (0.03) (0.00)
10
(0.03)
AQR SMALL CAP MULTI-STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2021 $ 12.32 0.02
11
6.05 6.07 (0.24) — (0.24)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 12.29 0.04 0.08
12
0.12 (0.08) (0.01) (0.09)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 15.82 0.08
9
(2.12) (2.04) (0.05) (1.44) (1.49)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 16.01 0.06 1.28 1.34 (0.07) (1.46) (1.53)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 13.90 0.08
13
2.37 2.45 (0.10) (0.24) (0.34)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 12.25 0.10 1.55 1.65 (0.00)
10
(0.00)
10
—
AQR SMALL CAP MULTI-STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2021 $ 12.37 0.05
11
6.07 6.12 (0.29) — (0.29)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 12.35 0.08 0.08
12
0.16 (0.13) (0.01) (0.14)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 15.91 0.13
9
(2.15) (2.02) (0.10) (1.44) (1.54)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 16.11 0.11 1.29 1.40 (0.14) (1.46) (1.60)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 13.98 0.13
13
2.39 2.52 (0.15) (0.24) (0.39)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 12.31 0.16 1.55 1.71 (0.04) (0.00)
10
(0.04)

Financial Highlights
AQR Funds | Semi-Annual Report | March 2021
The accompanying notes are an integral part of these financial statements.
March 31, 2021 (Unaudited)
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
(Excluding Dividend
Short Expense &
Interest Expense)
4
Net
Investment
Income
(Loss)
Portfolio
Turnover
Rate
5,6
$ 19.58 22.24% $ 311,330 0.42%
7
0.41%
7
0.40%
7
1.15%
11
33%
8
$ 17.63 10.30% $ 218,609 0.45% 0.44% 0.44% 1.38% 48%
$ 16.84 (3.55)% $ 361,920 0.44% 0.44% 0.44% 1.29%
9
55%
$ 18.83 14.11% $ 507,109 0.44% 0.44% 0.44% 1.28% 64%
$ 16.87 22.01% $ 457,339 0.45% 0.44% 0.44% 1.46% 61%
$ 14.00 6.61% $ 627,269 0.46% 0.45% 0.45% 1.43% 80%
$ 19.70 21.99% $ 13,448 0.67%
7
0.66%
7
0.65%
7
0.91%
11
33%
8
$ 17.72 10.07% $ 10,681 0.71% 0.69% 0.69% 1.17% 48%
$ 16.76 (3.84)% $ 57,421 0.70% 0.70% 0.70% 1.02%
9
55%
$ 18.74 13.83% $ 71,104 0.70% 0.70% 0.70% 1.02% 64%
$ 16.79 21.69% $ 62,679 0.71% 0.70% 0.70% 1.19% 61%
$ 13.94 6.40% $ 64,718 0.71% 0.70% 0.70% 1.18% 80%
$ 19.55 22.26% $ 1,210,515 0.32%
7
0.31%
7
0.30%
7
1.26%
11
33%
8
$ 17.62 10.43% $ 863,892 0.35% 0.34% 0.34% 1.51% 48%
$ 16.83 (3.50)% $ 1,027,712 0.35% 0.35% 0.35% 1.38%
9
55%
$ 18.83 14.20% $ 1,366,762 0.35% 0.35% 0.35% 1.37% 64%
$ 16.87 22.18% $ 1,246,028 0.36% 0.35% 0.35% 1.54% 61%
$ 14.00 6.71% $ 792,665 0.37% 0.35% 0.35% 1.52% 80%
$ 18.19 49.88% $ 68,437 0.88%
7
0.75%
7
0.74%
7
0.46%
11
34%
8
$ 12.35 1.13% $ 39,049 0.70% 0.65% 0.64% 0.63% 51%
$ 12.33 (11.74)% $ 42,197 0.66% 0.64% 0.64% 0.92%
9
70%
$ 15.88 9.18% $ 61,690 0.66% 0.65% 0.64% 0.63% 64%
$ 16.09 18.12% $ 55,115 0.69% 0.65% 0.65% 0.79%
13
61%
$ 13.96 13.74% $ 45,483 0.75% 0.65% 0.65% 1.00% 96%
$ 18.15 49.62% $ 10,888 1.12%
7
0.99%
7
0.98%
7
0.20%
11
34%
8
$ 12.32 0.87% $ 5,421 0.95% 0.90% 0.89% 0.36% 51%
$ 12.29 (11.94)% $ 8,304 0.92% 0.90% 0.90% 0.66%
9
70%
$ 15.82 8.94% $ 7,795 0.92% 0.90% 0.90% 0.38% 64%
$ 16.01 17.79% $ 8,624 0.94% 0.90% 0.90% 0.53%
13
61%
$ 13.90 13.51% $ 9,733 0.99% 0.90% 0.90% 0.76% 96%
$ 18.20 49.84% $ 65,537 0.73%
7
0.62%
7
0.61%
7
0.63%
11
34%
8
$ 12.37 1.22% $ 213,517 0.60% 0.55% 0.54% 0.70% 51%
$ 12.35 (11.66)% $ 501,656 0.57% 0.55% 0.55% 1.02%
9
70%
$ 15.91 9.34% $ 675,945 0.57% 0.55% 0.55% 0.73% 64%
$ 16.11 18.17% $ 733,984 0.59% 0.55% 0.55% 0.89%
13
61%
$ 13.98 13.90% $ 687,986 0.62% 0.55% 0.55% 1.23% 96%

Financial Highlights
AQR Funds | Semi-Annual Report | March 2021
The accompanying notes are an integral part of these financial statements.
March 31, 2021 (Unaudited)
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
*,1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
Net
Realized
and
Unrealized
Gain (Loss)
Net
Increase
(Decrease)
in Net
Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Total
Distributions
AQR INTERNATIONAL MULTI-STYLE FUND CLASS I
SIX MONTHS ENDED MARCH 31, 2021 $ 10.69 0.12
11
2.22 2.34 (0.22) — (0.22)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 11.06 0.22 (0.25) (0.03) (0.34) — (0.34)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 11.76 0.28 (0.60) (0.32) (0.38) — (0.38)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 11.95 0.28 (0.18) 0.10 (0.29) — (0.29)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 10.23 0.24 1.74 1.98 (0.26) — (0.26)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 10.21 0.26 (0.09) 0.17 (0.15) — (0.15)
AQR INTERNATIONAL MULTI-STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2021 $ 10.66 0.10
11
2.22 2.32 (0.19) — (0.19)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 11.03 0.19 (0.25) (0.06) (0.31) — (0.31)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 11.73 0.24 (0.59) (0.35) (0.35) — (0.35)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 11.92 0.24 (0.17) 0.07 (0.26) — (0.26)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 10.20 0.21 1.75 1.96 (0.24) — (0.24)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 10.20 0.23 (0.10) 0.13 (0.13) — (0.13)
AQR INTERNATIONAL MULTI-STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2021 $ 10.67 0.15
11
2.20 2.35 (0.23) — (0.23)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 11.05 0.23 (0.26) (0.03) (0.35) — (0.35)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 11.75 0.28 (0.59) (0.31) (0.39) — (0.39)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 11.94 0.29 (0.18) 0.11 (0.30) — (0.30)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 10.22 0.26 1.73 1.99 (0.27) — (0.27)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 10.20 0.25 (0.07) 0.18 (0.16) — (0.16)
AQR EMERGING MULTI-STYLE II FUND (FORMERLY KNOWN AS AQR TM EMERGING MULTI-STYLE FUND) CLASS I
SIX MONTHS ENDED MARCH 31, 2021 $ 10.57 0.07
11
2.35 2.42 (0.19) — (0.19)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 9.75 0.14 0.92 1.06 (0.24) — (0.24)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 10.58 0.25
9
(0.86) (0.61) (0.22) — (0.22)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 11.12 0.23
16
(0.59) (0.36) (0.18) — (0.18)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 9.27 0.18 1.88 2.06 (0.21) — (0.21)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 8.31 0.17 0.82 0.99 (0.03) — (0.03)
AQR EMERGING MULTI-STYLE II FUND (FORMERLY KNOWN AS AQR TM EMERGING MULTI-STYLE FUND) CLASS N
SIX MONTHS ENDED MARCH 31, 2021 $ 10.60 0.06
11
2.35 2.41 (0.17) — (0.17)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 9.77 0.14 0.90 1.04 (0.21) — (0.21)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 10.57 0.16
9
(0.79) (0.63) (0.17) — (0.17)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 11.12 0.19
16
(0.59) (0.40) (0.15) — (0.15)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 9.28 0.15 1.89 2.04 (0.20) — (0.20)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 8.30 0.17 0.81 0.98 — — —
AQR EMERGING MULTI-STYLE II FUND (FORMERLY KNOWN AS AQR TM EMERGING MULTI-STYLE FUND) CLASS R6
SIX MONTHS ENDED MARCH 31, 2021 $ 10.58 0.06
11
2.36 2.42 (0.20) — (0.20)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 9.76 0.18 0.89 1.07 (0.25) — (0.25)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 10.59 0.23
9
(0.83) (0.60) (0.23) — (0.23)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 11.13 0.24
16
(0.59) (0.35) (0.19) — (0.19)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 9.28 0.19 1.88 2.07 (0.22) — (0.22)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 8.32 0.18 0.82 1.00 (0.04) — (0.04)

Financial Highlights
AQR Funds | Semi-Annual Report | March 2021
The accompanying notes are an integral part of these financial statements.
March 31, 2021 (Unaudited)
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
(Excluding Dividend
Short Expense &
Interest Expense)
4
Net
Investment
Income
(Loss)
Portfolio
Turnover
Rate
5,6
$ 12.81 22.02% $ 80,866 0.62%
7
0.56%
7
0.56%
7
2.04%
11
32%
8
$ 10.69 (0.51)% $ 49,672 0.67% 0.60% 0.59% 2.04% 74%
$ 11.06 (2.37)% $ 50,189 0.67% 0.60% 0.60% 2.56% 57%
$ 11.76 0.81% $ 82,661 0.64% 0.60% 0.60% 2.36% 61%
$ 11.95 19.91% $ 76,307 0.65% 0.60%
14
0.60%
14
2.26%
15
55%
$ 10.23 1.62% $ 68,288 0.68% 0.59% 0.59% 2.62% 106%
$ 12.79 21.90% $ 6,076 0.87%
7
0.81%
7
0.81%
7
1.70%
11
32%
8
$ 10.66 (0.75)% $ 4,147 0.92% 0.85% 0.84% 1.82% 74%
$ 11.03 (2.62)% $ 4,261 0.92% 0.85% 0.85% 2.25% 57%
$ 11.73 0.51% $ 6,892 0.89% 0.85% 0.85% 2.04% 61%
$ 11.92 19.69% $ 8,836 0.91% 0.85%
14
0.85%
14
1.95%
15
55%
$ 10.20 1.28% $ 8,491 0.93% 0.85% 0.85% 2.32% 106%
$ 12.79 22.17% $ 416,938 0.52%
7
0.46%
7
0.46%
7
2.50%
11
32%
8
$ 10.67 (0.47)% $ 191,955 0.57% 0.50% 0.49% 2.16% 74%
$ 11.05 (2.27)% $ 217,891 0.57% 0.50% 0.50% 2.54% 57%
$ 11.75 0.90% $ 329,854 0.54% 0.50% 0.50% 2.44% 61%
$ 11.94 20.04% $ 385,126 0.56% 0.50%
14
0.50%
14
2.41%
15
55%
$ 10.22 1.71% $ 301,294 0.59% 0.50% 0.50% 2.52% 106%
$ 12.80 23.02% $ 68,711 0.82%
7
0.75%
7
0.75%
7
1.09%
11
32%
8
$ 10.57 10.94% $ 19,271 0.86% 0.75% 0.75% 1.48% 58%
$ 9.75 (5.68)% $ 36,722 0.84% 0.75% 0.75% 2.51%
9
62%
$ 10.58 (3.35)% $ 17,266 0.85% 0.74% 0.74% 2.01%
16
54%
$ 11.12 22.99% $ 17,013 0.86% 0.74% 0.74% 1.89% 51%
$ 9.27 12.02% $ 12,711 0.94%
17
0.72% 0.72% 2.00% 181%
$ 12.84 22.90% $ 4,399 1.06%
7
0.99%
7
0.99%
7
1.02%
11
32%
8
$ 10.60 10.65% $ 867 1.12% 1.00% 1.00% 1.47% 58%
$ 9.77 (5.92)% $ 677 1.09% 1.00% 1.00% 1.64%
9
62%
$ 10.57 (3.70)% $ 1,675 1.11% 1.00% 1.00% 1.63%
16
54%
$ 11.12 22.64% $ 2,301 1.12% 1.00% 1.00% 1.58% 51%
$ 9.28 11.81% $ 2,163 1.20%
17
0.95% 0.95% 2.01% 181%
$ 12.80 23.09% $ 577,171 0.73%
7
0.65%
7
0.65%
7
0.96%
11
32%
8
$ 10.58 11.03% $ 321,431 0.77% 0.65% 0.65% 1.82% 58%
$ 9.76 (5.59)% $ 305,195 0.74% 0.65% 0.65% 2.32%
9
62%
$ 10.59 (3.27)% $ 313,070 0.76% 0.65% 0.65% 2.07%
16
54%
$ 11.13 23.05% $ 333,540 0.77% 0.65% 0.65% 1.94% 51%
$ 9.28 12.05% $ 272,799 0.87%
17
0.65% 0.65% 2.09% 181%

Financial Highlights
AQR Funds | Semi-Annual Report | March 2021
The accompanying notes are an integral part of these financial statements.
March 31, 2021 (Unaudited)
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
*,1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
Net
Realized
and
Unrealized
Gain (Loss)
Net
Increase
(Decrease)
in Net
Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Total
Distributions
AQR LARGE CAP MOMENTUM STYLE FUND CLASS I
SIX MONTHS ENDED MARCH 31, 2021 $ 24.47 0.05
11
3.39 3.44 (0.17) (3.64) (3.81)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 22.57 0.20 3.92 4.12 (0.25) (1.97) (2.22)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 24.99 0.26
9
(0.44) (0.18) (0.22) (2.02) (2.24)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 22.00 0.19 4.77 4.96 (0.21) (1.76) (1.97)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 20.44 0.24 2.88 3.12 (0.32) (1.24) (1.56)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 19.96 0.27 1.87 2.14 (0.21) (1.45) (1.66)
AQR LARGE CAP MOMENTUM STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2021 $ 24.46 0.01
11
3.41 3.42 (0.11) (3.64) (3.75)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 22.56 0.15 3.90 4.05 (0.18) (1.97) (2.15)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 24.96 0.21
9
(0.43) (0.22) (0.16) (2.02) (2.18)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 21.98 0.13 4.77 4.90 (0.16) (1.76) (1.92)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 20.42 0.19 2.87 3.06 (0.26) (1.24) (1.50)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 19.92 0.21 1.88 2.09 (0.14) (1.45) (1.59)
AQR LARGE CAP MOMENTUM STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2021 $ 24.40 0.06
11
3.39 3.45 (0.20) (3.64) (3.84)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 22.51 0.23 3.90 4.13 (0.27) (1.97) (2.24)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 24.94 0.29
9
(0.45) (0.16) (0.25) (2.02) (2.27)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 21.96 0.22 4.75 4.97 (0.23) (1.76) (1.99)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 20.41 0.26 2.87 3.13 (0.34) (1.24) (1.58)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 19.94 0.29 1.86 2.15 (0.23) (1.45) (1.68)
AQR SMALL CAP MOMENTUM STYLE FUND CLASS I
SIX MONTHS ENDED MARCH 31, 2021 $ 19.47 0.02
11
7.63 7.65 (0.15) (1.26) (1.41)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 18.66 0.09 1.56 1.65 (0.10) (0.74) (0.84)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 27.14 0.09
9
(3.83) (3.74) (0.04) (4.70) (4.74)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 24.83 0.05
16
4.58 4.63 (0.06) (2.26) (2.32)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 20.80 0.10
13
4.10 4.20 (0.17) — (0.17)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 19.10 0.15 1.79 1.94 (0.16) (0.08) (0.24)
AQR SMALL CAP MOMENTUM STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2021 $ 19.45 (0.02)
11
7.64 7.62 (0.09) (1.26) (1.35)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 18.66 0.04 1.56 1.60 (0.07) (0.74) (0.81)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 27.14 0.05
9
(3.83) (3.78) (0.00)
10
(4.70) (4.70)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 24.82 (0.00)
10,16
4.58 4.58 — (2.26) (2.26)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 20.68 0.05
13
4.09 4.14 — — —
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 18.99 0.09 1.78 1.87 (0.10) (0.08) (0.18)
AQR SMALL CAP MOMENTUM STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2021 $ 19.41 0.03
11
7.61 7.64 (0.17) (1.26) (1.43)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 18.61 0.11 1.56 1.67 (0.13) (0.74) (0.87)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 27.10 0.13
9
(3.85) (3.72) (0.07) (4.70) (4.77)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 24.79 0.08
16
4.58 4.66 (0.09) (2.26) (2.35)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 20.77 0.12
13
4.09 4.21 (0.19) — (0.19)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 19.09 0.13 1.81 1.94 (0.18) (0.08) (0.26)

Financial Highlights
AQR Funds | Semi-Annual Report | March 2021
The accompanying notes are an integral part of these financial statements.
March 31, 2021 (Unaudited)
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
(Excluding Dividend
Short Expense &
Interest Expense)
4
Net
Investment
Income
(Loss)
Portfolio
Turnover
Rate
5,6
$ 24.10 14.44% $ 748,796 0.42%
7
0.41%
7
0.40%
7
0.37%
11
45%
8
$ 24.47 19.52% $ 616,263 0.42% 0.40% 0.40% 0.91% 75%
$ 22.57 1.38% $ 678,252 0.41% 0.40% 0.40% 1.21%
9
61%
$ 24.99 23.94% $ 986,458 0.40% 0.39% 0.39% 0.84% 66%
$ 22.00 16.37% $ 869,688 0.41% 0.40% 0.40% 1.19% 88%
$ 20.44 11.12% $ 820,914 0.42% 0.40% 0.40% 1.34% 77%
$ 24.13 14.34% $ 58,171 0.67%
7
0.66%
7
0.65%
7
0.12%
11
45%
8
$ 24.46 19.20% $ 46,797 0.67% 0.65% 0.65% 0.69% 75%
$ 22.56 1.14% $ 67,654 0.66% 0.65% 0.65% 0.97%
9
61%
$ 24.96 23.61% $ 77,381 0.65% 0.65% 0.65% 0.58% 66%
$ 21.98 16.07% $ 59,044 0.66% 0.65% 0.65% 0.94% 88%
$ 20.42 10.89% $ 57,644 0.66% 0.65% 0.65% 1.08% 77%
$ 24.01 14.52% $ 260,152 0.32%
7
0.31%
7
0.30%
7
0.46%
11
45%
8
$ 24.40 19.66% $ 116,264 0.32% 0.30% 0.30% 1.05% 75%
$ 22.51 1.48% $ 202,063 0.31% 0.30% 0.30% 1.33%
9
61%
$ 24.94 24.06% $ 101,971 0.30% 0.30% 0.30% 0.93% 66%
$ 21.96 16.47% $ 65,920 0.31% 0.30% 0.30% 1.28% 88%
$ 20.41 11.23% $ 59,108 0.32% 0.30% 0.30% 1.45% 77%
$ 25.71 39.82% $ 216,386 0.67%
7
0.61%
7
0.60%
7
0.13%
11
42%
8
$ 19.47 8.89% $ 160,586 0.67% 0.60% 0.60% 0.48% 86%
$ 18.66 (10.90)% $ 201,555 0.66% 0.60% 0.60% 0.46%
9
79%
$ 27.14 20.11% $ 346,665 0.63% 0.60% 0.60% 0.21%
16
73%
$ 24.83 20.30% $ 359,470 0.64% 0.60% 0.60% 0.46%
13
86%
$ 20.80 10.24% $ 317,154 0.65% 0.60% 0.60% 0.77% 85%
$ 25.72 39.72% $ 7,645 0.92%
7
0.86%
7
0.85%
7
(0.15)%
11
42%
8
$ 19.45 8.59% $ 3,761 0.92% 0.85% 0.85% 0.23% 86%
$ 18.66 (11.09)% $ 4,395 0.91% 0.85% 0.85% 0.28%
9
79%
$ 27.14 19.84% $ 2,835 0.85% 0.83% 0.83% (0.02)%
16
73%
$ 24.82 20.02% $ 1,720 0.86% 0.82% 0.82% 0.24%
13
86%
$ 20.68 9.96% $ 1,574 0.91% 0.84% 0.84% 0.47% 85%
$ 25.62 39.93% $ 63,158 0.57%
7
0.51%
7
0.50%
7
0.24%
11
42%
8
$ 19.41 8.99% $ 42,453 0.57% 0.50% 0.50% 0.60% 86%
$ 18.61 (10.80)% $ 54,417 0.56% 0.50% 0.50% 0.67%
9
79%
$ 27.10 20.26% $ 21,162 0.53% 0.50% 0.50% 0.31%
16
73%
$ 24.79 20.39% $ 11,914 0.54% 0.50% 0.50% 0.54%
13
86%
$ 20.77 10.30% $ 8,490 0.56% 0.50% 0.50% 0.69% 85%

Financial Highlights
AQR Funds | Semi-Annual Report | March 2021
The accompanying notes are an integral part of these financial statements.
March 31, 2021 (Unaudited)
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
*,1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
Net
Realized
and
Unrealized
Gain (Loss)
Net
Increase
(Decrease)
in Net
Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Total
Distributions
AQR INTERNATIONAL MOMENTUM STYLE FUND CLASS I
SIX MONTHS ENDED MARCH 31, 2021 $ 16.19 0.08
11
1.97 2.05 (0.20) — (0.20)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 14.98 0.21 1.37 1.58 (0.37) — (0.37)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 15.82 0.31 (0.87) (0.56) (0.28) — (0.28)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 15.50 0.29 0.37 0.66 (0.34) — (0.34)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 13.86 0.31 1.65 1.96 (0.32) — (0.32)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 13.24 0.25 0.59 0.84 (0.22) — (0.22)
AQR INTERNATIONAL MOMENTUM STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2021 $ 16.14 0.06
11
1.97 2.03 (0.17) — (0.17)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 14.94 0.18 1.35 1.53 (0.33) — (0.33)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 15.77 0.27 (0.86) (0.59) (0.24) — (0.24)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 15.46 0.26 0.36 0.62 (0.31) — (0.31)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 13.82 0.28 1.65 1.93 (0.29) — (0.29)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 13.19 0.21 0.60 0.81 (0.18) — (0.18)
AQR INTERNATIONAL MOMENTUM STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2021 $ 16.16 0.09
11
1.98 2.07 (0.22) — (0.22)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 14.96 0.23 1.35 1.58 (0.38) — (0.38)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 15.80 0.33 (0.87) (0.54) (0.30) — (0.30)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 15.49 0.32 0.35 0.67 (0.36) — (0.36)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 13.85 0.33 1.65 1.98 (0.34) — (0.34)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 13.23 0.27 0.59 0.86 (0.24) — (0.24)
AQR LARGE CAP DEFENSIVE STYLE FUND CLASS I
SIX MONTHS ENDED MARCH 31, 2021 $ 24.88 0.16
11
2.74 2.90 (0.34) — (0.34)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 22.83 0.33 1.99 2.32 (0.26) (0.01) (0.27)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 21.18 0.34 1.62 1.96 (0.23) (0.08) (0.31)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 18.23 0.30 3.10 3.40 (0.27) (0.18) (0.45)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 15.71 0.29 2.55 2.84 (0.23) (0.09) (0.32)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 14.64 0.27 1.70 1.97 (0.14) (0.76) (0.90)
AQR LARGE CAP DEFENSIVE STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2021 $ 24.81 0.13
11
2.73 2.86 (0.28) — (0.28)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 22.76 0.27 1.99 2.26 (0.20) (0.01) (0.21)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 21.11 0.28 1.62 1.90 (0.17) (0.08) (0.25)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 18.18 0.25 3.09 3.34 (0.23) (0.18) (0.41)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 15.68 0.25 2.54 2.79 (0.20) (0.09) (0.29)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 14.64 0.23 1.70 1.93 (0.13) (0.76) (0.89)
AQR LARGE CAP DEFENSIVE STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2021 $ 24.87 0.18
11
2.72 2.90 (0.36) — (0.36)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 22.81 0.36 1.99 2.35 (0.28) (0.01) (0.29)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 21.15 0.35 1.63 1.98 (0.24) (0.08) (0.32)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 18.21 0.32 3.09 3.41 (0.29) (0.18) (0.47)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 15.69 0.30 2.55 2.85 (0.24) (0.09) (0.33)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 14.62 0.29 1.69 1.98 (0.15) (0.76) (0.91)

Financial Highlights
AQR Funds | Semi-Annual Report | March 2021
The accompanying notes are an integral part of these financial statements.
March 31, 2021 (Unaudited)
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
(Excluding Dividend
Short Expense &
Interest Expense)
4
Net
Investment
Income
(Loss)
Portfolio
Turnover
Rate
5,6
$ 18.04 12.71% $ 316,349 0.60%
7
0.56%
7
0.55%
7
0.95%
11
38%
8
$ 16.19 10.62% $ 256,067 0.60% 0.55% 0.55% 1.41% 72%
$ 14.98 (3.26)% $ 270,031 0.61% 0.55% 0.55% 2.12% 70%
$ 15.82 4.31% $ 348,643 0.60% 0.55% 0.55% 1.84% 65%
$ 15.50 14.67% $ 326,526 0.63% 0.55%
14
0.55%
14
2.26%
15
84%
$ 13.86 6.40% $ 272,002 0.63% 0.55% 0.55% 1.89% 85%
$ 18.00 12.61% $ 69,120 0.85%
7
0.81%
7
0.80%
7
0.66%
11
38%
8
$ 16.14 10.33% $ 60,332 0.86% 0.80% 0.80% 1.18% 72%
$ 14.94 (3.51)% $ 36,694 0.86% 0.80% 0.80% 1.86% 70%
$ 15.77 4.02% $ 40,452 0.85% 0.80% 0.80% 1.61% 65%
$ 15.46 14.38% $ 34,030 0.88% 0.80%
14
0.80%
14
1.99%
15
84%
$ 13.82 6.16% $ 30,502 0.87% 0.80% 0.79% 1.59% 85%
$ 18.01 12.84% $ 184,157 0.50%
7
0.46%
7
0.45%
7
1.08%
11
38%
8
$ 16.16 10.68% $ 114,949 0.50% 0.45% 0.45% 1.50% 72%
$ 14.96 (3.15)% $ 129,267 0.51% 0.45% 0.45% 2.25% 70%
$ 15.80 4.34% $ 63,978 0.50% 0.45% 0.45% 1.99% 65%
$ 15.49 14.80% $ 45,913 0.53% 0.45%
14
0.45%
14
2.35%
15
84%
$ 13.85 6.53% $ 35,382 0.53% 0.45% 0.45% 1.98% 85%
$ 27.44 11.73% $ 3,912,235 0.40%
7
0.40%
7
0.40%
7
1.26%
11
10%
$ 24.88 10.21% $ 4,248,841 0.40% 0.40% 0.40% 1.44% 35%
$ 22.83 9.59% $ 3,262,596 0.39% 0.38% 0.38% 1.60% 20%
$ 21.18 18.92% $ 1,502,430 0.39% 0.39% 0.39% 1.52% 18%
$ 18.23 18.32% $ 793,828 0.41% 0.40% 0.40% 1.69% 16%
$ 15.71 14.00% $ 519,984 0.42% 0.39% 0.39% 1.79% 8%
$ 27.39 11.57% $ 451,369 0.65%
7
0.65%
7
0.65%
7
1.01%
11
10%
$ 24.81 9.95% $ 463,060 0.66% 0.65% 0.65% 1.18% 35%
$ 22.76 9.30% $ 389,897 0.66% 0.65% 0.65% 1.33% 20%
$ 21.11 18.58% $ 309,274 0.65% 0.64% 0.64% 1.27% 18%
$ 18.18 17.99% $ 239,074 0.67% 0.65% 0.65% 1.46% 16%
$ 15.68 13.70% $ 226,020 0.68% 0.65% 0.65% 1.53% 8%
$ 27.41 11.74% $ 1,430,599 0.30%
7
0.30%
7
0.30%
7
1.35%
11
10%
$ 24.87 10.32% $ 1,377,116 0.31% 0.30% 0.30% 1.55% 35%
$ 22.81 9.72% $ 1,275,970 0.31% 0.30% 0.30% 1.61% 20%
$ 21.15 18.99% $ 309,211 0.30% 0.30% 0.30% 1.61% 18%
$ 18.21 18.43% $ 197,705 0.32% 0.30% 0.30% 1.79% 16%
$ 15.69 14.13% $ 127,311 0.33% 0.30% 0.30% 1.87% 8%

Financial Highlights
AQR Funds | Semi-Annual Report | March 2021
The accompanying notes are an integral part of these financial statements.
March 31, 2021 (Unaudited)
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
*,1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
Net
Realized
and
Unrealized
Gain (Loss)
Net
Increase
(Decrease)
in Net
Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Total
Distributions
AQR INTERNATIONAL DEFENSIVE STYLE FUND CLASS I
SIX MONTHS ENDED MARCH 31, 2021 $ 13.18 0.11 1.56 1.67 (0.25) — (0.25)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 13.09 0.23 0.20
12
0.43 (0.34) — (0.34)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 13.38 0.34 (0.35) (0.01) (0.28) — (0.28)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 13.27 0.32
16
0.10 0.42 (0.29) (0.02) (0.31)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 12.10 0.30
13
1.04 1.34 (0.17) — (0.17)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 10.95 0.29 1.09 1.38 (0.23) — (0.23)
AQR INTERNATIONAL DEFENSIVE STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2021 $ 13.63 0.10 1.60 1.70 (0.21) — (0.21)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 13.52 0.24 0.18
12
0.42 (0.31) — (0.31)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 13.71 0.33 (0.36) (0.03) (0.16) — (0.16)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 13.58 0.26
16
0.14 0.40 (0.25) (0.02) (0.27)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 12.40 0.28
13
1.06 1.34 (0.16) — (0.16)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 11.20 0.30 1.09 1.39 (0.19) — (0.19)
AQR INTERNATIONAL DEFENSIVE STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2021 $ 13.18 0.13 1.54 1.67 (0.26) — (0.26)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 13.09 0.28 0.16
12
0.44 (0.35) — (0.35)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 13.38 0.33 (0.33) 0.00
10
(0.29) — (0.29)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 13.26 0.34
16
0.10 0.44 (0.30) (0.02) (0.32)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 12.09 0.31
13
1.03 1.34 (0.17) — (0.17)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 10.94 0.36 1.03 1.39 (0.24) — (0.24)
AQR GLOBAL EQUITY FUND CLASS I
SIX MONTHS ENDED MARCH 31, 2021 $ 8.61 0.04 1.70 1.74 (0.11) — (0.11)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 8.20 0.06 0.47 0.53 (0.12) — (0.12)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 9.11 0.15 (0.72) (0.57) (0.13) (0.21) (0.34)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 8.89 0.13 0.54 0.67 (0.08) (0.37) (0.45)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 8.12 0.11 1.43 1.54 (0.18) (0.59) (0.77)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 7.80 0.10 0.76 0.86 (0.12) (0.42) (0.54)
AQR GLOBAL EQUITY FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2021 $ 8.52 0.03 1.68 1.71 (0.10) — (0.10)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 8.12 0.08 0.43 0.51 (0.11) — (0.11)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 9.06 0.13 (0.73) (0.60) (0.13) (0.21) (0.34)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 8.84 0.09 0.55 0.64 (0.05) (0.37) (0.42)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 8.07 0.09 1.43 1.52 (0.16) (0.59) (0.75)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 7.73 0.10 0.72 0.82 (0.06) (0.42) (0.48)
AQR GLOBAL EQUITY FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2021 $ 8.67 0.05 1.72 1.77 (0.13) — (0.13)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 8.27 0.12 0.41 0.53 (0.13) — (0.13)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 9.19 0.14 (0.70) (0.56) (0.15) (0.21) (0.36)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 8.96 0.13 0.55 0.68 (0.08) (0.37) (0.45)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 8.18 0.12 1.45 1.57 (0.20) (0.59) (0.79)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 7.85 0.12 0.75 0.87 (0.12) (0.42) (0.54)

Financial Highlights
AQR Funds | Semi-Annual Report | March 2021
The accompanying notes are an integral part of these financial statements.
March 31, 2021 (Unaudited)
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
(Excluding Dividend
Short Expense &
Interest Expense)
4
Net
Investment
Income
(Loss)
Portfolio
Turnover
Rate
5,6
$ 14.60 12.73% $ 136,550 0.63% 0.55% 0.55% 1.58% 9%
$ 13.18 3.21% $ 131,283 0.64% 0.55% 0.55% 1.79% 27%
$ 13.09 0.18% $ 202,228 0.64% 0.55% 0.55% 2.64% 24%
$ 13.38 3.15% $ 173,932 0.63% 0.55% 0.55% 2.41%
16
21%
$ 13.27 11.29% $ 145,091 0.67% 0.55%
14
0.55%
14
2.43%
13,15
3%
$ 12.10 12.84% $ 96,844 0.83% 0.54% 0.54% 2.51% 83%
$ 15.12 12.55% $ 9,907 0.88% 0.80% 0.80% 1.34% 9%
$ 13.63 3.04% $ 9,541 0.90% 0.80% 0.80% 1.79% 27%
$ 13.52 (0.10)% $ 7,221 0.89% 0.80% 0.80% 2.51% 24%
$ 13.71 2.90% $ 4,266 0.88% 0.80% 0.80% 1.84%
16
21%
$ 13.58 11.01% $ 30,102 0.92% 0.80%
14
0.80%
14
2.21%
13,15
3%
$ 12.40 12.59% $ 21,135 1.08% 0.79% 0.78% 2.51% 83%
$ 14.59 12.76% $ 101,906 0.53% 0.45% 0.45% 1.87% 9%
$ 13.18 3.32% $ 65,720 0.55% 0.45% 0.45% 2.20% 27%
$ 13.09 0.26% $ 31,493 0.54% 0.45% 0.45% 2.58% 24%
$ 13.38 3.32% $ 28,741 0.53% 0.45% 0.45% 2.54%
16
21%
$ 13.26 11.38% $ 19,716 0.57% 0.45%
14
0.45%
14
2.57%
13,15
3%
$ 12.09 12.95% $ 14,668 0.67% 0.45% 0.45% 3.06% 83%
$ 10.24 20.34% $ 16,791 0.82% 0.80% 0.80% 0.89% 52%
$ 8.61 6.48% $ 15,876 0.82% 0.80% 0.80% 0.76% 94%
$ 8.20 (5.78)% $ 187,408 0.81% 0.80% 0.80% 1.82% 122%
$ 9.11 7.65% $ 198,954 0.82% 0.80% 0.80% 1.42% 87%
$ 8.89 20.70% $ 41,551 0.89% 0.82% 0.82% 1.37% 88%
$ 8.12 11.33% $ 33,013 0.96% 0.89% 0.89% 1.36% 78%
$ 10.13 20.20% $ 7,187 1.07% 1.05% 1.05% 0.70% 52%
$ 8.52 6.24% $ 5,126 1.07% 1.05% 1.05% 0.94% 94%
$ 8.12 (6.17)% $ 4,573 1.06% 1.05% 1.05% 1.59% 122%
$ 9.06 7.36% $ 2,120 1.07% 1.05% 1.05% 1.02% 87%
$ 8.84 20.57% $ 2,254 1.14% 1.07% 1.07% 1.09% 88%
$ 8.07 10.93% $ 1,712 1.20% 1.13% 1.12% 1.28% 78%
$ 10.31 20.54% $ 347,281 0.72% 0.70% 0.70% 1.01% 52%
$ 8.67 6.40% $ 290,082 0.72% 0.70% 0.70% 1.47% 94%
$ 8.27 (5.67)% $ 106,872 0.72% 0.70% 0.70% 1.72% 122%
$ 9.19 7.74% $ 173,425 0.72% 0.70% 0.70% 1.39% 87%
$ 8.96 20.98% $ 146,167 0.77% 0.70% 0.70% 1.48% 88%
$ 8.18 11.33% $ 106,573 0.77% 0.70% 0.70% 1.59% 78%

Financial Highlights
AQR Funds | Semi-Annual Report | March 2021
The accompanying notes are an integral part of these financial statements.
March 31, 2021 (Unaudited)
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
*,1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
Net
Realized
and
Unrealized
Gain (Loss)
Net
Increase
(Decrease)
in Net
Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Total
Distributions
AQR INTERNATIONAL EQUITY FUND CLASS I
SIX MONTHS ENDED MARCH 31, 2021 $ 9.25 0.06 1.95 2.01 (0.31) — (0.31)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 9.50 0.13
18
(0.08) 0.05 (0.30) — (0.30)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 10.49 0.23 (0.97) (0.74) (0.17) (0.08) (0.25)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 11.66 0.22
16
(0.32) (0.10) (0.25) (0.82) (1.07)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 10.17 0.20 1.73 1.93 (0.30) (0.14) (0.44)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 9.61 0.21 0.67 0.88 (0.20) (0.12) (0.32)
AQR INTERNATIONAL EQUITY FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2021 $ 9.48 0.00
10
2.06 2.06 (0.30) — (0.30)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 9.75 0.12
18
(0.11) 0.01 (0.28) — (0.28)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 10.74 0.22 (0.99) (0.77) (0.14) (0.08) (0.22)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 11.88 0.21
16
(0.33) (0.12) (0.20) (0.82) (1.02)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 10.35 0.18 1.77 1.95 (0.28) (0.14) (0.42)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 9.77 0.19 0.68 0.87 (0.17) (0.12) (0.29)
AQR INTERNATIONAL EQUITY FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2021 $ 9.91 0.08 2.09 2.17 (0.33) — (0.33)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 10.16 0.16
18
(0.10) 0.06 (0.31) — (0.31)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 11.20 0.26 (1.04) (0.78) (0.18) (0.08) (0.26)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 12.39 0.24
16
(0.35) (0.11) (0.26) (0.82) (1.08)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 10.77 0.27 1.81 2.08 (0.32) (0.14) (0.46)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 10.16 0.16 0.77 0.93 (0.20) (0.12) (0.32)
AQR CORE PLUS BOND FUND CLASS I
SIX MONTHS ENDED MARCH 31, 2021 $ 10.86 0.05 (0.46) (0.41) (0.11) (0.36) (0.47)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 10.41 0.13 0.60 0.73 (0.17) (0.11) (0.28)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 9.88 0.21 0.69 0.90 (0.37) — (0.37)
FOR THE PERIOD 4/05/18
19
-9/30/18 $ 10.00 0.11 (0.11) — (0.12) — (0.12)
AQR CORE PLUS BOND FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2021 $ 10.85 0.03 (0.46) (0.43) (0.10) (0.36) (0.46)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 10.41 0.13 0.56 0.69 (0.14) (0.11) (0.25)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 9.88 0.19 0.68 0.87 (0.34) — (0.34)
FOR THE PERIOD 4/05/18
19
-9/30/18 $ 10.00 0.10 (0.11) (0.01) (0.11) — (0.11)
AQR CORE PLUS BOND FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2021 $ 10.86 0.05 (0.46) (0.41) (0.11) (0.36) (0.47)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 10.41 0.16 0.57 0.73 (0.17) (0.11) (0.28)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 9.88 0.22 0.68 0.90 (0.37) — (0.37)
FOR THE PERIOD 4/05/18
19
-9/30/18 $ 10.00 0.11 (0.11) — (0.12) — (0.12)

Financial Highlights
AQR Funds | Semi-Annual Report | March 2021
The accompanying notes are an integral part of these financial statements.
March 31, 2021 (Unaudited)
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
(Excluding Dividend
Short Expense &
Interest Expense)
4
Net
Investment
Income
(Loss)
Portfolio
Turnover
Rate
5,6
$ 10.95 22.08% $ 70,069 1.00% 0.85% 0.85% 1.20% 47%
$ 9.25 0.23% $ 68,121 0.91% 0.86% 0.85% 1.42%
18
84%
$ 9.50 (6.86)% $ 191,080 0.88% 0.84% 0.84% 2.43% 91%
$ 10.49 (1.24)% $ 391,509 0.88% 0.86% 0.86% 1.97%
16
87%
$ 11.66 19.96% $ 346,078 0.98% 0.91%
14
0.91%
14
1.89%
15
83%
$ 10.17 9.34% $ 370,530 0.97% 0.95% 0.95% 2.14% 62%
$ 11.24 21.99% $ 1,164 1.19% 1.10% 1.10% 0.01% 47%
$ 9.48 (0.12)% $ 5,238 1.14% 1.11% 1.10% 1.29%
18
84%
$ 9.75 (7.03)% $ 7,951 1.05% 1.01% 1.01% 2.20% 91%
$ 10.74 (1.41)% $ 13,090 1.10% 1.09% 1.09% 1.85%
16
87%
$ 11.88 19.68% $ 14,873 1.24% 1.16%
14
1.16%
14
1.71%
15
83%
$ 10.35 9.04% $ 37,297 1.20% 1.18% 1.18% 1.89% 62%
$ 11.75 22.20% $ 53,508 0.90% 0.75% 0.75% 1.39% 47%
$ 9.91 0.34% $ 39,666 0.82% 0.76% 0.75% 1.68%
18
84%
$ 10.16 (6.80)% $ 39,853 0.80% 0.76% 0.76% 2.56% 91%
$ 11.20 (1.23)% $ 44,742 0.79% 0.77% 0.77% 2.04%
16
87%
$ 12.39 20.20% $ 44,105 0.85% 0.81%
14
0.81%
14
2.39%
15
83%
$ 10.77 9.40% $ 14,387 0.77% 0.77% 0.77% 1.57% 62%
$ 9.98 (3.96)% $ 40,791 0.68% 0.48% 0.47% 0.86% 661%
$ 10.86 7.10% $ 61,152 0.66% 0.48% 0.47% 1.19% 1029%
$ 10.41 9.31% $ 17,659 0.72%
17
0.43% 0.43% 2.04% 1004%
$ 9.88 (0.02)% $ 3,707 0.60%
17
0.42% 0.42% 2.26% 439%
$ 9.96 (4.13)% $ 617 0.84% 0.73% 0.72% 0.64% 661%
$ 10.85 6.79% $ 659 0.87% 0.73% 0.72% 1.19% 1029%
$ 10.41 9.09% $ 1,062 0.95%
17
0.66% 0.66% 1.88% 1004%
$ 9.88 (0.12)% $ 560 0.79%
17
0.62% 0.62% 2.04% 439%
$ 9.98 (3.91)% $ 32,988 0.59% 0.38% 0.37% 0.99% 661%
$ 10.86 7.19% $ 55,564 0.56% 0.38% 0.37% 1.56% 1029%
$ 10.41 9.38% $ 95,378 0.68%
17
0.37% 0.37% 2.21% 1004%
$ 9.88 0.00% $ 96,961 0.54%
17
0.37% 0.37% 2.29% 439%

Financial Highlights
AQR Funds | Semi-Annual Report | March 2021
The accompanying notes are an integral part of these financial statements.
March 31, 2021
PERIOD/YEAR ENDED
PORTFOLIO
TURNOVER
RATE
SIX MONTHS ENDED MARCH 31, 2021 .......................................
142%
FOR THE YEAR ENDED SEPTEMBER 30, 2020 .................................
210%
FOR THE YEAR ENDED SEPTEMBER 30, 2019 .................................
262%
FOR THE PERIOD 4/05/18-9/30/18 ...........................................
110%
FUND
TOTAL EXPENSES
TOTAL EXPENSES
AFTER FEES
REIMBURSED
AQR Large Cap Multi-Style Fund – Class I .......................................
0.41%
0.40%
AQR Large Cap Multi-Style Fund – Class N .......................................
0.66
0.65
AQR Large Cap Multi-Style Fund – Class R6 ......................................
0.31
0.30
AQR Small Cap Multi-Style Fund – Class I .......................................
0.74
0.61
AQR Small Cap Multi-Style Fund – Class N .......................................
0.99
0.86
AQR Small Cap Multi-Style Fund – Class R6 ......................................
0.63
0.51
AQR International Multi-Style Fund – Class I ......................................
0.61
0.55
AQR International Multi-Style Fund – Class N .....................................
0.86
0.80
AQR International Multi-Style Fund – Class R6 ....................................
0.51
0.45
AQR Emerging Multi-Style II Fund – Class I .......................................
0.81
0.74
AQR Emerging Multi-Style II Fund – Class N ......................................
1.04
0.98
AQR Emerging Multi-Style II Fund – Class R6 .....................................
0.72
0.64
AQR Large Cap Momentum Style Fund – Class I ..................................
0.42
0.40
AQR Large Cap Momentum Style Fund – Class N ..................................
0.67
0.65
AQR Large Cap Momentum Style Fund – Class R6 .................................
0.31
0.30
AQR Small Cap Momentum Style Fund – Class I ...................................
0.66
0.60
AQR Small Cap Momentum Style Fund – Class N ..................................
0.91
0.85
AQR Small Cap Momentum Style Fund – Class R6 .................................
0.56
0.50
AQR International Momentum Style Fund – Class I .................................
0.59
0.55
AQR International Momentum Style Fund – Class N ................................
0.84
0.80
AQR International Momentum Style Fund – Class R6 ...............................
0.49
0.45
AQR Large Cap Defensive Style Fund – Class I ...................................
0.40
0.40
AQR Large Cap Defensive Style Fund – Class N ...................................
0.65
0.65
AQR Large Cap Defensive Style Fund – Class R6 ..................................
0.30
0.30
*
Annualized for periods less than one year.
1
Per share net investment income (loss) and net realized and unrealized gain (loss) are based on average shares outstanding.
2
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
3
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.
4
Ratios do not include the impact of the expenses of the underlying funds in which the Funds invests.
5
Portfolio turnover is not annualized.
6
The following table represents what the portfolio turnover rate excluding TBAs would have been for AQR Core Plus Bond Fund for each period or year ended:
7
Includes extraordinary non-recurring expenses related to the Funds' reorganizations and/or the closing agreement with the Internal Revenue
Service (“IRS”) (Note 3). Without these costs, the Expenses, Before Reimbursements and/or Waivers, and Expenses, Net of Reimbursements
and/or Waivers would have been:
8
Excludes activity related to Funds’ reorganizations.

Financial Highlights
AQR Funds | Semi-Annual Report | March 2021
The accompanying notes are an integral part of these financial statements.
March 31, 2021
FUND
NET INVESTMENT
INCOME PER SHARE
NET INVESTMENT
INCOME RATIO
AQR Large Cap Multi-Style Fund – Class I .......................................
$0.19
1.18%
AQR Large Cap Multi-Style Fund – Class N .......................................
0.15
0.90
AQR Large Cap Multi-Style Fund – Class R6 ......................................
0.21
1.27
AQR Small Cap Multi-Style Fund – Class I .......................................
0.09
0.77
AQR Small Cap Multi-Style Fund – Class N .......................................
0.06
0.51
AQR Small Cap Multi-Style Fund – Class R6 ......................................
0.11
0.87
AQR Large Cap Momentum Style Fund – Class I ..................................
0.23
1.09
AQR Large Cap Momentum Style Fund – Class N ..................................
0.18
0.85
AQR Large Cap Momentum Style Fund – Class R6 .................................
0.26
1.21
AQR Small Cap Momentum Style Fund – Class I ...................................
0.07
0.34
AQR Small Cap Momentum Style Fund – Class N ..................................
0.03
0.16
AQR Small Cap Momentum Style Fund – Class R6 .................................
0.11
0.55
AQR Emerging Multi-Style II Fund – Class I .......................................
0.23
2.28
AQR Emerging Multi-Style II Fund – Class N ......................................
0.14
1.41
AQR Emerging Multi-Style II Fund – Class R6 .....................................
0.21
2.09
FUND
NET INVESTMENT
INCOME (LOSS)
PER SHARE
NET INVESTMENT
INCOME (LOSS)
RATIO
AQR Large Cap Multi-Style Fund – Class I .......................................
$0.11
1.16%
AQR Large Cap Multi-Style Fund – Class N .......................................
0.09
0.91
AQR Large Cap Multi-Style Fund – Class R6 ......................................
0.12
1.26
AQR Small Cap Multi-Style Fund – Class I .......................................
0.03
0.37
AQR Small Cap Multi-Style Fund – Class N .......................................
0.01
0.12
AQR Small Cap Multi-Style Fund – Class R6 ......................................
0.04
0.57
AQR International Multi-Style Fund – Class I ......................................
0.12
2.05
AQR International Multi-Style Fund – Class N .....................................
0.10
1.71
AQR International Multi-Style Fund – Class R6 ....................................
0.15
2.50
AQR Emerging Multi-Style II Fund – Class I .......................................
0.07
1.10
AQR Emerging Multi-Style II Fund – Class N ......................................
0.06
1.03
AQR Emerging Multi-Style II Fund – Class R6 .....................................
0.06
0.97
AQR Large Cap Momentum Style Fund – Class I ..................................
0.05
0.38
AQR Large Cap Momentum Style Fund – Class N ..................................
0.02
0.13
AQR Large Cap Momentum Style Fund – Class R6 .................................
0.06
0.46
AQR Small Cap Momentum Style Fund – Class I ...................................
0.02
0.14
AQR Small Cap Momentum Style Fund – Class N ..................................
(0.02)
(0.14)
AQR Small Cap Momentum Style Fund – Class R6 .................................
0.03
0.25
AQR International Momentum Style Fund – Class I .................................
0.08
0.96
AQR International Momentum Style Fund – Class N ................................
0.06
0.67
AQR International Momentum Style Fund – Class R6 ...............................
0.09
1.08
AQR Large Cap Defensive Style Fund – Class I ...................................
0.16
1.26
AQR Large Cap Defensive Style Fund – Class N ...................................
0.13
1.01
AQR Large Ca p Defensive Style Fund – Class R6 ..................................
0.18
1.35
9
For the period ended September 30, 2019 certain Funds received special dividends. Had these special dividends not been received the Net
Investment Income Per Share and Net Investment Income Ratio would have been as follows:
10
Amount is less than $.005 per share.
11
Includes extraordinary non-recurring expenses related to the Funds’ reorganizations and/or the closing agreement with the IRS and reimbursement related to such closing agreement (Note 3). Without these costs and reimbursement, the Net Investment Income (Loss) Per
Share and Net Investment Income (Loss) Ratio would have been:
12
The amount shown for a share outstanding throughout the period is not indicative of the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the
Fund.

Financial Highlights
AQR Funds | Semi-Annual Report | March 2021
The accompanying notes are an integral part of these financial statements.
March 31, 2021
FUND
NET INVESTMENT
INCOME PER SHARE
NET INVESTMENT
INCOME RATIO
AQR Small Cap Multi-Style Fund – Class I .......................................
$0.10
0.63%
AQR Small Cap Multi-Style Fund – Class N .......................................
0.06
0.37
AQR Small Cap Multi-Style Fund – Class R6 ......................................
0.11
0.73
AQR Small Cap Momentum Style Fund – Class I ...................................
0.08
0.35
AQR Small Cap Momentum Style Fund – Class N ..................................
0.03
0.13
AQR Small Cap Momentum Style Fund – Class R6 .................................
0.10
0.43
AQR International Defensive Style Fund – Class I ..................................
0.28
2.24
AQR International Defensive Style Fund – Class N .................................
0.26
2.02
AQR International Defensive Style Fund – Class R6 ................................
0.29
2.38
FUND
NET INVESTMENT
INCOME (LOSS) PER
SHARE
NET INVESTMENT
INCOME (LOSS)
RATIO
AQR Small Cap Momentum Style Fund – Class I ...................................
$0.03
0.12%
AQR Small Cap Momentum Style Fund – Class N ..................................
(0.02)
(0.11)
AQR Small Cap Momentum Style Fund – Class R6 .................................
0.06
0.22
AQR International Defensive Style Fund – Class I ..................................
0.28
2.14
AQR International Defensive Style Fund – Class N .................................
0.22
1.57
AQR International Defensive Style Fund – Class R6 ................................
0.30
2.27
AQR International Equity Fund – Class I .........................................
0.21
1.86
AQR International Equity Fund – Class N ........................................
0.20
1.74
AQR International Equity Fund – Class R6 .......................................
0.23
1.93
AQR Emerging Multi-Style II Fund – Class I .......................................
0.22
1.90
AQR Emerging Multi-Style II Fund – Class N ......................................
0.18
1.52
AQR Emerging Multi-Style II Fund – Class R6 .....................................
0.23
1.96
FUND
NET INVESTMENT
INCOME PER SHARE
NET INVESTMENT
INCOME RATIO
AQR International Equity Fund – Class I .........................................
$0.12
1.32%
AQR International Equity Fund – Class N ........................................
0.11
1.19
AQR International Equity Fund – Class R6 .......................................
0.15
1.58
13
For the period ended September 30, 2017 certain Funds received special dividends. Had these special dividends not been received the Net
Investment Income Per Share and Net Investment Income Ratio would have been as follows:
14
Excludes impact of IRS closing agreement tax expense.
15
Includes impact of IRS closing agreement reimbursement.
16
For the period ended September 30, 2018 certain Funds received special dividends. Had these special dividends not been received the Net
Investment Income (Loss) Per Share and Net Investment Income (Loss) Ratio would have been as follows:
17
Certain expenses incurred by the Fund were not annualized for the period.
18
For the period ended September 30, 2020 the AQR International Equity Fund received European Union ("EU") tax reclaims. Had these EU tax reclaims not been received the Net Investment Income Per Share and Net Investment Income Ratio would have been as follows:
19
Commencement of operations.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2021
March 31, 2021 (Unaudited)
Organization
AQR Funds (the “Trust”), was organized as a Delaware statutory trust on September 4, 2008. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of March 31, 2021, the Trust consists of twenty-four active series, twelve of which are presented in this book (collectively, the “Funds” and each individually a “Fund”): AQR Large Cap Multi-Style Fund, AQR
Small Cap Multi-Style Fund, AQR International Multi-Style Fund, AQR Emerging Multi-Style II Fund (formerly AQR TM Emerging Multi-Style Fund), AQR
Large Cap Momentum Style Fund, AQR Small Cap Momentum Style Fund, AQR International Momentum Style Fund, AQR Large Cap Defensive Style
Fund, AQR International Defensive Style Fund, AQR Global Equity Fund, AQR International Equity Fund and AQR Core Plus Bond Fund. The remaining active series are reported in separate books. AQR Capital Management, LLC (the “Adviser”) serves as the investment adviser of each Fund.
The investment objective for AQR Large Cap Multi-Style Fund, AQR Small Cap Multi-Style Fund, AQR International Multi-Style Fund, AQR Large Cap
Momentum Style Fund, AQR Small Cap Momentum Style Fund, AQR International Momentum Style Fund, AQR Global Equity Fund, AQR International
Equity Fund and AQR Emerging Multi-Style II Fund is to seek long-term capital appreciation. The investment objective for AQR Large Cap Defensive
Style Fund, AQR International Defensive Style Fund and AQR Core Plus Bond Fund is to seek total return. Each Fund offers Class I, Class N and Class
R6 shares.
Reorganization
On March 8 and March 15, 2021, certain Funds (each, an “Acquiring Fund”) acquired all of the net assets of another existing AQR Fund (each, a
“Target Fund”), indicated below, pursuant to the Agreement and Plan of Reorganization approved by the Funds’ Board of Trustees in November 2020.
Each transaction is referred to as a “Reorganization” and the transactions are referred to collectively as the “Reorganizations.” The purpose of the
Reorganizations was to combine two funds with comparable investment objectives in an effort to achieve operating efficiencies and economies of scale.
As a result of the Reorganizations, the Acquiring Funds are the legal and accounting survivors.
The Acquiring Fund and Target Fund for each Reorganization are shown in the table below:
Acquiring Funds Target Funds Reorganization Date
AQR Large Cap Multi-Style Fund AQR TM Large Cap Multi-Style Fund March 8, 2021
AQR Small Cap Multi-Style Fund AQR TM Small Cap Multi-Style Fund March 15, 2021
AQR International Multi-Style Fund AQR TM International Multi-Style Fund March 8, 2021
AQR TM Emerging Multi-Style Fund* AQR Emerging Multi-Style Fund March 8, 2021
AQR Large Cap Momentum Style Fund AQR TM Large Cap Momentum Style Fund March 8, 2021
AQR Small Cap Momentum Style Fund AQR TM Small Cap Momentum Style Fund March 15, 2021
AQR International Momentum Style Fund AQR TM International Momentum Style Fund March 15, 2021
* Effective upon the closing of this Reorganization, the name of the “AQR TM Emerging Multi-Style Fund” was changed to “AQR Emerging Multi-Style II
Fund.”

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2021
March 31, 2021 (Unaudited)
The Reorganizations were accomplished by a tax-free exchange of shares then outstanding of the same share class of the Target Funds at their respective net asset values on March 5 and March 12, 2021, respectively, in the following amounts and at the following conversion ratios:
Distributable amounts of net income and realized gains from the Target Funds were distributed prior to the Reorganizations. Certain of the Acquiring
Funds will distribute additional amounts as described in Note 16.
Immediately prior to the Reorganizations, the Acquiring Funds’ net assets were combined with the Target Funds’ net assets, including unrealized appreciation amounts, resulting in the combined net assets post Reorganizations shown in the table below.
Shares prior
to Target Fund
Reorganization
Conversion
Ratio
Shares of
Acquiring
Fund Issued in
Reorganization
AQR Large Cap Multi-Style Fund
Class I ........................................................................... 5,525,902 0.890629 4,921,526
Class N .......................................................................... 158,844 0.885088 140,591
Class R6 ......................................................................... 13,217,657 0.892380 11,795,167
AQR Small Cap Multi-Style Fund
Class I ........................................................................... 1,143,630 0.859896 983,402
Class N .......................................................................... 288,094 0.860800 247,991
Class R6 ......................................................................... 211,107 0.860378 181,631
AQR International Multi-Style Fund
Class I ........................................................................... 1,796,579 0.965353 1,734,332
Class N .......................................................................... 119,349 0.965842 115,272
Class R6 ......................................................................... 15,749,851 0.968196 15,248,944
AQR Emerging Multi-Style II Fund
Class I ........................................................................... 3,756,878 0.947293 3,558,865
Class N .......................................................................... 312,280 0.945761 295,342
Class R6 ......................................................................... 16,944,635 0.948341 16,069,284
AQR Large Cap Momentum Style Fund
Class I ........................................................................... 5,216,293 1.288867 6,723,107
Class N .......................................................................... 212,216 1.283283 272,334
Class R6 ......................................................................... 3,903,981 1.291903 5,043,566
AQR Small Cap Momentum Style Fund
Class I ........................................................................... 1,942,933 1.030939 2,003,046
Class N .......................................................................... 135,347 1.022310 138,366
Class R6 ......................................................................... 207,334 1.034201 214,425
AQR International Momentum Style Fund
Class I ........................................................................... 4,199,742 0.877840 3,686,702
Class N .......................................................................... 202,661 0.875726 177,475
Class R6 ......................................................................... 3,571,928 0.876677 3,131,428
ACQUIRING FUND/TARGET FUND
ACQUIRING FUND NET
ASSETS PRIOR TO
REORGANIZATION
TARGET FUND NET
ASSETS PRIOR TO
REORGANIZATION
COMBINED FUND
NET ASSETS POST
REORGANIZATION
TARGET FUND
NET UNREALIZED
APPRECIATION
AQR Large Cap Multi-Style Fund/
AQR TM Large Cap Multi-Style Fund  $1,150,816,072  $314,032,634  $1,464,848,706  $124,523,993
AQR Small Cap Multi-Style Fund/
AQR TM Small Cap Multi-Style Fund  130,315,750  26,893,978  157,209,728  10,894,639
AQR International Multi-Style Fund/
AQR TM International Multi-Style Fund  279,407,628  212,240,858  491,648,486  58,223,609
AQR Emerging Multi-Style II Fund/
AQR Emerging Multi-Style Fund  402,853,427  254,056,199  656,909,626  61,233,335
AQR Large Cap Momentum Style Fund/
AQR TM Large Cap Momentum Style Fund  788,109,755  280,427,451  1,068,537,206  133,119,654
AQR Small Cap Momentum Style Fund/
AQR TM Small Cap Momentum Style Fund  251,959,787  64,534,933  316,494,720  30,188,500
AQR International Momentum Style Fund/
AQR TM International Momentum Style Fund  456,914,126  126,421,347  583,335,473  37,884,254

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2021
March 31, 2021 (Unaudited)
For financial reporting purposes, net asset received and shares issued by the Acquiring Funds were recorded at fair value. However, the cost basis of the investments received from the Target Funds was carried forward to align ongoing reporting of the Acquiring Funds’ realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Assuming that the Reorganizations had been completed on October 1, 2020, the beginning of the Acquiring Funds’ reporting period, the Acquiring Funds’
pro forma results of operations for the period ended March 31, 2021 would be:
Because the combined funds have been managed as a single integrated fund since the Reorganizations were completed, it is not practical to separate the results of operations of the Target Funds that have been included in the Acquiring Funds’ Statement of Operations since the Reorganization Dates.
Reorganization costs incurred by the Funds were paid by the Funds up to a threshold approved by the Fund’s Board.
Significant Accounting Policies
Basis of Preparation: The Funds are investment companies and apply specialized accounting and reporting guidance of the Financial Accounting
Standards Board Accounting Standard Codification Topic 946 Financial Services—Investment Companies . The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
Use of Estimates: The preparation of the financial statements in conformity with GAAP requires the Adviser to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.
Valuation of Investments: All securities and other investments are recorded at their estimated fair value, as described in Note 4.
Cash: Cash comprises U.S. Dollar and foreign currency deposits held at a custodian bank(s) which may exceed insured limits. The Funds are subject to risk to the extent that the institutions may be unable to fulfill their obligations.
Due to/from Brokers: Due to/from brokers represents cash balances on deposit with, or cash balances owed to, the Funds’ prime brokers and counterparties. The Funds are subject to credit risk should the prime brokers and counterparties be unable to meet their obligations to the Funds.
Foreign Currency Translation: The books and records of the Funds are maintained in U.S. Dollars. Foreign denominated assets and liabilities are translated into U.S. Dollars at the prevailing exchange rate at the valuation date. Transactions denominated in foreign currencies are translated into
U.S. Dollars at the prevailing exchange rate on the date of the transaction. The Funds’ income earned and expense incurred in foreign denominated currencies are translated into U.S. Dollars at the prevailing exchange rate on the date of such activity.
The Funds do not separately disclose that portion of the results of operations arising from changes in the foreign exchange rates on investments and derivatives from the fluctuations that result from changes in the market prices of investments and derivatives held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized gain (loss) from transactions in investment securities and derivatives and net change in unrealized appreciation (depreciation) on investment securities and derivatives on the Statements of Operations.
Realized gains (losses) from settlement of foreign currency and foreign currency transactions reported on the Statements of Operations arise from the disposition of foreign currency and a change between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books on the transaction date and the U.S. Dollar equivalent of the amounts actually received or paid. Changes in unrealized appreciation (depreciation) on foreign currency and foreign currency translations reported on the Statements of Operations arise from changes (due to the changes in the exchange rate) in the value of foreign currency and assets and liabilities (other than investments) denominated in foreign currencies, which are held at period end.
Net Investment
Income (Loss)
Net realized
gain (loss)
Net change
in unrealized
appreciation
(depreciation)
Net increase
(decrease) in net
assets resulting
from operations
AQR Large Cap Multi-Style Fund ............................. $ 8,611,411 $ 110,736,228 $ 172,656,716 $ 292,004,355
AQR Small Cap Multi-Style Fund .............................. 4 91,625 44,335,097 21,850,895 66, 677,617
AQR International Multi-Style Fund ............................ 4,388,799 15,950,598 75,460,440 95,799,837
AQR Emerging Multi-Style II Fund ............................. 2, 705,259 42,439,132 79,058,025 124,202,416
AQR Large Cap Momentum Style Fund ......................... 2,128,856 140,006,917 2,135,905 144,271,678
AQR Small Cap Momentum Style Fund ......................... 226,321 41,107,705 53,582,340 94,916,366
AQR International Momentum Style Fund ....................... 2,708,643 29,231,009 36,439,573 68,379,225

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2021
March 31, 2021 (Unaudited)
Investment Transactions and Related Income: Investment transactions are accounted for on trade date (the date the order to buy or sell is executed).
Realized gains and losses on investment transactions are calculated on a specifically identified cost basis. Interest income is recorded on an accrual basis using the effective interest method, which results in coupon interest being adjusted for amortization of premiums and accretion of discounts, when applicable. Dividend income (expense) net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the ex-
dividend date notification. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. The Funds may be subject to foreign taxes on income, capital gains on investments or currency repatriation, a portion of which may be recoverable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. As a result of rulings from
European courts, the Funds filed for additional reclaims related to prior years. Income recognized, if any, for European Union (“EU”) reclaims is reflected as dividend income in the Statements of Operations. EU reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Certain fixed-income investments may pay interest in-kind, which represents contractual interest accrued and increases the principal balance. For inflation-linked bonds, interest income (expense) is earned on the principal amount and adjusted for the changes in the relevant consumer price index.
Multi-class Operations: Each class of shares offered by the Trust has equal rights as to earnings, assets and voting privileges, except that each class may bear different sub-transfer agency and distribution fees and shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares. Income, non-class specific expenses, realized and unrealized gains and losses are allocated daily to each class of shares based upon the proportion of relative net assets at the beginning of each day. The Funds are charged for those expenses that are directly attributable to each
Fund. Trust level expenses are allocated among the Funds based on the ratio of average net assets or other reasonable methodology.
Certain Funds may invest in other investment companies, including affiliated funds, and, as a result, indirectly bear a portion of the advisory and operating expenses incurred by these entities. Such expenses are not reflected in the expenses shown on the Statements of Operations and are not included in the ratios to average net assets shown on the Financial Highlights.
The Funds record distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain.
Such amounts are based on estimates (if actual amounts are not available) and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of components of distributions (and consequently net investment income) as necessary once the issuers provide information about the actual composition of the distributions.
Federal Income Taxes: Each Fund is treated as a separate taxable entity for federal income tax purposes. Each Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). If so qualified, each Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Accordingly no provision for Federal income tax is necessary.
The Adviser evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained if challenged by the applicable tax authority. Tax positions deemed to meet more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The Funds are required to analyze all open tax years. Open tax years are those years that are open for examination by the relevant income taxing authority. The Funds have determined that there is no tax liability/benefit resulting from uncertain income tax positions taken or expected to be taken for any of the Funds' open tax years. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense/benefit will materially change in the next twelve months.
The returns of the Funds for the prior three fiscal years as well as current year, or since inception if shorter, are open for examination. As of March 31,
2021, the Funds had no examinations in progress.
Certain Funds have agreed to the terms of a closing agreement with the Internal Revenue Service (“IRS”) as a result of overstated qualified dividend income (QDI) reported to shareholders for the tax year ended September 30, 2017. The AQR Small Cap Multi-Style Fund, AQR International Multi-
Style Fund, AQR Emerging Multi-Style II Fund, and AQR Large Cap Defensive Style Fund, recorded a tax expense of $150,861, $3,097, $8,261, and
$19,146, respectively, of which, all amounts have been reimbursed by an independent third-party service provider to the Trust. Amounts reimbursed were recorded in income on the Statements of Operations.
Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The AQR Core Plus Bond Fund's distributions from net investment income are generally declared and distributed monthly. For all other Funds, distributions from net investment income, if any, are generally declared and distributed at least annually. All of the Funds generally declare and distribute net realized capital gains, if any, at least annually.
Income and capital gain distributions will be determined in accordance with federal income tax regulations which may differ from GAAP. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character.
Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gain (loss) reported on the Funds’ financial statements presented under GAAP.
Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2021
March 31, 2021 (Unaudited)
Indemnification: In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. The Funds’
maximum exposure under these arrangements is unknown as any potential exposure involves future claims that may be made against the Funds.
However, based on experience, the Funds expect the risk of loss to be remote.
Securities and Other Investments
Affiliate Investments: Certain investments may be classified as an affiliate or a controlled affiliate of the Funds on the Schedule of Investments. Section
2a-3 of the 1940 Act defines an affiliate as, among other things, a company in which a Fund owns at least 5% of the outstanding voting securities as well as an issuer which is under common control with another fund or Trust. Further, pursuant to the 1940 Act, control is presumed to exist when, among other things, a Fund owns more than 25% of the outstanding voting securities of portfolio company.
Additionally, certain Funds may invest in the Limited Purpose Cash Investment Fund (the “LPCI Fund”), which is managed by UBS Asset Management
(Americas) Inc. The LPCI Fund is a registered investment company under the 1940 Act and is subject to the money market regulations as prescribed in Rule 2a-7 of the 1940 Act. Pursuant to the LPCI Fund’s eligibility requirements, shares of the LPCI Fund are only available for sale to the Adviser and funds advised by the Adviser. The LPCI Fund may be considered an affiliated issuer of some of the Funds in the Trust. However, the Funds do not invest in the LPCI Fund for the purpose of exercising significant influence over its management, board or policies. A summary of transactions with each affiliated issuer is included in the Schedules of Investments, if applicable.
High Yield Securities: Certain Funds invest in lower-quality debt securities. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities causing greater price volatility. These instruments involve a greater risk of loss due to default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.
Futures Contracts: Certain Funds invest in futures contracts as part of their primary investment strategy and to equitize its cash flows. Investments in futures may increase or decrease exposure to a particular market. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Funds, the Funds may not receive the return of the entire margin owed to the Funds, potentially resulting in a loss. A change in market value of an open futures contract is recorded in the Statements of Operations as net change in unrealized appreciation (depreciation)
on futures contracts. A realized gain (loss) represents the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired, and is reported in the Statements of Operations. The use of long futures contracts subjects the Funds to risk of loss in excess of the variation margin on the Statements of Assets and Liabilities. The use of short futures contracts subjects the Funds to unlimited risk of loss. Futures contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.
Forward Foreign Currency Exchange Contracts: Certain Funds buy and sell forward foreign currency exchange contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. Dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities that a Fund intends to buy are denominated, when a Fund holds cash reserves and short term investments), or for other investment purposes. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as unrealized appreciation or depreciation. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Funds are unable to enter into a closing position. Risks may exceed amounts recognized on the Statements of Assets and Liabilities. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Forward foreign currency exchange contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.
Swap Contracts: Certain Funds engage in various swap transactions to manage risks within their portfolios or as alternatives to direct investments.
Swap transactions may be privately negotiated in the over-the-counter (“OTC”) market where payments are settled through direct payments between a
Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing (“centrally cleared swaps”). These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”), in which case all payments are settled with the CCP through the DCM. For centrally cleared swaps, the Schedules of Investments include the cumulative appreciation
(depreciation), while only the current day’s variation margin is reported within the Statements of Assets and Liabilities. For credit default and interest rate contracts, an upfront payment received by a Fund is recorded as a liability and an upfront payment made by a Fund is recorded as an asset on the Fund’s Statement of Assets and Liabilities. Upfront payments are amortized over the term of the contract. If there is no upfront payment or receipt, market value will equal unrealized appreciation (depreciation). Payments received (paid) by a Fund are recorded as realized gains (losses) from the expiration at a periodic reset date or closing of swap contracts in the Statements of Operations. The Funds’ use of swap contracts create additional risks beyond those that would exist if the Funds invested in the underlying positions directly.
Credit Default Swap Contracts: Certain Funds enter into credit default swap contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default contract, the protection buyer typically makes an upfront payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. The credit default contracts are marked to market daily and the change, if any, is recorded as an unrealized gain or loss.
Variation margin is accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized.
Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss on swap contracts in the Statements of Operations.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2021
March 31, 2021 (Unaudited)
Implied credit spreads are used to determine the value of credit default swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads indicate a greater likelihood that a seller will be obligated to perform
(i.e., make payment) under the swap contract. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.
Risks of loss may exceed amounts recognized on the Statements of Assets and Liabilities. A Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the specific Fund and the counterparty. The central clearing house acts as the counterparty to each centrally cleared swap transaction, therefore credit risk is limited to the failure of the clearing house. Where a Fund is a seller of protection, the maximum potential amount of future payments the Fund may be required to make is equal to the notional amount of the relevant credit default contract. The Fund’s risk of loss associated with these instruments may exceed their value, as recorded in the Statements of Assets and Liabilities. Credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after each Fund’s Schedule of Investments.
Interest Rate Swaps: Certain Funds enter into interest rate swaps as part of their investment strategy. Interest rate swaps generally involve agreements to exchange fixed and floating payment obligations, without the exchange of the underlying notional amounts. Interest rate swap agreements are privately negotiated in the OTC market or may be executed in a multilateral or other trade facility platform, such as a registered exchange (centrally cleared swaps). Periodic payments received (paid) by the Funds are recorded as realized gains (losses) on derivatives in the Statements of Operations.
Interest rate swaps are marked to market daily and the change is recorded as unrealized gain (loss) on swap contracts in the Statements of Operations.
The Funds’ risk of loss associated with these instruments may exceed their value, as recorded in the Schedule of Investments. Non-deliverable interest rate swap contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Centrally cleared interest rate swaps may have forward effective dates. The amortization of the upfront premiums (if applicable) and payments related to these swap contracts begin on the effective date of the contract. Interest rate contracts outstanding, including their respective notional amounts at period end, if any, are listed after each
Fund’s Schedule of Investments.
Total Return Swap Contracts: Certain Funds invest in total return swaps to obtain exposure to the underlying referenced instruments, obtain leverage or attain the returns from ownership without actually owning the underlying position. Total return swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, security index or index component during the period of the swap. Total return swap contracts are marked to market daily and the change, if any, is recorded as net change in appreciation
(depreciation) on swap contracts in the Statements of Operations. Total return swaps normally do not involve the delivery of securities or other underlying assets. If the counterparty to a total return swap contract defaults, a Fund’s risk of loss consists of the net amount of payments the Fund is contractually entitled to receive, if any. The use of long total return swap contracts subject the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities. The use of short total return swaps subject the Funds to potential unlimited loss. Periodic payments received (paid) by the
Funds are recorded as realized gains (losses) from the expiration or closing of swap contracts in the Statements of Operations. Total return swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.
Delayed Delivery Securities: During the period, certain Funds transacted in securities on a delayed delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery basis are identified as such in the Fund's
Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the Funds identified securities as segregated in their records with a value at least equal to the amount of the commitment.
Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract terms.
To-Be-Announced Commitments: Certain Funds may invest in To-Be-Announced (“TBA”) commitments. TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The term
TBA is derived from the fact that the actual mortgage-backed securities that will be delivered to fulfill a TBA commitment are not designated at the time the trade is made and settlement of the securities often takes place after the customary settlement period for mortgage-backed securities. The price and specified terms, including issuer, rate and mortgage terms of the underlying securities, as well as the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The actual pool of mortgage-backed securities to be delivered is announced 48 hours prior to the established trade settlement date. Settlement of TBA commitments can occur in two ways: i ) taking or making delivery of mortgage pools/securities; or
ii) pairing-off with an offsetting trade for cash settlement. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery security.
Investing in TBA commitments, which are accounted for as purchases and sales transactions, involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. The Funds is subject to this risk whether or not the Funds take delivery of the positions on the settlement date for a transaction. TBA commitments outstanding at period end, if any, are disclosed in the Fund’s Schedule of Investments.
Securities Lending: Certain Funds may lend securities to qualified borrowers approved by the Adviser in order to generate additional income. Securities loaned are collateralized by cash or securities issued by the U.S. Treasury valued at 102% to 105% of the market value of the securities on loan. The
Funds may invest cash collateral in money market funds as indicated on the Schedule of Investments. The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2021
March 31, 2021 (Unaudited)
Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. In the event of a default by a borrower with respect to any loan, the lending agent will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. If, despite such efforts by the lending agent to exercise these remedies, the Funds sustain losses as a result of a borrower’s default, the lending agent indemnifies the Funds by purchasing replacement securities at its expense, or paying the Funds an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in the Securities Lending Agency Agreement between the Funds and the lending agent. Non-cash collateral received, if any, is disclosed in a footnote to the Schedules of Investments for each Fund. Securities lending income, net on the Statements of Operations represents fees charged to borrowers plus income earned on invested cash collateral and non-cash collateral, less expenses associated with the loan. Certain of the securities on loan may have been sold prior to the close of the reporting period and are included in Receivables for Securities Sold on the Statements of Assets and Liabilities.
Security loans can be terminated at the discretion of either the lending agent or the Fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. At period end, Funds with investments securities on loan disclose the balance of such securities on loan in the footnotes to the Schedule of Investments. The fair value of the Funds' investment securities on loan and a related liability for collateral received on securities loaned are both presented gross on the Statements of Assets and Liabilities.
Master Agreements: Certain Funds are parties to master netting arrangements with counterparties (“Master Agreements”). Master Agreements govern the terms of certain like transactions and reduce the counterparty risk associated with relevant transactions by specifying payment netting mechanisms across multiple transactions and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded by different legal entities of a particular counterparty organization, each type of transaction may be covered by a different
Master Agreement, resulting in the need for multiple Master Agreements with a counterparty and its affiliates.
As the Master Agreements are specific to unique operations of different asset types, they allow the Funds to i.) close out and net their total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty, ii.) exit transactions through means other than sale, such as through a negotiated agreement with the Funds’ counterparty, a transfer to another party, or close out of the position through execution of an offsetting transaction.
Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of equities, bonds, equity options or short sales of securities between certain Funds and selected counterparties. These arrangements provide financing terms for such transactions and include guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically held by the prime broker and offset any obligations due to the prime broker.
Customer Account Agreements govern cleared derivatives transactions and exchange-traded futures and options transactions. Upon entering into an exchange-traded or centrally cleared derivative contract, the Funds are required to deposit with the relevant clearing organization cash or securities, which are referred to as the initial margin. Securities deposited as initial margin are designated on the Schedules of Investments and cash deposited is recorded as Deposits with brokers for centrally cleared swaps and Deposits with brokers for futures contracts on the Statements of Assets and Liabilities.
For exchange-traded futures or centrally cleared swaps, initial margin is posted, and daily changes in fair value are recorded as a payable or receivable on the Statements of Assets and Liabilities as Variation margin on centrally cleared swaps and Variation margin on futures contracts. Variation margin is determined separately for exchange-traded futures and centrally cleared swaps and cannot be netted.
International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC derivative transactions entered into between certain Funds and a counterparty. ISDA Master Agreements maintain provisions for general obligations, representations, netting of settlement payments, agreements to deliver supporting documents, collateral transfer and events of default or termination.
Events of termination include a decline in the Fund’s net assets below a specified threshold over a certain period of time or a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all OTC contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by a party to elect early termination could be material to the financial statements and impact a Fund’s future derivative activity.
Collateral pledged by a Fund for OTC derivatives pursuant to a Master Agreement is segregated by the Fund’s custodian and identified as an asset in the Statements of Assets and Liabilities either as a component of Investments in securities, at value (securities) or in Due from brokers (cash).
Collateral and margin requirements differ according to the terms of each type of Master Agreement. Collateral is routinely transferred if the total net exposure net of existing collateral already in place governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold. Collateral can be in the form of cash, debt securities issued by the U.S. government, money market funds and other securities as agreed to by the Fund and the applicable counterparty, or as permitted by the clearing house or exchange.
Collateral posted for the benefit of a Fund pursuant to a Master Agreement is held by a custodian of the Fund. Amounts which can be invested or repledged, are presented in the Fund’s Schedule of Investments. Segregation of a fund’s collateral in the custodian account helps mitigate counterparty risk. Collateral received is reflected as a liability within Due to brokers in the Statements of Assets and Liabilities. As governed by the relevant Master
Agreements, interest expense may be incurred if a counterparty charges the Fund interest on collateral posted directly to a Fund’s custodian account.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2021
March 31, 2021 (Unaudited)
The collateral requirements for TBA commitments are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by the Fund and the counterparty. Typically, the Fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities subject to master netting agreements on the
Statements of Assets and Liabilities.
Investment Valuation and Fair Value Measurements
Investment Valuation Policies: The Net Asset Value (“NAV”) of the Funds’ shares are valued as of the close of regular trading on the New York Stock
Exchange (“NYSE”) (normally 4:00 p.m. Eastern time) on each day that the NYSE is open (each a “Business Day”). The NAV per share of each class within each Fund is computed by dividing the total current value of the assets of such Fund attributable to a class, less class liabilities, by the total number of shares of that class of the Fund outstanding at the time the computation is made. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Funds’ Board of Trustees (the “Board”).
The Adviser has established a Valuation Committee (the “VC”) to assist the Board with oversight and monitoring of the valuation of the Funds’
investments. This includes administering, implementing and overseeing the continual appropriateness of valuation approaches applied and the determination of adjustments to the fair valuation of portfolio securities and other financial derivative instruments in good faith after consideration of market factor changes and events affecting issuers. The Adviser performs a series of activities to provide reasonable assurance of the accuracy of prices including: (i) periodic vendor due diligence meetings, review of approaches and techniques, new developments and processes at vendors, (ii) review of daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, (iii) review of third party model prices against internal model prices, and (iv) review the results of back testing and reports for the Board on the results of fair value determinations.
Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from pricing services or established market makers. Where market quotations are not readily available, or if an available market quotation is determined not to reflect fair value, securities or financial derivatives are valued at fair value, as determined in good faith by the VC in accordance with the valuation procedures approved by the Funds’ Board. Using fair value to price a security may require subjective determinations about the value of a security that could result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net assets. It is possible the estimated values may differ significantly from the values which would have been used had an active ready market for the investments existed. These differences could be material.
Fair Value Hierarchy: Various inputs are utilized in determining the value of each Fund’s investments. GAAP establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. These inputs are summarized in the three broad levels as follows:
Level 1 — Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 — Other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, credit risks and default rates) or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.
An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used. The valuation techniques used by the Funds to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation Techniques: The following inputs and techniques may be used by the Funds to evaluate how to classify each major category of assets and liabilities into the appropriate fair value hierarchy in accordance with GAAP.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2021
March 31, 2021 (Unaudited)
Equity securities, including securities sold short, rights, exchange options, warrants, Exchange-Traded Funds (“ETFs”) and closed-end investment companies, are valued at the last quoted sales prices or official closing prices taken from the primary market, or composite in which each security trades and are therefore classified Level 1. Investments in mutual funds are valued daily at their NAVs which are also classified as Level 1.
An equity for which no sales are reported, as in the case of a security that is traded in the over-the-counter market or a less liquid listed equity, is valued at its last bid price (in the case of short sales, at the ask price) and is therefore classified Level 2. In addition, equities traded outside of the
Western Hemisphere, or in foreign markets that close at 4:00pm Eastern Standard time where the market is closed due to a holiday, are classified
Level 2 because they are fair valued daily based on the application of a fair value factor (unless the Adviser determines that use of another valuation methodology is appropriate). The Funds apply daily fair value factors, furnished by an independent pricing service, to account for the market movement between the close of the foreign market and the close of the NYSE. The pricing service uses statistical analysis and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, American Depositary Receipts, futures contracts and exchange rates in other markets in determining fair value as of the time a Fund calculates its net asset value.
Fixed income securities (other than certain short-term investments maturing in 60 days or less) and other investments that trade in markets that are not considered to be active, are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs and are also classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-
grade corporate bonds, and less liquid listed equities. Corporate and sovereign bonds and other fixed-income instruments are valued at estimated fair value using the latest bid prices or evaluated quotes furnished by independent pricing services, as well as quotations from counterparties and other market participants. Evaluated quotes are generally based on a matrix system, which may consider such factors as quoted prices for identical or similar assets, yields, maturities and ratings and are not necessarily reliant on quoted prices. Short-term debt investments of sufficient credit quality maturing in
60 days or less are generally valued at amortized cost, which approximates fair value. These investments are categorized as Level 2 within the fair value hierarchy.
Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments include illiquid securities. When observable prices are not available for these securities, the Funds may use one or more valuation approaches (e.g., the market approach, the income approach, or the cost approach), including proprietary models for which sufficient and reliable data is available. Within Level 3, the market approach generally is based on the technique of using comparable market transactions, while the use of the income approach includes the estimation of future cash flows discounted to calculate fair value. Discounts may also be applied due to the nature or durations of any restrictions on the disposition of the investment or adjusted as appropriate for credit, market and/or other risk factors.
The inputs used by the Funds in estimating the value of Level 3 investments include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations and other transactions across the capital structure, offerings in the equity or debt capital markets, changes in financial ratios or cash flows, benchmark yield curves, credit spreads, estimated default rates, underlying collateral, and other unique security features. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Adviser in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the fair value of the investment.
Exchange-traded derivatives, such as futures contracts and exchange-traded option contracts, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Futures and option contracts that are listed on national exchanges and are freely transferable are valued at fair value based on their last sales price on the date of determination on the exchange their constitutes the principal market. For option contracts, if no sales occurred on such date, the contracts will be valued at the mid price on such exchange at the close of business on such date. Centrally cleared swaps listed or traded on a multilateral trade facility platform, such as a registered exchange, are valued on daily basis using quotations provided by an independent pricing service.
OTC derivatives, including forward contracts and swap contracts, are valued by the Funds on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable.
The value of each total return swap contract and total return basket swap contract is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing price on the principal exchange on which the securities are traded; (ii) financing costs; (iii)
the value of dividends or accrued interest; (iv) cash balances within the swap; and (v) other factors, as applicable.
The U.S. Dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2021
March 31, 2021 (Unaudited)
Credit default swap contracts and interest rate swap contracts are marked to market daily based on quotations as provided by an independent pricing service. The independent pricing services aggregate valuation information from various market participants to create a single reference value for each credit default swap contract and interest rate swap contract.
Generally, a valuation model is used consistently for similar derivative types. In instances where models are used, the value of an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument as well as the availability and reliability of observable inputs. Such inputs typically may include market prices for reference securities, yield curves, credit spreads, measures of volatility, prepayment rates and implied correlations of such inputs which are obtained from outside brokers and/or pricing services when available. Certain OTC derivatives, such as generic forwards, swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. Those OTC derivatives that have less liquidity or for which inputs are unobservable are classified within Level 3. While the valuations of less liquid OTC derivatives may utilize some Level 1 and/or Level 2 inputs, they also may include other unobservable inputs which may be considered significant to the fair value determination.
Quantitative Information
The following tables represent each Fund’s valuation inputs as presented on the Schedule of Investments.
AQR LARGE CAP MULTI-STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 1,351,722,222 $ – $ – $ 1,351,722,222
Preferred Stocks ................................ 494,527 – – 494,527
Securities Lending Collateral ....................... 1,014,848 – – 1,014,848
Short-Term Investments ........................... 62,252,735 – – 62,252,735
Futures Contracts* ............................... 1,142,531 – – 1,142,531
Total Assets $ 1,416,626,863 $ – $ – $ 1,416,626,863
AQR SMALL CAP MULTI-STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 142,343,568 $ – $ 105,185 $ 142,448,753
Preferred Stocks ................................ 168,065 – – 168,065
Securities Lending Collateral ....................... 2,720,175 – – 2,720,175
Short-Term Investments ........................... 2,214,092 – – 2,214,092
Total Assets $ 147,445,900 $ – $ 105,185 $ 147,551,085
LIABILITIES
Futures Contracts* ............................... $ (86,666) $ – $ – $ (86,666)
Total Liabilities $ (86,666) $ – $ – $ (86,666)
AQR INTERNATIONAL MULTI-STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 54,160,487 $ 426,376,004 $ – $ 480,536,491
Short-Term Investments ........................... 16,806,100 – – 16,806,100
Total Assets $ 70,966,587 $ 426,376,004 $ – $ 497,342,591
LIABILITIES
Futures Contracts* ............................... $ (68,455) $ – $ – $ (68,455)
Total Liabilities $ (68,455) $ – $ – $ (68,455)
AQR EMERGING MULTI-STYLE II FUND (FORMERLY
KNOWN AS AQR TM EMERGING MULTI-STYLE FUND) LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 177,256,320 $ 449,632,853 $ – $ 626,889,173
Securities Lending Collateral ....................... 1,202,723 – – 1,202,723
Short-Term Investments ........................... 17,896,961 – – 17,896,961
Total Assets $ 196,356,004 $ 449,632,853 $ – $ 645,988,857
LIABILITIES
Futures Contracts* ............................... $ (176,528) $ – $ – $ (176,528)
Total Liabilities $ (176,528) $ – $ – $ (176,528)

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2021
March 31, 2021 (Unaudited)
AQR LARGE CAP MOMENTUM STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 1,048,816,008 $ – $ – $ 1,048,816,008
Securities Lending Collateral ....................... 1,173,035 – – 1,173,035
Short-Term Investments ........................... 19,210,985 – – 19,210,985
Futures Contracts* ............................... 110,178 – – 110,178
Total Assets $ 1,069,310,206 $ – $ – $ 1,069,310,206
AQR SMALL CAP MOMENTUM STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 277,912,857 $ – $ 76,881 $ 277,989,738
Securities Lending Collateral ....................... 17,088,508 – – 17,088,508
Short-Term Investments ........................... 8,778,483 – – 8,778,483
Total Assets $ 303,779,848 $ – $ 76,881 $ 303,856,729
LIABILITIES
Futures Contracts* ............................... $ (394,824) $ – $ – $ (394,824)
Total Liabilities $ (394,824) $ – $ – $ (394,824)
AQR INTERNATIONAL MOMENTUM STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 72,205,797 $ 467,450,226 $ –
(a)
$ 539,656,023
Securities Lending Collateral ....................... 153,795 – – 153,795
Short-Term Investments ........................... 23,255,970 – – 23,255,970
Total Assets $ 95,615,562 $ 467,450,226 $ –
(a)
$ 563,065,788
LIABILITIES
Futures Contracts* ............................... $ (76,592) $ – $ – $ (76,592)
Total Liabilities $ (76,592) $ – $ – $ (76,592)
AQR LARGE CAP DEFENSIVE STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 5,724,606,430 $ – $ – $ 5,724,606,430
Securities Lending Collateral ....................... 5,881,275 – – 5,881,275
Short-Term Investments ........................... 71,971,328 – – 71,971,328
Futures Contracts* ............................... 172,138 – – 172,138
Total Assets $ 5,802,631,171 $ – $ – $ 5,802,631,171
AQR INTERNATIONAL DEFENSIVE STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 24,878,809 $ 208,263,766 $ – $ 233,142,575
Short-Term Investments ........................... 12,030,506 – – 12,030,506
Total Assets $ 36,909,315 $ 208,263,766 $ – $ 245,173,081
LIABILITIES
Futures Contracts* ............................... $ (37,341) $ – $ – $ (37,341)
Total Liabilities $ (37,341) $ – $ – $ (37,341)
AQR GLOBAL EQUITY FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 224,208,768 $ 98,401,871 $ –
(a)
$ 322,610,639
Short-Term Investments ........................... 35,035,412 – – 35,035,412
Futures Contracts* ............................... 2,081,914 – – 2,081,914
Forward Foreign Currency Exchange Contracts* ........ – 5,241,044 – 5,241,044
Total Return Swaps Contracts* ...................... – 394,600 – 394,600
Total Assets $ 261,326,094 $ 104,037,515 $ –
(a)
$ 365,363,609
LIABILITIES
Futures Contracts* ............................... $ (64,244) $ – $ – $ (64,244)
Forward Foreign Currency Exchange Contracts* ........ – (6,670,816) – (6,670,816)
Total Return Swaps Contracts* ...................... – (236,364) – (236,364)
Total Liabilities $ (64,244) $ (6,907,180) $ – $ (6,971,424)

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2021
March 31, 2021 (Unaudited)
Transfers to Level 3 or from Level 3 are generally due to a decline or an increase in market activity (e.g., frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.
The following table includes a rollforward of the balances of investments classified within Level 3 of the fair value hierarchy for the period for each Fund that held Level 3 securities that were considered quantitatively significant:
AQR INTERNATIONAL EQUITY FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ – $ 104,468,424 $ –
(a)
$ 104,468,424
Short-Term Investments ........................... 13,072,623 – – 13,072,623
Futures Contracts* ............................... 969,728 – – 969,728
Forward Foreign Currency Exchange Contracts* ........ – 1,271,998 – 1,271,998
Total Return Swaps Contracts* ...................... – 156,534 – 156,534
Total Assets $ 14,042,351 $ 105,896,956 $ –
(a)
$ 119,939,307
LIABILITIES
Futures Contracts* ............................... $ (55,437) $ – $ – $ (55,437)
Forward Foreign Currency Exchange Contracts* ........ – (1,921,750) – (1,921,750)
Total Return Swaps Contracts* ...................... – (150,706) – (150,706)
Total Liabilities $ (55,437) $ (2,072,456) $ – $ (2,127,893)
AQR CORE PLUS BOND FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Corporate Bonds ................................ $ – $ 22,375,360 $ – $ 22,375,360
Foreign Government Securities ..................... – 13,676,309 – 13,676,309
Mortgage-Backed Securities ....................... – 27,444,374 – 27,444,374
U.S. Treasury Obligations ......................... – 26,146,684 – 26,146,684
Short-Term Investments ........................... 7,710,958 – – 7,710,958
Futures Contracts* ............................... 125,778 – – 125,778
Forward Foreign Currency Exchange Contracts* ........ – 783,605 – 783,605
Interest Rate Swap Contracts* ...................... – 2,356,861 – 2,356,861
Credit Default Swap Contracts* ..................... – 483,848 – 483,848
Total Assets $ 7,836,736 $ 93,267,041 $ – $ 101,103,777
LIABILITIES
TBA Sale Commitments (Sold Short) ................. $ – $ (3,930,727) $ – $ (3,930,727)
Futures Contracts* ............................... (289,345) – – (289,345)
Forward Foreign Currency Exchange Contracts* ........ – (548,881) – (548,881)
Interest Rate Swap Contracts* ...................... – (2,927,316) – (2,927,316)
Credit Default Swap Contracts* ..................... – (437,298) – (437,298)
Total Liabilities $ (289,345) $ (7,844,222) $ – $ (8,133,567)
*
Derivative instruments, including futures, forward foreign currency exchange and total return swap contracts, are reported at the cumulative unrealized appreciation/ (depreciation) of the instrument within the Funds Schedule of Investments. Credit default swaps and interest rate swaps contracts are reported at market value. Only current day’s variation margin is reported within the Statement of Assets and Liabilities for exchange-
traded and cleared derivatives.
† Please refer to the Schedule of Investments to view securities segregated by country.
(a) Security has zero value.
AQR SMALL CAP MULTI-STYLE FUND
COMMON
STOCKS
Balance as of September 30, 2020 ........................................................................... $ –
Accrued discounts/(premiums) ............................................................................... –
Realized gain/(loss) ....................................................................................... 1,374
Change in unrealized appreciation/(depreciation) .................................................................. (149,667)
Purchases
1
.............................................................................................. 68,492
Sales
2
.................................................................................................. (300,470)
Transfers into Level 3 ...................................................................................... 485,456
Transfers out of Level 3 ..................................................................................... –
Balance as of March 31, 2021 ............................................................................... $ 105,185
Change in Unrealized appreciation/(depreciation) for the securities still held at March 31, 2021 .......................... $ (43,632)

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2021
March 31, 2021 (Unaudited)
The fair values of Level 3 investments are based on significant unobservable inputs that reflect the Adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
The significant unobservable inputs used in the fair value measurement of a Fund’s investments in common stocks, corporate bonds, convertible bonds, convertible preferred stocks and warrants potentially include credit spread, liquidity discount, earnings multiples and volatility. Significant increases in the credit spread or liquidity discount inputs in isolation would potentially result in a significantly lower fair value measurement, whereas an increase in volatility generally results in a higher fair value measurement. Generally, a change in the assumption used for the credit spread would be accompanied by a directionally-similar change in the assumptions used for the volatility and liquidity discount. Investments in common stocks potentially include liquidity discounts, theoretical values, book to value analysis and/or broker quotes. Significant changes in any of these inputs would significantly change the fair value measurement of the position.
The following table summarizes the quantitative inputs and assumptions used in the valuation of investments classified within Level 3 of the fair value hierarchy for the year ended March 31, 2021 for the AQR Small Cap Multi-Style Fund:
Quantitative Information about Level 3 Fair Value Measurements
AQR SMALL CAP MULTI-STYLE FUND
* Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
** The weighted averages disclosed in the table above were weighted by relative fair value.
There were no other Level 3 securities held at period end, except those securities classified as Level 3 in the Schedules of Investments of AQR
Small Cap Momentum Style Fund, AQR International Momentum Style Fund, AQR Global Equity Fund and AQR International Equity Fund which are considered quantitatively insignificant for additional disclosure.
Federal Income Tax Matters
At March 31, 2021, the cost and aggregate gross unrealized appreciation (depreciation) of long security positions, short security positions and derivative instruments for federal income tax purposes were as follows:
The differences between book basis and tax basis appreciation (depreciation) on investments is primarily attributable to wash sale loss deferrals. The
Funds’ tax basis capital gains and losses are determined only at the end of the year.
1
Purchases include all purchases of securities and securities received in corporate actions.
2
Sales include all sales of securities, maturities, pay downs and securities tendered in a corporate action.
INVESTMENT TYPE
TOTAL FAIR
VALUE VALUATION METHODOLOGY UNOBSERVABLE INPUT(S)
INPUT VALUE/
RANGE
WEIGHTED
AVERAGE**
Common Stocks $105,185 Liquidation Analysis Discount for Lack of Marketability* 9.01% - 14.61% 12.92%
Term 0.25 - 0.83 years 0.65 years
FUND
COST OF
INVESTMENTS
GROSS
UNREALIZED
APPRECIATION
GROSS
UNREALIZED
DEPRECIATION
NET
UNREALIZED
APPRECIATION
(DEPRECIATION)
AQR Large Cap Multi-Style Fund ........................... $ 892,677,210 $ 530,336,325 $ (6,386,672) $ 523,949,653
AQR Small Cap Multi-Style Fund ............................ 94,951,445 53,615,623 (1,102,649) 52,512,974
AQR International Multi-Style Fund .......................... 378,975,290 127,549,238 (9,250,392) 118,298,846
AQR Emerging Multi-Style II Fund ........................... 433,266,848 219,245,911 (6,700,430) 212,545,481
AQR Large Cap Momentum Style Fund ....................... 706,298,553 370,125,255 (7,113,602) 363,011,653
AQR Small Cap Momentum Style Fund ....................... 198,450,334 109,044,446 (4,032,875) 105,011,571
AQR International Momentum Style Fund ..................... 411,035,790 155,174,924 (3,221,518) 151,953,406
AQR Large Cap Defensive Style Fund ........................ 3,894,486,039 1,919,782,184 (11,637,052) 1,908,145,132
AQR International Defensive Style Fund ...................... 197,071,485 53,891,285 (5,827,030) 48,064,255
AQR Global Equity Fund .................................. 277,994,732 90,184,268 (9,786,815) 80,397,453
AQR International Equity Fund ............................. 97,347,335 24,286,938 (3,822,859) 20,464,079
AQR Core Plus Bond Fund ................................ 93,602,951 2,840,925 (3,473,666) (632,741)

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2021
March 31, 2021 (Unaudited)
As of September 30, 2020, for federal income tax purposes, the following Funds have capital loss carryforwards, with no expiration, available to offset future capital gains, if any, to the extent provided by the U.S. Treasury regulations.
In connection with the Reorganizations described in Note 2, certain of the Acquiring Funds acquired capital loss carryforwards as noted in the table below. In addition to the acquired capital loss carryforwards, the Acquiring Funds also acquired unrealized capital losses. The yearly utilization of the acquired capital loss carryforwards and unrealized capital losses may be limited by the Internal Revenue Code.
Investment Transactions
During the period ended March 31, 2021, the cost of purchases and the proceeds from sales of investments (excluding swap contracts, forward foreign currency exchange contracts, futures contracts and short-term investments) were as follows:
During the period ended March 31, 2021, the Funds had purchases and sales of long-term U.S. Government obligations as follows:
Derivative Instruments and Activities
The Funds use derivative instruments as part of their principal investment strategy to achieve their investment objectives. The Funds’ derivative contracts, are not accounted for as hedging instruments under GAAP. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statements of Assets and Liabilities. All derivative instruments held by the Funds were subject to a master netting agreement or similar arrangement.
FUND SHORT-TERM LONG TERM
AQR Small Cap Multi-Style Fund ................................................... $ 41,223,338 $ —
AQR International Multi-Style Fund ................................................. 21,052,855 —
AQR Emerging Multi-Style II Fund .................................................. 25,598,453 —
AQR International Momentum Style Fund ............................................ 30,986,685 —
AQR Large Cap Defensive Style Fund ............................................... 92,274,786 —
AQR International Defensive Style Fund ............................................. 750,444 7,558,678
AQR Global Equity Fund ......................................................... 23,341,252 —
AQR International Equity Fund .................................................... 24,367,591 —
ACQUIRING FUND  TARGET FUND  SHORT-TERM  LONG TERM
AQR Large Cap Multi-Style Fund  AQR TM Large Cap Multi-Style Fund  $2,969,309  $—
AQR Small Cap Multi-Style Fund  AQR TM Small Cap Multi-Style Fund  108,184  —
AQR International Multi-Style Fund  AQR TM International Multi-Style Fund  10,761,920  1,259,120
AQR Emerging Multi-Style II Fund  AQR Emerging Multi-Style Fund  3,183,710  —
AQR International Momentum Style Fund  AQR TM International Momentum Style Fund  20,673,082  —
FUND PURCHASES SALES
SECURITIES
SOLD SHORT
COVERS ON
SECURITIES
SOLD SHORT
AQR Large Cap Multi-Style Fund ........................... $ 367,300,186 $ 559,791,338 $ — $ —
AQR Small Cap Multi-Style Fund ............................ 45,212,303 223,730,205 — —
AQR International Multi-Style Fund .......................... 97,161,295 91,309,575 — —
AQR Emerging Multi-Style II Fund ........................... 196,467,737 125,177,849 — —
AQR Large Cap Momentum Style Fund ....................... 361,845,361 435,444,264 — —
AQR Small Cap Momentum Style Fund ....................... 96,067,857 146,405,081 — —
AQR International Momentum Style Fund ..................... 165,450,830 199,943,568 — —
AQR Large Cap Defensive Style Fund ........................ 557,856,207 1,227,718,586 — —
AQR International Defensive Style Fund ...................... 34,506,101 18,351,380 — —
AQR Global Equity Fund .................................. 149,691,721 152,189,330 — —
AQR International Equity Fund ............................. 46,974,910 58,857,916 — —
AQR Core Plus Bond Fund ................................ 487,167,587 532,380,363 370,751,217 367,626,210
FUND PURCHASES SALES
AQR Core Plus Bond Fund ............................................................... $ 103,851,553 $ 117,741,127

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2021
March 31, 2021 (Unaudited)
The following table lists the fair value of derivatives instruments held by the Funds, by primary underlying risk and contract type, as included in the
Statements of Assets and Liabilities at March 31, 2021.
AQR LARGE
CAP MULTI-
STYLE FUND
AQR SMALL
CAP MULTI-
STYLE FUND
AQR
INTERNATIONAL
MULTI-STYLE
FUND
AQR EMERGING
MULTI-STYLE II
FUND
Equity Risk Exposure: 1,142,531 86,666 68,455 176,528
Unrealized Appreciation on Futures Contracts
*
.................. $ 1,142,531 $ – $ – $ –
Unrealized Depreciation on Futures Contracts
*
................. – (86,666) (68,455) (176,528)
1,142,531 86,666 68,455 176,528
Net Fair Value of Derivative Contracts: 1,142,531 (173,332) (136,910) (353,056)
Unrealized Appreciation (Depreciation) on Futures Contracts
*
...... 1,142,531 (86,666) (68,455) (176,528)
1,142,531 173,332 136,910 353,056
AQR
LARGE CAP
MOMENTUM
STYLE FUND
AQR
SMALL CAP
MOMENTUM
STYLE FUND
AQR
INTERNATIONAL
MOMENTUM
STYLE FUND
AQR LARGE
CAP DEFENSIVE
STYLE FUND
Equity Risk Exposure: 110,178 394,824 76,592 172,138
Unrealized Appreciation on Futures Contracts
*
.................. $ 110,178 $ – $ – $ 172,138
Unrealized Depreciation on Futures Contracts
*
................. – (394,824) (76,592) –
110,178 394,824 76,592 172,138
Net Fair Value of Derivative Contracts: 110,178 (789,648) (153,184) 172,138
Unrealized Appreciation (Depreciation) on Futures Contracts
*
...... 110,178 (394,824) (76,592) 172,138
110,178 789,648 153,184 172,138
AQR
INTERNATIONAL
DEFENSIVE
STYLE FUND
AQR GLOBAL
EQUITY FUND
AQR
INTERNATIONAL
EQUITY FUND
AQR CORE
PLUS BOND
FUND
Equity Risk Exposure: 37,341 2,777,122 1,332,406 –
Unrealized Appreciation on Futures Contracts
*
.................. $ – $ 2,081,914 $ 969,728 $ –
Swaps at Value (Assets)
**
................................. – 394,600 156,534 –
Unrealized Depreciation on Futures Contracts
*
................. (37,341) (64,244) (55,437) –
Swaps at Value (Liabilities)
**
............................... – (236,364) (150,706) –
37,341 2,777,122 1,332,406 –
Foreign Exchange Rate Risk Exposure: – 11,911,860 3,193,748 1,332,486
Unrealized Appreciation on Forward Foreign Currency Exchange
Contracts ............................................. – 5,241,044 1,271,998 783,605
Unrealized Depreciation on Forward Foreign Currency Exchange
Contracts ............................................. – (6,670,816) (1,921,750) (548,881)
– 11,911,860 3,193,748 1,332,486
Interest Rate Risk Exposure: – – – 5,699,302
Unrealized Appreciation on Futures Contracts
*
.................. – – – 125,778
Swaps at Value (Assets)
**
................................. – – – 2,356,861
Unrealized Depreciation on Futures Contracts
*
................. – – – (289,345)
Swaps at Value (Liabilities)
**
............................... – – – (2,927,316)
– – – 5,699,302
Credit Risk Exposure: – – – 921,148
Swaps at Value (Assets)
**
................................. – – – 483,848
Swaps at Value (Liabilities)
**
............................... – – – (437,298)
– – – 921,148
Net Fair Value of Derivative Contracts: (74,682) (683,638) (379,386) (1,140,220)
Unrealized Appreciation (Depreciation) on Futures Contracts
*
...... (37,341) 2,017,670 914,291 (163,567)
Swaps at Value
**
........................................ – 158,236 5,828 (523,905)

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2021
March 31, 2021 (Unaudited)
The following table indicates the effect of derivative instruments, by primary underlying risk exposure and contract type, on the Statements of Operations for the period ended March 31, 2021:
AQR
INTERNATIONAL
DEFENSIVE
STYLE FUND
AQR GLOBAL
EQUITY FUND
AQR
INTERNATIONAL
EQUITY FUND
AQR CORE
PLUS BOND
FUND
Unrealized Appreciation (Depreciation) on Forward Foreign Currency
Exchange Contracts ..................................... – (1,429,772) (649,752) 234,724
*
Includes cumulative appreciation/(depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
**
Includes the fair value of centrally cleared swap contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities .
*
AQR LARGE
CAP MULTI-
STYLE FUND
AQR SMALL
CAP MULTI-
STYLE FUND
AQR
INTERNATIONAL
MULTI-STYLE
FUND
AQR EMERGING
MULTI-STYLE II
FUND
Realized Gain (Loss) on Derivatives Recognized as a Result From Operations:
Equity Risk Exposure: 9,614,962 887,362 2,304,973 6,229,005
Futures Contracts ....................................... $ 9,614,962 $ 887,362 $ 2,304,973 $ 6,229,005
9,614,961.62 887,361.92 2,304,972.65 6,229,005.4
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Equity Risk Exposure: 720,549 7,649 116,433 (109,557)
Futures Contracts ....................................... 720,549 7,649 116,433 (109,557)
720,549 7,649 116,433 109,557
*
AQR
LARGE CAP
MOMENTUM
STYLE FUND
AQR
SMALL CAP
MOMENTUM
STYLE FUND
AQR
INTERNATIONAL
MOMENTUM
STYLE FUND
AQR LARGE
CAP DEFENSIVE
STYLE FUND
Realized Gain (Loss) on Derivatives Recognized as a Result From Operations:
Equity Risk Exposure: 4,917,859 2,717,354 2,666,739 51,312,068
Futures Contracts ....................................... $ 4,917,859 $ 2,717,354 $ 2,666,739 $ 51,312,068
4,917,858.67 2,717,354.19 2,666,739.24 51,312,067.99
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Equity Risk Exposure: 91,565 (214,355) 333,502 (4,645,452)
Futures Contracts ....................................... 91,565 (214,355) 333,502 (4,645,452)
91,565 214,355 333,502 4,645,452
*
AQR
INTERNATIONAL
DEFENSIVE
STYLE FUND
AQR GLOBAL
EQUITY FUND
AQR
INTERNATIONAL
EQUITY FUND
AQR CORE
PLUS BOND
FUND
Realized Gain (Loss) on Derivatives Recognized as a Result From Operations:
Equity Risk Exposure: 1,339,804 5,158,925 2,917,646 –
Futures Contracts ....................................... $ 1,339,804 $ 3,229,946 $ 1,894,466 $ –
Swap Contracts ........................................ – 1,928,979 1,023,180 –
1,339,803.64 5,158,924.67 2,917,645.85 –
Foreign Exchange Rate Risk Exposure: – 659,455 341,425 (48,179)
Forward Foreign Currency Exchange Contracts ................. – 659,455 341,425 (48,179)
– 659,455 341,425 (48,179)
Interest Rate Risk Exposure: – – – (978,777)
Futures Contracts ....................................... – – – (208,327)
Swap Contracts ........................................ – – – (770,450)
– – – (978,777.09)
Credit Risk Exposure: – – – 16,718
Swap Contracts ........................................ – – – 16,718
– – – 16,718.26

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2021
March 31, 2021 (Unaudited)
The following tables present the Funds’ gross OTC derivative assets and liabilities by counterparty and contract type net of amounts available for offset under netting arrangements and any related collateral received or posted by the Funds’ as of March 31, 2021:
AQR Global Equity Fund
*
AQR
INTERNATIONAL
DEFENSIVE
STYLE FUND
AQR GLOBAL
EQUITY FUND
AQR
INTERNATIONAL
EQUITY FUND
AQR CORE
PLUS BOND
FUND
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Equity Risk Exposure: 195,389 1,206,868 471,077 –
Futures Contracts ....................................... 195,389 1,397,816 647,957 –
Swap Contracts ........................................ – (190,948) (176,878) –
195,389 1,206,868 471,077 –
Foreign Exchange Rate Risk Exposure: – 1,392,221 33,640 24,190
Forward Foreign Currency Exchange Contracts ................. – (1,392,221) (33,640) (24,190)
– 1,392,221 33,640 24,190
Interest Rate Risk Exposure: – – – 275,217
Futures Contracts ....................................... – – – 82,117
Swap Contracts ........................................ – – – (357,335)
– – – 275,217
Credit Risk Exposure: – – – 35,215
Swap Contracts ........................................ – – – 35,216
– – – 35,215
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS AMOUNTS
OF RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
CITG ......... Forward Foreign
Currency Exchange
Contracts $ 2,620,263 $ (2,620,263) $ – $ – $ – $ –
CITI .......... Total Return Swap
Contracts 36,451 (36,451) – – – –
GSIN ......... Total Return Swap
Contracts 61,315 – 61,315 – – 61,315
JPMC ......... Forward Foreign
Currency Exchange
Contracts 2,620,781 (2,620,781) –
JPMC ......... Total Return Swap
Contracts 296,834 (66,592) 230,242
Total JPMC 2,917,615 (2,687,373) 230,242 – – 230,242
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 5,635,644 (5,344,087) 291,557 – – 291,557

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2021
March 31, 2021 (Unaudited)
AQR Global Equity Fund (continued)
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $5,586,272.
AQR International Equity Fund
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITG .......... Forward Foreign
Currency Exchange
Contracts $ 3,335,323 $ (2,620,263) $ 715,060 $ – $ (715,060) $ –
CITI ........... Total Return Swap
Contracts 169,772 (36,451) 133,321 – – 133,321
JPMC .......... Forward Foreign
Currency Exchange
Contracts 3,335,493 (2,620,781) 714,712
JPMC .......... Total Return Swap
Contracts 66,592 (66,592) –
Total JPMC 3,402,085 (2,687,373) 714,712 – (714,712) –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 6,907,180 (5,344,087) 1,563,093 – (1,429,772) 133,321
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS AMOUNTS
OF RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
CITG ......... Forward Foreign
Currency Exchange
Contracts $ 636,101 $ (636,101) $ – $ – $ – $ –
GSIN ......... Total Return Swap
Contracts 14,659 (14,659) – – – –
JPMC ......... Forward Foreign
Currency Exchange
Contracts 635,897 (635,897) –
JPMC ......... Total Return Swap
Contracts 141,875 (9,343) 132,532
Total JPMC 777,772 (645,240) 132,532 – – 132,532
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 1,428,532 (1,296,000) 132,532 – – 132,532

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2021
March 31, 2021 (Unaudited)
AQR International Equity Fund (continued)
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $3,177,953.
AQR Core Plus Bond Fund
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITG .......... Forward Foreign
Currency Exchange
Contracts $ 960,854 $ (636,101) $ 324,753 $ – $ (324,753) $ –
GSIN .......... Total Return Swap
Contracts 141,363 (14,659) 126,704 – (126,704) –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 960,896 (635,897) 324,999
JPMC .......... Total Return Swap
Contracts 9,343 (9,343) –
Total JPMC 970,239 (645,240) 324,999 – (324,999) –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 2,072,456 (1,296,000) 776,456 – (776,456) –
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS AMOUNTS
OF RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
CITI .......... Forward Foreign
Currency Exchange
Contracts $ 396,109 $ (281,413) $ 114,696 $ – $ (40,001) $ 74,695
JPMC ......... Forward Foreign
Currency Exchange
Contracts 387,496 (267,468) 120,028 – – 120,028
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 783,605 (548,881) 234,724 – (40,001) 194,723

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2021
March 31, 2021 (Unaudited)
AQR Core Plus Bond Fund (continued)
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $646,244.
For the period ended March 31, 2021, the quarterly average notional values of the derivatives held by the Funds were as follows:
Derivatives Volume Disclosure*
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 281,413 $ (281,413) $ – $ – $ – $ –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 267,468 (267,468) – – – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 548,881 (548,881) – – – –
*
AQR LARGE
CAP MULTI-
STYLE FUND
AQR SMALL
CAP MULTI-
STYLE FUND
AQR
INTERNATIONAL
MULTI-STYLE
FUND
AQR EMERGING
MULTI-STYLE II
FUND
AQR
LARGE CAP
MOMENTUM
STYLE FUND
Futures Contracts:
Average Notional Balance - Long $ 89,971,383 $ 6,573,028 $ 15,685,653 $ 17,374,063 $ 21,991,893
Average Notional Balance - Short – – – – –
Ending Notional Balance - Long 171,986,790 1,444,625 20,276,000 20,763,250 12,695,680
Ending Notional Balance - Short – – – – –
*
AQR
SMALL CAP
MOMENTUM
STYLE FUND
AQR
INTERNATIONAL
MOMENTUM
STYLE FUND
AQR LARGE
CAP DEFENSIVE
STYLE FUND
AQR
INTERNATIONAL
DEFENSIVE
STYLE FUND
AQR GLOBAL
EQUITY FUND
Futures Contracts:
Average Notional Balance - Long $ 7,192,120 $ 18,317,700 $ 171,596,467 $ 14,997,553 $ 84,937,244
Average Notional Balance - Short – – – – 49,798,185
Ending Notional Balance - Long 6,667,500 22,687,200 19,837,000 11,398,400 96,272,167
Ending Notional Balance - Short – – – – 62,219,050
Forward Foreign Currency Exchange
Contracts:
Average Settlement Value - Purchased – – – – 220,559,471
Average Settlement Value - Sold – – – – 181,450,629
Ending Value - Purchased – – – – 268,771,406
Ending Value - Sold – – – – 241,613,973
Total Return Swaps:
Average Notional Balance - Long – – – – 17,881,111
Average Notional Balance - Short – – – – 13,264,016
Ending Notional Balance - Long – – – – 22,768,567
Ending Notional Balance - Short – – – – 13,037,281

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2021
March 31, 2021 (Unaudited)
Investment Advisory and Other Agreements
The Adviser serves as the investment adviser to each of the Funds, pursuant to the Third Amended and Restated Investment Management Agreement,
dated January 29, 2017, as amended (the “Investment Management Agreement”), or the Investment Management Agreement II, dated November 13,
2015, as amended (“Investment Management Agreement II”), each entered into by the Trust, on behalf of the Funds (the Investment Management
Agreement and Investment Management Agreement II collectively referred to herein as the “Advisory Agreement”). Under the Advisory Agreement, the
Adviser furnishes a continuous investment program for each Fund’s portfolio, makes day-to-day investment decisions for each Fund, and manages each
Fund’s investments in accordance with the stated policies of each Fund. The Adviser is also responsible for selecting brokers and dealers to execute purchase and sale orders for the portfolio transactions of each Fund, subject to its obligation to seek best execution, and also provides certain other administrative services to each Fund. The Adviser provides persons satisfactory to the Funds’ Board to serve as officers of the Funds.
Pursuant to the Investment Management Agreement, the Funds currently pay the Investment Advisory fee calculated on the average daily net assets for each Fund, in the annual ratios below:
*
AQR
INTERNATIONAL
EQUITY FUND
AQR CORE
PLUS BOND
FUND
Futures Contracts:
Average Notional Balance - Long $ 36,347,386 $ 44,910,960
Average Notional Balance - Short 19,790,728 29,398,911
Ending Notional Balance - Long 40,844,772 28,894,145
Ending Notional Balance - Short 26,226,722 21,050,009
Forward Foreign Currency Exchange Contracts:
Average Settlement Value - Purchased 80,053,308 33,025,069
Average Settlement Value - Sold 62,312,521 46,030,396
Ending Value - Purchased 67,605,602 26,490,002
Ending Value - Sold 48,003,268 37,070,169
Credit Default Swaps:
Average Notional Balance - Buy Protection – 20,566,667
Average Notional Balance - Sell Protection – 19,416,667
Ending Notional Balance - Buy Protection – 22,110,000
Ending Notional Balance - Sell Protection – 10,060,000
Total Return Swaps:
Average Notional Balance - Long 8,905,578 –
Average Notional Balance - Short 8,489,959 –
Ending Notional Balance - Long 10,057,316 –
Ending Notional Balance - Short 7,301,595 –
Interest Rate-Related Swaps (Interest Rate Swaps):
Average Notional Balance - Pays Fixed Rate – 302,389,630
Average Notional Balance - Receives Fixed Rate – 259,543,963
Ending Notional Balance - Pays Fixed Rate – 192,599,790
Ending Notional Balance - Receives Fixed Rate – 166,770,711
*
Notional values as of each quarter end are used to calculate the average represented.
FUND RATIO
AQR Large Cap Multi-Style Fund ......................................................................... 0.25%
AQR Small Cap Multi-Style Fund .......................................................................... 0.45
AQR International Multi-Style Fund ........................................................................ 0.40
AQR Emerging Multi-Style II Fund ......................................................................... 0.55(a)
AQR Large Cap Momentum Style Fund ..................................................................... 0.25
AQR Small Cap Momentum Style Fund ..................................................................... 0.45
AQR International Momentum Style Fund ................................................................... 0.40
AQR Large Cap Defensive Style Fund ...................................................................... 0.25
AQR International Defensive Style Fund .................................................................... 0.40
AQR Global Equity Fund ................................................................................ 0.60
AQR International Equity Fund ........................................................................... 0.65
AQR Core Plus Bond Fund .............................................................................. 0.32
(a) Effective March 8, 2021, the Advisory Fee was reduced from 0.60% to 0.55%

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2021
March 31, 2021 (Unaudited)
The Trust and the Adviser have entered into an agreement (the “Expense Limitation Agreement”) whereby the Adviser has agreed to reimburse operating expenses of each Fund at least through January 28, 2022 for Class I, N, and R6 shares(a). Pursuant to the Expense Limitation Agreement, the Adviser
has agreed to reimburse each Fund in an amount sufficient to limit Fund operating expenses other than management fees and 12b-1 fees, and exclusive of interest, taxes, borrowing costs, acquired fund fees and expenses, dividend and interest expense related to short sales, expenses related to class action claims and extraordinary expenses, at no more than the following ratios:
The Trust, in turn, agreed that the Funds will repay the fee expense reimbursement to the Adviser. A repayment shall be payable only to the extent it can be made during the thirty-six months following the applicable month during which the Adviser waived fees or reimbursed the applicable Fund for its operating expenses under the Expense Limitation Agreement. Such repayment shall be made only out of the class of the Fund for which the applicable fee waiver and/or expense reimbursement was made. Repayments with respect to a Fund must be limited to amounts that do not cause the total annual operating expenses or the other operating expenses, as applicable, attributable to a share class of the Fund during a year in which such repayment is made to exceed either of (i) the applicable limits in effect at the time of the waiver and/or reimbursement and (ii) the applicable limits in effect at the time of recapture. Allowable repayment amounts for the Acquiring Funds were not impacted as a result of the Reorganizations.
For the period ended March 31, 2021, the amounts reimbursed by the Adviser, as well as the amounts available for potential future recoupment by the
Adviser and the expiration schedule at March 31, 2021 are as follows:
FUND CLASS I CLASS N CLASS R6
AQR Large Cap Multi-Style Fund ..................................................... 0.15% 0.15% 0.05%
AQR Small Cap Multi-Style Fund ...................................................... 0.15 0.15 0.05
AQR International Multi-Style Fund .................................................... 0.15 0.15 0.05
AQR Emerging Multi-Style II Fund ..................................................... 0.15 0.15 0.05
AQR Large Cap Momentum Style Fund ................................................. 0.15 0.15 0.05
AQR Small Cap Momentum Style Fund ................................................. 0.15 0.15 0.05
AQR International Momentum Style Fund ............................................... 0.15 0.15 0.05
AQR Large Cap Defensive Style Fund .................................................. 0.15 0.15 0.05
AQR International Defensive Style Fund ................................................ 0.15 0.15 0.05
AQR Global Equity Fund ............................................................ 0.20 0.20 0.10
AQR International Equity Fund ....................................................... 0.20 0.20 0.10
AQR Core Plus Bond Fund .......................................................... 0.15 0.15 0.05
EXPENSES
REIMBURSED FOR THE
PERIOD ENDED
TOTAL POTENTIAL
RECOUPMENT
AMOUNT
POTENTIAL
AMOUNTS EXP
RECOUPMENT
IRING MARCH 31 ,
MARCH 31, 2021 MARCH 31, 2021 20 21 20 22 20 23 20 24
AQR LARGE CAP MULTI-STYLE FUND
Class I ................ $ 9,737 $ 34,158 $ – $ 3,233 $ 21,188 $ 9,737
Class N ................ 496 4,521 – 2,378 1,647 496
Class R6 ............... 41,630 149,466 – 39,079 68,757 41,630
Totals $ 51,863 $ 188,145 $ – $ 44,690 $ 91,592 $ 51,863
AQR SMALL CAP MULTI-STYLE FUND
Class I ................ $ 32,384 $ 69,301 $ 5,431 $ 9,987 $ 21,499 $ 32,384
Class N ................ 4,585 10,010 665 1,673 3,087 4,585
Class R6 ............... 46,851 389,532 59,492 121,142 162,047 46,851
Totals $ 83,820 $ 468,843 $ 65,588 $ 132,802 $ 186,633 $ 83,820
AQR INTERNATIONAL MULTI-STYLE FUND
Class I ................ $ 17,285 $ 114,754 $ 16,909 $ 48,136 $ 32,424 $ 17,285
Class N ................ 1,423 9,800 1,492 3,854 3,031 1,423
Class R6 ............... 67,512 467,064 78,412 177,061 144,079 67,512
Totals $ 86,220 $ 591,618 $ 96,813 $ 229,051 $ 179,534 $ 86,220
AQR EMERGING MULTI-STYLE II FUND
Class I ................ $ 9,997 $ 77,959 $ 10,973 $ 25,888 $ 31,101 $ 9,997
Class N ................ 481 3,412 1,199 985 747 481
Class R6 ............... 152,196 963,982 194,418 279,500 337,868 152,196
Totals $ 162,674 $ 1,045,353 $ 206,590 $ 306,373 $ 369,716 $ 162,674
AQR LARGE CAP MOMENTUM STYLE FUND
Class I ................ $ 39,092 $ 209,636 $ – $ 75,024 $ 95,520 $ 39,092
Class N ................ 3,175 18,087 – 6,543 8,369 3,175
Class R6 ............... 8,833 46,273 – 11,233 26,207 8,833
Totals $ 51,100 $ 273,996 $ – $ 92,800 $ 130,096 $ 51,100

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2021
March 31, 2021 (Unaudited)
During the period ended March 31, 2021, the Funds recouped amounts as follows:
Distribution Plan
The Trust has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to the Class N shares of the Funds. The
Plan allows for the payment of services related to the distribution and servicing of these shares at a rate of up to 0.25% per annum of the average daily net asset value of the Class N shares of the Funds.
Principal Risks and Concentrations
The Funds are non-diversified. Because the Funds may invest in securities of a smaller number of issuers, the Funds may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely, which may, therefore, have a greater impact on the
Funds’ performance.
EXPENSES
REIMBURSED FOR THE
PERIOD ENDED
TOTAL POTENTIAL
RECOUPMENT
AMOUNT
POTENTIAL
AMOUNTS EXP
RECOUPMENT
IRING MARCH 31,
MARCH 31, 2021 MARCH 31, 2021 2021 2022 2023 2024
AQR SMALL CAP MOMENTUM STYLE FUND
Class I ................ $ 51,466 $ 354,267 $ 37,064 $ 144,457 $ 121,280 $ 51,466
Class N ................ 1,384 6,521 192 1,986 2,959 1,384
Class R6 ............... 17,155 63,697 1,566 12,412 32,564 17,155
Totals $ 70,005 $ 424,485 $ 38,822 $ 158,855 $ 156,803 $ 70,005
AQR INTERNATIONAL MOMENTUM STYLE FUND
Class I ................ $ 52,091 $ 435,692 $ 78,431 $ 174,075 $ 131,095 $ 52,091
Class N ................ 12,796 64,910 8,897 20,137 23,080 12,796
Class R6 ............... 26,363 140,294 12,657 40,397 60,877 26,363
Totals $ 91,250 $ 640,896 $ 99,985 $ 234,609 $ 215,052 $ 91,250
AQR LARGE CAP DEFENSIVE STYLE FUND
Class I ................ $ 7,227 $ 7,227 $ – $ – $ – $ 7,227
Class N ................ 1,183 64,825 3,165 29,867 30,610 1,183
Class R6 ............... 5,063 195,332 – 79,843 110,426 5,063
Totals $ 13,473 $ 267,384 $ 3,165 $ 109,710 $ 141,036 $ 13,473
AQR INTERNATIONAL DEFENSIVE STYLE FUND
Class I ................ $ 55,435 $ 413,961 $ 60,063 $ 174,650 $ 123,813 $ 55,435
Class N ................ 3,963 21,314 3,686 5,488 8,177 3,963
Class R6 ............... 33,308 133,010 9,448 28,846 61,408 33,308
Totals $ 92,706 $ 568,285 $ 73,197 $ 208,984 $ 193,398 $ 92,706
AQR GLOBAL EQUITY FUND
Class I ................ $ 1,689 $ 45,451 $ 16,046 $ 20,145 $ 7,571 $ 1,689
Class N ................ 623 2,025 172 507 723 623
Class R6 ............... 32,897 107,318 14,768 20,740 38,913 32,897
Totals $ 35,209 $ 154,794 $ 30,986 $ 41,392 $ 47,207 $ 35,209
AQR INTERNATIONAL EQUITY FUND
Class I ................ $ 51,155 $ 300,849 $ 54,968 $ 116,191 $ 78,535 $ 51,155
Class N ................ 2,098 9,291 1,243 3,822 2,128 2,098
Class R6 ............... 35,853 86,825 6,471 18,088 26,413 35,853
Totals $ 89,106 $ 396,965 $ 62,682 $ 138,101 $ 107,076 $ 89,106
AQR CORE PLUS BOND FUND
Class I ................ $ 69,434 $ 168,284 $ 3,626 $ 20,579 $ 74,645 $ 69,434
Class N ................ 385 4,015 499 1,908 1,223 385
Class R6 ............... 41,278 538,776 111,384 246,235 139,879 41,278
Totals $ 111,097 $ 711,075 $ 115,509 $ 268,722 $ 215,747 $ 111,097
FUND CLASS I CLASS N CLASS R6
AQR Large Cap Multi-Style Fund ........................................... $ 705 $ 26 $ 1,379
AQR Large Cap Defensive Style Fund ........................................ – 365 928

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2021
March 31, 2021 (Unaudited)
The investment techniques and strategies utilized by the Funds, including investments made on a shorter-term basis or in derivative instruments or instruments with a maturity of one year or less at the time of acquisition, may result in frequent portfolio trading and high portfolio turnover. High portfolio turnover will cause the Funds to incur higher levels of brokerage fees and commissions, which may reduce performance, and may cause higher levels of current tax liability to shareholders in the Funds.
In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). A Fund’s investments in financial derivatives and other financial instruments may expose the Fund to various elements of market risks which include interest rate, foreign currency, equity and commodity risks.
Fixed income securities are subject to the risk that the securities could lose value because of interest rate changes. For example, bonds tend to decrease in value if interest rates rise. Fixed income securities with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than fixed income securities with shorter maturities. Fixed income securities are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due.
Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. The Funds may lose money if short-
term or long-term interest rates rise sharply or otherwise change in a manner not anticipated. Convertible securities and non-convertible income producing securities are subject to certain risks, including (i) if interest rates go up, the value of convertible securities and non-convertible income producing securities in the Funds portfolio generally will decline; (ii) during periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing the Funds to reinvest in lower yielding securities (call or prepayment risk); and (iii) during periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments
(extension risk).
Many financial instruments may be tied to the London Interbank Offered Rate, or “LIBOR,” to determine payment obligations, financing terms, hedging strategies, or investment value. LIBOR is the offered rate for short-term Eurodollar deposits between major international banks. On July 27, 2017, the head of the United Kingdom "UK" Financial Conduct Authority (FCA) announced a desire to phase out the use of LIBOR. The FCA has confirmed that all
LIBOR settings will either cease to be provided by any administrator or no longer be representative: (1) immediately after 31 December 2021, in the case of all British Pound, Euro, Swiss Franc and Japanese Yen settings, and the 1-week and 2-month USD settings; and (2) immediately after 30 June 2023, in the case of the remaining USD settings. Regulators and industry working groups have suggested alternative reference rates and global consensus is growing around the process for amending existing contracts or instruments to transition away from LIBOR. There does remain some uncertainty and risk regarding the willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments. As such, the transition away from LIBOR may lead to increased volatility and illiquidity in markets that are tied to LIBOR, reduced values of LIBOR-related investments, and reduced effectiveness of hedging strategies, adversely affecting the Funds' performance or NAV. In addition, the alternative reference rate may be an ineffective substitute resulting in prolonged adverse market conditions for the Funds.
Mortgage-related and other mortgage-backed securities are subject to certain risks, including “extension risk” (i.e., in periods of rising interest rates, issuers may pay principal later than expected) and “prepayment risk” (i.e., in periods of declining interest rates, issuers may pay principal more quickly than expected, causing the Funds to reinvest proceeds at lower prevailing interest rates). Exposure to mortgage-backed securities offered by non-
governmental issuers are subject to other risks as well, including failures of private insurers to meet their obligations and unexpectedly high rates of default on the mortgages backing the securities.
Sovereign debt investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt,due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected. Investment in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures;
and higher transaction costs. To the extent a fund’s investments in a single country or a limited number of countries represent a higher percentage of the
Fund’s assets, the Fund assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance and it may be subject to increased price volatility.
Investment in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers.
These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions;
differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs.
To the extent a fund’s investments in a single country or a limited number of countries represent a higher percentage of the Fund’s assets, the Fund assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance and it may be subject to increased price volatility.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2021
March 31, 2021 (Unaudited)
Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.
Currency risk arises from the possibility that fluctuations in foreign exchange rates will affect the value of cash balances held in foreign currencies and
non-U.S. denominated financial instruments. The liquidity and trading value of foreign currencies could be affected by global economic factors, such as inflation, interest rate levels, and trade balances among countries, as well as the actions of sovereign governments and central banks. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons.
The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Funds may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to increased market volatility, which may disrupt the U.S. and world economies and markets and may have significant adverse direct or indirect effects on the Funds and their investments. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets. Such events include the recent pandemic spread of the novel coronavirus known as COVID-19, the duration and full effects of which are still uncertain. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s net asset value to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the net asset value of a Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
In addition to market risk, the Funds may be exposed to the risk that one or more securities in the Funds’ portfolios will decline in price, or fail to pay interest or principal when due, because the issuer of the security experiences a decline in its financial status (credit risk). Credit risk is measured by the loss a Fund would record if the major financial institution or other counterparties failed to perform pursuant to terms of their obligations. Certain Funds may primarily maintain cash balances at one or several major financial institutions that may exceed federally insured limits and as such each of the
Funds have credit risk associated with such financial institutions. In general, lower rated securities carry a greater degree of risk that the issuer will lose its ability to make interest and principal payments, which could have a negative impact on the Funds’ net asset value or dividends. The Funds minimize credit risk by monitoring credit exposure and collateral values, and by requiring additional collateral to be deposited with or returned to the Funds when deemed necessary.
Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. By using derivative instruments, the Funds may be exposed to the risk that derivative counterparties may not perform in accordance with the contractual provisions offset by the value of any collateral received. The Funds’ exposure to credit risk associated with counterparty non-performance is limited to the unrealized gains inherent in such transactions that are recognized in the Statements of Assets and Liabilities. The counterparties to the
Funds’ derivative investments may include affiliates of the Funds’ clearing brokers and other major financial institutions. While the Funds use multiple clearing brokers and counterparties, a concentration of credit risk may exist because of balances held and transactions with a limited number of clearing brokers and counterparties. The Funds minimize counterparty credit risk through credit limits and approvals, credit monitoring procedures, executing master netting arrangements and managing margin and collateral requirements, as appropriate.
The Funds may invest in securities with positive momentum. This entails investing in securities that have had above-average recent returns. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods during which the investment performance of the Fund while using a momentum strategy may suffer.
Investing in or having exposure to "value" securities presents the risk that the securities may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the security's true value or because the Adviser misjudged that value. In addition, there may be periods during which the investment performance of the Fund while using a value strategy may suffer.
The Funds may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Funds’ net asset value per share to experience significant increases or declines in value over short periods of time, however, all investments long-term or short-term are subject to risk of loss.
In the normal course of business, the Funds may enter into agreements with certain counterparties for derivative transactions. A number of each Fund’s
Master Agreements contain provisions that require each Fund to maintain a predetermined level of net assets, and/or provide limits regarding the decline of a Fund’s net asset value over specified time periods. If a Fund was to violate such provisions, the counterparties to the derivative instruments could request immediate payment or demand immediate collateralization on derivative instruments in net liability positions. If such events are not cured by the Fund or waived by the counterparties, they may decide to curtail or limit extension of credit, and the Fund may be forced to unwind its derivative positions which may result in material losses.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2021
March 31, 2021 (Unaudited)
The Funds, at times, may utilize substantial leverage in their investment program. Such leverage may take the form of trading on margin, investing in derivative instruments that are inherently leveraged, entering into reverse repurchase transactions and entering into other forms of direct and indirect borrowings. There is no guarantee that the Funds’ borrowing arrangement or other arrangements for obtaining leverage will continue to be available, or if available, will be available on terms and conditions acceptable to the Funds. Unfavorable economic conditions also could increase funding costs, limit access to the capital markets or result in a decision by lenders not to extend credit to the Funds. In addition, a decline in market value of the
Funds’ assets may have particular adverse consequences in instances where they have borrowed money based on the market value of those assets. A decrease in market value of those assets may result in the lender (including derivative counterparties) requiring the Funds to post additional collateral or otherwise sell assets at a time when it may not be in the Funds’ best interest to do so.
Given the complexity of the investments and strategies of the Fund, the Adviser relies heavily on quantitative models and information and data supplied by third parties (“Models and Data”). Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Fund’s investments. When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Some of the models used by the Adviser for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. The Fund bears the risk that the quantitative models used by the Adviser will not be successful in selecting investments or in determining the weighting of investment positions that will enable the Fund to achieve its investment objective.
Periodically, the Funds may be a party to legal actions arising in the ordinary course of business. The Funds are currently not subject to any actions that either individually or in the aggregate are expected to have a material impact on their results of operations, cash flows or financial condition.
Interfund Lending
Pursuant to an exemptive order issued by the Securities and Exchange Commission (the “SEC”), the Funds may participate in a joint lending and borrowing program (the “Interfund Lending Program”) to the extent such participation is consistent with each Fund’s investment objective and investment policies. This program allows the Funds to borrow and lend to other AQR Funds that permit such transactions. All loans under the Interfund Lending
Program are for temporary cash management or emergency purposes. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates, as calculated according to a formula established by the Board. No Fund may borrow or lend money through the program unless it receives a more favorable rate than is typically available for comparable borrowings from a bank or investments in U.S. Treasury bills, respectively.
A lending Fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing Fund through the Interfund Lending Program. A borrowing Fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3%
of its total assets. If a borrowing Fund’s total outstanding borrowings exceed 10% of its total assets, the Fund must secure each of its outstanding borrowings through the Interfund Lending Program with collateral equal to 102% of the outstanding principal value of the loan.
The Funds are not required to borrow money under the Interfund Lending Program and may borrow under other arrangements, including their existing bank line of credit. This could result in a Fund borrowing money at a higher interest rate than it would have received under the Interfund Lending
Program. Interest expense paid, as a result of borrowing under this agreement is included in Interfund lending expense in the Statements of Operations.
During the reporting period, average borrowings under the Interfund Lending Program were as follows:
There were no open borrowings as of March 31, 2021 by any of the Funds in the Trust.
Line of Credit
Effective March 20, 2021 and terminating on March 19, 2022, all funds within the Trust, with the exception of the AQR Diversifying Strategies
Fund, renewed a $350,000,000 committed syndicated line of credit (the “Agreement”) with Bank of America, N.A., as the Administrative Agent.
Borrowing, if any, under this arrangement bears, as incurred, interest at the sum of (a) 1.25% per annum plus (b) the higher of (i) the Federal Funds
Rate or (ii) the Eurodollar Rate, which is paid monthly. The maximum loan amount available to a Fund is the lesser of an amount which will not exceed the borrowing limits set forth in the Fund’s Prospectus and/or Registration Statement and will not cause the asset coverage ratio for any borrowings by a Fund to drop below the required amount under the Agreement (between 300-500% per Fund). The Agreement is subject to an annual commitment fee which is payable in arrears on a quarterly basis. In the event of a draw upon the line of credit, liquid assets of the borrowing Fund may be designated as collateral until its loan is repaid in full. Interest expense paid, as a result of borrowing under this agreement is included in Interest expense in the
Statements of Operations.
There were no open borrowings as of March 31, 2021 by any of the Funds in the Trust.
FUND
AVERAGE
LOANS
WEIGHTED
AVERAGE
INTEREST
RATE
INTEREST
PAID
AQR Core Plus Bond Fund ............................................ $ 5,000,000 0.58% $ 79

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2021
March 31, 2021 (Unaudited)
The Funds had the following borrowings during the period:
Principal Ownership
As of March 31, 2021, the Funds had individual shareholder and/or omnibus accounts owning more than 5% of the total shares outstanding of the Fund as follows:
Significant shareholder transactions by these shareholders, if any, may impact the Funds’ performance.
New Accounting Pronouncements and Regulations
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform
(Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting” in response to concerns about structural risks of interbank offered rates, such as LIBOR. ASU 2020-04 provides optional temporary guidance to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting for certain types of contract modifications, hedging relationships and other transactions that contain LIBOR and/or any other reference rate that is expected to be discontinued. ASU 2020-04 is elective and is effective for certain reference rate-
related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.
In October 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Trust will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, new
Rule 18f-4 will replace the current requirements on funds to “set aside” (often referred to as “asset segregation”) liquid assets, or engage in other SEC or staff-approved measures, to “cover” open positions with respect to certain kinds of derivative instruments. with a requirement to ensure a Fund has a derivatives risk management program consistent with Rule 18f-4, along with other requirements such as compliance with a specific value-at-risk (“VaR”)
based limit on leverage risk. The Board of Trustees will have an oversight role in ensuring these new requirements are being taken into account and will appoint a derivatives risk manager to handle the day-to-day responsibilities of the derivatives risk management program.
In December 2020, the SEC voted to adopt a new rule providing a framework for fund valuation practices. New Rule 2a-5 (“Rule 2a-5”) under the 1940
Act establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit boards, subject to board oversight and certain other conditions, to designate certain parties to perform fair value determinations. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. The SEC also adopted new Rule
31a-4 (“Rule 31a-4”), which provides the recordkeeping requirements associated with fair value determinations. Finally, the SEC is rescinding previously issued guidance on related issues, including the role of the board in determining fair value and the accounting and auditing of fund investments, effective as of the 2a-5 compliance date. Rule 2a-5 and Rule 31a-4 became effective on March 8, 2021. The compliance date for Rule 2a-5 and Rule 31a-4 is
September 8, 2022. A fund is not required to comply with the rules until the compliance date. Management is currently assessing the impact of these provisions on the Funds’ financial statements and various filings.
FUND
AVERAGE
BORROWINGS
AVERAGE
INTEREST
RATE
NUMBER
OF DAYS
OUTSTANDING
INTEREST
PAID
AQR Large Cap Multi-Style Fund ...................................... $22,000,000 1.09% 6 $3,997
AQR Small Cap Multi-Style Fund ....................................... 14,400,000 1.09 5 2,180
AQR Small Cap Momentum Style Fund .................................. 1,500,000 1.09 6 273
AQR Core Plus Bond Fund ........................................... 8,000,000 1.08 1 240
FUND
NUMBER OF INDIVIDUAL
SHAREHOLDERS
AND/OR OMNIBUS
ACCOUNTS
TOTAL
PERCENTAGE
INTEREST
HELD
AQR Large Cap Multi-Style Fund ........................................... 4 94.20%
AQR Small Cap Multi-Style Fund ............................................ 4 94.25
AQR International Multi-Style Fund .......................................... 4 94.76
AQR Emerging Multi-Style II Fund ........................................... 4 96.46
AQR Large Cap Momentum Style Fund ....................................... 3 91.50
AQR Small Cap Momentum Style Fund ....................................... 3 91.60
AQR International Momentum Style Fund ..................................... 3 96.13
AQR Large Cap Defensive Style Fund ........................................ 6 83.65
AQR International Defensive Style Fund ...................................... 4 92.25
AQR Global Equity Fund .................................................. 3 95.86
AQR International Equity Fund ............................................. 4 74.47
AQR Core Plus Bond Fund* ............................................... 5 87.84
*
The percentage held by the Adviser and/or affiliates is 46.45%.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2021
March 31, 2021 (Unaudited)
Subsequent Events
In conjunction with the Reorganizations described in Note 2, certain Target Funds inadvertently failed to distribute to their respective shareholders sufficient investment company taxable income or net capital gains in amounts for the tax years ending on the Reorganization dates of March 8, 2021 and
March 15, 2021, respectively, as required by Subchapter M of the Internal Revenue Code.
In order to meet the distribution requirements under Subchapter M to maintain RIC status, the respective Acquiring Funds each paid a “deficiency dividend,” as described in Section 860(f) of the Internal Revenue Code, in the amounts below on May 27, 2021:
In addition, to meet its 2020 distribution requirements in accordance with Section 855 of the Internal Revenue Code, the AQR International Equity Fund
paid an additional ordinary income distribution of $35,000 on May 27th, 2021.
The payments of these dividends fulfill the funds’ distribution requirements for RIC qualification purposes, thereby preserving the funds’ RIC status.
The Funds have evaluated subsequent events through the date of issuance of this report and have determined that there are no other material events.
ACQUIRING FUND  TARGET FUND  ORDINARY INCOME  CAPITAL GAINS
AQR Small Cap Multi-Style Fund  AQR TM Small Cap Multi-Style Fund  $22,756  $—
AQR Large Cap Momentum Style Fund  AQR TM Large Cap Momentum Style Fund  — 6,125,047
AQR Small Cap Momentum Style Fund  AQR TM Small Cap Momentum Style Fund  — 451,801
AQR International Momentum Style Fund  AQR TM International Momentum Style Fund  43,550  —

Fund Expense Examples (Unaudited)
AQR Funds | Semi-Annual Report | March 2021
As a shareholder of the Trust, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid for the Period Ending 3/31/2021” to estimate the expenses you paid on your account during this period. Each Fund will indirectly bear its pro rata share of the expenses incurred by the underlying investments in which the Fund invests. These expenses are not included in the table.
Hypothetical Example for Comparison Purposes
The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The Fund will indirectly bear its pro rata share of the expenses incurred by the underlying investments in which the Fund invests.
These expenses are not included in the table.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
BEGINNING
  ACCOUNT
          DATE
        VALUE
    ENDING
ACCOUNT
      VALUE
  3/31/21
ANNUALIZED
      EXPENSE
RATIO FOR
THE PERIOD
      EXPENSES
PAID FOR THE
PERIOD
          ENDING
        3/31/21
AQR Large Cap Multi-Style Fund
Class I
Actual Return $1,000.00 $1,222.40 0.41% $2.27
Hypothetical Return $1,000.00 $1,022.89 0.41% $2.07
Class N
Actual Return $1,000.00 $1,219.90 0.66% $3.65
Hypothetical Return $1,000.00 $1,021.64 0.66% $3.33
Class R6
Actual Return $1,000.00 $1,222.60 0.31% $1.72
Hypothetical Return $1,000.00 $1,023.39 0.31% $1.56
AQR Small Cap Multi-Style Fund
Class I
Actual Return $1,000.00 $1,498.80 0.75%
1
$4.67
Hypothetical Return $1,000.00 $1,021.19 0.75%
1
$3.78
Class N
Actual Return $1,000.00 $1,496.20 0.99%
1
$6.16
Hypothetical Return $1,000.00 $1,020.00 0.99%
1
$4.99
Class R6
Actual Return $1,000.00 $1,498.40 0.62%
1
$3.86
Hypothetical Return $1,000.00 $1,021.84 0.62%
1
$3.13
AQR International Multi-Style Fund
Class I
Actual Return $1,000.00 $1,220.20 0.56% $3.10
Hypothetical Return $1,000.00 $1,022.14 0.56% $2.82
Class N
Actual Return $1,000.00 $1,219.00 0.81% $4.48
Hypothetical Return $1,000.00 $1,020.89 0.81% $4.08
Class R6
Actual Return $1,000.00 $1,221.70 0.46% $2.55
Hypothetical Return $1,000.00 $1,022.64 0.46% $2.32

Fund Expense Examples (Unaudited)
AQR Funds | Semi-Annual Report | March 2021
BEGINNING
  ACCOUNT
          DATE
        VALUE
    ENDING
ACCOUNT
      VALUE
  3/31/21
ANNUALIZED
      EXPENSE
RATIO FOR
THE PERIOD
      EXPENSES
PAID FOR THE
PERIOD
          ENDING
        3/31/21
AQR Emerging Multi-Style II Fund
Class I
Actual Return $1,000.00 $1,230.20 0.75% $4.17
Hypothetical Return $1,000.00 $1,021.19 0.75% $3.78
Class N
Actual Return $1,000.00 $1,229.00 0.99% $5.50
Hypothetical Return $1,000.00 $1,020.00 0.99% $4.99
Class R6
Actual Return $1,000.00 $1,230.90 0.65% $3.62
Hypothetical Return $1,000.00 $1,021.69 0.65% $3.28
AQR Large Cap Momentum Style Fund
Class I
Actual Return $1,000.00 $1,144.40 0.41% $2.19
Hypothetical Return $1,000.00 $1,022.89 0.41% $2.07
Class N
Actual Return $1,000.00 $1,143.40 0.66% $3.53
Hypothetical Return $1,000.00 $1,021.64 0.66% $3.33
Class R6
Actual Return $1,000.00 $1,145.20 0.31% $1.66
Hypothetical Return $1,000.00 $1,023.39 0.31% $1.56
AQR Small Cap Momentum Style Fund
Class I
Actual Return $1,000.00 $1,398.20 0.61% $3.65
Hypothetical Return $1,000.00 $1,021.89 0.61% $3.07
Class N
Actual Return $1,000.00 $1,397.20 0.86% $5.14
Hypothetical Return $1,000.00 $1,020.64 0.86% $4.33
Class R6
Actual Return $1,000.00 $1,399.30 0.51% $3.05
Hypothetical Return $1,000.00 $1,022.39 0.51% $2.57
AQR International Momentum Style Fund
Class I
Actual Return $1,000.00 $1,127.10 0.56% $2.97
Hypothetical Return $1,000.00 $1,022.14 0.56% $2.82
Class N
Actual Return $1,000.00 $1,126.10 0.81% $4.29
Hypothetical Return $1,000.00 $1,020.89 0.81% $4.08
Class R6
Actual Return $1,000.00 $1,128.40 0.46% $2.44
Hypothetical Return $1,000.00 $1,022.64 0.46% $2.32
AQR Large Cap Defensive Style Fund
Class I
Actual Return $1,000.00 $1,117.30 0.40% $2.11
Hypothetical Return $1,000.00 $1,022.94 0.40% $2.02
Class N
Actual Return $1,000.00 $1,115.70 0.65% $3.43
Hypothetical Return $1,000.00 $1,021.69 0.65% $3.28
Class R6
Actual Return $1,000.00 $1,117.40 0.30% $1.58
Hypothetical Return $1,000.00 $1,023.44 0.30% $1.51

Fund Expense Examples (Unaudited)
AQR Funds | Semi-Annual Report | March 2021
Expenses are calculated using each Class’ annualized expense ratio, multiplied by the average account value for the period, multiplied by 182/365 (to reflect the one-half year period unless stated oth erwise).
BEGINNING
  ACCOUNT
          DATE
        VALUE
    ENDING
ACCOUNT
      VALUE
  3/31/21
ANNUALIZED
      EXPENSE
RATIO FOR
THE PERIOD
      EXPENSES
PAID FOR THE
PERIOD
          ENDING
        3/31/21
AQR International Defensive Style Fund
Class I
Actual Return $1,000.00 $1,127.30 0.55% $2.92
Hypothetical Return $1,000.00 $1,022.19 0.55% $2.77
Class N
Actual Return $1,000.00 $1,125.50 0.80% $4.24
Hypothetical Return $1,000.00 $1,020.94 0.80% $4.03
Class R6
Actual Return $1,000.00 $1,127.60 0.45% $2.39
Hypothetical Return $1,000.00 $1,022.69 0.45% $2.27
AQR Global Equity Fund
Class I
Actual Return $1,000.00 $1,203.40 0.80% $4.39
Hypothetical Return $1,000.00 $1,020.94 0.80% $4.03
Class N
Actual Return $1,000.00 $1,202.00 1.05% $5.76
Hypothetical Return $1,000.00 $1,019.70 1.05% $5.29
Class R6
Actual Return $1,000.00 $1,205.40 0.70% $3.85
Hypothetical Return $1,000.00 $1,021.44 0.70% $3.53
AQR International Equity Fund
Class I
Actual Return $1,000.00 $1,220.80 0.85% $4.71
Hypothetical Return $1,000.00 $1,020.69 0.85% $4.28
Class N
Actual Return $1,000.00 $1,219.90 1.10% $6.09
Hypothetical Return $1,000.00 $1,019.45 1.10% $5.54
Class R6
Actual Return $1,000.00 $1,222.00 0.75% $4.15
Hypothetical Return $1,000.00 $1,021.19 0.75% $3.78
AQR Core Plus Bond Fund
Class I
Actual Return $1,000.00 $960.40 0.48% $2.35
Hypothetical Return $1,000.00 $1,022.54 0.48% $2.42
Class N
Actual Return $1,000.00 $958.70 0.73% $3.56
Hypothetical Return $1,000.00 $1,021.29 0.73% $3.68
Class R6
Actual Return $1,000.00 $960.90 0.38% $1.86
Hypothetical Return $1,000.00 $1,023.04 0.38% $1.92
1 Includes extraordinary non-recurring expenses related to the Funds' reorganizations and/or extraordinary non-recurring expenses related to a closing agreement with the IRS. Without these costs, the total expenses and total expenses after fees reimbursed would have been 0.61%,
0.86% and 0.51% for Class I, Class N and Class R6, respectively .

Investment Adviser
AQR Capital Management, LLC
Two Greenwich Plaza, 4th Floor
Greenwich, CT 06830
Transfer Agent
ALPS Fund Services, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203
Custodian
JPMorgan Chase Bank, N.A.
4 Metro Tech Center
Brooklyn, NY 11245
Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203
Administrator
JPMorgan Chase Bank, N.A.
70 Fargo Street
Boston, MA 02210
Independent Registered Public Accounting Firm
PricewaterhouseCoopers, LLP
300 Madison Avenue
New York, NY 10017
You may obtain a description of the AQR Funds proxy voting, policies, procedures and information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ending June 30th of each year (available by August 31st of that year) without charge, upon request, by calling 1-866-290-2688 or visiting the funds website https://funds.aqr.com, or by accessing the
SEC’s website at www.SEC.gov. Such reports may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.
Information on the operation of the Public Reference Room may be obtained by calling 202-551-8090.
The Fund files complete schedules of the portfolio holdings with the SEC for the first and third quarters on Form N-PORT Part F. The
Form N-PORT Part F is available without charge, upon request, by calling 1-800-SEC-0330, or by accessing the SEC’s website, at
www.SEC.gov. It may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.
This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ objectives and policies, experienced of its management, marketability of shares and other information.

AQR Funds
P.O. Box 2248, Denver, CO 80201-2248 | p: +1.866.290.2688 | w: https://funds.aqr.com

Item 2. Code of Ethics.
Disclosure required in Registrant’s annual Form N-CSR filing.

Item 3. Audit Committee Financial Expert.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 4. Principal Accountant Fees and Services.
Disclosure required in Registrant’s annual Form N-CSR filing.

Item 5. Audit Committee of Listed Registrants.
Disclosure required in Registrant’s annual Form N-CSR filing.

Item 6. Investments
(a) Schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b) The Registrant made no divestments of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company & Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11. Controls and Procedures.

(a)
The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There have not been any changes in Registrant’s control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.
Item 13. Exhibits.

(a)(1)      Not required for this filing.
(a)(2)      Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

section302
(a)(3)      Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act – Not Applicable.
(a)(4)      Any change in the Registrant’s independent public accountant – Not Applicable.
(b)           Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

section906
SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AQR Funds

By: /s/ Ted Pyne
-----------------------------------
Ted Pyne,
Principal Executive Officer
May 25, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Ted Pyne
----------------------------------
Ted Pyne,
Principal Executive Officer
May 25, 2021

By: /s/ Heather Bonner
---------------------------------
Heather Bonner,
Principal Financial Officer
May 25, 2021